UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (94.6%):

Aerospace & Defense (3.1%):
523,187	BAE Systems plc	$2,953,109
590,743	Bombardier, Inc., Class B	3,624,511
342,048	Finmeccanica SpA	4,558,049
683,000	Singapore Technologies Engineering, Ltd.	1,555,523

		12,691,192

Air Freight & Logistics (1.2%):
154,817	TNT NV	4,442,985
48,221	Toll Holdings, Ltd.	327,650

		4,770,635

Auto Components (1.7%):
105,100	DENSO Corp.	3,133,049
28,348	Hyundai Mobis Co., Ltd.	3,756,021

		6,889,070

Automobiles (1.8%):
75,310	Bayerische Motoren Werke AG (BMW)	3,475,185
96,200	Toyota Motor Corp.	3,868,789

		7,343,974

Beverages (1.7%):
140,280	Anheuser-Busch InBev NV	7,071,193

Biotechnology (1.0%):
114,962	CSL, Ltd.	3,839,489
31,550	Marshall Edwards, Inc.*	154,595

		3,994,084

Capital Markets (0.4%):
287,960	Tullet Prebon plc	1,526,614

Chemicals (1.5%):
22,139	Syngenta AG	6,155,398

Commercial Banks (6.2%):
486,825	Akbank T.A.S.	3,143,535
148,868	Banco Bradesco SA, ADR	2,743,637
66,057	BNP Paribas, Inc.	5,067,028
6,673,000	Industrial & Commercial Bank of China	5,077,297
1,029,587	UniCredit SpA*	3,038,551
430,000	United Overseas Bank, Ltd.	5,899,161

		24,969,209

Communications Equipment (1.5%):
260,007	Nokia OYJ	4,042,971
77,600	Tandberg ASA	2,214,659

		6,257,630

Distributors (0.7%):
564,000	Li & Fung, Ltd.	2,766,320

Diversified Telecommunication Services (2.0%):
269,691	Koninklijke KPN NV	4,275,599
158,932	Telefonica SA	3,760,578

		8,036,177

Electrical Equipment (1.3%):
134,265	ABB, Ltd.	2,931,776
45,588	Bharat Heavy Electricals, Ltd.	2,428,454

		5,360,230

Electronic Equipment, Instruments & Components (3.4%):
141,400	HOYA Corp.	3,873,861
15,169	Keyence Corp.	3,613,293
59,700	Nidec Corp.	6,403,825

		13,890,979

Energy Equipment & Services (0.6%):
170,042	Petroleum Geo-Services*	2,220,244

Food & Staples Retailing (3.1%):
318,789	Koninklijke Ahold NV	4,251,739
870,366	Tesco plc	5,753,893
105,785	Woolworths, Ltd.	2,714,596

		12,720,228

Food Products (4.0%):
21,324	Aryzta AG	935,056
62,856	Danone SA	3,788,813
174,543	Nestle SA	8,932,382
88,254	Unilever plc	2,588,307

		16,244,558

Health Care Equipment & Supplies (3.5%):
78,504	Cochlear, Ltd.	5,240,651
50,500	DiaSorin SpA	1,902,720
177,856	Smith & Nephew plc	1,774,757
26,237	Sonova Holding AG, Registered Shares	3,262,279
17,521	Synthes, Inc.	2,188,745

		14,369,152

Health Care Providers & Services (0.7%):
47,081	Fresenius Medical Care AG & Co. KGaA	2,656,436

Hotels, Restaurants & Leisure (1.5%):
760,561	Compass Group plc	6,074,115

Household Products (2.2%):
159,409	Reckitt Benckiser Group plc	8,770,802

Independent Power Producers & Energy Traders (1.3%):
1,049,705	International Power plc	5,072,081

Industrial Conglomerates (2.5%):
661,000	Hutchison Whampoa, Ltd.	4,826,852
813,000	Keppel Corp., Ltd.	5,293,994

		10,120,846

Insurance (2.3%):
135,778	AXA SA	3,016,514
8,175	Fairfax Financial Holdings, Ltd.	3,074,683
174,546	QBE Insurance Group, Ltd.	3,329,727

		9,420,924

IT Services (1.8%):
128,217	Infosys Technologies, Ltd.	7,465,004

Life Sciences Tools & Services (0.0%):
376,113	Art Advanced Research Technologies, Inc.*	0
2,423,947	Tyrian Diagnostics, Ltd.*	33,291

		33,291

Machinery (2.0%):
151,028	Aalberts Industries NV	2,410,453
35,900	Fanuc, Ltd.	3,812,082
93,400	Komatsu, Ltd.	1,959,762

		8,182,297

Media (4.0%):
55,030	Eutelsat Communications	1,954,589
193,430	Grupo Televisa SA, ADR	4,065,899
592,357	Informa plc	3,484,671
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued

Media, continued
416,072	Reed Elsevier plc	$3,328,365
323,135	WPP plc	3,345,525

		16,179,049

Metals & Mining (1.8%):
185,840	BHP Billiton, Ltd.	7,454,281

Multi-Utilities (0.7%):
646,934	Centrica plc	2,882,666

Office Electronics (0.4%):
35,650	Canon, Inc.	1,648,419

Oil, Gas & Consumable Fuels (8.4%):
237,043	BG Group plc	4,094,370
19,400	BP plc, ADR	1,107,158
45,077	Canadian Natural Resources, Ltd.	3,337,048
59,283	Cenovus Energy, Inc.	1,548,925
85,030	EnCana Corp.	2,646,197
160,892	Eni SpA	3,777,979
95,530	OAO Gazprom, Registered shares	2,233,687
101,836	Petroleo Brasileiro SA, ADR, Class A	4,031,687
105,315	Suncor Energy, Inc.	3,425,797
198,151	Talisman Energy, Inc.	3,389,682
78,716	Total SA	4,570,959

		34,163,489

Pharmaceuticals (11.1%):
88,168	Bayer AG	5,956,100
20,423	Merck KGaA	1,654,044
34,279	Novartis AG, Registered Shares	1,853,170
90,400	Novo Nordisk A/S, B Shares	7,013,072
59,241	Roche Holding AG	9,616,233
326,886	Shire plc	7,214,733
185,659	Teva Pharmaceutical Industries, Ltd., ADR	11,711,370

		45,018,722

Professional Services (0.6%):
213,689	Capita Group plc	2,454,735

Road & Rail (0.8%):
51,497	Canadian National Railway Co.	3,126,133

Semiconductors & Semiconductor Equipment (1.9%):
166,000	MediaTek, Inc.	2,879,058
462,857	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,855,370

		7,734,428

Software (0.7%):
58,307	SAP AG	2,821,859

Specialty Retail (0.8%):
416,297	Esprit Holdings, Ltd.	3,274,347

Textiles, Apparel & Luxury Goods (2.2%):
82,854	Adidas AG	4,420,270
14,753	Puma AG	4,664,065

		9,084,335

Tobacco (3.1%):
120,878	British American Tobacco plc	4,168,038
275,326	Imperial Tobacco Group plc	8,413,671

		12,581,709

Trading Companies & Distributors (0.5%):
184,629	Bunzl plc	2,017,827

Wireless Telecommunication Services (4.6%):
141,995	America Movil, SAB de C.V., ADR, Series L	7,148,028
94,760	Philippine Long Distance Telephone Co.	5,071,771
2,714,457	Vodafone Group plc	6,279,868

		18,499,667

Total Common Stocks (Cost $331,240,663)		384,014,349

Warrants (0.0%):

Life Sciences Tools & Services (0.0%):
636,800	Tyrian Diagnostics, Ltd.*	1,086

Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity*(a)	0
10,000	Marshall Edwards, Inc., Private Equity*(a)	15,608

		15,608

Total Warrants (Cost $—)		16,694

Investment Companies (5.2%):
21,006,602	Dreyfus Treasury Prime Cash Management, 0.00%(b)	21,006,602

Total Investment Companies (Cost $21,006,602)		21,006,602

Total Investment Securities (Cost $352,247,265)(c)—99.8%		405,037,645

Net other assets (liabilities) — 0.2%		953,205

Net Assets — 100.0%		$405,990,850

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2010, these securities represent 0.0% of the net assets of the Fund.

(b)	The rate represents the effective yield at March 31, 2010.

(c)	Cost for federal income tax purposes is $362,322,233. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$59,836,401
Unrealized depreciation	(17,120,989)

Net unrealized appreciation	$42,715,412

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	5.7%
Belgium	1.7%
Brazil	1.7%
Canada	6.0%
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Country	Percentage
Denmark	1.7%
Finland	1.0%
France	4.5%
Germany	6.3%
Hong Kong	3.9%
India	2.4%
Israel	2.9%
Italy	3.3%
Japan	7.0%
Mexico	2.8%
Netherlands	3.8%
Norway	1.1%
Philippines	1.3%
Republic of Korea	0.9%
Russian Federation	0.6%
Singapore	3.1%
Spain	0.9%
Switzerland	8.9%
Taiwan	1.9%
Turkey	0.8%
United Kingdom	20.6%
United States	5.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (97.5%):

Air Freight & Logistics (2.0%):
158,900	United Parcel Service, Inc., Class B	$10,234,749

Airlines (2.7%):
761,800	Delta Air Lines, Inc.*	11,114,662
131,200	UAL Corp.*	2,564,960

		13,679,622

Beverages (2.3%):
213,100	Coca-Cola Co. (The)	11,720,500

Biotechnology (3.2%):
159,500	Amgen, Inc.*	9,531,720
159,300	Gilead Sciences, Inc.*	7,244,964

		16,776,684

Building Products (0.1%):
46,300	Masco Corp.	718,576

Capital Markets (0.9%):
27,200	Goldman Sachs Group, Inc.	4,641,136

Chemicals (0.7%):
83,200	Ecolab, Inc.	3,656,640

Commercial Banks (1.5%):
246,600	Wells Fargo & Co.	7,674,192

Communications Equipment (4.2%):
352,200	Cisco Systems, Inc.*	9,167,766
60,600	F5 Networks, Inc.*	3,727,506
211,200	QUALCOMM, Inc.	8,868,288

		21,763,560

Computers & Peripherals (11.1%):
114,200	Apple Computer, Inc.*	26,829,006
152,300	EMC Corp.*	2,747,492
285,100	Hewlett-Packard Co.	15,153,065
240,100	NetApp, Inc.*	7,817,656
256,900	Seagate Technology*	4,690,994

		57,238,213

Diversified Financial Services (1.9%):
107,800	JPMorgan Chase & Co.	4,824,050
170,600	Moody’s Corp.	5,075,350

		9,899,400

Energy Equipment & Services (1.3%):
54,600	Schlumberger, Ltd.	3,464,916
35,400	Transocean, Ltd.*	3,057,852

		6,522,768

Food & Staples Retailing (2.6%):
192,600	Wal-Mart Stores, Inc.	10,708,560
79,500	Whole Foods Market, Inc.*	2,873,925

		13,582,485

Health Care Equipment & Supplies (2.7%):
160,600	St. Jude Medical, Inc.*	6,592,630
125,500	Zimmer Holdings, Inc.*	7,429,600

		14,022,230

Health Care Providers & Services (2.0%):
103,200	Express Scripts, Inc.*	10,501,632

Health Care Technology (1.2%):
75,800	Cerner Corp.*	6,447,548

Hotels, Restaurants & Leisure (3.9%):
66,700	Darden Restaurants, Inc.	2,970,818
275,100	Las Vegas Sands Corp.*	5,818,365
231,000	Starbucks Corp.*	5,606,370
125,700	Starwood Hotels & Resorts Worldwide, Inc.	5,862,648

		20,258,201

Household Products (2.9%):
238,800	Procter & Gamble Co. (The)	15,108,876

Internet & Catalog Retail (2.6%):
99,800	Amazon.com, Inc.*	13,545,854

Internet Software & Services (4.9%):
9,000	Baidu, Inc., ADR*	5,373,000
34,800	Google, Inc., Class A*	19,731,948

		25,104,948

IT Services (1.0%):
19,500	MasterCard, Inc., Class A	4,953,000

Life Sciences Tools & Services (2.1%):
97,200	Covance, Inc.*	5,967,108
97,500	Life Technologies Corp.*	5,096,325

		11,063,433

Machinery (7.6%):
110,200	Cummins, Inc.	6,826,890
163,400	Danaher Corp.	13,057,294
176,600	Joy Global, Inc.	9,995,560
210,500	PACCAR, Inc.	9,123,070

		39,002,814

Media (2.9%):
410,100	CBS Corp.	5,716,794
500,800	Comcast Corp., Class A	9,425,056

		15,141,850

Metals & Mining (2.0%):
33,600	Agnico-Eagle Mines, Ltd.	1,870,512
39,800	Freeport-McMoRan Copper & Gold, Inc., Class B	3,324,892
76,800	United States Steel Corp.	4,878,336

		10,073,740

Multiline Retail (1.8%):
167,600	Kohl’s Corp.*	9,181,128

Oil, Gas & Consumable Fuels (2.5%):
79,900	Anadarko Petroleum Corp.	5,819,117
73,900	EOG Resources, Inc.	6,868,266

		12,687,383

Personal Products (1.4%):
208,700	Avon Products, Inc.	7,068,669

Pharmaceuticals (4.6%):
211,800	Abbott Laboratories	11,157,624
393,100	Pfizer, Inc.	6,741,665
88,600	Teva Pharmaceutical Industries, Ltd., ADR	5,588,888

		23,488,177

Professional Services (0.7%):
66,900	Manpower, Inc.	3,821,328

Semiconductors & Semiconductor Equipment (4.5%):
156,500	Broadcom Corp., Class A	5,192,670
25,500	Cree, Inc.*	1,790,610
131,700	Lam Research Corp.*	4,915,044
659,600	Micron Technology, Inc.*	6,853,244
256,100	NVIDIA Corp.*	4,451,018

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Semiconductors & Semiconductor Equipment, continued

		23,202,586

Software (7.8%):
219,200	Check Point Software Technologies, Ltd.*	$7,685,152
830,300	Microsoft Corp.	24,302,881
111,800	Salesforce.com, Inc.*	8,323,510

		40,311,543

Specialty Retail (2.0%):
156,000	CarMax, Inc.*	3,918,720
205,200	Home Depot, Inc.	6,638,220

		10,556,940

Tobacco (1.4%):
135,600	Philip Morris International, Inc.	7,072,896

Wireless Telecommunication Services (0.5%):
62,400	NII Holdings, Inc.*	2,599,584

Total Common Stocks (Cost $389,990,274)		503,322,885

Investment Companies (2.1%):
10,849,750	Dreyfus Treasury Prime Cash Management, 0.00%(a)	10,849,750

Total Investment Companies (Cost $10,849,750)		10,849,750

Total Investment Securities (Cost $400,840,024)(b)—99.6%		514,172,635

Net other assets (liabilities) — 0.4%		1,978,144

Net Assets — 100.0%		$516,150,779

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $406,165,049. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$114,151,124
Unrealized depreciation	(6,143,538)

Net unrealized appreciation	$108,007,586

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Canada	0.4%
Cayman Islands	2.0%
Israel	2.6%
Netherlands	0.7%
Switzerland	0.6%
United States	93.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Convertible Preferred Stocks (0.6%):

Commercial Banks (0.3%):
2,000	Fifth Third Bancorp, Series G	$272,360

Metals & Mining (0.3%):
3,200	Freeport-McMoRan Copper & Gold, Inc.	371,104

Total Convertible Preferred Stocks (Cost $447,908)		643,464

Common Stocks (97.1%):

Aerospace & Defense (2.1%):
71,079	AerCap Holdings NV*	818,830
16,200	L-3 Communications Holdings, Inc.	1,484,406

		2,303,236

Airlines (0.6%):
42,300	Delta Air Lines, Inc.*	617,157

Auto Components (1.6%):
33,600	BorgWarner, Inc.*	1,282,848
40,800	Goodyear Tire & Rubber Co.*	515,712

		1,798,560

Beverages (0.7%):
15,900	Fomento Economico Mexicano, SA de CV, ADR	755,727

Building Products (0.5%):
35,900	Masco Corp.	557,168

Capital Markets (2.8%):
18,500	Ameriprise Financial, Inc.	839,160
29,700	Raymond James Financial, Inc.	794,178
74,800	TD AMERITRADE Holding Corp.*	1,425,688

		3,059,026

Chemicals (3.2%):
28,800	Albemarle Corp.	1,227,744
16,700	Celanese Corp., Series A	531,895
7,618	International Flavor & Fragrances, Inc.	363,150
21,800	PPG Industries, Inc.	1,425,720

		3,548,509

Commercial Banks (8.7%):
14,830	BB&T Corp.	480,344
21,800	City National Corp.	1,176,546
45,700	Comerica, Inc.	1,738,428
29,800	Cullen/Frost Bankers, Inc.	1,662,840
79,700	Fifth Third Bancorp	1,083,123
27,051	SVB Financial Group*	1,262,199
93,900	TCF Financial Corp.	1,496,766
33,600	Zions Bancorp	733,152

		9,633,398

Communications Equipment (1.0%):
103,600	Brocade Communications Systems, Inc.*	591,556
16,600	CommScope, Inc.*	465,132

		1,056,688

Computers & Peripherals (0.9%):
33,200	Diebold, Inc.	1,054,432

Construction & Engineering (0.7%):
29,900	Foster Wheeler AG*	811,486

Consumer Finance (1.6%):
115,468	Discover Financial Services	1,720,473

Containers & Packaging (2.4%):
39,400	Crown Holdings, Inc.*	1,062,224
63,200	Packaging Corp. of America	1,555,352

		2,617,576

Diversified Telecommunication Services (0.6%):
136,200	Qwest Communications International, Inc.	710,964

Electric Utilities (1.8%):
30,700	American Electric Power Co., Inc.	1,049,326
17,400	Northeast Utilities	480,936
17,100	PPL Corp.	473,841

		2,004,103

Electrical Equipment (0.9%):
21,400	Cooper Industries plc	1,025,916

Electronic Equipment, Instruments & Components (2.6%):
21,700	Agilent Technologies, Inc.*	746,263
34,900	Arrow Electronics, Inc.*	1,051,537
52,900	Molex, Inc.	1,103,494

		2,901,294

Energy Equipment & Services (3.5%):
17,900	Ensco plc, SP ADR	801,562
25,000	Nabors Industries, Ltd.*	490,750
32,800	Noble Corp.	1,371,696
41,500	Pride International, Inc.*	1,249,565

		3,913,573

Food Products (1.1%):
20,500	J.M. Smucker Co. (The)	1,235,330

Health Care Equipment & Supplies (2.7%):
9,174	Beckman Coulter, Inc.	576,127
15,100	Cooper Companies, Inc.	587,088
9,600	Hospira, Inc.*	543,840
19,300	Teleflex, Inc.	1,236,551

		2,943,606

Health Care Providers & Services (1.7%):
31,700	AmerisourceBergen Corp.	916,764
24,800	Community Health Systems, Inc.*	915,864

		1,832,628

Hotels, Restaurants & Leisure (3.6%):
38,563	International Game Technology	711,487
53,300	Royal Caribbean Cruises, Ltd.*	1,758,367
31,900	Starwood Hotels & Resorts Worldwide, Inc.	1,487,816

		3,957,670

Household Durables (1.9%):
83,600	D. R. Horton, Inc.	1,053,360
17,300	Stanley Black & Decker, Inc.	993,193

		2,046,553

Household Products (1.0%):
17,100	Clorox Co. (The)	1,096,794

Independent Power Producers & Energy Traders (0.2%):
17,569	AES Corp. (The)*	193,259

Insurance (5.8%):
25,800	ACE, Ltd.	1,349,340
21,200	Assured Guaranty, Ltd.	465,764
21,300	Axis Capital Holdings, Ltd.	665,838
53,700	Genworth Financial, Inc.*	984,858
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued

Insurance, continued
31,860	Lincoln National Corp.	$978,102
36,400	Reinsurance Group of America, Inc.	1,911,728

		6,355,630

Internet Software & Services (0.3%):
14,400	VeriSign, Inc.*	374,544

IT Services (0.7%):
45,700	Western Union Co.	775,072

Leisure Equipment & Products (1.1%):
31,200	Hasbro, Inc.	1,194,336

Life Sciences Tools & Services (0.6%):
6,200	Mettler-Toledo International, Inc.*	677,040

Machinery (4.5%):
23,300	Ingersoll-Rand plc	812,471
40,700	Kennametal, Inc.	1,144,484
18,900	Navistar International Corp.*	845,397
21,000	Parker Hannifin Corp.	1,359,540
33,100	Terex Corp.*	751,701

		4,913,593

Media (1.2%):
36,700	DISH Network Corp., Class A	764,094
31,131	Gannett Co., Inc.	514,284

		1,278,378

Metals & Mining (1.4%):
12,100	Allegheny Technologies, Inc.	653,279
13,500	United States Steel Corp.	857,520

		1,510,799

Multi-Utilities (5.8%):
30,600	PG&E Corp.	1,298,052
29,600	Public Service Enterprise Group, Inc.	873,792
31,300	Sempra Energy	1,561,870
26,500	Wisconsin Energy Corp.	1,309,365
62,200	Xcel Energy, Inc.	1,318,640

		6,361,719

Multiline Retail (1.6%):
38,100	J.C. Penney Co., Inc.	1,225,677
14,700	Nordstrom, Inc.	600,495

		1,826,172

Oil, Gas & Consumable Fuels (5.8%):
35,800	Cabot Oil & Gas Corp.	1,317,440
11,304	Massey Energy Co.	591,086
17,400	Newfield Exploration Co.*	905,670
29,351	Peabody Energy Corp.	1,341,341
63,100	Spectra Energy Corp.	1,421,643
34,700	Williams Cos., Inc. (The)	801,570

		6,378,750

Paper & Forest Products (1.1%):
25,800	Weyerhaeuser Co.	1,167,966

Personal Products (1.8%):
25,600	Avon Products, Inc.	867,072
16,900	Estee Lauder Co., Inc. (The), Class A	1,096,303

		1,963,375

Pharmaceuticals (0.5%):
13,100	Watson Pharmaceuticals, Inc.*	547,187

Professional Services (1.0%):
19,600	Manpower, Inc.	1,119,552

Real Estate Investment Trusts (REITs) (8.1%):
18,000	Alexandria Real Estate Equities, Inc.	1,216,800
15,800	Boston Properties, Inc.	1,191,952
34,000	Equity Residential Property Trust	1,331,100
69,423	Host Hotels & Resorts, Inc.	1,017,047
57,800	ProLogis Trust	762,960
34,100	Rayonier, Inc.	1,549,163
21,400	Taubman Centers, Inc.	854,288
13,487	Vornado Realty Trust	1,020,966

		8,944,276

Semiconductors & Semiconductor Equipment (1.7%):
45,000	Advanced Micro Devices, Inc.*	417,150
103,900	Atmel Corp.*	522,617
17,395	Lam Research Corp.*	649,182
7,800	Varian Semiconductor Equipment Associates, Inc.*	258,336

		1,847,285

Software (1.1%):
11,200	Citrix Systems, Inc.*	531,664
40,300	Nuance Communications, Inc.*	670,592

		1,202,256

Specialty Retail (2.9%):
47,700	American Eagle Outfitters, Inc.	883,404
96,500	Foot Locker, Inc.	1,451,360
19,900	O’Reilly Automotive, Inc.*	830,029

		3,164,793

Textiles, Apparel & Luxury Goods (1.7%):
31,100	Hanesbrands, Inc.*	865,202
52,500	Jones Apparel Group, Inc.	998,550

		1,863,752

Total Common Stocks (Cost $82,789,757)		106,861,601

Investment Companies (4.8%):
5,346,385	Dreyfus Treasury Prime Cash Management, 0.00%(a)	5,346,385

Total Investment Companies (Cost $5,346,385)		5,346,385

Total Investment Securities (Cost $88,584,050)(b)—102.5%		112,851,450

Net other assets (liabilities) — (2.5)%		(2,792,416)

Net Assets — 100.0%		$110,059,034

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $89,305,812. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,971,113
Unrealized depreciation	(1,425,475)

Net unrealized appreciation	$23,545,638

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Country	Percentage
Bermuda	2.2%
Ireland	1.6%
Liberia	1.6%
Mexico	0.7%
Netherlands	0.7%
Switzerland	2.4%
United Kingdom	0.7%
United States	90.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (99.5%):

Aerospace & Defense (1.8%):
16,060	AAR Corp.*	$398,609
19,751	Ceradyne, Inc.*	448,150
10,130	Esterline Technologies Corp.*	500,726
25,170	Ladish Co., Inc.*	507,428

		1,854,913

Air Freight & Logistics (0.3%):
57,667	Pacer International, Inc.*	347,155

Airlines (0.4%):
30,240	SkyWest, Inc.	431,827

Building Products (1.1%):
5,910	Ameron International Corp.	371,680
7,250	Lennox International, Inc.	321,320
6,140	NCI Building Systems, Inc.*	67,786
10,430	Universal Forest Products, Inc.	401,763

		1,162,549

Capital Markets (2.3%):
10,371	Federated Investors, Inc.	273,587
31,199	Investment Technology Group, Inc.*	520,711
33,190	Knight Capital Group, Inc., Class A*	506,147
22,820	OptionsXpress Holdings, Inc.*	371,738
8,966	Piper Jaffray Cos., Inc.*	361,330
11,174	Raymond James Financial, Inc.	298,793

		2,332,306

Chemicals (1.8%):
9,045	Cytec Industries, Inc.	422,763
33,070	H.B. Fuller Co.	767,555
18,027	OM Group, Inc.*	610,755

		1,801,073

Commercial Banks (6.9%):
11,240	BancFirst Corp.	471,068
31,880	BancTrust Financial Group, Inc.	154,618
21,564	Bryn Mawr Bank Corp.	391,387
29,140	Chemical Financial Corp.	688,287
25,383	Columbia Banking System, Inc.	515,529
16,830	Community Trust Bancorp, Inc.	455,925
4,230	First Citizens BancShares, Inc., Class A	840,755
103,843	First Commonwealth Financial Corp.	696,786
18,860	First Financial Corp.	546,185
120	First National Bank Alaska	213,600
30,609	Investors Bancorp, Inc.*	404,039
18,727	Merchants Bancshares, Inc.	406,563
27,560	Northfield Bancorp, Inc.	399,069
22,593	Northrim BanCorp, Inc.	385,888
64,427	West Coast Bancorp	166,222
25,534	Whitney Holding Corp.	352,114

		7,088,035

Commercial Services & Supplies (2.0%):
16,300	ABM Industries, Inc.	345,560
17,080	ATC Technology Corp.*	293,093
12,910	Consolidated Graphics, Inc.*	534,603
21,317	Ennis, Inc.	346,828
8,670	United Stationers, Inc.*	510,229

		2,030,313

Communications Equipment (2.7%):
50,550	ADC Telecommunications, Inc.*	369,520
21,450	Anaren, Inc.*	305,448
8,807	Bel Fuse, Inc., Class B	177,461
14,285	Black Box Corp.	439,407
14,250	Plantronics, Inc.	445,740
53,800	Symmetricom, Inc.*	313,654
15,880	Tekelec*	288,381
60,290	Tellabs, Inc.	456,395

		2,796,006

Computers & Peripherals (0.2%):
73,380	Adaptec, Inc.*	239,953

Construction & Engineering (2.7%):
26,962	Comfort Systems USA, Inc.	336,755
42,950	Dycom Industries, Inc.*	376,672
23,970	Emcor Group, Inc.*	590,381
21,710	KBR, Inc.	481,094
6,132	KHD Humboldt Wedag International AG	45,133
12,540	Layne Christensen Co.*	334,943
31,303	Pike Electric Corp.*	291,744
19,918	Sterling Construction Co., Inc.*	313,111

		2,769,833

Construction Materials (0.3%):
11,484	Eagle Materials, Inc.	304,785

Consumer Finance (0.8%):
19,800	Cash America International, Inc.	781,704

Containers & Packaging (1.6%):
6,818	Greif, Inc., Class A	374,444
17,201	Greif, Inc., Class B	891,528
16,360	Packaging Corp. of America	402,620

		1,668,592

Diversified Consumer Services (0.5%):
25,950	Regis Corp.	484,746

Diversified Financial Services (0.6%):
33,643	Medallion Financial Corp.	267,798
8,160	PICO Holdings, Inc.*	303,471

		571,269

Diversified Telecommunication Services (0.3%):
23,079	Warwick Valley Telephone Co.	328,414

Electric Utilities (2.6%):
17,000	ALLETE, Inc.	569,160
27,110	El Paso Electric Co.*	558,466
17,900	Great Plains Energy, Inc.	332,403
11,610	Hawaiian Electric Industries, Inc.	260,645
14,590	MGE Energy, Inc.	515,902
14,380	UIL Holdings Corp.	395,450

		2,632,026

Electrical Equipment (2.1%):
10,180	A.O. Smith Corp.	535,163
9,310	Acuity Brands, Inc.	392,975
17,000	Belden CDT, Inc.	466,820
54,258	GrafTech International, Ltd.*	741,707

		2,136,665

Electronic Equipment, Instruments & Components (4.0%):
11,960	Anixter International, Inc.*	560,326
34,061	Benchmark Electronics, Inc.*	706,425
60,290	Brightpoint, Inc.*	453,984
24,665	CPI International, Inc.*	327,058
36,354	CTS Corp.	342,455
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued

Electronic Equipment, Instruments & Components, continued
24,000	Electro Scientific Industries, Inc.*	$307,440
10,668	Littlelfuse, Inc.*	405,490
34,340	Methode Electronics, Inc.	339,966
13,670	MTS Systems Corp.	396,840
60,935	Nam Tai Electronics, Inc.*	304,675

		4,144,659

Energy Equipment & Services (2.8%):
11,750	Dawson Geophysical Co.*	343,570
18,300	Gulf Island Fabrication, Inc.	398,025
3,430	Lufkin Industries, Inc.	271,485
27,610	Matrix Service Co.*	297,084
21,450	Patterson-UTI Energy, Inc.	299,656
14,490	T-3 Energy Services, Inc.*	355,874
36,786	TGC Industries, Inc.*	148,615
9,270	Tidewater, Inc.	438,193
54,807	Union Drilling, Inc.*	337,611

		2,890,113

Food & Staples Retailing (1.2%):
17,880	Casey’s General Stores, Inc.	561,432
12,790	Ruddick Corp.	404,676
16,406	Spartan Stores, Inc.	236,574

		1,202,682

Food Products (0.7%):
32,850	Fresh Del Monte Produce, Inc.*	665,213

Gas Utilities (1.2%):
16,060	Laclede Group, Inc. (The)	541,543
16,720	NICOR, Inc.	700,903

		1,242,446

Health Care Equipment & Supplies (1.4%):
6,750	Analogic Corp.	288,428
14,357	Cantel Medical Corp.	284,986
11,458	Kensey Nash Corp.*	270,294
34,000	Symmetry Medical, Inc.*	341,360
9,348	Young Innovations, Inc.	263,240

		1,448,308

Health Care Providers & Services (3.6%):
14,354	AmSurg Corp.*	309,903
32,370	Healthspring, Inc.*	569,712
25,860	Kindred Healthcare, Inc.*	466,773
10,040	Magellan Health Services, Inc.*	436,539
32,720	MedCath Corp.*	342,579
61,460	NovaMed, Inc.*	208,964
7,260	Owens & Minor, Inc.	336,791
35,063	Res-Care, Inc.*	420,405
18,620	Triple-S Management Corp., Class B*	330,691
16,250	U.S. Physical Therapy, Inc.*	282,750

		3,705,107

Hotels, Restaurants & Leisure (1.9%):
46,940	Benihana, Inc., Class A*	305,110
17,140	Bob Evans Farms, Inc.	529,797
9,581	CEC Entertainment, Inc.*	365,036
14,330	Jack in the Box, Inc.*	337,472
16,000	Red Robin Gourmet Burgers*	391,040

		1,928,455

Household Durables (1.0%):
15,790	American Greetings Corp., Class A	329,063
9,900	Cavco Industries, Inc.*	337,986
18,637	CSS Industries, Inc.	374,604

		1,041,653

Insurance (8.6%):
25,970	American Safety Insurance Holdings, Ltd.*	430,842
16,050	Argo Group International Holdings, Ltd.	523,069
18,239	Baldwin & Lyons, Inc., Class B	439,378
32,530	CNA Surety Corp.*	578,709
20,201	EMC Insurance Group, Inc.	454,927
22,106	FBL Financial Group, Inc., Class A	541,155
35,461	First Mercury Financial Corp.	462,057
11,040	Harleysville Group, Inc.	372,710
41,600	Horace Mann Educators Corp.	626,496
2,030	National Western Life Insurance Co., Class A	374,230
14,210	Navigators Group, Inc.*	558,879
23,250	Old Republic International Corp.	294,810
7,450	RLI Corp.	424,799
18,360	Safety Insurance Group, Inc.	691,621
26,590	Stewart Information Services Corp.	366,942
108,933	United America Indemnity, Ltd., Class A*	1,042,489
33,217	United Fire & Casualty Co.	597,574

		8,780,687

Internet Software & Services (0.6%):
28,100	InfoSpace, Inc.*	310,505
36,260	United Online, Inc.	271,225

		581,730

IT Services (1.9%):
22,400	Acxiom Corp.*	401,856
8,874	CACI International, Inc., Class A*	433,495
19,160	CSG Systems International, Inc.*	401,594
6,280	Maximus, Inc.	382,640
85,200	MoneyGram International, Inc.*	324,612

		1,944,197

Leisure Equipment & Products (0.6%):
16,510	Brunswick Corp.	263,665
25,280	JAKKS Pacific, Inc.*	329,904

		593,569

Machinery (3.4%):
13,120	Astec Industries, Inc.*	379,955
12,180	CIRCOR International, Inc.	404,498
18,180	Enpro Industries, Inc.*	528,675
13,802	Freightcar America, Inc.	333,456
11,660	Harsco Corp.	372,420
21,376	Kadant, Inc.*	308,028
10,920	L.B. Foster Co., Class A*	315,479
19,080	Mueller Industries, Inc.	511,153
13,990	Robbins & Myers, Inc.	333,242

		3,486,906

Media (0.4%):
14,720	Scholastic Corp.	412,160

Metals & Mining (2.5%):
11,710	Carpenter Technology Corp.	428,586
31,883	Harry Winston Diamond Corp.*	314,366
12,939	Haynes International, Inc.	459,723
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued

Metals & Mining, continued
15,611	Olympic Steel, Inc.	$509,699
19,070	RTI International Metals, Inc.*	578,393
21,460	Terra Nova Royalty Corp.*	282,199

		2,572,966

Multi-Utilities (2.2%):
31,250	Avista Corp.	647,187
21,090	Black Hills Corp.	640,082
9,360	CH Energy Group, Inc.	382,262
22,090	NorthWestern Corp.	592,233

		2,261,764

Oil, Gas & Consumable Fuels (2.8%):
11,970	Berry Petroleum Co., Class A	337,075
10,920	Bill Barrett Corp.*	335,353
11,710	Forest Oil Corp.*	302,352
15,230	Holly Corp.	425,069
25,820	Mariner Energy, Inc.*	386,525
26,090	Stone Energy Corp.*	463,098
19,310	Swift Energy Co.*	593,590

		2,843,062

Professional Services (1.7%):
22,290	CDI Corp.	326,772
6,570	FTI Consulting, Inc.*	258,332
18,829	Kforce, Inc.*	286,389
22,880	Korn/Ferry International*	403,832
66,739	LECG Corp.*	198,882
21,360	Navigant Consulting, Inc.*	259,097

		1,733,304

Real Estate Investment Trusts (REITs) (5.3%):
87,400	DCT Industrial Trust, Inc.	457,102
68,956	DiamondRock Hospitality, Co.	697,145
37,230	Franklin Street Properties Corp.	537,229
12,800	Getty Realty Corp.	299,520
16,768	National Health Investors, Inc. REIT	649,927
20,819	Potlatch Corp.	729,498
24,540	Starwood Property Trust, Inc.	473,622
51,346	Sunstone Hotel Investors, Inc.*	573,535
14,800	Universal Health Realty Income Trust	523,032
28,280	Urstadt Biddle Properties, Inc., Class A	447,107

		5,387,717

Real Estate Management & Development (0.5%):
20,064	Avatar Holdings, Inc.*	436,191
13,820	Maui Land & Pineapple Co., Inc.*	86,099

		522,290

Road & Rail (1.9%):
11,930	Arkansas Best Corp.	356,468
19,770	Heartland Express, Inc.	326,205
8,060	Ryder System, Inc.	312,406
40,540	Werner Enterprises, Inc.	939,312

		1,934,391

Semiconductors & Semiconductor Equipment (3.3%):
43,450	Amkor Technology, Inc.*	307,192
18,390	ATMI, Inc.*	355,111
49,000	Cirrus Logic, Inc.*	411,110
30,229	Fairchild Semiconductor International, Inc.*	321,939
45,207	Kulicke & Soffa Industries, Inc.*	327,751
16,270	MKS Instruments, Inc.*	318,729
29,872	OmniVision Technologies, Inc.*	513,201
7,800	Varian Semiconductor Equipment Associates, Inc.*	258,336
30,341	Verigy, Ltd.*	339,212
25,171	Zoran Corp.*	270,840

		3,423,421

Software (1.9%):
35,910	Compuware Corp.*	301,644
10,560	Jack Henry & Associates, Inc.	254,074
45,930	Mentor Graphics Corp.*	368,359
30,754	Monotype Imaging Holdings, Inc.*	299,236
17,700	Parametric Technology Corp.*	319,485
13,750	Progress Software Corp.*	432,162

		1,974,960

Specialty Retail (5.5%):
14,292	America’s Car-Mart, Inc.*	344,723
21,351	Ann Taylor Stores Corp.*	441,966
46,760	Christopher & Banks Corp.	374,080
34,070	Finish Line, Inc. (The), Class A	556,022
32,540	Foot Locker, Inc.	489,402
17,510	GameStop Corp., Class A*	383,644
20,167	Men’s Wearhouse, Inc. (The)	482,798
33,000	OfficeMax, Inc.*	541,860
146,022	Pacific Sunwear of California, Inc.*	775,377
31,210	Rent-A-Center, Inc.*	738,116
20,644	Shoe Carnival, Inc.*	471,922

		5,599,910

Textiles, Apparel & Luxury Goods (0.6%):
28,360	Movado Group, Inc.*	319,901
10,200	Wolverine World Wide, Inc.	297,432

		617,333

Thrifts & Mortgage Finance (4.9%):
82,921	Bank Mutual Corp.	538,987
45,395	BankFinancial Corp.	416,272
53,110	Beneficial Mutual Bancorp, Inc.*	503,483
53,207	Brookline Bancorp, Inc.	566,122
33,642	Clifton Savings Bancorp, Inc.	311,861
23,870	ESSA Bancorp, Inc.	299,330
44,102	Home Federal Bancorp, Inc.	639,920
48,310	TrustCo Bank Corp.	298,073
26,480	United Financial Bancorp, Inc.	370,190
27,610	Washington Federal, Inc.	561,035
58,120	Westfield Financial, Inc.	534,123

		5,039,396

Trading Companies & Distributors (0.8%):
14,610	Applied Industrial Technologies, Inc.	363,059
17,326	Kaman Corp., Class A	433,323

		796,382

Wireless Telecommunication Services (1.3%):
27,460	NTELOS Holdings Corp.	488,513
13,633	Shenandoah Telecommunications Co.	256,300
28,484	Syniverse Holdings, Inc.*	554,584

		1,299,397

Total Common Stocks (Cost $85,484,282)		101,836,342

Investment Companies (0.8%):
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Investment Companies, continued
806,771	Dreyfus Treasury Prime Cash Management, 0.00%(a)	$806,771

Total Investment Companies (Cost $806,771)		806,771

Total Investment Securities (Cost $86,291,053)(b)—100.3%		102,643,113

Net other assets (liabilities) — (0.3)%		(288,405)

Net Assets — 100.0%		$102,354,708

Percentages indicated are based on net assets as of March 31, 2010.

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $90,595,162. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,903,496
Unrealized depreciation	(6,855,545)

Net unrealized appreciation	$12,047,951

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	0.4%
British Virgin Islands	0.3%
Canada	0.3%
Cayman Islands	0.7%
Singapore	0.3%
United States	98.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (94.6%):

Air Freight & Logistics (0.2%):
16,310	United Parcel Service, Inc., Class B	$1,050,527

Automobiles (0.8%):
176,700	Harley-Davidson, Inc.	4,959,969

Beverages (3.6%):
131,700	Coca-Cola Co. (The)	7,243,500
106,300	Diageo plc, ADR	7,169,935
164,876	Heineken Holding NV	7,338,528

		21,751,963

Capital Markets (6.0%):
97,500	Ameriprise Financial, Inc.	4,422,600
671,100	Bank of New York Mellon Corp.	20,723,568
157,600	GAM Holding, Ltd.	1,934,802
19,420	Goldman Sachs Group, Inc.	3,313,635
157,600	Julius Baer Group, Ltd.	5,715,169

		36,109,774

Chemicals (0.7%):
34,800	Monsanto Co.	2,485,416
12,392	Potash Corp. of Saskatchewan, Inc.	1,478,985

		3,964,401

Commercial Banks (4.5%):
859,046	Wells Fargo & Co.	26,733,512

Commercial Services & Supplies (1.5%):
333,100	Iron Mountain, Inc.	9,126,940

Computers & Peripherals (1.5%):
171,700	Hewlett-Packard Co.	9,125,855

Construction Materials (1.2%):
42,900	Martin Marietta Materials, Inc.	3,584,295
78,600	Vulcan Materials Co.	3,713,064

		7,297,359

Consumer Finance (4.0%):
576,000	American Express Co.	23,765,760

Containers & Packaging (1.7%):
484,900	Sealed Air Corp.	10,221,692

Diversified Consumer Services (0.8%):
253,400	H&R Block, Inc.	4,510,520

Diversified Financial Services (3.2%):
30,264	Bank of America Corp.	540,212
309,036	JPMorgan Chase & Co.	13,829,361
159,500	Moody’s Corp.	4,745,125

		19,114,698

Electrical Equipment (0.7%):
180,950	ABB, Ltd., ADR	3,951,948

Electronic Equipment, Instruments & Components (1.9%):
210,900	Agilent Technologies, Inc.*	7,252,851
114,600	Tyco International, Ltd.	4,383,450

		11,636,301

Energy Equipment & Services (0.8%):
52,879	Transocean, Ltd.*	4,567,688

Food & Staples Retailing (6.4%):
354,300	Costco Wholesale Corp.	21,155,253
474,549	CVS Caremark Corp.	17,349,512

		38,504,765

Food Products (1.5%):
40,500	Hershey Co.	1,733,805
43,240	Mead Johnson Nutrition Co., Class A	2,249,777
56,700	Nestle SA	2,901,669
69,800	Unilever NV, New York Shares	2,105,168

		8,990,419

Health Care Equipment & Supplies (1.1%):
70,000	Becton Dickinson & Co.	5,511,100
43,800	CareFusion Corp.*	1,157,634

		6,668,734

Health Care Providers & Services (2.7%):
79,200	Cardinal Health, Inc.	2,853,576
106,500	Express Scripts, Inc.*	10,837,440
32,500	Laboratory Corp. of America Holdings*	2,460,575

		16,151,591

Household Durables (0.2%):
19,992	Hunter Douglas NV	1,022,368

Household Products (1.8%):
168,100	Procter & Gamble Co. (The)	10,635,687

Insurance (11.4%):
215	Berkshire Hathaway, Inc., Class A*	26,187,000
24,200	Berkshire Hathaway, Inc., Class B*	1,966,734
10,700	Everest Re Group, Ltd.	865,951
5,610	Fairfax Financial Holdings, Ltd.	2,103,974
2,780	Fairfax Financial Holdings, Ltd.(a)	1,045,580
401,400	Loews Corp.	14,964,192
1,540	Markel Corp.*	576,976
39,800	Principal Financial Group, Inc.	1,162,558
706,460	Progressive Corp. (The)	13,486,322
112,718	Transatlantic Holdings, Inc.	5,951,511

		68,310,798

Internet & Catalog Retail (0.6%):
13,480	Amazon.com, Inc.*	1,829,640
106,650	Liberty Media Corp. — Capital, Series A*	1,632,812

		3,462,452

Internet Software & Services (1.1%):
11,140	Google, Inc., Class A*	6,316,491

IT Services (0.3%):
19,730	Visa, Inc., Class A	1,796,022

Machinery (0.1%):
18,800	PACCAR, Inc.	814,792

Marine (0.8%):
1,193,500	China Shipping Development Co., Ltd., Share H	1,942,897
30,900	Kuehne & Nagel International AG, Registered Shares	3,123,027

		5,065,924

Media (2.1%):
115,500	Grupo Televisa SA, ADR	2,427,810
8,526	Liberty Media-Starz, Series A*	466,202
301,600	News Corp.	4,346,056
150,700	Walt Disney Co. (The)	5,260,937

		12,501,005

Metals & Mining (1.0%):
79,600	BHP Billiton plc	2,726,942
51,545	Rio Tinto plc	3,052,452

		5,779,394

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value

Common Stocks, continued

Oil, Gas & Consumable Fuels (12.9%):
198,300	Canadian Natural Resources, Ltd.	$14,682,132
2,556,500	China Coal Energy Co., Share H	3,976,268
28,200	ConocoPhillips	1,442,994
250,200	Devon Energy Corp.	16,120,386
199,700	EOG Resources, Inc.	18,560,118
230,700	Occidental Petroleum Corp.	19,503,378
330,000	OGX Petroleo e Gas Participacoes SA	3,089,283

		77,374,559

Paper & Forest Products (1.1%):
339,320	Sino-Forest Corp., Class A*(a)	6,650,057

Personal Products (0.1%):
35,000	Natura Cosmeticos SA	714,177

Pharmaceuticals (6.7%):
205,900	Johnson & Johnson Co.	13,424,680
433,532	Merck & Co., Inc.	16,192,420
615,500	Pfizer, Inc.	10,555,825

		40,172,925

Real Estate Management & Development (0.9%):
75,000	Brookfield Asset Management, Inc., Class A	1,906,500
681,700	Hang Lung Group, Ltd.	3,610,677

		5,517,177

Semiconductors & Semiconductor Equipment (1.6%):
402,300	Texas Instruments, Inc.	9,844,281

Software (2.6%):
236,300	Activision Blizzard, Inc.	2,849,778
441,500	Microsoft Corp.	12,922,705

		15,772,483

Specialty Retail (2.4%):
215,100	Bed Bath & Beyond, Inc.*	9,412,776
202,220	CarMax, Inc.*	5,079,766

		14,492,542

Tobacco (0.9%):
106,300	Philip Morris International, Inc.	5,544,608

Transportation Infrastructure (1.2%):
1,518,004	China Merchants Holdings International Co., Ltd.	5,577,279
867,609	Cosco Pacific, Ltd.	1,310,180
72,100	LLX Logistica SA*	341,131

		7,228,590

Total Common Stocks (Cost $437,855,399)		567,220,748

Corporate Bonds (0.6%):

Automobiles (0.6%):
3,000,000	Harley-Davidson, Inc., 15.00%, 2/1/14(b)	3,812,541

Total Corporate Bonds (Cost $3,000,000)		3,812,541

Convertible Bonds (0.1%):

Paper & Forest Products (0.1%):
688,000	Sino-Forest Corp., 5.00%, 8/1/13 (b)	830,760

Total Convertible Bonds (Cost $688,000)		830,760

Investment Companies (5.0%):
29,711,119	Dreyfus Treasury Prime Cash Management, 0.00%(c)	$29,711,119

Total Investment Companies (Cost $29,711,119)		29,711,119

Total Investment Securities (Cost $471,254,518)(d)—100.3%		601,575,168

Net other assets (liabilities) — (0.3)%		(1,595,841)

Net Assets — 100.0%		$599,979,327

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2010, these securities represent 0.8% of the net assets of the Fund.

(c)	The rate represents the effective yield at March 31, 2010.

(d)	Cost for federal income tax purposes is $478,466,746. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$135,373,573
Unrealized depreciation	(12,265,151)

Net unrealized appreciation	$123,108,422

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	0.1%
Brazil	0.7%
Canada	4.6%
China	1.0%
Hong Kong	1.7%
Mexico	0.4%
Netherlands	1.8%
Switzerland	4.4%
United Kingdom	2.2%
United States	83.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (99.5%):

Aerospace & Defense (2.4%):
22,270	Rockwell Collins, Inc.	$1,393,879
33,580	United Technologies Corp.	2,471,824

		3,865,703

Auto Components (0.9%):
27,510	Autoliv, Inc.*	1,417,590

Beverages (4.9%):
55,580	Coca-Cola Enterprises, Inc.	1,537,343
29,990	Dr Pepper Snapple Group, Inc.	1,054,748
81,090	PepsiCo, Inc.	5,364,915

		7,957,006

Biotechnology (6.2%):
28,340	Alexion Pharmaceuticals, Inc.*	1,540,846
43,090	Amgen, Inc.*	2,575,058
40,700	Amylin Pharmaceuticals, Inc.*	915,343
26,880	Celgene Corp.*	1,665,485
16,380	Genzyme Corp.*	848,975
35,031	Gilead Sciences, Inc.*	1,593,210
27,310	Human Genome Sciences, Inc.*	824,762

		9,963,679

Capital Markets (2.4%):
6,340	BlackRock, Inc.	1,380,598
44,350	T. Rowe Price Group, Inc.	2,436,146

		3,816,744

Chemicals (1.6%):
40,570	Celanese Corp., Series A	1,292,155
14,550	CF Industries Holdings, Inc.	1,326,669

		2,618,824

Communications Equipment (5.3%):
190,080	Cisco Systems, Inc.*	4,947,782
57,520	QUALCOMM, Inc.	2,415,265
16,090	Research In Motion, Ltd.*	1,189,856

		8,552,903

Computers & Peripherals (9.3%):
32,878	Apple Computer, Inc.*	7,724,029
83,660	EMC Corp.*	1,509,226
80,920	Hewlett-Packard Co.	4,300,898
48,170	Teradata Corp.*	1,391,631

		14,925,784

Consumer Finance (0.5%):
19,850	American Express Co.	819,011

Containers & Packaging (1.1%):
68,920	Pactiv Corp.*	1,735,406

Electronic Equipment, Instruments & Components (3.5%):
34,710	Agilent Technologies, Inc.*	1,193,677
27,040	Dolby Laboratories, Inc., Class A*	1,586,437
47,560	Trimble Navigation, Ltd.*	1,365,923
39,990	Tyco International, Ltd.	1,529,617

		5,675,654

Energy Equipment & Services (1.7%):
22,920	Cameron International Corp.*	982,351
31,080	Halliburton Co.	936,441
10,290	Transocean, Ltd.*	888,850

		2,807,642

Food & Staples Retailing (2.3%):
65,060	Kroger Co. (The)	1,409,200
49,330	Supervalu, Inc.	822,824
40,960	Whole Foods Market, Inc.*	1,480,704

		3,712,728

Food Products (1.1%):
55,750	Kraft Foods, Inc., Class A	1,685,880

Health Care Equipment & Supplies (2.9%):
26,910	Covidien plc	1,353,035
10,220	Edwards Lifesciences Corp.*	1,010,554
14,410	Hospira, Inc.*	816,326
25,740	Zimmer Holdings, Inc.*	1,523,808

		4,703,723

Health Care Providers & Services (2.3%):
55,480	AmerisourceBergen Corp.	1,604,482
20,910	Express Scripts, Inc.*	2,127,801

		3,732,283

Health Care Technology (1.0%):
18,540	Cerner Corp.*	1,577,012

Hotels, Restaurants & Leisure (0.8%):
32,364	Carnival Corp.	1,258,312

Household Products (3.5%):
26,260	Clorox Co. (The)	1,684,316
22,174	Colgate-Palmolive Co.	1,890,555
31,630	Energizer Holdings, Inc.*	1,985,099

		5,559,970

Insurance (1.5%):
66,370	Genworth Financial, Inc.*	1,217,226
18,930	Prudential Financial, Inc.	1,145,265

		2,362,491

Internet Software & Services (3.7%):
8,000	Equinix, Inc.*	778,720
9,027	Google, Inc., Class A*	5,118,399

		5,897,119

Life Sciences Tools & Services (0.7%):
22,720	Thermo Fisher Scientific, Inc.*	1,168,717

Machinery (3.5%):
41,410	Caterpillar, Inc.	2,602,618
24,280	Cummins, Inc.	1,504,146
33,922	Dover Corp.	1,585,854

		5,692,618

Media (1.6%):
148,030	Interpublic Group of Cos., Inc. (The)*	1,231,610
88,000	News Corp.	1,268,080

		2,499,690

Metals & Mining (1.0%):
94,560	Steel Dynamics, Inc.	1,651,963

Multiline Retail (3.3%):
37,250	Macy’s, Inc.	810,933
42,110	Nordstrom, Inc.	1,720,193
53,590	Target Corp.	2,818,834

		5,349,960

Oil, Gas & Consumable Fuels (3.6%):
18,180	Consol Energy, Inc.	775,559
12,140	EOG Resources, Inc.	1,128,291
27,560	Newfield Exploration Co.*	1,434,498
12,870	Noble Energy, Inc.	939,510
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued

Oil, Gas & Consumable Fuels, continued
18,820	Occidental Petroleum Corp.	$1,591,043

		5,868,901

Personal Products (0.8%):
19,740	Estee Lauder Co., Inc. (The), Class A	1,280,534

Pharmaceuticals (3.8%):
67,920	Merck & Co., Inc.	2,536,812
94,674	Pfizer, Inc.	1,623,659
12,550	Shire plc, ADR	827,798
44,050	Warner Chilcott plc, Class A*	1,125,478

		6,113,747

Road & Rail (2.3%):
27,660	Norfolk Southern Corp.	1,545,917
28,756	Union Pacific Corp.	2,107,815

		3,653,732

Semiconductors & Semiconductor Equipment (0.8%):
40,179	Broadcom Corp., Class A	1,333,139

Software (12.0%):
45,500	BMC Software, Inc.*	1,729,000
46,150	Informatica Corp.*	1,239,589
256,270	Microsoft Corp.	7,501,023
171,280	Oracle Corp.	4,400,183
18,780	Salesforce.com, Inc.*	1,398,171
37,660	Sybase, Inc.*	1,755,709
25,120	VMware, Inc., Class A*	1,338,896

		19,362,571

Specialty Retail (4.6%):
21,430	Abercrombie & Fitch Co., Class A	978,065
49,050	Dick’s Sporting Goods, Inc.*	1,280,695
62,825	Home Depot, Inc.	2,032,389
78,310	Staples, Inc.	1,831,671
28,040	Tiffany & Co.	1,331,620

		7,454,440

Tobacco (2.6%):
80,279	Philip Morris International, Inc.	4,187,353

Total Common Stocks (Cost $126,582,632)		160,262,829

Investment Companies (0.4%):
590,087	Dreyfus Treasury Prime Cash Management, 0.00%(a)	590,087

Total Investment Companies (Cost $590,087)		590,087

Total Investment Securities (Cost $127,172,719)(b)—99.9%		160,852,916

Net other assets (liabilities) — 0.1%		138,776

Net Assets — 100.0%		$160,991,692

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $131,389,996. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$34,269,228
Unrealized depreciation	(4,806,308)

Net unrealized appreciation	$29,462,920

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Canada	0.7%
Ireland	1.5%
Panama	0.8%
Switzerland	1.5%
United Kingdom	0.5%
United States	95.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (99.2%):
Aerospace & Defense (4.5%):
43,837	Boeing Co. (The)	$3,183,005
90,046	General Dynamics Corp.	6,951,551
128,631	United Technologies Corp.	9,468,528

		19,603,084

Beverages (1.1%):
71,180	PepsiCo, Inc.	4,709,269

Biotechnology (0.8%):
56,367	Amgen, Inc.*	3,368,492

Capital Markets (2.7%):
51,767	Goldman Sachs Group, Inc.	8,833,003
49,675	Northern Trust Corp.	2,745,041

		11,578,044

Chemicals (0.7%):
38,826	Air Products & Chemicals, Inc.	2,871,183

Commercial Banks (7.7%):
249,254	Fifth Third Bancorp	3,387,362
423,820	KeyCorp	3,284,605
149,004	PNC Financial Services Group, Inc.	8,895,539
247,929	U.S. Bancorp	6,416,402
360,167	Wells Fargo & Co.	11,208,397

		33,192,305

Commercial Services & Supplies (1.4%):
180,063	Waste Management, Inc.	6,199,569

Communications Equipment (1.3%):
122,948	Cisco Systems, Inc.*	3,200,336
239,851	Telefonaktiebolaget LM Ericsson, ADR	2,501,646

		5,701,982

Computers & Peripherals (3.5%):
177,983	Hewlett-Packard Co.	9,459,797
44,297	International Business Machines Corp.	5,681,090

		15,140,887

Consumer Finance (1.1%):
112,143	American Express Co.	4,627,020

Diversified Financial Services (5.5%):
676,131	Bank of America Corp.	12,068,938
257,261	JPMorgan Chase & Co.	11,512,430

		23,581,368

Diversified Telecommunication Services (2.0%):
167,705	AT&T, Inc.	4,333,497
143,084	Verizon Communications, Inc.	4,438,466

		8,771,963

Electric Utilities (1.4%):
173,076	American Electric Power Co., Inc.	5,915,738

Electronic Equipment, Instruments & Components (1.3%):
112,946	Corning, Inc.	2,282,639
87,236	Tyco International, Ltd.	3,336,777

		5,619,416

Energy Equipment & Services (3.1%):
265,184	Halliburton Co.	7,989,994
62,248	Transocean, Ltd.*	5,376,982

		13,366,976

Food & Staples Retailing (1.1%):
87,663	Wal-Mart Stores, Inc.	4,874,063

Food Products (2.6%):
62,846	Kellogg Co.	3,357,862
155,302	Nestle SA	7,947,707

		11,305,569

Health Care Equipment & Supplies (1.0%):
250,831	Boston Scientific Corp.*	1,811,000
51,767	Covidien plc	2,602,845

		4,413,845

Health Care Providers & Services (0.6%):
75,063	UnitedHealth Group, Inc.	2,452,308

Hotels, Restaurants & Leisure (3.2%):
84,122	Carnival Corp.	3,270,663
156,579	McDonald’s Corp.	10,446,951

		13,717,614

Industrial Conglomerates (1.7%):
403,719	General Electric Co.	7,347,686

Insurance (5.4%):
111,933	Lincoln National Corp.	3,436,343
182,862	MetLife, Inc.	7,925,239
155,302	Prudential Financial, Inc.	9,395,771
48,622	Travelers Cos., Inc. (The)	2,622,671

		23,380,024

IT Services (1.2%):
19,413	MasterCard, Inc., Class A	4,930,902

Life Sciences Tools & Services (0.5%):
45,297	Thermo Fisher Scientific, Inc.*	2,330,078

Machinery (1.8%):
61,871	Caterpillar, Inc.	3,888,592
86,180	PACCAR, Inc.	3,735,041

		7,623,633

Media (1.2%):
43,500	Time Warner Cable, Inc.	2,318,985
84,122	Walt Disney Co. (The)	2,936,699

		5,255,684

Metals & Mining (3.7%):
64,709	BHP Billiton, Ltd., SP ADR	5,197,427
77,020	Freeport-McMoRan Copper & Gold, Inc., Class B	6,434,251
68,432	United States Steel Corp.	4,346,800

		15,978,478

Multi-Utilities (2.2%):
97,730	PG&E Corp.	4,145,706
175,715	Public Service Enterprise Group, Inc.	5,187,107

		9,332,813

Multiline Retail (1.1%):
90,042	Target Corp.	4,736,209

Oil, Gas & Consumable Fuels (15.0%):
142,360	Anadarko Petroleum Corp.	10,368,079
94,510	Apache Corp.	9,592,765
135,890	Chevron Corp.	10,304,539
159,066	Exxon Mobil Corp.	10,654,241
142,360	Hess Corp.	8,904,618
125,536	Occidental Petroleum Corp.	10,612,813
97,533	Peabody Energy Corp.	4,457,258

		64,894,313

Pharmaceuticals (6.4%):
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued
Pharmaceuticals, continued
116,477	Abbott Laboratories	$6,136,008
129,419	Bristol-Myers Squibb Co.	3,455,487
39,645	Johnson & Johnson Co.	2,584,854
168,244	Merck & Co., Inc.	6,283,914
527,825	Pfizer, Inc.	9,052,199

		27,512,462

Real Estate Investment Trusts (REITs) (2.5%):
51,767	Avalonbay Communities, Inc.	4,470,081
34,730	Boston Properties, Inc.	2,620,031
50,750	Vornado Realty Trust	3,841,775

		10,931,887

Road & Rail (1.3%):
77,147	Union Pacific Corp.	5,654,875

Semiconductors & Semiconductor Equipment (0.9%):
167,221	Intel Corp.	3,722,339

Software (1.6%):
159,185	Microsoft Corp.	4,659,345
94,476	Oracle Corp.	2,427,088

		7,086,433

Specialty Retail (4.1%):
195,519	Best Buy Co., Inc.	8,317,378
207,070	Staples, Inc.	4,843,367
107,363	TJX Cos., Inc.	4,565,075

		17,725,820

Textiles, Apparel & Luxury Goods (1.0%):
58,318	Nike, Inc., Class B	4,286,373

Wireless Telecommunication Services (1.0%):
129,651	Rogers Communications, Inc., Class B	4,424,989

Total Common Stocks (Cost $396,599,263)		428,165,693

Investment Companies (1.7%):
7,169,766	Dreyfus Treasury Prime Cash Management, 0.00%(a)	7,169,766

Total Investment Companies (Cost $7,169,766)		7,169,766

Total Investment Securities (Cost $403,769,029)(b)—100.9%		435,335,459

Net other assets (liabilities) — (0.9)%		(3,705,060)

Net Assets — 100.0%		$431,630,399

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $410,218,695. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$39,985,476
Unrealized depreciation	(14,868,712)

Net unrealized appreciation	$25,116,764

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	1.2%
Canada	1.0%
Ireland	0.6%
Panama	0.8%
Sweden	0.6%
Switzerland	3.8%
United States	92.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value

Asset Backed Securities (5.5%):
$615,000	Bank of America Auto Trust, Series 2009-1A, Class A3, 2.67%, 7/15/13 (a)	$628,324
205,000	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	207,868
805,000	Bank of America Credit Card Trust, Series 2006-A16, Class A16, 4.72%, 5/15/13	827,684
150,000	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	155,150
250,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (b)	250,305
1,105,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 9/17/12	1,127,545
2,200,000	Ford Credit Auto Lease Trust, Series 2010-A, Class A2, 1.04%, 3/15/13 (a)	2,200,256
250,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.07%, 12/15/12	274,229
180,000	Ford Credit Auto Owner Trust, Series 2008-B, Class A4A, 4.95%, 3/15/13	190,353
155,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A3A, 3.96%, 5/15/13	160,182
40,570	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.35%, 5/25/37 (b)	24,362
910,000	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.27%, 11/15/12 (b)	909,667
745,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, 0.42%, 12/17/12 (b)	744,888

Total Asset Backed Securities (Cost $7,687,724)		7,700,813

Collateralized Mortgage Obligations (3.0%):
160,837	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	166,768
14,942	Fannie Mae, Series 2005-57, Class PA, 5.50%, 5/25/27	15,062
126,950	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	132,761
500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.89%, 7/10/38 (b)	509,708
180,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, 8/10/42 (b)	178,888
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,272,135
1,085,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	1,103,816
190,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)	187,031
595,000	Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 12/29/10 (a)(b)	593,513

Total Collateralized Mortgage Obligations (Cost $3,914,873)		4,159,682

Corporate Bonds (23.7%):

Beverages (1.0%):
1,385,000	Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	1,422,172

Capital Markets (1.8%):
180,000	Ameriprise Financial, Inc., 5.30%, 3/15/20	182,095
125,000	Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	131,587
235,000	Goldman Sachs Capital Corp. II, 5.79%, 12/29/49 , Callable 6/1/12 @ 100(b)	199,162
580,000	Goldman Sachs Group, Inc., 3.63%, 8/1/12 , MTN	600,645
450,000	Goldman Sachs Group, Inc., 5.38%, 3/15/20 , MTN	445,838
905,000	Morgan Stanley, Series F, 6.25%, 8/28/17 , MTN	949,893

		2,509,220

Commercial Banks (0.6%):
400,000	Dexia Credit Local SA NY, 2.00%, 3/5/13 (a)	397,408
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	54,425
50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	54,924
230,000	Enterprise Products Operating LP, 5.25%, 1/31/20	232,090
110,000	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13 , MTN	117,926

		856,773

Diversified Consumer Services (0.3%):
471,000	Yale University, Series B, 2.90%, 10/15/14 , MTN	474,985

Diversified Financial Services (6.9%):
125,000	BP Capital Markets plc, 1.55%, 8/11/11	126,230
330,000	Citibank Credit Card Issuance Trust, Series 2001-A4, 5.38%, 4/11/11	455,254
3,010,000	Citibank NA, 1.75%, 12/28/12	3,018,557
255,000	Citigroup Funding, Inc., 2.13%, 7/12/12	259,573
200,000	Citigroup Funding, Inc., 1.88%, 10/22/12	201,596
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20 (a)	559,631
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value

Corporate Bonds, continued

Diversified Financial Services, continued
$150,000	General Electric Capital Corp., Series G, 2.00%, 9/28/12 , MTN	$152,042
200,000	General Electric Capital Corp., 2.13%, 12/21/12	202,617
2,460,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12 , MTN	2,526,194
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37 , MTN	542,738
1,510,000	JPMorgan Chase & Co., 6.30%, 4/23/19	1,666,369

		9,710,801

Diversified Telecommunication Services (1.6%):
830,000	AT&T, Inc., 6.40%, 5/15/38	853,351
920,000	Verizon Communications, Inc., 6.35%, 4/1/19	1,018,631
295,000	Verizon Wireless, 8.50%, 11/15/18	368,060

		2,240,042

Electric Utilities (1.3%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	218,059
100,000	Duke Energy Corp., 3.95%, 9/15/14	103,039
65,000	Florida Power & Light Co., 5.95%, 2/1/38	66,632
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	39,378
850,000	Pacificorp, 5.65%, 7/15/18	917,886
35,000	Pacificorp, 6.25%, 10/15/37	37,167
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	368,198

		1,750,359

Food Products (0.9%):
100,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	108,390
680,000	Kraft Foods, Inc., 6.50%, 8/11/17	761,704
355,000	Kraft Foods, Inc., 5.38%, 2/10/20	360,806
90,000	Kraft Foods, Inc., 6.50%, 2/9/40	93,265

		1,324,165

Health Care Equipment & Supplies (0.2%):
200,000	CareFusion Corp., 6.38%, 8/1/19	218,711

Health Care Technology (0.1%):
160,000	Life Technologies Corp., 6.00%, 3/1/20	163,820

Insurance (2.4%):
295,000	Chubb Corp., 6.38%, 3/29/67 , Callable 4/15/17 @ 100(b)	296,844
165,000	Lincoln National Corp., 7.00%, 5/17/66 , Callable 5/17/16 @ 100(b)	150,150
960,000	MetLife Global Funding I, 2.50%, 1/11/13 (a)	960,756
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,260,735
315,000	Progressive Corp. (The), 6.70%, 6/15/37 , Callable 6/15/17 @ 100(b)	309,288
180,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	195,252
235,000	Travelers Cos., Inc. (The), 6.25%, 3/15/37 , Callable 3/15/17 @ 100(b)	231,323

		3,404,348

Media (2.3%):
1,610,000	Comcast Corp., 5.30%, 1/15/14	1,731,025
295,000	Cox Communications, Inc., 8.38%, 3/1/39 (a)	368,957
245,000	Historic TW, Inc., 6.88%, 6/15/18	276,721
490,000	News America, Inc., 7.25%, 5/18/18	566,963
75,000	Time Warner Cable, Inc., 6.20%, 7/1/13	82,762
175,000	Time Warner Entertainment Co. LP, 8.38%, 3/15/23	213,578

		3,240,006

Oil, Gas & Consumable Fuels (1.4%):
145,000	Chevron Corp., 3.95%, 3/3/14	151,431
865,000	ConocoPhillips, 4.60%, 1/15/15	927,701
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	31,330
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	261,358
300,000	Valero Energy Corp., 6.63%, 6/15/37	285,317
200,000	XTO Energy, Inc., 6.75%, 8/1/37	234,160

		1,891,297

Paper & Forest Products (0.2%):
225,000	International Paper Co., 7.30%, 11/15/39	240,447

Pharmaceuticals (1.9%):
300,000	Merck & Co., Inc., 4.00%, 6/30/15	314,206
925,000	Novartis Capital Corp., 1.90%, 4/24/13	924,478
750,000	Pfizer, Inc., 5.35%, 3/15/15	826,391
515,000	Roche Holdings, Inc., 5.00%, 3/1/14 (a)	556,267

		2,621,342

Software (0.4%):
40,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12	45,378
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value

Corporate Bonds, continued

Software, continued
$490,000	Oracle Corp., 3.75%, 7/8/14	$511,340

		556,718

Thrifts & Mortgage Finance (0.1%):
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15 , MTN	92,634

Tobacco (0.3%):
440,000	Philip Morris International, Inc., 4.50%, 3/26/20	429,289

Total Corporate Bonds (Cost $32,779,038)		33,147,129

Yankee Dollars (6.2%):

Commercial Banks (1.6%):
100,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)	101,275
1,125,000	Eksportfinans A/S, Series G, 1.88%, 4/2/13 , MTN	1,120,647
520,000	Eksportfinans A/S, 3.00%, 11/17/14	521,997
396,000	Eksportfinans A/S, 5.50%, 5/25/16 , MTN	436,160

		2,180,079

Diversified Financial Services (1.2%):
145,000	BP Capital Markets plc, 3.13%, 3/10/12	150,207
500,000	BP Capital Markets plc, 5.25%, 11/7/13	550,212
680,000	CDP Financial, Inc., 3.00%, 11/25/14 (a)	669,555
260,000	Credit Suisse Guernsey, 5.86%, 12/31/49 , Callable 5/15/17 @ 100(b)	243,750
100,000	Credit Suisse NY, 5.50%, 5/1/14	108,843

		1,722,567

Diversified Telecommunication Services (0.9%):
485,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	512,135
765,000	Vodafone Group plc, 4.15%, 6/10/14	794,395

		1,306,530

Oil, Gas & Consumable Fuels (1.4%):
235,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	249,352
260,000	Cenovus Energy, Inc., 6.75%, 11/15/39 (a)	281,987
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	660,797
695,000	Shell International Finance BV, 4.00%, 3/21/14	731,368

		1,923,504

Sovereign Bond (1.1%):
100,000	Japan Finance Corp., 2.00%, 6/24/11	100,994
415,000	Province of Ontario, Series 1, 1.88%, 11/19/12	417,658
645,000	Province of Ontario, 4.10%, 6/16/14	689,047
300,000	United Mexican States, Series A, 5.13%, 1/15/20	303,000

		1,510,699

Total Yankee Dollars (Cost $8,547,482)		8,643,379

Municipal Bonds (1.7%):
800,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	828,920
175,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	175,620
35,000	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO, 5.72%, 12/1/38	35,811
65,000	Colorado State, COP, Series B, 6.45%, 9/15/39	67,327
200,000	Metropolitan Transportation Authority New York Dedicated Tax Fund, 7.34%, 11/15/39 , AMT	226,800
250,000	Metropolitan Transportation Authority New York, Revenue, 6.55%, 11/15/31	251,872
715,000	New Jersey State Transportation Trust Fund Authority, Build America Bonds, Revenue, Series B, 6.56%, 12/15/40	747,418
50,000	New York State Dormitary Authority State Personal Income Tax, Revenue, 5.63%, 3/15/39	49,125
65,000	Texas State, GO, 5.52%, 4/1/39	64,536

Total Municipal Bonds (Cost $2,416,887)		2,447,429

U.S. Government Agency (0.1%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	128,554

Total U.S. Government Agency (Cost $128,557)		128,554

U.S. Government Agency Mortgages (48.7%):

Federal Home Loan Mortgage Corporation (5.2%)
1,975,000	1.13%, 12/15/11	1,979,511
880,000	3.75%, 3/27/19	858,470
2,059,508	6.00%, 1/1/38, Pool #G03732	2,222,277
588,748	6.00%, 1/1/38, Pool #G03801	632,729
191,072	6.00%, 9/1/38, Pool #A81619	204,954
349,245	5.50%, 1/1/40, Pool #A90774	369,168
314,667	5.50%, 2/1/40, Pool #A91170	332,617
700,000	5.00%, 4/15/40, TBA	722,750

		7,322,476

Federal National Mortgage Association (43.1%)
3,340,000	5.38%, 11/15/11	3,577,133
1,100,000	5.13%, 1/2/14	1,194,600
480,000	5.38%, 6/12/17	531,513
1,700,000	4.00%, 4/25/25, TBA	1,724,438
1,300,000	5.00%, 4/25/25, TBA	1,371,094
1,200,000	5.50%, 4/25/25, TBA	1,283,437
3,601,798	5.50%, 2/1/35, Pool #735989	3,823,588
214,339	6.00%, 4/1/35, Pool #735504	232,862
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value

U.S. Government Agency Mortgages, continued
$4,438,000	5.00%, 6/1/35, Pool #735591	$4,597,848
956,870	6.00%, 9/1/39, Pool #AD0437	1,021,048
741,958	5.50%, 10/1/39, Pool #AD0362	782,851
540,372	5.50%, 12/1/39, Pool #AD0571	570,101
3,825,096	5.00%, 2/1/40, Pool #AD2310	3,950,915
119,774	5.50%, 2/1/40, Pool #AD1055	126,118
214,769	5.50%, 2/1/40, Pool #AD1602	226,585
64,884	5.50%, 2/1/40, Pool #AD2325	68,453
280,000	5.00%, 4/1/40, Pool #AD3099	289,210
280,000	5.00%, 4/1/40, Pool #AD3101	289,210
565,000	5.00%, 4/1/40, Pool #AD3107	583,585
2,700,000	4.00%, 4/25/40, TBA	2,617,313
8,600,000	4.50%, 4/25/40, TBA	8,618,817
2,300,000	5.00%, 4/25/40, TBA	2,372,593
1,500,000	5.50%, 4/25/40, TBA	1,580,859
500,000	6.00%, 4/25/40, TBA	531,094
2,700,000	6.50%, 4/25/40, TBA	2,926,125
5,700,000	4.50%, 5/25/40, TBA	5,692,875
4,600,000	5.50%, 6/25/40, TBA	4,826,407
4,500,000	6.00%, 6/25/40, TBA	4,788,279

		60,198,951

Government National Mortgage Association (0.4%)
600,000	5.00%, 4/15/40, TBA	623,625

Total U.S. Government Agency Mortgages (Cost $68,252,924)		68,145,052

U.S. Treasury Obligations (13.8%):

U.S. Treasury Bonds (6.5%)
800,000	8.75%, 5/15/20	1,127,500
2,100,000	8.13%, 5/15/21+	2,876,015
635,000	8.13%, 8/15/21	871,339
1,450,000	8.00%, 11/15/21	1,975,625
485,000	4.25%, 5/15/39	449,383
1,835,000	4.50%, 8/15/39	1,771,922

		9,071,784

U.S. Treasury Notes (7.3%)
430,000	1.00%, 3/31/12	429,798
3,110,000	2.50%, 3/31/15	3,101,261
6,840,000	3.63%, 2/15/20	6,723,508

		10,254,567

Total U.S. Treasury Obligations (Cost $19,661,551)		19,326,351

Investment Companies (18.1%):
25,344,143	Dreyfus Treasury Prime Cash Management, 0.00%(c)	$25,344,143

Total Investment Companies (Cost $25,344,143)		25,344,143

Total Investment Securities (Cost $168,733,179)(d)—120.8%		169,042,532

Net other assets (liabilities) — (20.8)%		(29,052,723)

Net Assets — 100.0%		$139,989,809

Percentages indicated are based on net assets as of March 31, 2010.

AMT	Subject to alternative minimum tax

COP	Certificate of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

plc	Public Liability Company

TBA	To be announced. Represents 28.3% of the Fund’s net assets.

+	All or a portion of the security segregated as collateral for futures contracts. The fair value of the security is $121,063.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2010. The date presented represents the final maturity date.

(c)	The rate represents the effective yield at March 31, 2010.

(d)	Cost for federal income tax purposes is $168,949,572. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,002,375
Unrealized depreciation	(909,415)

Net unrealized appreciation	$92,960

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Canada	1.0%
Germany	0.1%
Mexico	0.2%
Netherlands	0.4%
Norway	1.2%
United Kingdom	0.1%
United States	97.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)
Futures Contracts
Securities with an aggregate fair value of $121,063 have been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	6/10	(20)	$(2,306,045)	$9,170
U.S. Treasury 2-Year Note June Futures	Short	6/10	(68)	(14,753,344)	532
U.S. Treasury 10-Year Note June Futures	Short	6/10	(44)	(5,096,208)	(18,792)
U.S. Long Bond June Futures	Long	6/10	14	1,632,226	(6,476)
Ultra Long Term U.S. Treasury Bond Futures	Short	6/10	(1)	(119,546)	(423)

Total					$(15,989)

Foreign Currency Contracts
     As of March 31, 2010 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 350,000 European Euro in exchange for U.S. Dollars	5/26/10	$473,375	$472,691	$684

				$684

Securities Sold Short ( -5.0)%

	Coupon	Expiration		Premiums	Fair	Unrealized
Security Description	Rate	Date	Par Amount	Received	Value	Gain/Loss

Federal National Mortgage Association — May TBA	5.00%	5/25/40	$(3,800,000)	$(3,913,852)	$(3,904,500)	$9,352
Federal Home Loan Mortgage Corporation — May TBA	5.50	5/15/40	(200,000)	(211,281)	(210,500)	781
Federal Home Loan Mortgage Corporation — February TBA	6.00	2/15/40	(200,000)	(213,844)	(214,688)	(844)
Federal Home Loan Mortgage Corporation — May TBA	6.00	5/15/40	(2,500,000)	(2,676,563)	(2,673,828)	2,735

				$(7,015,540)	$(7,003,516)	$12,024

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks (94.6%):

Aerospace & Defense (0.4%):
38,784	Ceradyne, Inc.*	$880,009

Airlines (1.2%):
182,400	SkyWest, Inc.	2,604,672

Auto Components (2.6%):
58,000	Autoliv, Inc.*	2,988,740
16,300	Drew Industries, Inc.*	358,926
120,000	Gentex Corp.	2,330,400

		5,678,066

Automobiles (2.2%):
114,345	Thor Industries, Inc.	3,454,363
100,000	Winnebago Industries, Inc.*	1,461,000

		4,915,363

Building Products (5.0%):
58,000	American Woodmark Corp.	1,124,620
145,600	Apogee Enterprises, Inc.	2,301,936
192,300	Gibraltar Industries, Inc.*	2,424,903
71,700	Simpson Manufacturing Co., Inc.	1,990,392
81,800	Universal Forest Products, Inc.	3,150,936

		10,992,787

Chemicals (4.5%):
17,110	Airgas, Inc.	1,088,538
66,000	Cabot Corp.	2,006,400
148,800	RPM International, Inc.	3,175,392
7,100	Sensient Technologies Corp.	206,326
129,400	Westlake Chemical Corp.	3,337,226

		9,813,882

Commercial Banks (0.8%):
65,700	Chemical Financial Corp.	1,551,834
11,400	Peoples Bancorp, Inc.	187,872

		1,739,706

Commercial Services & Supplies (2.3%):
122,500	ABM Industries, Inc.	2,597,000
83,700	Mine Safety Appliances Co.	2,340,252

		4,937,252

Computers & Peripherals (0.2%):
12,100	Diebold, Inc.	384,296

Construction & Engineering (0.7%):
65,500	Emcor Group, Inc.*	1,613,265

Containers & Packaging (0.6%):
31,000	AptarGroup, Inc.	1,219,850

Diversified Consumer Services (0.8%):
90,200	Regis Corp.	1,684,936

Electric Utilities (1.3%):
225,000	NV Energy, Inc.	2,774,250

Electrical Equipment (3.6%):
15,000	A.O. Smith Corp.	788,550
90,400	Brady Corp., Class A	2,813,248
51,100	Franklin Electric Co., Inc.	1,532,489
24,000	Powell Industries, Inc.*	780,720
34,800	Roper Industries, Inc.	2,012,832

		7,927,839

Electronic Equipment, Instruments & Components (2.6%):
182,100	Benchmark Electronics, Inc.*	3,776,754
80,000	Rofin-Sinar Technologies, Inc.*	1,809,600

		5,586,354

Energy Equipment & Services (8.6%):
46,000	Atwood Oceanics, Inc.*	1,592,980
67,700	Bristow Group, Inc.*	2,554,321
4,500	CARBO Ceramics, Inc.	280,530
252,500	Global Industries, Ltd.*	1,621,050
143,100	Helix Energy Solutions Group, Inc.*	1,864,593
56,300	Oil States International, Inc.*	2,552,642
124,000	Rowan Cos., Inc.*	3,609,640
58,400	Tidewater, Inc.	2,760,568
48,700	Unit Corp.*	2,059,036

		18,895,360

Food & Staples Retailing (1.0%):
67,000	Casey’s General Stores, Inc.	2,103,800

Gas Utilities (1.2%):
23,500	Atmos Energy Corp.	671,395
40,000	Energen Corp.	1,861,200

		2,532,595

Health Care Equipment & Supplies (3.1%):
85,100	STERIS Corp.	2,864,466
35,800	Teleflex, Inc.	2,293,706
37,800	West Pharmaceutical Services, Inc.	1,585,710

		6,743,882

Household Durables (3.7%):
800	Bassett Furniture Industries, Inc.*	4,512
101,000	D. R. Horton, Inc.	1,272,600
32,000	Ethan Allen Interiors, Inc.	660,160
81,600	Hooker Furniture Corp.	1,312,128
151,400	La-Z-Boy, Inc.*	1,898,556
45,300	M.D.C. Holdings, Inc.	1,567,833
100,000	M/I Homes, Inc.*	1,465,000

		8,180,789

Industrial Conglomerates (1.3%):
73,600	Carlisle Cos., Inc.	2,804,160

Insurance (12.2%):
13,000	American National Insurance Co.	1,476,020
65,900	Arthur J. Gallagher & Co.	1,617,845
104,500	Aspen Insurance Holdings, Ltd.	3,013,780
42,200	Erie Indemnity Co., Class A	1,820,086
130,500	Montpelier Re Holdings, Ltd.	2,193,705
267,000	Old Republic International Corp.	3,385,560
209,300	Protective Life Corp.	4,602,507
26,800	RLI Corp.	1,528,136
43,800	StanCorp Financial Group, Inc.	2,086,194
129,300	Tower Group, Inc.	2,866,581
79,400	Validus Holdings, Ltd.	2,185,882

		26,776,296

Leisure Equipment & Products (0.5%):
69,600	Brunswick Corp.	1,111,512

Life Sciences Tools & Services (2.2%):
23,000	Mettler-Toledo International, Inc.*	2,511,600
101,200	Pharmaceutical Product Development, Inc.	2,403,500

		4,915,100

Machinery (11.9%):
60,700	Astec Industries, Inc.*	1,757,872
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value

Common Stocks, continued

Machinery, continued
61,400	Briggs & Stratton Corp.	$1,197,300
19,600	CIRCOR International, Inc.	650,916
13,900	CNH Global NV New York Shares*	427,425
50,000	Gardner Denver, Inc.	2,202,000
69,600	Graco, Inc.	2,227,200
86,900	Kennametal, Inc.	2,443,628
39,300	Lincoln Electric Holdings, Inc.	2,135,169
96,600	Mueller Industries, Inc.	2,587,914
43,500	Nordson Corp.	2,954,520
20,100	Timken Co.	603,201
185,500	Trinity Industries, Inc.	3,702,580
164,100	Wabash National Corp.*	1,150,341
66,300	Watts Water Technologies, Inc., Class A	2,059,278

		26,099,344

Metals & Mining (4.1%):
227,100	Gerdau Ameristeel Corp.*	1,778,193
71,500	Reliance Steel & Aluminum Co.	3,519,945
185,000	Steel Dynamics, Inc.	3,231,950
7,700	United States Steel Corp.	489,104

		9,019,192

Multiline Retail (3.2%):
188,700	Fred’s, Inc.	2,260,626
89,000	J.C. Penney Co., Inc.	2,863,130
114,900	Saks, Inc.*	988,140
143,000	Tuesday Morning Corp.*	942,370

		7,054,266

Oil, Gas & Consumable Fuels (1.4%):
19,200	Arch Coal, Inc.	438,720
31,000	Overseas Shipholding Group, Inc.	1,216,130
60,000	Teekay Shipping Corp.	1,364,400

		3,019,250

Paper & Forest Products (0.6%):
96,600	Glatfelter	1,399,734

Professional Services (0.2%):
20,100	Administaff, Inc.	428,934

Road & Rail (1.0%):
63,600	Genesee & Wyoming, Inc., Class A*	2,170,032

Semiconductors & Semiconductor Equipment (1.0%):
130,700	Cohu, Inc.	1,799,739
16,700	OmniVision Technologies, Inc.*	286,906

		2,086,645

Specialty Retail (5.8%):
142,800	Brown Shoe Co., Inc.	2,210,544
6,171	Cato Corp.	132,306
221,500	Christopher & Banks Corp.	1,772,000
97,109	Group 1 Automotive, Inc.*	3,093,893
22,000	Gymboree Corp.*	1,135,860
113,200	Men’s Wearhouse, Inc. (The)	2,710,008
116,900	Pier 1 Imports, Inc.*	744,653
91,800	West Marine, Inc.*	996,030

		12,795,294

Textiles, Apparel & Luxury Goods (1.1%):
26,000	Timberland Co., Class A*	554,840
40,300	Warnaco Group, Inc. (The)*	1,922,713

		2,477,553

Thrifts & Mortgage Finance (1.0%):
351,000	TrustCo Bank Corp.	2,165,670

Trading Companies & Distributors (0.7%):
62,700	Applied Industrial Technologies, Inc.	1,558,095

Total Common Stocks (Cost $176,979,838)		207,090,030

Investment Companies (5.2%):
11,346,401	Dreyfus Treasury Prime Cash Management, 0.00%(a)	11,346,401

Total Investment Companies (Cost $11,346,401)		11,346,401

Total Investment Securities (Cost $188,326,239)(b)—99.8%		218,436,431

Net other assets (liabilities) — 0.2%		507,066

Net Assets — 100.0%		$218,943,497

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $189,482,688. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,915,408
Unrealized depreciation	(12,961,665)

Net unrealized appreciation	$28,953,743

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	2.4%
Canada	0.8%
Greece	0.6%
Netherlands	0.2%
United States	96.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Convertible Preferred Stocks (0.6%):
Diversified Financial Services (0.6%):
200	Bank of America Corp., Series L	$195,000
1,500	Citigroup, Inc.	182,820

		377,820

Total Convertible Preferred Stocks (Cost $318,008)		377,820

Common Stocks (51.8%):
Aerospace & Defense (0.2%):
13,100	BAE Systems plc	73,943
1,700	Empresa Brasileira de Aeronautica SA, ADR	40,732
2,362	Gencorp, Inc.*	13,605

		128,280

Air Freight & Logistics (0.8%):
6,830	Deutsche Post AG	117,943
1,290	FedEx Corp.	120,486
2,555	TNT NV	73,324
3,520	United Parcel Service, Inc., Class B	226,723

		538,476

Auto Components (0.1%):
960	Compagnie Generale des Establissements Michelin, Class B	70,631

Automobiles (0.7%):
2,050	Bayerische Motoren Werke AG (BMW)	94,597
1,595	Daimler AG, Registered Shares	75,255
1,490	Hyundai Motor Co.	152,007
2,800	Toyota Motor Corp.	112,605
436	Volkswagen AG, Preferred Shares	40,002

		474,466

Beverages (1.5%):
1,062	Brown-Forman Corp., Class B	63,136
1,110	Carlsberg A/S, Class B	93,241
2,300	Coca-Cola Enterprises, Inc.	63,618
5,000	Diageo plc	84,061
8,566	Dr Pepper Snapple Group, Inc.	301,266
2,645	PepsiCo, Inc.	174,993
2,366	Pernod Ricard SA	200,705

		981,020

Biotechnology (0.7%):
6,090	Amgen, Inc.*	363,938
1,880	Biogen, Inc.*	107,837

		471,775

Building Products (0.2%):
3,821	Owens Corning, Inc.*	97,206

Capital Markets (0.6%):
1,850	Bank of New York Mellon Corp.	57,128
6,497	Morgan Stanley	190,297
9,767	UBS AG, Registered Shares*	158,613

		406,038

Chemicals (0.2%):
840	Linde AG	99,666

Commercial Banks (2.3%):
30,722	Barclays plc	167,258
8,000	DBS Group Holdings, Ltd.	81,682
12,000	HSBC Holdings plc	121,990
8,540	HSBC Holdings plc	86,569
1,830	ICICI Bank, Ltd., ADR	78,141
45,176	Intesa Sanpaolo*	168,084
2,022	KB Financial Group, Inc.	97,495
1,960	PNC Financial Services Group, Inc.	117,012
5,490	Svenska Cellulosa AB, B Shares	77,490
31,031	UniCredit SpA*	91,580
12,872	Wells Fargo & Co.	400,577

		1,487,878

Commercial Services & Supplies (0.1%):
13,686	Brambles, Ltd.	92,286

Communications Equipment (0.8%):
9,050	Cisco Systems, Inc.*	235,572
20,408	Motorola, Inc.*	143,264
573	Tandberg ASA	16,353
8,420	Telefonaktiebolaget LM Ericsson, B Shares	88,175

		483,364

Computers & Peripherals (0.6%):
19,577	Dell, Inc.*	293,851
5,810	Seagate Technology*	106,090

		399,941

Construction Materials (0.2%):
4,330	CRH plc	108,024

Consumer Finance (0.2%):
2,600	American Express Co.	107,276

Diversified Consumer Services (0.1%):
1,665	Hillenbrand, Inc.	36,613

Diversified Financial Services (1.7%):
27,527	Bank of America Corp.	491,357
800	Bond Street Holdings LLC, Class A*	16,000
13,131	Canary Wharf Group plc*(a)(b)	62,183
15,450	Citigroup, Inc.*	62,573
1,371	Deutsche Boerse AG	101,586
13,762	ING Groep NV*	137,202
5,080	JPMorgan Chase & Co.	227,330

		1,098,231

Diversified Telecommunication Services (2.2%):
10,970	AT&T, Inc.	283,465
62,652	Cable & Wireless Communications plc	52,657
62,652	Cable & Wireless Worldwide*	87,456
1,050	China Telecom Corp., Ltd., ADR	51,439
9,010	France Telecom SA	215,758
8,249	Koninklijke KPN NV	130,777
85,000	Singapore Telecommunications, Ltd.	193,122
8,535	Telefonica SA	201,951
6,140	Verizon Communications, Inc.	190,463

		1,407,088

Electric Utilities (2.2%):
2,530	American Electric Power Co., Inc.	86,475
8,700	Duke Energy Corp.	141,984
5,903	E.ON AG	218,015
943	Entergy Corp.	76,713
3,331	Exelon Corp.	145,931
2,150	FirstEnergy Corp.	84,044
3,250	FPL Group, Inc.	157,073
2,046	GDF Suez	79,092
2,000	PPL Corp.	55,420
9,722	Prime Infrastructure Group	32,520
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued
2,510	Progress Energy, Inc.	$98,794
6,120	Southern Co.	202,939

		1,379,000

Electrical Equipment (0.2%):
2,024	Alstom SA	126,355

Electronic Equipment, Instruments & Components (1.1%):
8,390	Flextronics International, Ltd.*	65,778
1,800	Fujifilm Holdings Corp.	62,043
8,828	Tyco Electronics, Ltd.	242,593
8,215	Tyco International, Ltd.	314,224

		684,638

Energy Equipment & Services (0.9%):
2,913	Baker Hughes, Inc.	136,445
3,950	Halliburton Co.	119,014
2,138	Pride International, Inc.*	64,375
3,064	Transocean, Ltd.*	264,668

		584,502

Food & Staples Retailing (1.7%):
1,685	Carrefour SA	81,286
17,092	CVS Caremark Corp.	624,884
8,654	Kroger Co. (The)	187,446
12,510	Tesco plc	82,702
1,733	Wal-Mart Stores, Inc.	96,355

		1,072,673

Food Products (1.5%):
671	Danone SA	40,446
1,818	General Mills, Inc.	128,696
11,080	Kraft Foods, Inc., Class A	335,059
8,955	Nestle SA	458,280

		962,481

Gas Utilities (0.1%):
870	AGL Resources, Inc.	33,626

Health Care Equipment & Supplies (0.7%):
335	Alcon, Inc.	54,123
86	Becton Dickinson & Co.	6,771
10,730	Boston Scientific Corp.*	77,470
4,660	Covidien plc	234,305
2,050	Medtronic, Inc.	92,311

		464,980

Health Care Providers & Services (1.1%):
5,536	Community Health Systems, Inc.*	204,445
1,550	Quest Diagnostics, Inc.	90,350
29,117	Tenet Healthcare Corp.*	166,549
7,493	UnitedHealth Group, Inc.	244,796

		706,140

Hotels, Restaurants & Leisure (0.3%):
1,310	Accor SA	72,373
12,710	Compass Group plc	101,507
7,299	Thomas Cook Group plc	29,903

		203,783

Household Durables (0.0%):
228	Stanley Black & Decker, Inc.	13,061

Independent Power Producers & Energy Traders (0.2%):
5,760	NRG Energy, Inc.*	120,384

Industrial Conglomerates (1.6%):
8,520	General Electric Co.	155,064
3,590	Koninklijke Philips Electronics NV	115,244
27,286	Orkla ASA	241,382
4,835	Siemens AG	485,001

		996,691

Insurance (2.1%):
4,612	ACE, Ltd.	241,208
4,066	AXA SA	90,332
2,500	Berkshire Hathaway, Inc., Class B*	203,175
3,604	Conseco, Inc.*	22,417
690	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	112,125
6,986	Old Republic International Corp.	88,583
7,060	Progressive Corp. (The)	134,775
1,400	RenaissanceRe Holdings, Ltd.	79,464
8,054	Standard Life plc	24,445
1,570	Swiss RE, Registered Shares*	77,231
1,050	Torchmark Corp.	56,186
1,596	Travelers Cos., Inc. (The)	86,088
398	Zurich Financial Services AG	102,165

		1,318,194

Internet & Catalog Retail (0.1%):
2,840	Expedia, Inc.	70,886

IT Services (0.6%):
9,650	Accenture plc, Class A	404,818

Life Sciences Tools & Services (0.1%):
960	Lonza Group AG, Registered Shares	78,379

Machinery (0.1%):
3,788	Federal Signal Corp.	34,130

Marine (0.3%):
22	A.P. Moller — Maersk A/S, Class B	167,420

Media (3.1%):
15,410	Comcast Corp., Class A	276,917
1,910	Comcast Corp., Class A	35,946
45,100	News Corp.	649,891
10,190	Pearson plc	160,111
4,140	Time Warner Cable, Inc.	220,703
3,110	Time Warner, Inc.	97,250
5,840	Viacom, Inc., Class B*	200,779
7,950	Vivendi	212,991
4,570	Walt Disney Co. (The)	159,539

		2,014,127

Metals & Mining (0.9%):
5,510	Alcoa, Inc.	78,462
26,770	Aviva plc	156,380
2,000	Barrick Gold Corp.	76,680
2,000	Newmont Mining Corp.	101,860
1,000	Nucor Corp.	45,380
3,350	Vale SA, ADR	92,996

		551,758

Multi-Utilities (1.5%):
2,510	Ameren Corp.	65,461
2,520	Consolidated Edison, Inc.	112,241
3,770	Dominion Resources, Inc.	154,985
4,020	PG&E Corp.	170,528
4,260	Public Service Enterprise Group, Inc.	125,755
2,470	Sempra Energy	123,253
3,650	TECO Energy, Inc.	57,998
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or Principal		Fair
Amount		Value
Common Stocks, continued
Multi-Utilities, continued
6,890	Xcel Energy, Inc.	$146,068

		956,289

Multiline Retail (0.2%):
3,050	Target Corp.	160,430

Office Electronics (0.6%):
8,500	KONICA MINOLTA HOLDINGS, Inc.	99,263
31,472	Xerox Corp.	306,852

		406,115

Oil, Gas & Consumable Fuels (4.0%):
4,420	BG Group plc	76,345
25,460	BP plc	241,073
7,700	Canadian Oil Sands Trust	230,909
1,310	Chevron Corp.	99,337
5,030	ConocoPhillips	257,385
5,794	Eni SpA	136,052
5,000	Exxon Mobil Corp.	334,900
6,342	Marathon Oil Corp.	200,661
686	Noble Energy, Inc.	50,078
2,500	OAO Gazprom, ADR	58,675
7,380	Royal Dutch Shell plc, B Shares	203,508
6,822	Royal Dutch Shell plc, A Shares	197,298
3,300	Spectra Energy Corp.	74,349
3,090	StatoilHydro ASA	71,892
5,972	Total SA	346,788

		2,579,250

Paper & Forest Products (1.1%):
1,317	Domtar Corp.*	84,828
5,960	International Paper Co.	146,676
4,589	MeadWestvaco Corp.	117,249
7,335	Weyerhaeuser Co.	332,055

		680,808

Pharmaceuticals (3.7%):
2,650	Abbott Laboratories	139,602
2,700	Bristol-Myers Squibb Co.	72,090
400	Eli Lilly & Co.	14,488
13,160	GlaxoSmithKline plc	252,504
2,260	Johnson & Johnson Co.	147,352
13,160	Merck & Co., Inc.	491,526
900	Merck KGaA	72,890
7,226	Novartis AG, Registered Shares	390,648
18,230	Pfizer, Inc.	312,644
1,200	Roche Holding AG	194,789
4,150	Sanofi-Aventis	309,800

		2,398,333

Professional Services (0.3%):
1,640	Adecco SA, Registered Shares	93,200
8,958	Hays plc	14,760
1,540	Randstad Holding NV*	73,269

		181,229

Real Estate Investment Trusts (REITs) (0.3%):
376	Alexander’s, Inc.*	112,473
27,121	Link REIT (The)	66,867

		179,340

Real Estate Management & Development (0.4%):
7,000	Cheung Kong Holdings, Ltd.	90,036
1,706	Forestar Group, Inc.*	32,210
1,272	St. Joe Co. (The)*	41,149
6,000	Swire Pacific, Ltd., Class A	72,377

		235,772

Semiconductors & Semiconductor Equipment (1.3%):
5,940	Intel Corp.	132,224
28,871	LSI Logic Corp.*	176,690
6,225	Maxim Integrated Products, Inc.	120,703
306	Samsung Electronics Co., Ltd.	221,372
78,000	Taiwan Semiconductor Manufacturing Co., Ltd.	150,586
1,500	Xilinx, Inc.	38,250

		839,825

Software (2.3%):
27,225	Microsoft Corp.	796,876
327	Nintendo Co., Ltd.	109,218
16,890	Oracle Corp.	433,904
3,390	SAP AG	164,064

		1,504,062

Specialty Retail (0.5%):
2,980	Home Depot, Inc.	96,403
877	Industria de Diseno Textil SA	57,736
36,180	Kingfisher plc	117,795
670	USS Co., Ltd.	45,408

		317,342

Tobacco (2.2%):
16,110	Altria Group, Inc.	330,577
10,530	British American Tobacco plc	363,089
9,653	Imperial Tobacco Group plc	294,986
28	Japan Tobacco, Inc.	103,804
786	KT&G Corp.	43,499
635	Lorillard, Inc.	47,777
1,845	Philip Morris International, Inc.	96,235
2,171	Reynolds American, Inc.	117,191

		1,397,158

Trading Companies & Distributors (0.1%):
3,280	Wolseley plc*	79,314

Water Utilities (0.0%):
1,320	American Water Works Co., Inc.	28,723

Wireless Telecommunication Services (1.2%):
21,940	Sprint Nextel Corp.*	83,372
4,210	Turkcell Iletisim Hizmetleri AS, ADR	63,403
266,457	Vodafone Group plc	616,445

		763,220

Total Common Stocks (Cost $31,987,441)		33,183,495

Convertible Bonds (0.5%):
Computers & Peripherals (0.1%):
114,000	Advanced Micro Devices, Inc., 6.00%, 5/1/15	109,298

Diversified Financial Services (0.1%):
50,000	CapitalSource, Inc., 4.00%, 7/15/34(c)	47,875

Media (0.3%):
150,000	Liberty Global, Inc., 4.50%, 11/15/16(d)	192,750

Convertible Bonds, continued
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Total Convertible Bonds (Cost $302,514)		349,923

Corporate Bonds (14.7%):
Chemicals (0.7%):
$100,000	Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.88%, 2/1/18(d)	$98,500
200,000	Huntsman International LLC, 7.88%, 11/15/14	202,000
100,000	Kerling plc, 10.63%, 1/28/17(d)	141,802

		442,302

Communications Equipment (0.2%):
129,000	Avaya, Inc., —%, 10/26/14(e)	114,956

Consumer Finance (0.8%):
500,000	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	517,740

Diversified Financial Services (1.2%):
119,000	CIT Group, Inc., 7.00%, 5/1/16	109,778
122,000	CIT Group, Inc., 7.00%, 5/1/17	112,545
150,000	GMAC, Inc., 6.88%, 9/15/11	152,437
100,000	International Lease Finance Corp., 8.63%, 9/15/15(d)	102,226
250,000	JPMorgan Chase & Co., 7.92%, 4/29/49, Series 1	266,525
50,000	Vanguard Health Holding LLC, 8.00%, 2/1/18(d)	48,625

		792,136

Diversified Telecommunication Services (0.9%):
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17(d)	51,375
250,000	Clearwire Corp., 12.00%, 12/1/15(d)	255,000
100,000	First Data Corp., 9.88%, 9/24/15	85,250
100,000	New Communications Holdings, 8.25%, 4/15/17(d)	101,750
100,000	New Communications Holdings, 8.50%, 4/15/20(d)	100,750

		594,125

Electric Utilities (1.0%):
127,858	Texas Competitive Electric Holdings Co. LLC, 3.73%, 10/10/14(e)	102,606
772,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15, Series A	536,540

		639,146

Energy Equipment & Services (0.2%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17(d)	103,000

Health Care Providers & Services (1.9%):
467,000	Community Health Systems, Inc., 8.88%, 7/15/15	483,345
305,000	DaVita, Inc., 6.63%, 3/15/13	306,906
399,000	HCA, Inc., 6.50%, 2/15/16	378,551
50,000	HCA, Inc., 7.88%, 2/15/20(d)	52,344

		1,221,146

Independent Power Producers & Energy Traders (0.9%):
100,000	AES Corp., 8.00%, 10/15/17	101,500
$410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15	340,300
34,000	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Series B	33,044
115,000	RRI Energy, Inc., 7.88%, 6/15/17	103,212

		578,056

IT Services (0.2%):
100,000	LBI Escrow Corp., 8.00%, 11/1/17(d)	103,750

Machinery (0.6%):
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18	417,000

Media (0.5%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17(d)	343,688

Oil, Gas & Consumable Fuels (2.9%):
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	333,788
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	200,000
300,000	Denbury Resources, Inc., 8.25%, 2/15/20	318,000
200,000	El Paso Corp., 7.25%, 6/1/18	206,381
250,000	Forest Oil Corp., 8.50%, 2/15/14	263,750
100,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20(d)	100,125
30,000	Mariner Energy, Inc., 8.00%, 5/15/17	29,475
50,000	Newfield Exploration Co., 6.88%, 2/1/20	50,375
135,000	SandRidge Energy, Inc., 3.88%, 4/1/14(e)	123,721
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18(d)	61,750
155,000	W & T Offshore, Inc., 8.25%, 6/15/14(d)	144,925

		1,832,290

Paper & Forest Products (0.1%):
50,000	Newpage Corp., 11.38%, 12/31/14	49,750

Professional Services (0.5%):
300,000	Quintiles Transnational Corp., 9.50%, 12/30/14(d)	306,000

Real Estate Investment Trusts (REITs) (0.7%):
200,000	FelCor Lodging LP, 10.00%, 10/1/14	206,000
250,000	Host Hotels & Resorts, Inc. LP, 6.75%, 6/1/16, Series Q	250,625

		456,625

Real Estate Management & Development (0.5%):
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(d)	96,250
31,169	Realogy Corp., 3.18%, 10/10/13(e)	27,465
Real Estate Management & Development, continued
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
$98,651	Realogy Corp., 3.25%, 10/10/13(e)	$86,926
141,595	Realogy Corp., 3.25%, 10/10/13(e)	124,766

		335,407

Semiconductors & Semiconductor Equipment (0.4%):
100,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17(d)	103,000
150,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	143,250

		246,250

Tobacco (0.4%):
250,000	Reynolds Group, Inc. (The), 7.75%, 10/15/16(d)	256,875

Wireless Telecommunication Services (0.1%):
100,000	Cricket Communications, Inc., 9.38%, 11/1/14	101,750

Total Corporate Bonds (Cost $9,265,855)		9,451,992

Foreign Bonds (17.5%):
Diversified Financial Services (2.4%):
320,000	European Investment Bank, 6.50%, 9/10/14, Series E+	237,135
340,000	New South Wales Treasury Corp., 6.00%, 5/1/12, Series 12	316,197
490,000	Queensland Treasury Corp., 6.00%, 6/14/11, Series 11+	455,129
280,000	Queensland Treasury Corp., 6.00%, 8/14/13, Series 13+	259,990
310,000	Queensland Treasury Corp., 7.13%, 9/18/17+(d)	232,644

		1,501,095

Sovereign Bond (15.1%):
340,000	Australian Government, 5.75%, 4/15/12, Series 123	316,485
25,000	Brazil Nota do Tesouro Nacional, 6.00%, 5/15/13, Series NTNB+	27,096
165,000	Brazil Nota do Tesouro Nacional, 6.00%, 5/15/15, Series NTNB+	177,858
800,000	Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17, Series NTNF+	415,457
140,000	Brazil Nota do Tesouro Nacional, 6.00%, 5/15/45, Series NTNB+	149,452
75,000	Egypt Treasury Bill, 10.02%, 8/3/10, Series 182+(f)	13,202
175,000	Egypt Treasury Bill, 10.17%, 8/17/10, Series 182+(f)	30,636
25,000	Egypt Treasury Bill, 10.15%, 8/24/10, Series 182+(f)	4,362
25,000	Egypt Treasury Bill, 10.09%, 8/31/10, Series 357+(f)	4,366
25,000	Egypt Treasury Bill, 10.30%, 10/5/10, Series 273+(f)	4,317
175,000	Egypt Treasury Bill, 10.47%, 11/2/10, Series 273+(f)	29,989
75,000	Egypt Treasury Bill, 10.38%, 11/23/10, Series 364+(f)	12,777
150,000	Egypt Treasury Bill, 10.43%, 11/30/10, Series 273+(f)	25,501
325,000	Egypt Treasury Bill, 10.46%, 12/7/10, Series 364+(f)	55,131
100,000	Egypt Treasury Bill, 10.52%, 12/21/10, Series 364+(f)	16,913
1,250,000	Egypt Treasury Bill, 10.82%, 2/8/11, Series 364+(f)	208,711
50,000	Egypt Treasury Bill, 10.45%, 3/8/11, Series 364+(f)	8,277
650,000	Egypt Treasury Bill, 10.43%, 3/29/11, Series 364+(f)	106,994
2,600,000,000	Indonesia Government, 12.80%, 6/15/21, Series FR34+	355,419
3,200,000,000	Indonesia Government, 10.00%, 9/15/24, Series FR44+	359,801
3,300,000,000	Indonesia Government, 10.00%, 2/15/28, Series FR47+	358,927
420,000	Israel Government Bond, 7.00%, 4/29/11, Series 2680+	126,728
20,000	Israel Treasury Bill, 1.87%, 1/5/11, Series 0111+(f)	5,321
45,000	Israel Treasury Bill, 1.95%, 2/2/11, Series 211+(f)	11,951
20,000	Israel Treasury Bill, 2.00%, 3/2/11, Series 311+(f)	5,303
1,420,000,000	Korea Treasury Bond, 4.75%, 12/10/11, Series 1112+	1,283,655
1,100,000,000	Korea Treasury Bond, 4.00%, 6/10/12, Series 1206+	978,790
1,400,000	Malaysian Government, 3.83%, 9/28/11, Series 1+	436,285
5,000,000	Mexico Bonos Desarr, 8.00%, 12/7/23, Series M 20+	405,056
7,000,000	Mexico Bonos Desarr, 7.50%, 6/3/27, Series M 20+	532,708
4,000,000	Mexico Bonos Desarr, 10.00%, 11/20/36, Series M 30+	380,797
2,900,000	Norwegian Government, 6.00%, 5/16/11+	508,007
500,000	Poland Government Bond, 4.75%, 4/25/12, Series 0412+	175,900
400,000	Poland Government Bond, 4.59%, 7/25/12, Series 0712+(f)	126,068
290,000	Poland Government Bond, 5.25%, 4/25/13, Series 0413+	103,396
750,000	Poland Government Bond, 5.75%, 4/25/14, Series 0414+	270,047
720,000	Poland Government Bond, 6.25%, 10/24/15, Series 1015+	265,539
200,000	Republic of Hungary, 5.75%, 6/11/18+	290,081
80,000	Republic of South Africa, 4.50%, 4/5/16, Series E+	110,200
6,900,000	Swedish Government, 5.25%, 3/15/11, Series 1045+	998,047

		9,695,550

Foreign Bonds, continued
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Total Foreign Bonds (Cost $10,879,635)		11,196,645

Preferred Stocks (0.2%):
Real Estate Investment Trusts (REITs) (0.2%):
116	Wells Fargo & Co., Series L, Class A	$113,332

Total Preferred Stocks (Cost $109,625)		113,332

Municipal Bonds (0.6%):
California (0.5%):
$15,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	15,542
125,000	California State, Build America Bonds, GO, 7.95%, 3/1/36 , Callable 3/1/20 @ 100	128,041
65,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	67,676
20,000	California State, GO, 6.20%, 3/1/19	20,431
10,000	California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	8,914
30,000	California State, GO, 5.25%, 3/1/30 , Callable 3/1/20 @ 100	29,634
25,000	California State, GO, 5.50%, 3/1/40 , Callable 3/1/20 @ 100	24,926

		295,164

Illinois (0.1%):
60,000	Illinois State, GO, 4.42%, 1/1/15	60,475

Michigan (0.0%):
5,000	Detroit Michigan, GO, 4.50%, 11/1/23 , Callable 11/1/20 @ 100	4,784

Total Municipal Bonds (Cost $354,760)		360,423

Yankee Dollars (5.5%):
Commercial Banks (0.4%):
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	116,011
110,000	Korea Development Bank, 8.00%, 1/23/14+	126,857

		242,868

Commercial Services & Supplies (0.2%):
100,000	CEVA Group plc, 11.50%, 4/1/18+(d)	103,750

Oil & Gas Equipment & Services (1.1%):
100,000	Expro Finance Luxembourg, 8.50%, 12/15/16+(d)	101,000
400,000	Petroleos de Venezuela SA, 14.64%, 7/10/11, Series 2011+(f)	350,000
190,000	Petroplus Finance, Ltd., 6.75%, 5/1/14+(d)	171,000
85,000	Petroplus Finance, Ltd., 7.00%, 5/1/17+(d)	73,100

		695,100

Sovereign Bond (3.8%):
170,000	Emirate of Abu Dhabi, 6.75%, 4/8/19+(d)	193,435
175,000	Indonesia Government International Bond, 11.63%, 3/4/19+(d)	251,562
1,000,000	Republic of Argentina, 0.39%, 8/3/12(e)+	337,000
30,000	Republic of Hungary, 6.25%, 1/29/20+	31,913
320,000	Republic of Iraq, 5.80%, 1/15/28+(d)	257,600
230,000	Republic of Lithuania, 7.38%, 2/11/20+(d)	251,747
507,600	Russia Foreign Bond, 7.50%, 3/31/30+(c)(d)	585,009
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20+	102,000
240,000	South Africa Government International Bond, 6.88%, 5/27/19+	267,900
170,000	State of Qatar, 6.55%, 4/9/19+(d)	192,525

		2,470,691

Total Yankee Dollars (Cost $3,465,566)		3,512,409

U.S. Government Agency Mortgages (6.1%):
Federal Farm Credit (0.2%)
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
$170,000	0.01%, 4/1/10 (f)	$170,000
Federal Home Loan Bank (5.9%)
3,775,000	0.00%, 4/1/10 (f)	3,775,000

Total U.S. Government Agency Mortgages (Cost $3,945,000)		3,945,000

Investment Companies (2.5%):
1,584,507	Dreyfus Treasury Prime Cash Management, 0.00%(f)	1,584,507

Total Investment Companies (Cost $1,584,507)		1,584,507

Total Investment Securities (Cost $62,212,911)(g)—100.0%		64,075,546
Net other assets (liabilities) — 0.0%		10,142

Net Assets — 100.0%		$64,085,688

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

plc	Public Liability Company

REIT	Real Estate Investment Trust

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2010, these securities represent 0.1% of the net assets of the Fund.

(b)	Security was fair valued as of March 31, 2010. Represents 0.10% of the net assets of the Fund.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2010.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Variable rate security. The rate presented represents the rate in effect at March 31, 2010. The date presented represents the final maturity date.

(f)	The rate represents the effective yield at March 31, 2010.

(g)	Cost for federal income tax purposes is $62,438,415. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,910,503
Unrealized depreciation	(1,273,372)

Net unrealized appreciation	$1,637,131

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Argentina	0.5%
Australia	2.3%
Bermuda	0.1%
Brazil	1.4%
Canada	0.5%
Cayman Islands	0.2%
China	0.1%
Denmark	0.4%
Egypt	0.8%
France	2.9%
Germany	2.5%
Hong Kong	0.4%
Hungary	0.5%
India	0.1%
Indonesia	2.1%
Iraq	0.4%
Ireland	1.2%
Israel	0.2%
Italy	0.6%
Japan	0.8%
Luxembourg	0.2%
Malaysia	0.7%
Mexico	2.1%
Netherlands	0.8%
New Zealand	0.7%
Norway	1.3%
Poland	1.5%
Qatar	0.3%
Republic of Korea	4.7%
Russian Federation	1.0%
Singapore	0.5%
South Africa	0.6%
Spain	0.4%
Sweden	1.8%
Switzerland	4.2%
Taiwan	0.2%
Turkey	0.1%
United Arab Emirates	0.3%
United Kingdom	6.2%
United States	53.8%
Lithuania	0.4%
Vietnam	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Foreign Currency Contracts
     As of March 31, 2010 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 43,216 Australian Dollar in exchange for U.S. Dollars	2/8/11	$36,000	$38,150	$2,150
Receive 43,228 Australian Dollar in exchange for U.S. Dollars	2/8/11	36,000	38,161	2,161
Receive 81,800 Swiss Franc in exchange for U.S. Dollars	5/10/10	79,774	77,628	(2,146)
Receive 461,125,000 Chilean Peso in exchange for U.S. Dollars	10/29/10	875,000	882,707	7,707
Receive 4,500,000 Chilean Peso in exchange for U.S. Dollars	5/10/10	8,338	8,589	251
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	2/10/11	8,190	8,433	243
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	2/10/11	8,190	8,433	243
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	2/11/11	8,205	8,433	228
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	2/14/11	8,294	8,433	139
Receive 8,700,000 Chilean Peso in exchange for U.S. Dollars	2/16/11	16,448	16,676	228
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	2/18/11	8,206	8,242	36
Receive 2,200,000 Chilean Peso in exchange for U.S. Dollars	2/18/11	4,207	4,217	10
Receive 9,500,000 Chilean Peso in exchange for U.S. Dollars	2/22/11	18,198	18,211	13
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	2/22/11	8,230	8,243	13
Receive 7,300,000 Chilean Peso in exchange for U.S. Dollars	2/22/11	13,954	13,994	40
Receive 13,000,000 Chilean Peso in exchange for U.S. Dollars	2/22/11	24,689	24,920	231
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	2/23/11	8,152	8,243	91
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	2/24/11	8,211	8,243	32
Receive 6,500,000 Chilean Peso in exchange for U.S. Dollars	2/25/11	12,433	12,460	27
Receive 9,210,000 Chilean Peso in exchange for U.S. Dollars	2/25/11	17,615	17,655	40
Receive 3,900,000 Chilean Peso in exchange for U.S. Dollars	2/28/11	7,414	7,477	63
Receive 5,600,000 Chilean Peso in exchange for U.S. Dollars	3/1/11	10,677	10,736	59
Receive 2,200,000 Chilean Peso in exchange for U.S. Dollars	3/1/11	4,196	4,218	22
Receive 1,400,000 Chilean Peso in exchange for U.S. Dollars	3/2/11	2,679	2,684	5
Receive 2,500,000 Chilean Peso in exchange for U.S. Dollars	4/5/10	4,798	4,767	(31)
Receive 2,500,000 Chilean Peso in exchange for U.S. Dollars	3/15/11	4,829	4,794	(35)
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	3/21/11	8,332	8,245	(87)
Receive 5,836,250 Chinese Renminbi in exchange for U.S. Dollars	10/29/10	875,000	858,024	(16,976)
Receive 53,600 British Sterling Pound in exchange for U.S. Dollars	5/12/10	86,789	81,306	(5,483)
Receive 16,500 British Sterling Pound in exchange for U.S. Dollars	5/12/10	24,868	25,029	161
Receive 1,391,625 Israeli Shekel in exchange for U.S. Dollars	10/29/10	375,000	376,048	1,048
Receive 467,900 Israeli Shekel in exchange for U.S. Dollars	1/7/11	125,355	126,283	928
Receive 65,639 Israeli Shekel in exchange for U.S. Dollars	3/29/11	17,481	17,691	210
Receive 65,639 Israeli Shekel in exchange for U.S. Dollars	3/29/11	17,481	17,691	210
Receive 39,869 Israeli Shekel in exchange for U.S. Dollars	3/31/11	10,634	10,745	111
Receive 41,781,250 Indian Rupee in exchange for U.S. Dollars	10/29/10	875,000	913,875	38,875
Receive 2,979,813 Malaysian Ringgit in exchange for U.S. Dollars	10/29/10	875,000	903,472	28,472
Receive 1,374,360 Malaysian Ringgit in exchange for U.S. Dollars	1/4/11	400,000	415,463	15,463
Receive 35,820,000 Philippine Peso in exchange for U.S. Dollars	10/29/10	750,000	776,145	26,145

				$100,897

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)
As of March 31, 2010 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 78,000 British Sterling Pound in exchange for U.S. Dollars	5/12/10	$117,808	$118,318	$(510)
Deliver 78,000 British Sterling Pound in exchange for U.S. Dollars	5/12/10	125,942	118,318	7,624
Deliver 650,446 British Sterling Pound in exchange for U.S. Dollars	5/12/10	1,049,234	986,663	62,571
Deliver 2,500,000 Chilean Peso in exchange for U.S. Dollars	4/5/10	4,794	4,767	27
Deliver 74,200 Danish Kroner in exchange for U.S. Dollars	4/23/10	13,423	13,462	(39)
Deliver 46,600 Danish Kroner in exchange for U.S. Dollars	4/23/10	8,474	8,454	20
Deliver 340,000 Danish Kroner in exchange for U.S. Dollars	4/23/10	67,255	61,684	5,571
Deliver 85,000 European Euro in exchange for U.S. Dollars	7/16/10	114,946	114,794	152
Deliver 1,021,810 European Euro in exchange for U.S. Dollars	7/16/10	1,396,814	1,379,969	16,845
Deliver 120,000 European Euro in exchange for U.S. Dollars	7/17/10	162,160	162,062	98
Deliver 1,644,000 European Euro in exchange for U.S. Dollars	10/29/10	2,430,818	2,220,050	210,768
Deliver 20,870 European Euro in exchange for U.S. Dollars	12/1/10	31,172	28,183	2,989
Deliver 115,000 European Euro in exchange for U.S. Dollars	1/4/11	164,390	155,302	9,088
Deliver 15,000 European Euro in exchange for U.S. Dollars	2/16/11	20,399	20,257	142
Deliver 15,000 European Euro in exchange for U.S. Dollars	2/16/11	20,409	20,257	152
Deliver 17,000 European Euro in exchange for U.S. Dollars	2/18/11	23,355	22,958	397
Deliver 17,000 European Euro in exchange for U.S. Dollars	2/18/11	23,357	22,958	399
Deliver 43,000 European Euro in exchange for U.S. Dollars	3/7/11	58,835	58,072	763
Deliver 57,000 European Euro in exchange for U.S. Dollars	3/7/11	78,076	76,979	1,097
Deliver 15,000 European Euro in exchange for U.S. Dollars	3/8/11	20,526	20,258	268
Deliver 121,000 European Euro in exchange for U.S. Dollars	3/16/11	166,275	163,413	2,862
Deliver 13,000 European Euro in exchange for U.S. Dollars	3/17/11	17,747	17,557	190
Deliver 87,000 European Euro in exchange for U.S. Dollars	3/21/11	119,505	117,496	2,009
Deliver 86,000 European Euro in exchange for U.S. Dollars	3/22/11	117,412	116,145	1,267
Deliver 1,450,000 Japanese Yen in exchange for U.S. Dollars	4/20/10	15,667	15,515	152
Deliver 5,400,000 Japanese Yen in exchange for U.S. Dollars	4/20/10	61,127	57,779	3,348
Deliver 91,650,000 Japanese Yen in exchange for U.S. Dollars	10/29/10	1,000,000	982,507	17,493
Deliver 6,194,000 Japanese Yen in exchange for U.S. Dollars	11/15/10	69,149	66,422	2,727
Deliver 1,491,000 Japanese Yen in exchange for U.S. Dollars	11/16/10	16,595	15,989	606
Deliver 3,093,000 Japanese Yen in exchange for U.S. Dollars	11/16/10	34,574	33,169	1,405
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 1,616,000 Japanese Yen in exchange for U.S. Dollars	11/17/10	17,976	17,330	646
Deliver 2,471,000 Japanese Yen in exchange for U.S. Dollars	11/17/10	27,661	26,499	1,162
Deliver 6,176,000 Japanese Yen in exchange for U.S. Dollars	11/17/10	69,150	66,231	2,919
Deliver 8,613,000 Japanese Yen in exchange for U.S. Dollars	11/18/10	96,818	92,368	4,450
Deliver 2,416,000 Japanese Yen in exchange for U.S. Dollars	11/29/10	27,667	25,915	1,752
Deliver 3,627,000 Japanese Yen in exchange for U.S. Dollars	11/29/10	41,488	38,905	2,583
Deliver 6,105,000 Japanese Yen in exchange for U.S. Dollars	11/29/10	69,158	65,485	3,673
Deliver 6,679,000 Japanese Yen in exchange for U.S. Dollars	11/29/10	75,373	71,642	3,731
Deliver 5,989,000 Japanese Yen in exchange for U.S. Dollars	12/1/10	69,151	64,243	4,908
Deliver 2,260,084 Japanese Yen in exchange for U.S. Dollars	12/28/10	24,754	24,256	498
Deliver 2,255,332 Japanese Yen in exchange for U.S. Dollars	12/28/10	24,754	24,205	549
Deliver 2,251,755 Japanese Yen in exchange for U.S. Dollars	12/28/10	24,754	24,166	588
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	1/7/11	16,681	16,316	365
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	1/7/11	16,684	16,316	368
Deliver 3,030,000 Japanese Yen in exchange for U.S. Dollars	1/7/11	33,256	32,525	731
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	1/11/11	16,612	16,317	295
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	1/11/11	16,630	16,317	313
Deliver 4,120,000 Japanese Yen in exchange for U.S. Dollars	1/13/11	44,921	44,230	691
Deliver 3,250,000 Japanese Yen in exchange for U.S. Dollars	1/14/11	35,909	34,891	1,018
Deliver 4,090,000 Japanese Yen in exchange for U.S. Dollars	1/14/11	44,932	43,909	1,023
Deliver 2,170,000 Japanese Yen in exchange for U.S. Dollars	1/26/11	24,227	23,301	926
Deliver 7,610,000 Japanese Yen in exchange for U.S. Dollars	1/26/11	84,742	81,716	3,026
Deliver 8,700,000 Japanese Yen in exchange for U.S. Dollars	1/26/11	96,869	93,421	3,448
Deliver 7,484,000 Japanese Yen in exchange for U.S. Dollars	1/27/11	83,329	80,365	2,964
Deliver 3,771,000 Japanese Yen in exchange for U.S. Dollars	2/10/11	42,389	40,504	1,885
Deliver 4,000,000 Japanese Yen in exchange for U.S. Dollars	2/22/11	44,454	42,974	1,480
Deliver 4,020,000 Japanese Yen in exchange for U.S. Dollars	2/22/11	44,710	43,188	1,522
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	3/1/11	51,484	49,426	2,058
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	3/1/11	51,513	49,426	2,087
Deliver 5,100,000 Japanese Yen in exchange for U.S. Dollars	3/1/11	57,330	54,798	2,532
Deliver 3,000,000 Japanese Yen in exchange for U.S. Dollars	3/18/11	33,296	32,245	1,051
Deliver 4,060,000 Japanese Yen in exchange for U.S. Dollars	3/18/11	45,146	43,638	1,508
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 5,012,000 Japanese Yen in exchange for U.S. Dollars	3/18/11	55,647	53,870	1,777
Deliver 4,542,830 Japanese Yen in exchange for U.S. Dollars	3/22/11	50,484	48,831	1,653
Deliver 6,979,500 Mexican Nuevo Peso in exchange for U.S. Dollars	10/29/10	500,000	550,735	(50,735)
Deliver 1,189,308 Norwegian Krone in exchange for U.S. Dollars	8/16/10	199,134	198,886	248
Deliver 86,500 Norwegian Krone in exchange for U.S. Dollars	8/16/10	14,697	14,465	232
Deliver 655,154 New Zealand in exchange for U.S. Dollars	10/29/10	471,711	457,644	14,067
Deliver 693,963 New Zealand in exchange for U.S. Dollars	10/29/10	500,000	484,753	15,247
Deliver 17,500 Swiss Franc in exchange for U.S. Dollars	5/10/10	16,166	16,607	(441)
Deliver 16,500 Swiss Franc in exchange for U.S. Dollars	5/10/10	15,349	15,658	(309)
Deliver 38,300 Swiss Franc in exchange for U.S. Dollars	5/10/10	36,348	36,347	1
Deliver 47,000 Swiss Franc in exchange for U.S. Dollars	5/10/10	47,223	44,603	2,620
Deliver 392,476 Swiss Franc in exchange for U.S. Dollars	5/10/10	384,679	372,458	12,221

				$403,812

As of March 31, 2010 the Fund’s open forward cross currency contracts were as follows:

			Contract
			Value		Net Unrealized
	Amount	Amount	(U.S.	Fair	Appreciation/
Purchase/Sale	Purchased	Sold	Dollars)	Value	(Depreciation)
Australian Dollar/Japanese Yen	27,000	1,998,351	$22,465	$24,833	$2,368
Australian Dollar/Japanese Yen	27,000	2,002,428	22,465	24,789	2,324
Australian Dollar/Japanese Yen	27,000	1,993,410	22,465	24,886	2,421
Brazilian Real/Japanese Yen	38,000	1,736,134	19,291	20,563	1,272
Brazilian Real/Japanese Yen	103,000	4,690,486	52,273	55,899	3,626
Brazilian Real/Japanese Yen	435,000	21,345,450	249,498	253,711	4,213
Korean Won/Japanese Yen	9,000,000	688,968	7,854	8,461	607
Korean Won/Japanese Yen	13,000,000	987,691	11,312	12,270	958
Korean Won/Japanese Yen	15,000,000	1,136,363	13,053	14,193	1,140
Korean Won/Japanese Yen	45,000,000	3,385,495	38,874	42,548	3,674
Norwegian Krone/European Euro	389,900	46,788	64,151	65,638	1,487
Norwegian Krone/European Euro	1,400,000	164,830	247,332	258,029	10,696
Norwegian Krone/European Euro	550,000	64,325	97,160	101,814	4,654
Norwegian Krone/European Euro	180,000	20,870	31,172	32,938	1,766
Norwegian Krone/European Euro	710,000	83,148	121,775	127,800	6,024
Norwegian Krone/European Euro	545,000	65,509	89,267	91,195	1,928
Norwegian Krone/European Euro	779,000	93,622	127,594	130,368	2,774
Polish Zloty/European Euro	233,000	55,611	75,580	80,238	4,659
Polish Zloty/European Euro	233,000	55,922	75,849	80,093	4,244
Polish Zloty/European Euro	233,000	56,103	76,831	80,804	3,973
Polish Zloty/European Euro	700,000	163,098	245,571	266,643	21,072
Swedish Krone/European Euro	4,380,000	423,327	620,852	655,858	35,006

					$120,886

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

AUD —	Australian Dollar

BRL —	Brazilian Real

EUR —	European Euro

JPY —	Japanese Yen

KRW —	Korean Won

NOK —	Norwegian Krone

PLZ —	Polish Zloty

SEK —	Swedish Krone
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.9%):
Aerospace & Defense (0.6%):
57,650	BAE Systems plc	$325,403
17,341	Cobham plc	67,554
6,727	European Aeronautic Defence & Space Co. NV	135,064
6,814	Finmeccanica SpA	90,802
30,367	Rolls-Royce Group plc	274,554
3,192	Safran SA	83,260
24,000	Singapore Technologies Engineering, Ltd.	54,660
1,524	Thales SA	61,112

		1,092,409

Air Freight & Logistics (0.3%):
14,057	Deutsche Post AG	242,742
6,182	TNT NV	177,413
10,977	Toll Holdings, Ltd.	74,586
7,000	YAMATO HOLDINGS Co., Ltd.	98,108

		592,849

Airlines (0.3%):
2,652	Air France-KLM*	41,968
17,000	All Nippon Airways Co., Ltd.*	48,573
8,653	British Airways plc*	31,934
22,000	Cathay Pacific Airways, Ltd.*	46,267
4,460	Deutsche Lufthansa AG, Registered Shares	73,840
9,965	Iberia Lineas Aereas de Espana SA*	34,770
21,310	Qantas Airways, Ltd.*	55,418
610	RWE AG, Preferred Shares	50,031
8,000	Singapore Airlines, Ltd.	87,193

		469,994

Auto Components (0.6%):
2,900	AISIN SEIKI Co., Ltd.	86,920
10,100	BRIDGESTONE Corp.	172,533
2,436	Compagnie Generale des Establissements Michelin, Class B	179,227
7,800	DENSO Corp.	232,519
1,000	Koito Manufacturing Co., Ltd.	14,858
3,000	NGK SPARK PLUG Co., Ltd.	40,784
2,000	NHK SPRING Co., Ltd.	18,365
1,700	NOK Corp.	25,604
1,700	Nokian Renkaat OYJ	44,107
57,573	Pirelli & C. SpA*	35,431
2,400	Stanley Electric Co., Ltd.	46,571
1,900	Sumitomo Rubber Industries, Ltd.	16,757
1,100	TOYODA GOSEI Co., Ltd.	30,864
1,100	TOYOTA BOSHOKU Corp.	21,113
2,700	TOYOTA INDUSTRIES Corp.	77,163

		1,042,816

Automobiles (3.1%):
5,500	Bayerische Motoren Werke AG (BMW)	253,798
761	Bayerische Motoren Werke AG (BMW), Preferred Shares	26,679
3,000	DAIHATSU MOTOR Co., Ltd.	28,670
14,724	Daimler AG, Registered Shares	694,700
12,761	Fiat SpA*	166,406
11,000	Fuji Heavy Industries, Ltd.*	56,668
27,000	Honda Motor Co.	954,106
22,000	ISUZU MOTORS, Ltd.*	59,589
26,000	Mazda Motor Corp.	73,207
59,000	MITSUBISHI MOTORS Corp.*	80,191
40,400	NISSAN MOTOR Co., Ltd.*	346,444
1,464	Porsche Automobil Holding SE, Preferred Shares	89,050
2,592	PSA Peugeot Citroen SA*	76,442
3,089	Renault SA*	145,031
5,900	SUZUKI MOTOR Corp.	129,898
48,000	Toyota Motor Corp.	1,930,373
560	Volkswagen AG	54,109
2,428	Volkswagen AG, Preferred Shares	222,762
4,100	Yamaha Motor Co., Ltd.*	61,480

		5,449,603

Beverages (1.8%):
11,761	Anheuser-Busch InBev NV	592,845
6,600	ASAHI BREWERIES, Ltd.	123,445
1,800	Carlsberg A/S, Class B	151,201
9,268	Coca-Cola Amatil, Ltd.	95,531
2,698	Coca-Cola Hellenic Bottling Co. SA	72,323
700	COCA-COLA WEST Co., Ltd.	11,452
41,104	Diageo plc	691,050
31,484	Foster’s Group, Ltd.	152,452
1,863	Heineken Holding NV	82,921
3,973	Heineken NV	203,946
900	ITO EN, Ltd.	13,935
14,000	Kirin Holdings Co., Ltd.	205,927
3,282	Pernod Ricard SA	278,409
15,383	SABMiller plc	451,263
3,000	SAPPORO HOLDINGS, Ltd.	15,670

		3,142,370

Biotechnology (0.2%):
1,677	Actelion, Ltd., Registered Shares*	76,204
9,389	CSL, Ltd.	313,573
2,471	Grifols SA	36,984

		426,761

Building Products (0.6%):
16,000	Asahi Glass Co., Ltd.	179,520
5,400	Assa Abloy AB, Class B	105,821
6,206	Compagnie de Saint-Gobain	297,675
3,700	DAIKIN INDUSTRIES, Ltd.	151,512
596	Geberit AG, Registered Shares	106,632
4,500	JS Group Corp.	91,650
12,000	Nippon Sheet Glass Co., Ltd.	35,460
5,000	TOTO, Ltd.	34,044

		1,002,314

Capital Markets (2.5%):
14,860	3i Group plc	65,610
18,573	Credit Suisse Group AG	955,228
27,300	Daiwa Securities Group, Inc.	143,767
9,622	Deutsche Bank AG, Registered Shares	741,300
3,261	GAM Holding, Ltd.	40,034
8,129	ICAP plc	46,002
6,952	Investec plc	56,825
7,400	Investor AB, B Shares	142,120
500	JAFCO Co., Ltd.	13,142
3,458	Julius Baer Group, Ltd.	125,400
5,412	Macquarie Group, Ltd.	233,926
27,622	Man Group plc	101,316
12,384	MAp Group	35,031
11,233	Marfin Investment Group SA	25,931
1,900	MATSUI SECURITIES Co., Ltd.	13,521
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Capital Markets, continued
8,093	Mediobanca SpA*	$86,892
10,000	Mizuho Securities Co., Ltd.	31,635
60,800	Nomura Holdings, Inc.	446,047
1,824	Ratos AB, B Shares	60,450
278	SBI Holdings, Inc.	54,910
1,824	Schroders plc	38,919
58,720	UBS AG, Registered Shares*	953,593

		4,411,599

Chemicals (2.9%):
4,097	Air Liquide SA	491,146
2,000	Air Water, Inc.	22,902
3,851	Akzo Nobel NV	219,709
21,000	ASAHI KASEI Corp.	112,908
15,009	BASF SE	932,640
4,000	DAICEL CHEMICAL INDUSTRIES, Ltd.	27,377
10,000	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	43,032
129	Givaudan SA, Registered Shares	113,170
1,800	Hitachi Chemical Co., Ltd.	38,915
27,552	Incitec Pivot, Ltd.	87,419
3,271	Johnson Matthey plc	86,742
3,200	JSR Corp.	66,899
2,863	K+S AG	173,669
4,000	KANEKA Corp.	25,943
3,000	KANSAI PAINT Co., Ltd.	24,464
2,593	Koninklijke DSM NV	115,448
6,000	KURARAY Co., Ltd.	80,447
2,515	Linde AG	298,406
20,000	Mitsubishi Chemical Holdings Corp.	102,309
5,000	MITSUBISHI GAS CHEMICAL Co., Inc.	30,132
13,000	Mitsui Chemicals, Inc.	39,384
2,000	Nissan Chemical Industries, Ltd.	28,005
2,800	NITTO DENKO Corp.	108,249
775	Novozymes A/S, B Shares	85,725
1,974	Nufarm, Ltd.	14,850
5,899	Orica, Ltd.	144,696
6,600	Shin-Etsu Chemical Co., Ltd.	383,616
27,000	Showa Denko K.K.	60,983
997	Solvay SA	102,387
26,000	SUMITOMO CHEMICALl Co., Ltd.	127,182
1,566	Syngenta AG	435,401
5,000	TAIYO NIPPON SANSO Corp.	48,917
16,000	TEIJIN, Ltd.	53,772
4,000	Tokuyama Corp.	22,178
21,000	TORAY INDUSTRIES, Inc.	122,728
6,000	TOSOH Corp.	15,214
19,000	Ube Industries, Ltd.	48,735
2,037	Umicore	71,030
272	Wacker Chemie AG	40,420
3,150	Yara International ASA	136,778

		5,183,927

Commercial Banks (13.5%):
7,000	77th Bank, Ltd. (The)	40,001
7,892	Alpha Bank AE*	75,398
11,000	AOZORA BANK, Ltd.	15,541
41,062	Australia & New Zealand Banking Group, Ltd.	953,125
11,452	Banca Carige SpA	31,303
37,922	Banca Monte dei Paschi di Siena SpA	56,098
7,526	Banca Popolare di Milano Scarl	46,788
58,341	Banco Bilbao Vizcaya Argentaria SA	797,318
44,214	Banco Comercial Portugues SA	49,152
15,221	Banco de Sabadell SA	83,999
2,337	Banco de Valencia SA	14,890
9,114	Banco Espirito Santo SA*	49,212
10,739	Banco Popolare Societa Cooperativa*	74,616
14,483	Banco Popular Espanol SA	106,526
134,720	Banco Santander SA	1,787,534
9,723	Bank of Cyprus Public Co., Ltd.	61,546
25,200	Bank of East Asia, Ltd. (The)	93,004
6,000	Bank of Kyoto, Ltd. (The)	55,285
21,000	Bank of Yokohama, Ltd. (The)	102,591
3,834	Bankinter SA	31,927
187,349	Barclays plc	1,019,976
5,272	Bendigo and Adelaide Bank, Ltd.	48,298
15,535	BNP Paribas, Inc.	1,191,642
61,500	BOC Hong Kong Holdings, Ltd.	146,457
13,000	Chiba Bank, Ltd. (The)	77,547
3,000	Chugoku Bank, Ltd. (The)	40,486
15,000	Chuo Mitsui Trust Holdings, Inc.	56,111
11,899	Commerzbank AG*	102,093
25,130	Commonwealth Bank of Australia	1,295,452
14,989	Credit Agricole SA	262,057
7,285	Danske Bank A/S*	179,427
28,000	DBS Group Holdings, Ltd.	285,886
1,493	Deutsche Postbank AG*	47,546
9,251	Dexia SA*	55,123
14,611	DnB NOR ASA*	166,619
5,451	EFG Eurobank Ergasias*	50,171
3,052	Erste Group Bank AG	128,093
14,000	Fukuoka Financial Group, Inc.	59,241
7,000	Gunma Bank, Ltd. (The)	38,727
8,000	Hachijuni Bank, Ltd. (The)	45,420
12,500	Hang Seng Bank, Ltd.	174,412
8,000	Hiroshima Bank, Ltd. (The)	33,695
19,000	Hokuhoku Financial Group, Inc.	41,682
285,509	HSBC Holdings plc	2,894,174
13,970	Intesa Sanpaolo	41,792
125,167	Intesa Sanpaolo*	465,701
4,000	Iyo Bank, Ltd. (The)	37,952
11,000	Joyo Bank, Ltd. (The)	49,089
2,503	KBC GROEP NV*	121,079
626,156	Lloyds Banking Group plc*	596,847
206,200	Mitsubishi UFJ Financial Group, Inc.	1,076,247
224,019	Mizuho Financial Group, Inc.	443,578
26,000	Mizuho Trust & Banking Co., Ltd.*	26,038
34,348	National Australia Bank, Ltd.	865,441
10,089	National Bank of Greece SA*	203,969
14,655	Natixis*	78,957
13,000	NISHI-NIPPON CITY BANK, Ltd. (The)	38,394
52,640	Nordea Bank AB	519,406
42,000	Oversea-Chinese Banking Corp., Ltd.	261,130
5,161	Piraeus Bank SA*	45,189
838	Raiffeisen International Bank-Holding AG	39,798
7,687	Resona Holdings, Inc.	96,872
280,847	Royal Bank of Scotland Group plc*	186,826
6,241	Sapporo Hokuyo Holdings, Inc.	28,515
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
9,104	Senshu Ikeda Holdings, Inc.	$16,548
12	Seven Bank, Ltd.	24,142
14,000	Shinsei Bank, Ltd.	16,855
10,000	SHIZUOKA BANK, Ltd. (The)	87,218
24,700	Skandinaviska Enskilda Banken AB, Class A*	158,054
10,280	Societe Generale	645,725
33,169	Standard Chartered plc	903,760
21,069	Sumitomo Mitsui Financial Group, Inc.	693,237
24,000	Sumitomo Trust & Banking Co., Ltd. (The)	140,300
4,000	Suruga Bank, Ltd.	35,694
9,322	Svenska Cellulosa AB, B Shares	131,578
7,818	Svenska Handelsbanken AB, A Shares	229,052
9,800	Swedbank AB, A Shares	100,499
9,640	UBI Banca — Unione di Banche Italiane SCPA	129,973
267,998	UniCredit SpA*	790,924
20,000	United Overseas Bank, Ltd.	274,380
48,235	Westpac Banking Corp.	1,229,512
3,000	Wing Hang Bank, Ltd.	27,388
3,000	Yamaguchi Financial Group, Inc.	32,751

		23,856,599

Commercial Services & Supplies (0.4%):
23,094	Brambles, Ltd.	155,726
9,000	DAI NIPPON PRINTING Co., Ltd.	121,184
19,894	G4S plc	78,980
400	Nissha Printing Co., Ltd.	15,626
3,500	SECOM Co., Ltd.	152,677
6,000	Securitas AB, B Shares	64,053
7,718	Serco Group plc	70,301
545	Societe BIC SA	41,701
9,000	TOPPAN PRINTING Co., Ltd.	81,304

		781,552

Communications Equipment (0.9%):
38,791	Alcatel-Lucent*	122,256
61,309	Nokia OYJ	953,322
49,135	Telefonaktiebolaget LM Ericsson, B Shares	514,548

		1,590,126

Computers & Peripherals (0.4%):
30,000	Fujitsu, Ltd.	195,657
2,829	Logitech International SA, Registered Shares*	46,388
42,000	NEC Corp.	126,322
2,500	Seiko Epson Corp.	38,648
66,000	Toshiba Corp.*	341,248

		748,263

Construction & Engineering (0.8%):
2,375	ACS, Actividades de Construccion y Servicios SA	109,436
11,278	Balfour Beatty plc	50,055
3,729	Bouygues SA	187,664
2,000	Chiyoda Corp.	19,765
533	Eiffage SA	27,587
815	Fomento de Construcciones y Contratas SA	29,859
717	Hochtief AG	60,480
3,000	JGC Corp.	53,566
13,000	Kajima Corp.	31,866
2,000	Kinden Corp.	17,528
985	Koninklijke Boskalis Westminster NV	37,693
2,464	Leighton Holdings, Ltd.	87,998
9,000	OBAYASHI Corp.	39,769
1,057	Sacyr Vallehermoso SA*	9,338
11,000	SHIMIZU Corp.	45,923
6,800	Skanska AB, B Shares	123,723
18,000	TAISEI Corp.	39,690
7,172	Vinci SA	423,028

		1,394,968

Construction Materials (0.7%):
9,521	Boral, Ltd.	48,913
4,202	CIMPOR-Cimentos de Portugal SGPS SA	31,764
11,477	CRH plc	286,326
11,185	Fletcher Building, Ltd.	66,219
2,344	HeidelbergCement AG	131,346
4,069	Holcim, Ltd., Registered Shares*	302,911
492	Imerys SA	30,349
507	Italcementi SpA	5,867
7,708	James Hardie Industries NV*	51,201
3,319	Lafarge SA	233,119
8,000	Taiheiyo Cement Corp.*	11,474
1,025	Titan Cement Co. SA	27,258

		1,226,747

Consumer Finance (0.1%):
960	ACOM Co., Ltd.	15,719
1,400	AEON CREDIT SERVICE Co., Ltd.	16,631
2,600	Credit Saison Co., Ltd.	40,360
1,730	ORIX Corp.	153,118

		225,828

Containers & Packaging (0.1%):
20,071	Amcor, Ltd.	117,482
15,598	Rexam plc	69,225
2,600	TOYO SEIKAN KAISHA, Ltd.	46,027

		232,734

Distributors (0.1%):
1,000	Canon Marketing Japan, Inc.	13,622
2,000	Jardine Cycle & Carriage, Ltd.	41,935
38,000	Li & Fung, Ltd.	186,383

		241,940

Diversified Consumer Services (0.1%):
1,400	Benesse Holdings, Inc.	60,563
31,700	Sands China, Ltd.*	50,270

		110,833

Diversified Financial Services (1.0%):
2,965	ASX, Ltd.	92,196
584	Compagnie Nationale a Portefeuille	30,591
14,282	Criteria Caixacorp SA	70,788
3,114	Deutsche Boerse AG	230,736
360	Eurazeo	24,991
809	EXOR SpA	14,039
1,247	Groupe Bruxelles Lambert SA	110,121
17,000	Hong Kong Exchanges & Clearing, Ltd.	283,236
59,483	ING Groep NV*	593,025
3,850	Kinnevik Investment AB, Class B	70,837
1,978	London Stock Exchange Group plc	21,308
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
900	Mitsubishi UFJ Lease & Finance Co., Ltd.	$32,752
403	Pargesa Holding SA	34,200
2,183	Pohjola Bank plc	24,556
36,101	Resolution, Ltd.*	44,895
15,000	Singapore Exchange, Ltd.	81,926

		1,760,197

Diversified Telecommunication Services (3.5%):
2,560	Belgacom SA	100,060
127,654	BT Group plc	239,754
42,545	Cable & Wireless Worldwide*	59,389
46,409	Deutsche Telekom AG	631,384
2,300	Elisa OYJ	47,451
30,310	France Telecom SA	725,817
4,209	Hellenic Telecommunications Organization SA	52,426
251	Iliad SA	25,859
6,737	Inmarsat plc	77,324
27,352	Koninklijke KPN NV	433,630
8,476	Nippon Telegraph and Telephone Corp.	357,003
37,000	PCCW, Ltd.	11,010
9,826	Portugal Telecom SGPS SA, Registered Shares	109,756
133,000	Singapore Telecommunications, Ltd.	302,179
388	Swisscom AG, Registered Shares	141,705
3,448	TalkTalk Telecom Group plc*	6,749
5,300	Tele2 AB, B Shares	88,579
34,889	Telecom Corp. of New Zealand, Ltd.	53,847
162,901	Telecom Italia SpA	234,791
96,830	Telecom Italia SpA	109,290
69,260	Telefonica SA	1,638,799
5,370	Telekom Austria AG	75,097
13,422	Telenor ASA*	182,106
35,865	TeliaSonera AB	254,830
71,179	Telstra Corp., Ltd.	195,075

		6,153,910

Electric Utilities (3.5%):
436	Acciona SA	48,423
329	BKW FMB Energie AG	24,445
8,000	Cheung Kong Infrastructure Holdings, Ltd.	30,940
10,800	Chubu Electric Power Co., Inc.	270,065
4,300	Chugoku Electric Power Co., Inc. (The)	85,484
33,000	CLP Holdings, Ltd.	236,037
4,362	Contact Energy, Ltd.	19,797
31,158	E.ON AG	1,150,758
28,705	EDP — Energias de Portugal SA	113,977
2,533	EDP Renovaveis SA*	19,771
3,941	Electricite de France	215,193
107,235	Enel SpA	598,887
7,400	Fortum OYJ	181,098
20,334	GDF Suez	786,054
3,100	Hokkaido Electric Power Co., Inc.	59,503
3,100	Hokuriku Electric Power Co.	68,169
23,000	Hongkong Electric Holdings, Ltd.	136,430
59,816	Iberdrola SA	506,499
12,400	Kansai Electric Power Co., Inc. (The)	284,183
6,200	Kyushu Electric Power Co., Inc.	134,997
1,084	Oesterreichische Elektrizitaetswirtschafts AG, Class A	43,063
1,986	Public Power Corp. SA*	35,121
1,858	Red Electrica Corporacion SA	99,750
15,164	Scottish & Southern Energy plc	253,119
2,900	Shikoku Electric Power Co., Inc.	82,196
18,716	SP AusNet	15,529
22,570	Terna — Rete Elettrica Nationale SpA	97,719
6,700	Tohoku Electric Power Co., Inc.	141,451
20,000	Tokyo Electric Power Co., Inc. (The)	532,473

		6,271,131

Electrical Equipment (1.4%):
36,432	ABB, Ltd.	795,520
3,234	Alstom SA	201,893
9,000	FUJI ELECTTRIC HOLDINGS Co., Ltd.*	24,566
11,000	Furukawa Electric Co., Ltd. (The)	57,227
3,189	Gamesa Corporacion Tecnologica SA	43,768
7,000	GS Yuasa Corp.	47,286
1,801	Legrand SA	56,827
31,000	Mitsubishi Electric Corp.	285,023
6,000	Panasonic Electric Works Co., Ltd.	75,779
1,950	Prysmian SpA	38,262
6,404	Renewable Energy Corp. A/S*	29,967
3,824	Schneider Electric SA	447,824
908	Solarworld AG	13,768
12,000	Sumitomo Electric Industries, Ltd.	147,214
1,600	Ushio, Inc.	27,162
3,396	Vestas Wind Systems A/S*	185,573

		2,477,659

Electronic Equipment, Instruments & Components (1.3%):
5,400	Citizen Holdings Co., Ltd.	36,940
40,144	Foxconn International Holdings, Ltd.*	42,221
7,600	Fujifilm Holdings Corp.	261,958
500	HIROSE ELECTRIC Co., Ltd.	57,484
1,200	Hitachi High-Technologies Corp.	27,546
72,100	Hitachi, Ltd.*	268,817
6,600	HOYA Corp.	180,817
2,100	IBIDEN Co., Ltd.	72,383
700	Keyence Corp.	166,742
2,700	KYOCERA Corp.	263,637
400	MABUCHI MOTOR Co., Ltd.	23,032
1,300	Mitsumi Electric Co., Ltd.	28,476
3,400	Murata Manufacturing Co., Ltd.	193,225
1,800	Nidec Corp.	193,080
6,000	Nippon Electric Glass Co., Ltd.	84,088
3,400	Omron Corp.	78,963
4,000	Shimadzu Corp.	32,064
2,000	TDK Corp.	133,178
5,000	YASKAWA ELECTRIC Corp.	45,763
3,600	YOKOGAWA ELECTRIC Corp.	31,370

		2,221,784

Energy Equipment & Services (0.5%):
5,422	AMEC plc	65,630
2,539	Compagnie Generale de Geophysique-Veritas*	71,889
1,195	Fugro NV	78,171
3,241	Petrofac, Ltd.	59,163
4,425	Saipem SpA	171,451
2,731	SBM Offshore NV	54,689
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
4,688	Seadrill, Ltd.	$109,607
1,722	Technip-Coflexip SA	139,768
7,364	Tenaris SA	158,157
2,731	WorleyParsons, Ltd.	63,609

		972,134

Food & Staples Retailing (2.3%):
10,700	AEON Co., Ltd.	121,097
10,312	Carrefour SA	497,463
934	Casino Guichard-Perrachon SA	78,990
256	Colruyt SA	63,023
1,676	Delhaize Group	134,783
1,200	FamilyMart Co., Ltd.	38,140
19,011	J Sainsbury plc	94,698
4,329	Jeronimo Martins SGPS SA	43,880
977	Kesko OYJ, B Shares	38,474
19,781	Koninklijke Ahold NV	263,822
1,200	LAWSON, Inc.	51,191
11,563	Metcash, Ltd.	43,886
1,907	Metro AG	113,121
22,000	Olam International, Ltd.	40,638
12,400	Seven & I Holdings Co., Ltd.	299,788
129,945	Tesco plc	859,052
4,000	UNY Co., Ltd.	33,095
16,347	Wesfarmers, Ltd.	475,887
2,405	Wesfarmers, Ltd., Price Protected Shares	70,200
33,460	William Morrison Supermarkets plc	149,068
20,360	Woolworths, Ltd.	522,467

		4,032,763

Food Products (3.3%):
11,000	Ajinomoto Co., Inc.	109,018
1,089	Aryzta AG	47,753
5,751	Associated British Foods plc	85,318
8,963	Danone SA	540,269
122,382	Golden Agri-Resources, Ltd.*	50,596
20,060	Goodman Fielder, Ltd.	26,242
3,000	KIKKOMAN Corp.	35,125
10	Lindt & Spruengli AG	23,649
2	Lindt & Spruengli AG, Registered Shares	54,181
1,026	MEIJI HOLDINGS Co., Ltd.	39,855
57,139	Nestle SA	2,924,135
4,000	Nippon Meat Packers, Inc.	50,643
3,000	Nisshin Seifun Group, Inc.	38,714
1,200	Nissin Foods Holdings Co., Ltd.	40,341
28,876	Parmalat SpA	79,266
946	Suedzucker AG	20,925
2,000	Toyo Suisan Kaisha, Ltd.	51,726
26,636	Unilever NV	806,432
21,007	Unilever plc	616,092
21,000	Wilmar International, Ltd.	100,356
1,600	YAKULT HONSHA Co., Ltd.	43,147
2,000	Yamazaki Baking Co., Ltd.	24,721

		5,808,504

Gas Utilities (0.4%):
3,229	Enagas	70,952
3,902	Gas Natural SDG SA	72,098
63,000	Hong Kong & China Gas Co., Ltd.	157,380
33,000	Osaka Gas Co., Ltd.	118,287
24,101	Snam Rete Gas SpA	122,062
6,000	TOHO GAS Co., Ltd.	32,667
38,000	Tokyo Gas Co., Ltd.	167,517

		740,963

Health Care Equipment & Supplies (0.7%):
199	bioMerieux SA	22,837
910	Cochlear, Ltd.	60,748
400	Coloplast A/S, Class B	44,039
3,343	Essilor International SA Cie Generale d’Optique	213,246
498	Fresenius SE	36,630
1,357	Fresenius SE, Preferred Shares	101,963
3,400	Getinge AB, B Shares	81,607
1,717	Nobel Biocare Holding AG, Registered Shares	45,887
4,000	Olympus Co., Ltd.	128,458
14,213	Smith & Nephew plc	141,826
772	Sonova Holding AG, Registered Shares	95,990
99	Straumann Holding AG, Registered Shares	24,650
995	Synthes, Inc.	124,297
500	Sysmex Corp.	29,252
2,800	Terumo Corp.	148,913
400	William Demant Holding A/S*	28,304

		1,328,647

Health Care Providers & Services (0.2%):
800	Alfresa Holdings Corp.	34,500
1,461	Celesio AG	46,659
3,197	Fresenius Medical Care AG & Co. KGaA	180,383
1,700	Medipal Holdings Corp.	20,138
6,380	Sonic Healthcare, Ltd.	83,904
1,100	Suzuken Co., Ltd.	38,707

		404,291

Hotels, Restaurants & Leisure (0.8%):
2,464	Accor SA	136,129
6,162	Aristocrat Leisure, Ltd.	25,573
1,951	Autogrill SpA*	23,711
2,578	Carnival plc	105,682
30,542	Compass Group plc	243,920
8,173	Crown, Ltd.	61,252
81,757	Genting Singapore plc*	51,595
4,603	InterContinental Hotels Group plc	71,999
929	McDonald’s Holdings Co., Ltd.	18,858
3,561	OPAP SA	81,036
800	ORIENTAL LAND Co., Ltd.	55,806
22,000	Shangri-La Asia, Ltd.	43,121
10,288	Sky City Entertainment Group, Ltd.	23,462
1,588	Sodexo	94,966
10,843	TABCORP HOLDINGS, Ltd.	68,562
18,260	Tatts Group, Ltd.	41,173
12,716	Thomas Cook Group plc	52,096
2,250	TUI AG*	25,394
9,411	Tui Travel plc	43,015
2,922	Whitbread plc	65,259

		1,332,609

Household Durables (1.0%):
4,400	CASIO COMPUTER Co., Ltd.	33,864
4,120	Electrolux AB, Series B	94,289
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued
7,248	Husqvarna AB, B Shares*	$52,663
1,900	Makita Corp.	62,285
32,500	Panasonic Corp.	498,717
500	Rinnai Corp.	26,270
29,000	Sanyo Electric Co., Ltd.*	46,543
7,000	Sekisui Chemical Co., Ltd.	47,501
9,000	Sekisui House, Ltd.	89,630
16,000	Sharp Corp.	200,209
16,400	Sony Corp.	628,404

		1,780,375

Household Products (0.6%):
2,964	Henkel AG & Co. KGaA	159,347
2,188	Henkel AG & Co. KGaA	100,980
9,000	Kao Corp.	227,726
9,919	Reckitt Benckiser Group plc	545,751
700	Unicharm Corp.	67,639

		1,101,443

Independent Power Producers & Energy Traders (0.2%):
5,893	Drax Group plc	33,431
2,200	Electric Power Development Co., Ltd.	72,401
14,378	Iberdrola Renovables SA	59,751
25,473	International Power plc	123,083

		288,666

Industrial Conglomerates (1.6%):
22,929	CSR, Ltd.	34,601
17,000	Fraser and Neave, Ltd.	58,089
19,000	Hankyu Hanshin Holdings, Inc.	88,031
35,000	Hutchison Whampoa, Ltd.	255,582
21,000	Keppel Corp., Ltd.	136,745
15,828	Koninklijke Philips Electronics NV	508,098
16,000	NWS Holdings, Ltd.	31,891
12,950	Orkla ASA	114,561
18,000	SembCorp Industries, Ltd.	53,047
13,456	Siemens AG	1,349,777
6,175	Smiths Group plc	106,536
14,523	Tomkins plc	52,071

		2,789,029

Insurance (4.0%):
2,788	Admiral Group plc	55,811
25,424	AEGON NV*	173,865
8,000	Aioi Insurance Co., Ltd.	41,254
7,034	Allianz SE, Registered Shares	883,358
33,428	AMP, Ltd.	191,721
19,036	Assicurazioni Generali SpA	456,523
16,983	AXA Asia Pacific Holdings, Ltd.	98,366
27,790	AXA SA	617,397
905	Baloise Holding AG, Registered Shares	80,352
634	CNP Assurances	59,821
923	Fondairia — Sai SpA	13,875
37,171	Fortis*	132,186
1,038	Hannover Rueckversicherung AG, Registered Shares*	51,274
34,126	Insurance Australia Group, Ltd.	121,242
94,100	Legal & General Group plc	125,522
12,596	Mapfre SA	46,176
3,276	Mediolanum SpA	19,155
6,800	Mitsui Sumitomo Insurance Group Holdings, Inc.	188,183
3,204	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	520,652
11,000	Nipponkoa Insurance Co., Ltd.	69,081
1,000	Nissay Dowa General Insurance Co., Ltd.	5,167
86,100	Old Mutual plc*	159,920
41,212	Prudential plc	341,947
16,630	QBE Insurance Group, Ltd.	317,242
55,007	RSA Insurance Group plc	106,360
6,872	Sampo OYJ, A Shares	182,444
2,952	SCOR SE	74,525
15,000	Sompo Japan Insurance, Inc.	105,274
15	Sony Financial Holdings, Inc.	49,225
36,032	Standard Life plc	109,362
20,757	Suncorp-Metway, Ltd.	162,320
508	Swiss Life Holding AG, Registered Shares	66,698
5,724	Swiss RE, Registered Shares*	281,573
4,718	T&D Holdings, Inc.	111,324
11,800	Tokio Marine Holdings, Inc.	332,474
300	Topdanmark A/S*	39,083
508	TrygVesta A/S	33,532
12,382	Unipol Gruppo Finanziario SpA*	13,965
575	Vienna Insurance Group Weiner Staeditische Versicherung AG	30,344
2,434	Zurich Financial Services AG	624,799

		7,093,392

Internet & Catalog Retail (0.1%):
4	DeNA Co., Ltd.	29,583
15,107	Home Retail Group plc	62,176
117	Rakuten, Inc.	84,517

		176,276

Internet Software & Services (0.1%):
2,548	United Internet AG, Registered Shares*	38,500
223	Yahoo! Japan Corp.	81,255

		119,755

IT Services (0.3%):
869	Atos Origin SA*	43,578
2,487	Cap Gemini SA	122,606
7,758	Computershare, Ltd.	88,976
1,856	Indra Sistemas SA	38,008
200	ITOCHU Techno-Solutions Corp.	6,553
1,700	Nomura Research Institute, Ltd.	38,723
20	NTT Data Corp.	66,679
150	Obic Co., Ltd.	27,254
300	OTSUKA Corp.	19,012

		451,389

Leisure Equipment & Products (0.2%):
3,100	Namco Bandai Holdings, Inc.	30,149
5,300	Nikon Corp.	115,810
900	Sankyo Co., Ltd.	44,545
3,300	Sega Sammy Holdings, Inc.	39,977
1,100	SHIMANO, Inc.	48,674
2,400	YAMAHA Corp.	30,862

		310,017

Life Sciences Tools & Services (0.1%):
722	Lonza Group AG, Registered Shares	58,947
3,898	QIAGEN NV*	89,528

		148,475

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery (2.1%):
5,925	Alfa Laval AB	$87,321
5,000	AMADA Co., Ltd.	41,961
11,115	Atlas Copco AB, A Shares	172,661
6,044	Atlas Copco AB, B Shares	84,839
21,000	Cosco Corp., Ltd.	18,569
3,100	Fanuc, Ltd.	329,177
2,386	GEA Group AG	55,413
4,000	Hino Motors, Ltd.	16,816
2,000	Hitachi Construction Machinery Co., Ltd.	47,298
18,000	IHI Corp.	32,949
12,642	Invensys plc	65,228
6,000	JAPAN STEEL WORKS, Ltd. (The)	68,428
3,300	JTEKT Corp.	39,003
25,000	Kawasaki Heavy Industries, Ltd.	69,038
15,400	Komatsu, Ltd.	323,130
2,580	Kone OYJ, B Shares	106,687
18,000	Kubota Corp.	164,150
2,000	Kurita Water Industries, Ltd.	56,616
1,752	MAN AG	146,638
2,200	Metso Corp. OYJ	70,898
5,000	MINEBEA Co., Ltd.	30,452
48,000	Mitsubishi Heavy Industries, Ltd.	197,834
11,000	Mitsui Engineering & Shipbuilding Co., Ltd.	27,434
4,000	NGK INSULATORS, Ltd.	81,656
8,000	NSK, Ltd.	63,210
8,000	NTN Corp.	36,136
16,537	Sandvik AB	207,014
5,053	Scania AB, B Shares	80,033
826	Schindler Holding AG	72,821
381	Schindler Holding AG, Registered Shares	33,072
14,000	SembCorp Marine, Ltd.	41,872
6,644	SKF AB, B Shares	118,231
900	SMC Corp.	122,241
10,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	59,959
1,800	THK Co., Ltd.	39,112
954	Vallourec SA	192,606
6,789	Volvo AB, A Shares	67,109
17,217	Volvo AB, B Shares	172,906
1,400	Wartsila Corp. OYJ	70,972
29,250	Yangzijiang Shipbuilding Holdings, Ltd.	24,198
1,715	Zardoya Otis SA	29,729

		3,765,417

Marine (0.4%):
21	A.P. Moller — Maersk A/S, Class B	159,810
8	A.P. Moller — Maersk A/S, Class A	58,115
12,000	Kawasaki Kisen Kaisha, Ltd.*	47,681
912	Kuehne & Nagel International AG, Registered Shares	92,175
19,000	Mitsui O.S.K. Lines, Ltd.	135,806
15,500	Neptune Orient Lines, Ltd.	22,214
26,000	Nippon Yusen Kabushiki Kaisha	102,293
4,000	Orient Overseas International, Ltd.	29,575

		647,669

Media (1.4%):
18,170	British Sky Broadcasting Group plc	166,409
2,677	DENTSU, Inc.	70,409
1,693	Eutelsat Communications	60,133
35,641	Fairfax Media, Ltd.	58,747
9	FUJI MEDIA HOLDINGS, Inc.	13,295
1,780	Gestevision Telecinco SA	27,949
310	Hakuhodo DY Holdings, Inc.	16,323
1,000	JC Decaux SA*	27,919
42	Jupiter Telecommunications Co., Ltd.	48,542
2,081	Lagardere S.C.A.	84,286
936	M6 Metropole Television	24,177
11,926	Mediaset SpA	102,568
1,527	PagesJaunes Groupe SA	17,545
13,065	Pearson plc	205,284
2,074	Publicis Groupe	88,796
12,071	Reed Elsevier NV	146,846
19,934	Reed Elsevier plc	159,462
1,250	Sanoma OYJ	27,700
4,742	SES	119,581
28,000	Singapore Press Holdings, Ltd.	76,378
1,734	Societe Television Francaise 1	32,121
4,000	Television Broadcasts, Ltd.	19,366
1,900	TOHO Co., Ltd.	30,620
20,064	Vivendi	537,540
4,676	Wolters Kluwer NV	101,467
20,875	WPP plc	216,126

		2,479,589

Metals & Mining (6.1%):
2,243	Acerinox SA	44,196
38,615	Alumina, Ltd.	60,620
21,617	Anglo American plc*	944,161
6,388	Antofagasta plc	100,942
13,970	ArcelorMittal	613,904
45,246	Aviva plc	264,310
36,224	BHP Billiton plc	1,240,964
55,004	BHP Billiton, Ltd.	2,206,281
30,395	BlueScope Steel, Ltd.*	80,895
5,000	Daido Steel Co., Ltd.	21,034
4,000	Dowa Holdings Co., Ltd.	24,111
93	Eramet	32,050
4,115	Eurasian Natural Resource Corp.	74,548
20,144	Fortescue Metals Group, Ltd.*	90,225
2,941	Fresnillo plc	37,855
3,000	Hitachi Metals, Ltd.	31,567
8,100	JFE Holdings, Inc.	324,884
3,638	Kazakhmys plc*	84,450
41,000	Kobe Steel, Ltd.	87,782
2,622	Lonmin plc*	81,174
200	Maruichi Steel Tube, Ltd.	4,055
18,000	MITSUBISHI MATERIALS Corp.*	51,833
8,000	Mitsui Mining & Smelting Co., Ltd.	23,982
7,871	Newcrest Mining, Ltd.	237,093
83,000	Nippon Steel Corp.	326,059
9,000	Nisshin Steel Co., Ltd.	18,787
11,895	Norsk Hydro ASA*	90,697
20,877	OneSteel, Ltd.	74,509
2,200	Outokumpu OYJ	48,356
48,696	OZ Minerals, Ltd.*	50,995
1,475	Randgold Resources, Ltd.	113,013
1,300	Rautaruukki OYJ	28,124
22,484	Rio Tinto plc	1,331,484
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
7,103	Rio Tinto, Ltd.	$508,969
692	Salzgitter AG	64,028
2,592	Sims Metal Management, Ltd.	51,040
3,306	SSAB AB, A Shares	59,523
1,493	SSAB AB, Series B	24,268
9,000	Sumitomo Metal & Mining Co., Ltd.	133,046
53,000	Sumitomo Metal Industries, Ltd.	160,562
5,569	ThyssenKrupp AG	191,450
2,100	TOKYO STEEL MANUFACTURING Co., Ltd.	26,319
2,310	Vedanta Resources plc	97,450
2,006	Voestalpine AG	81,281
31,218	Xstrata plc*	592,827
900	YAMATO KOGYO Co., Ltd.	29,912

		10,865,615

Multi-Utilities (1.1%):
19,260	A2A SpA	36,094
7,405	AGL Energy, Ltd.	102,013
83,772	Centrica plc	373,279
40,024	National Grid plc	389,800
6,830	RWE AG	606,894
4,529	Suez Environnement SA	104,083
11,592	United Utilities Group plc	98,407
6,562	Veolia Environnement	228,123

		1,938,693

Multiline Retail (0.4%):
10,503	Harvey Norman Holdings, Ltd.	34,813
5,900	Isetan Mitsukoshi Holdings, Ltd.	63,335
7,000	J. FRONT RETAILING Co., Ltd.	41,207
8,866	Lifestyle International Holdings, Ltd.	15,963
25,725	Marks & Spencer plc	144,567
3,400	MARUI GROUP Co., Ltd.	24,599
3,324	Next plc	109,222
1,268	Pinault Printemps Redoute	168,592
4,000	Takashimaya Co., Ltd.	32,842

		635,140

Office Electronics (0.7%):
3,700	BROTHER INDUSTRIES, Ltd.	44,509
17,500	Canon, Inc.	809,182
8,000	KONICA MINOLTA HOLDINGS, Inc.	93,423
473	Neopost SA	37,815
11,000	Ricoh Co., Ltd.	171,083

		1,156,012

Oil, Gas & Consumable Fuels (7.0%):
9,063	Arrow Energy, Ltd.*	41,721
55,356	BG Group plc	956,147
307,897	BP plc	2,915,383
22,490	Cairn Energy plc*	142,095
2,230	Caltex Australia, Ltd.	23,087
7,000	Cosmo Oil Co., Ltd.	16,933
1,125	Energy Resources of Australia, Ltd.	19,478
42,698	Eni SpA	1,002,611
2,102	Galp Energia SGPS SA, B Shares	36,517
683	Hellenic Petroleum SA	7,827
300	Idemitsu Kosan Co., Ltd.	22,655
13	INPEX Corp.	95,453
400	Japan Petroleum Exploration Co., Ltd.	20,220
4,000	Lundin Petroleum AB*	33,901
58,794	Mongolia Energy Corp., Ltd.*	27,115
2,250	Neste Oil OYJ	39,188
14,500	Nippon Mining Holdings, Inc.	67,792
21,000	NIPPON OIL Corp.	105,820
2,423	OMV AG	90,977
14,310	Origin Energy, Ltd.	216,936
1,351	Orion OYJ, Class B	29,872
11,972	Repsol YPF SA	283,533
58,190	Royal Dutch Shell plc, A Shares	1,687,968
44,181	Royal Dutch Shell plc, B Shares	1,218,320
13,589	Santos, Ltd.	182,395
3,700	SHOWA SHELL SEKIYU K.K.	25,027
18,600	StatoilHydro ASA	432,746
5,000	TonenGeneral Sekiyu K.K.	42,214
34,640	Total SA	2,011,510
14,491	Tullow Oil plc	274,377
8,844	Woodside Petroleum, Ltd.	379,852

		12,449,670

Paper & Forest Products (0.2%):
765	Holmen AB, B Shares	20,555
1,667	Nippon Paper Group, Inc.	42,771
14,000	Oji Paper Co., Ltd.	61,424
10,000	Stora Enso OYJ, R Shares	76,278
8,700	UPM-Kymmene OYJ	115,571

		316,599

Personal Products (0.4%):
1,487	Beiersdorf AG	88,774
3,878	L’Oreal SA	407,397
6,000	Shiseido Co., Ltd.	130,356

		626,527

Pharmaceuticals (6.4%):
7,300	Astellas Pharma, Inc.	264,441
23,801	AstraZeneca plc	1,062,324
13,532	Bayer AG	914,141
3,500	Chugai Pharmaceutical Co., Ltd.	65,767
11,000	Daiichi Sankyo Co., Ltd.	206,118
3,000	Dainippon Sumitomo Pharma Co., Ltd.	27,484
4,000	Eisai Co., Ltd.	142,543
8,171	Elan Corp. plc*	61,673
85,039	GlaxoSmithKline plc	1,631,666
1,000	H. Lundbeck A/S	18,845
1,100	HISAMITSU PHARMACEUTICAL Co., Inc.	40,873
586	Ipsen SA	28,619
4,000	Kyowa Hakko Kogyo Co., Ltd.	41,266
1,104	Merck KGaA	89,412
3,000	Mitsubishi Tanabe Pharma Corp.	42,330
34,784	Novartis AG, Registered Shares	1,880,471
7,175	Novo Nordisk A/S, B Shares	556,624
1,400	ONO PHARMACEUTICAL Co., Ltd.	62,316
11,582	Roche Holding AG	1,880,036
17,217	Sanofi-Aventis	1,285,258
1,100	SANTEN PHARMACEUTICAL Co., Ltd.	32,983
5,000	Shionogi & Co., Ltd.	95,050
9,297	Shire plc	205,195
2,000	Taisho Pharmacuetical Co., Ltd.	36,346
12,300	Takeda Pharmacuetical Co., Ltd.	541,331
1,100	Tsumura & Co.	31,915
1,704	UCB SA	73,034

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
		11,318,061

Professional Services (0.4%):
2,104	Adecco SA, Registered Shares	$119,569
778	Bureau Veritas SA	41,300
10,364	Capita Group plc	119,056
16,458	Experian plc	161,773
1,721	Randstad Holding NV*	81,880
93	SGS SA, Registered Shares	128,359

		651,937

Real Estate Investment Trusts (REITs) (1.2%):
21,000	Ascendas Real Estate Investment Trust	28,818
74,028	BGP Holdings plc*	0
14,371	British Land Co. plc	104,858
43,000	CapitaMall Trust	54,281
23,606	CapitaMalls Asia, Ltd.*	38,073
29,088	CFS Retail Property Trust	49,967
911	Corio NV	60,872
78,501	Dexus Property Group	58,295
369	Fonciere des Regions SA	40,666
297	Gecina SA	32,846
97,661	Goodman Group	58,577
152,657	GPT Group	80,410
10,573	Hammerson plc	63,075
356	ICADE	39,684
8	Japan Prime Realty Investment Corp.	17,815
8	Japan Real Estate Investment Corp.	68,191
20	Japan Retail Fund Investment Corp.	23,543
1,552	Klepierre	60,893
12,478	Land Securities Group plc	128,211
7,480	Liberty International plc	57,121
37,500	Link REIT (The)	92,457
44,226	Mirvac Group	59,723
9	Nippon Building Fund, Inc.	77,424
5	Nomura Real Estate Office Fund, Inc.	28,047
11,628	SEGRO plc	56,355
38,928	Stockland	142,246
1,479	Unibail-Rodamco	299,417
34,339	Westfield Group	379,344

		2,201,209

Real Estate Management & Development (1.6%):
1,400	AEON Mall Co., Ltd.	29,540
41,000	Capitaland, Ltd.	116,133
23,000	Cheung Kong Holdings, Ltd.	295,833
8,000	Chinese Estates Holdings, Ltd.	13,396
9,000	City Developments, Ltd.	68,104
1,400	Daito Trust Construction Co., Ltd.	67,564
9,000	DAIWA HOUSE INDUSTRY Co., Ltd.	101,619
14,000	Hang Lung Group, Ltd.	74,152
35,000	Hang Lung Properties, Ltd.	140,654
18,000	Henderson Land Development Co., Ltd.	126,518
12,000	Hopewell Holdings, Ltd.	35,588
10,000	Hysan Development Co., Ltd.	28,869
7,136	Immoeast AG*	39,161
2,459	Kerry Group plc, Class A	76,554
13,000	Kerry Properties, Ltd.	69,612
7,830	Lend Lease Group	62,211
19,000	Mitsubishi Estate Co., Ltd.	311,113
14,000	Mitsui Fudosan Co., Ltd.	237,824
44,000	New World Development Co., Ltd.	85,942
1,400	Nomura Real Estate Holdings, Inc.	21,606
18	NTT Urban Development Corp.	15,162
28,000	Sino Land Co., Ltd.	54,765
6,000	Sumitomo Realty & Development Co., Ltd.	114,264
23,000	Sun Hung Kai Properties, Ltd.	345,369
12,000	Swire Pacific, Ltd., Class A	144,754
6,000	Tokyo Tatemono Co., Ltd.	21,479
9,000	Tokyu Land Corp.	34,203
7,000	UOL Group, Ltd.	19,488
22,000	Wharf Holdings, Ltd. (The)	124,009
16,000	Wheelock & Co., Ltd.	47,075

		2,922,561

Road & Rail (0.8%):
46,187	Asciano Group*	80,123
25	Central Japan Railway Co.	190,471
27,000	ComfortDelGro Corp., Ltd.	30,083
3,785	DSV A/S	67,723
5,513	East Japan Railway Co.	383,287
7,450	FirstGroup plc	40,620
7,000	Keihin Electric Express Railway Co., Ltd.	57,524
10,000	Keio Corp.	67,528
4,000	Keisei Electric Railway Co., Ltd.	24,356
27,000	Kintetsu Corp.	84,071
21,000	MTR Corp., Ltd.	79,198
15,000	Nippon Express Co., Ltd.	64,531
10,000	Odakyu Electric Railway Co., Ltd.	83,247
14,000	TOBU RAILWAY Co., Ltd.	77,750
19,000	TOKYU Corp.	79,497
29	West Japan Railway Co.	99,726

		1,509,735

Semiconductors & Semiconductor Equipment (0.6%):
2,800	ADVANTEST Corp.	69,636
2,500	ASM Pacific Technology, Ltd.	23,691
7,079	ASML Holding NV	251,987
3,200	Elpida Memory, Inc.*	62,663
18,600	Infineon Technologies AG*	129,002
1,700	ROHM Co., Ltd.	126,992
1,500	SHINKO ELECTRIC INDUSTRIES Co., Ltd.	23,221
11,460	STMicroelectronics NV	113,822
2,000	SUMCO Corp.*	42,317
2,800	Tokyo Electron, Ltd.	184,780

		1,028,111

Software (0.9%):
3,602	Autonomy Corp. plc*	99,707
1,104	Dassault Systemes SA	65,357
1,200	Konami Corp.	23,127
1,600	Nintendo Co., Ltd.	534,400
700	ORACLE Corp.	32,423
19,964	Sage Group plc (The)	72,476
14,059	SAP AG	680,407
1,200	Square Enix Holdings Co., Ltd.	26,179
2,000	Trend Micro, Inc.	69,775

		1,603,851

Specialty Retail (0.8%):
300	ABC-MART, Inc.	9,596
1,724	Carphone Warehouse Group plc*	4,172
19,172	Esprit Holdings, Ltd.	150,796
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued
800	Fast Retailing Co., Ltd.	$138,980
8,323	Hennes & Mauritz AB, B Shares	538,662
3,536	Industria de Diseno Textil SA	232,786
37,988	Kingfisher plc	123,682
700	Nitori Co., Ltd.	53,160
400	SHIMAMURA Co., Ltd.	35,438
320	USS Co., Ltd.	21,687
1,420	Yamada Denki Co., Ltd.	104,850

		1,413,809

Textiles, Apparel & Luxury Goods (1.0%):
3,487	Adidas AG	186,032
2,000	ASICS Corp.	19,559
3,400	Billabong International, Ltd.	35,063
7,537	Burberry Group plc	81,766
1,069	Christian Dior SA	113,903
8,653	Compagnie Financiere Richemont SA, Class A	335,534
885	Hermes International	123,008
1,992	Luxottica Group SpA	53,315
3,965	LVMH Moet Hennessy Louis Vuitton SA	462,716
2,000	Nisshinbo Holdings, Inc.	20,724
82	Puma AG	25,924
518	Swatch Group AG (The)	165,416
753	Swatch Group AG (The), Registered Shares	44,834
12,000	Yue Yuen Industrial Holdings, Ltd.	41,538

		1,709,332

Tobacco (1.1%):
32,715	British American Tobacco plc	1,128,058
16,603	Imperial Tobacco Group plc	507,370
73	Japan Tobacco, Inc.	270,632
4,400	Swedish Match AB, Class B	105,073

		2,011,133

Trading Companies & Distributors (1.1%):
4,919	Bunzl plc	53,760
25,000	Itochu Corp.	219,193
27,000	Marubeni Corp.	167,939
20,800	Mitsubishi Corp.	545,591
28,400	Mitsui & Co., Ltd.	476,939
30,000	Noble Group, Ltd.	65,448
10,079	Paladin Energy, Ltd.*	36,422
19,300	Sojitz Corp.	37,391
18,300	Sumitomo Corp.	210,561
3,600	TOYOTA TSUSHO Corp.	56,507
4,652	Wolseley plc*	112,491

		1,982,242

Transportation Infrastructure (0.4%):
4,739	Abertis Infraestructuras SA	91,031
515	Aeroports de Paris	42,366
4,325	Atlantia SpA	101,032
12,106	Auckland International Airport, Ltd.	16,660
3,265	Brisa Auto-Estradas de Portugal SA	27,711
7,471	Ferrovial SA	72,749
567	Fraport AG	29,829
8,287	Groupe Eurotunnel SA	84,496
800	Hong Kong Aircraft Engineering Co., Ltd.	10,097
4,000	Kamigumi Co., Ltd.	32,102
553	Koninklijke Vopak NV	43,485
30,078	Macquarie Infrastructure Group	30,853
2,000	Mitsubishi Logistics Corp.	24,838
300	Societe des Autoroutes Paris-Rhin-Rhone*	21,579
19,061	Transurban Group	88,261

		717,089

Water Utilities (0.0%):
4,095	Severn Trent plc	74,275

Wireless Telecommunication Services (1.7%):
47	KDDI Corp.	243,264
1,269	Millicom International Cellular SA, SDR	113,660
618	Mobistar SA	38,000
254	NTT DoCoMo, Inc.	386,368
12,200	SOFTBANK Corp.	300,721
11,202	StarHub, Ltd.	18,322
861,984	Vodafone Group plc	1,994,191

		3,094,526

Total Common Stocks (Cost $144,889,529)		168,106,443

Rights (0.0%):
Automobiles (0.0%):
2,311	Volkswagen AG	1,482

Total Rights (Cost $—)		1,482

Investment Companies (2.6%):
4,660,587	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,660,587

Total Investment Companies (Cost $4,660,587)		4,660,587

Total Investment Securities (Cost $149,550,116)(b)—97.5%		172,768,512
Net other assets (liabilities) — 2.5%		4,491,408

Net Assets — 100.0%		$177,259,920

Percentages indicated are based on net assets as of March 31, 2010.

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $150,863,202. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,357,746
Unrealized depreciation	(2,452,436)

Net unrealized appreciation	$21,905,310

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	8.4%
Austria	0.3%
Belgium	0.9%
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Country	Percentage
Bermuda	0.1%
Denmark	0.9%
Finland	1.2%
France	9.8%
Germany	7.6%
Greece	0.4%
Hong Kong	2.3%
Ireland	0.3%
Italy	3.1%
Japan	21.7%
Luxembourg	0.2%
Netherlands	3.1%
New Zealand	0.1%
Norway	0.7%
Portugal	0.3%
Singapore	1.4%
Spain	3.8%
Sweden	2.6%
Switzerland	7.7%
United Kingdom	20.3%
United States	2.8%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)
Futures Contracts
Cash with a value of $691,000 has been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
Description (Exchange		Expiration	Number of	Notional	Appreciation/
Denomination)	Type	Date	Contracts	Value	(Depreciation)
SPI 200 Index June Futures (Australia Dollar)	Long	6/10	5	$557,744	$440
DJ EURO STOXX 50 June Futures (Euro)	Long	6/10	54	2,081,397	7,186
FTSE 100 Index June Futures (British Pounds)	Long	6/10	14	1,174,884	2,926
TOPIX Index June Futures (Japanese Yen)	Long	6/10	11	1,130,435	51,674
MSCI EAFE Index E-Mini June Futures (U.S. Dollar)	Long	6/10	41	3,172,508	53,782

Total					$116,008

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Aerospace & Defense (2.7%):
66,843	Honeywell International, Inc.	$3,025,983
2,604	Precision Castparts Corp.	329,953
71,627	United Technologies Corp.	5,272,463

		8,628,399

Auto Components (0.9%):
87,722	Johnson Controls, Inc.	2,893,949

Beverages (1.9%):
92,632	Coca-Cola Co. (The)	5,094,760
14,206	PepsiCo, Inc.	939,869

		6,034,629

Biotechnology (0.9%):
3,884	Alexion Pharmaceuticals, Inc.*	211,173
11,406	Biogen, Inc.*	654,248
34,248	Celgene Corp.*	2,122,006

		2,987,427

Capital Markets (3.2%):
25,259	Charles Schwab Corp.	472,091
35,486	Goldman Sachs Group, Inc.	6,054,976
63,608	Morgan Stanley	1,863,078
21,712	State Street Corp.	980,080
42,233	TD AMERITRADE Holding Corp.*	804,961

		10,175,186

Chemicals (2.0%):
60,846	Dow Chemical Co. (The)	1,799,216
26,674	E.I. du Pont de Nemours & Co.	993,340
20,575	PPG Industries, Inc.	1,345,605
26,382	Praxair, Inc.	2,189,706

		6,327,867

Commercial Banks (4.3%):
52,921	BB&T Corp.	1,714,111
7,701	SVB Financial Group*	359,329
12,006	TCF Financial Corp.	191,375
79,886	U.S. Bancorp	2,067,450
304,098	Wells Fargo & Co.	9,463,530

		13,795,795

Communications Equipment (4.4%):
285,039	Cisco Systems, Inc.*	7,419,565
81,233	Juniper Networks, Inc.*	2,492,228
100,315	QUALCOMM, Inc.	4,212,227

		14,124,020

Computers & Peripherals (7.7%):
27,415	Apple Computer, Inc.*	6,440,606
220,294	Hewlett-Packard Co.	11,708,626
50,833	International Business Machines Corp.	6,519,332
6,466	SanDisk Corp.*	223,918

		24,892,482

Consumer Finance (0.2%):
14,010	Capital One Financial Corp.	580,154

Diversified Consumer Services (0.1%):
4,872	Apollo Group, Inc., Class A*	298,605

Diversified Financial Services (3.6%):
393,715	Bank of America Corp.	7,027,813
611,249	Citigroup, Inc.*	2,475,558
3,525	CME Group, Inc.	1,114,288
48,161	NASDAQ OMX Group, Inc. (The)*	1,017,160

		11,634,819

Diversified Telecommunication Services (2.6%):
144,307	AT&T, Inc.	$3,728,893
144,121	Verizon Communications, Inc.	4,470,633

		8,199,526

Electric Utilities (1.5%):
28,223	Edison International	964,380
10,530	Entergy Corp.	856,615
20,275	Exelon Corp.	888,248
26,023	FPL Group, Inc.	1,257,692
76,950	NV Energy, Inc.	948,793

		4,915,728

Electrical Equipment (0.7%):
16,950	Cooper Industries plc	812,583
30,468	Emerson Electric Co.	1,533,759

		2,346,342

Electronic Equipment, Instruments & Components (1.1%):
171,414	Corning, Inc.	3,464,277

Energy Equipment & Services (2.4%):
14,792	Baker Hughes, Inc.	692,857
14,300	Ensco plc, SP ADR	640,354
76,361	Halliburton Co.	2,300,757
66,258	Schlumberger, Ltd.	4,204,733

		7,838,701

Food & Staples Retailing (3.3%):
57,277	CVS Caremark Corp.	2,094,047
52,225	Kroger Co. (The)	1,131,194
111,497	SYSCO Corp.	3,289,161
59,791	Wal-Mart Stores, Inc.	3,324,380
16,592	Walgreen Co.	615,397

		10,454,179

Food Products (0.7%):
24,005	General Mills, Inc.	1,699,314
20,769	Kraft Foods, Inc., Class A	628,055

		2,327,369

Health Care Equipment & Supplies (1.2%):
23,485	Baxter International, Inc.	1,366,827
22,652	Boston Scientific Corp.*	163,547
48,824	Covidien plc	2,454,871

		3,985,245

Health Care Providers & Services (2.1%):
33,814	Aetna, Inc.	1,187,209
67,021	Cardinal Health, Inc.	2,414,767
8,263	McKesson HBOC, Inc.	543,044
14,280	Medco Health Solutions, Inc.*	921,917
25,439	WellPoint, Inc.*	1,637,763

		6,704,700

Hotels, Restaurants & Leisure (2.3%):
47,441	Carnival Corp.	1,844,506
13,651	Darden Restaurants, Inc.	608,016
62,194	International Game Technology	1,147,479
12,763	Royal Caribbean Cruises, Ltd.*	421,051
6,130	Starwood Hotels & Resorts Worldwide, Inc.	285,903
80,374	Yum! Brands, Inc.	3,080,736

		7,387,691

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables (0.6%):
41,345	KB Home	$692,529
43,966	Lennar Corp.	756,655
30,473	Toll Brothers, Inc.*	633,838

		2,083,022

Household Products (2.6%):
4,984	Clorox Co. (The)	319,674
18,043	Kimberly-Clark Corp.	1,134,544
106,672	Procter & Gamble Co. (The)	6,749,137

		8,203,355

Industrial Conglomerates (1.0%):
177,927	General Electric Co.	3,238,271

Insurance (2.6%):
31,164	ACE, Ltd.	1,629,877
27,145	AFLAC, Inc.	1,473,702
20,030	Allstate Corp. (The)	647,169
7,858	Aon Corp.	335,615
10,874	Principal Financial Group, Inc.	317,630
31,568	Prudential Financial, Inc.	1,909,864
33,518	RenaissanceRe Holdings, Ltd.	1,902,482

		8,216,339

Internet & Catalog Retail (0.5%):
9,093	Amazon.com, Inc.*	1,234,193
19,601	Expedia, Inc.	489,241

		1,723,434

Internet Software & Services (1.8%):
10,036	Google, Inc., Class A*	5,690,512

IT Services (0.7%):
11,406	Cognizant Technology Solutions Corp., Class A*	581,478
12,100	Genpact, Ltd.*	202,796
6,264	MasterCard, Inc., Class A	1,591,056

		2,375,330

Life Sciences Tools & Services (0.3%):
18,276	Thermo Fisher Scientific, Inc.*	940,117

Machinery (2.6%):
56,906	Deere & Co.	3,383,631
9,834	Eaton Corp.	745,122
55,663	PACCAR, Inc.	2,412,434
26,067	Parker Hannifin Corp.	1,687,578

		8,228,765

Media (4.2%):
89,451	Comcast Corp., Class A	1,683,468
45,579	Gannett Co., Inc.	752,965
166,178	Time Warner, Inc.	5,196,386
164,510	Walt Disney Co. (The)	5,743,044

		13,375,863

Metals & Mining (1.7%):
39,848	Freeport-McMoRan Copper & Gold, Inc., Class B	3,328,902
35,498	United States Steel Corp.	2,254,833

		5,583,735

Multi-Utilities (0.6%):
44,995	Public Service Enterprise Group, Inc.	1,328,253
35,812	Xcel Energy, Inc.	759,214

		2,087,467

Multiline Retail (0.3%):
15,762	Kohl’s Corp.*	$863,442

Office Electronics (0.1%):
39,606	Xerox Corp.	386,159

Oil, Gas & Consumable Fuels (8.9%):
9,093	Anadarko Petroleum Corp.	662,243
27,409	Apache Corp.	2,782,013
22,991	Chevron Corp.	1,743,408
73,667	ConocoPhillips	3,769,540
15,560	Devon Energy Corp.	1,002,531
12,798	EOG Resources, Inc.	1,189,446
139,318	Exxon Mobil Corp.	9,331,520
9,048	Noble Energy, Inc.	660,504
74,767	Occidental Petroleum Corp.	6,320,802
12,618	Southwestern Energy Co.*	513,805
13,479	Ultra Petroleum Corp.*	628,526

		28,604,338

Pharmaceuticals (6.5%):
112,263	Abbott Laboratories	5,914,015
42,615	Bristol-Myers Squibb Co.	1,137,821
17,940	Johnson & Johnson Co.	1,169,688
235,460	Merck & Co., Inc.	8,794,431
233,821	Pfizer, Inc.	4,010,030

		21,025,985

Real Estate Investment Trusts (REITs) (0.6%):
4,086	Boston Properties, Inc.	308,248
12,865	Health Care REIT, Inc.	581,884
7,387	Public Storage, Inc.	679,530
3,862	Simon Property Group, Inc.	324,022

		1,893,684

Road & Rail (2.2%):
79,011	Norfolk Southern Corp.	4,415,925
38,349	Union Pacific Corp.	2,810,982

		7,226,907

Semiconductors & Semiconductor Equipment (1.9%):
34,978	Analog Devices, Inc.	1,008,066
82,258	Applied Materials, Inc.	1,108,838
23,822	Broadcom Corp., Class A	790,414
63,384	Intersil Corp., Class A	935,548
115,885	LSI Logic Corp.*	709,216
30,221	Marvell Technology Group, Ltd.*	615,904
10,655	National Semiconductor Corp.	153,965
12,724	Novellus Systems, Inc.*	318,100
12,776	Xilinx, Inc.	325,788

		5,965,839

Software (3.9%):
334,049	Microsoft Corp.	9,777,614
110,279	Oracle Corp.	2,833,068

		12,610,682

Specialty Retail (1.6%):
10,521	Advance Auto Parts	441,040
94,974	Lowe’s Cos., Inc.	2,302,170
105,657	Staples, Inc.	2,471,317

		5,214,527

Textiles, Apparel & Luxury Goods (0.5%):
9,722	Coach, Inc.	384,213
16,345	V.F. Corp.	1,310,052

		1,694,265

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Tobacco (1.8%):
47,916	Altria Group, Inc.	$983,236
93,169	Philip Morris International, Inc.	4,859,695

		5,842,931

Water Utilities (0.3%):
40,393	American Water Works Co., Inc.	878,952

Wireless Telecommunication Services (0.5%):
17,729	American Tower Corp., Class A*	755,433
253,669	Sprint Nextel Corp.*	963,942

		1,719,375

Total Common Stocks (Cost $251,415,446)		315,670,386

U.S. Treasury Obligation (0.3%):
$860,000	U.S. Treasury Notes, 2.88%, 6/30/10 +	865,745

Total U.S. Treasury Obligations (Cost $865,467)		865,745

Investment Companies (1.1%):
3,615,173	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,615,173

Total Investment Companies (Cost $3,615,173)		3,615,173

Total Investment Securities (Cost $255,896,086)(b)—99.5%		320,151,304
Net other assets (liabilities) — 0.5%		1,458,942

Net Assets — 100.0%		$321,610,246

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

+	All or a portion of the security segregated as collateral for futures contracts. The fair value of the securities is $145,997.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $265,240,323. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$65,085,248
Unrealized depreciation	(10,174,267)

Net unrealized appreciation	$54,910,981

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	0.9%
Canada	0.2%
Ireland	1.0%
Liberia	0.1%
Netherlands	1.3%
Panama	0.6%
Switzerland	0.5%
United Kingdom	0.2%
United States	95.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Futures Contracts
Securities with an aggregate fair value of $145,997 have been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index June Futures	Long	6/10	43	$2,505,780	$(600)
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (3.3%):
57,560	Lockheed Martin Corp.	$4,790,143
92,742	United Technologies Corp.	6,826,739

		11,616,882

Air Freight & Logistics (0.5%):
47,116	Expeditors International of Washington, Inc.	1,739,523

Automobiles (0.6%):
41,561	Bayerische Motoren Werke AG (BMW)	1,917,835

Beverages (3.4%):
227,775	Diageo plc	3,829,406
70,210	Heineken NV	3,604,097
69,786	PepsiCo, Inc.	4,617,042

		12,050,545

Biotechnology (1.8%):
70,273	Genzyme Corp.*	3,642,249
60,245	Gilead Sciences, Inc.*	2,739,943

		6,382,192

Capital Markets (6.0%):
177,381	Bank of New York Mellon Corp.	5,477,525
146,739	Charles Schwab Corp.	2,742,552
27,120	Franklin Resources, Inc.	3,007,608
28,319	Goldman Sachs Group, Inc.	4,832,071
116,646	State Street Corp.	5,265,401

		21,325,157

Chemicals (2.7%):
36,799	Linde AG	4,366,213
34,735	Monsanto Co.	2,480,774
34,251	Praxair, Inc.	2,842,833

		9,689,820

Commercial Banks (2.5%):
94,400	SunTrust Banks, Inc.	2,528,976
208,489	Wells Fargo & Co.	6,488,178

		9,017,154

Communications Equipment (2.5%):
335,223	Cisco Systems, Inc.*	8,725,855

Computers & Peripherals (7.0%):
31,478	Apple Computer, Inc.*	7,395,127
115,020	Dell, Inc.*	1,726,450
316,670	EMC Corp.*	5,712,727
157,123	Hewlett-Packard Co.	8,351,087
12,965	International Business Machines Corp.	1,662,761

		24,848,152

Consumer Finance (0.9%):
79,532	American Express Co.	3,281,490

Diversified Financial Services (5.0%):
476,405	Bank of America Corp.	8,503,829
209,374	JPMorgan Chase & Co.	9,369,487

		17,873,316

Diversified Telecommunication Services (1.1%):
152,223	AT&T, Inc.	3,933,442

Electric Utilities (0.5%):
49,027	American Electric Power Co., Inc.	1,675,743

Electrical Equipment (0.4%):
25,737	Rockwell Automation, Inc.	1,450,537

Energy Equipment & Services (2.8%):
105,078	Halliburton Co.	3,166,000
56,840	National-Oilwell Varco, Inc.	2,306,567
63,710	Noble Corp.	2,664,352
28,700	Schlumberger, Ltd.	1,821,302

		9,958,221

Food Products (1.8%):
31,308	General Mills, Inc.	2,216,293
82,618	Nestle SA	4,228,044

		6,444,337

Gas Utilities (1.0%):
78,660	Questar Corp.	3,398,112

Health Care Equipment & Supplies (4.9%):
45,830	Baxter International, Inc.	2,667,306
49,714	Becton Dickinson & Co.	3,913,983
155,425	Medtronic, Inc.	6,998,788
91,877	St. Jude Medical, Inc.*	3,771,551

		17,351,628

Hotels, Restaurants & Leisure (2.0%):
70,622	Carnival Corp.	2,745,783
72,157	International Game Technology	1,331,297
378,752	Ladbrokes plc	912,425
48,067	Starwood Hotels & Resorts Worldwide, Inc.	2,241,845

		7,231,350

Household Products (4.4%):
39,840	Colgate-Palmolive Co.	3,396,758
129,665	Procter & Gamble Co. (The)	8,203,905
72,384	Reckitt Benckiser Group plc	3,982,622

		15,583,285

Industrial Conglomerates (1.2%):
51,761	3M Co.	4,325,667

Insurance (2.5%):
70,197	AFLAC, Inc.	3,810,995
50,150	MetLife, Inc.	2,173,501
55,807	Travelers Cos., Inc. (The)	3,010,230

		8,994,726

Internet Software & Services (2.7%):
12,987	Google, Inc., Class A*	7,363,759
87,482	VeriSign, Inc.*	2,275,407

		9,639,166

IT Services (3.9%):
72,740	Accenture plc, Class A	3,051,443
85,950	Amdocs, Ltd.*	2,587,954
17,738	MasterCard, Inc., Class A	4,505,452
41,534	Visa, Inc., Class A	3,780,840

		13,925,689

Machinery (1.7%):
73,090	Danaher Corp.	5,840,622

Media (2.1%):
217,148	Walt Disney Co. (The)	7,580,637

Multi-Utilities (1.3%):
63,890	Alliant Energy Corp.	2,124,981
52,046	Wisconsin Energy Corp.	2,571,593

		4,696,574

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail (3.3%):
44,620	Kohl’s Corp.*	$2,444,284
62,373	Nordstrom, Inc.	2,547,937
126,056	Target Corp.	6,630,545

		11,622,766

Oil, Gas & Consumable Fuels (6.3%):
77,698	Chevron Corp.	5,891,839
22,584	EOG Resources, Inc.	2,098,957
45,452	Exxon Mobil Corp.	3,044,375
63,842	Hess Corp.	3,993,317
40,620	Noble Energy, Inc.	2,965,260
53,447	Occidental Petroleum Corp.	4,518,410

		22,512,158

Pharmaceuticals (6.4%):
143,208	Abbott Laboratories	7,544,198
124,116	Johnson & Johnson Co.	8,092,363
16,488	Roche Holding AG	2,676,397
71,979	Teva Pharmaceutical Industries, Ltd., ADR	4,540,435

		22,853,393

Semiconductors & Semiconductor Equipment (3.9%):
324,404	Intel Corp.	7,221,233
77,300	Microchip Technology, Inc.	2,176,768
12,417	Samsung Electronics Co., Ltd.	4,573,465

		13,971,466

Software (2.8%):
39,080	Adobe Systems, Inc.*	1,382,260
330,306	Oracle Corp.	8,485,561

		9,867,821

Specialty Retail (2.1%):
51,194	Sherwin Williams Co.	3,464,810
170,287	Staples, Inc.	3,983,013

		7,447,823

Textiles, Apparel & Luxury Goods (1.7%):
82,296	Nike, Inc., Class B	6,048,756

Tobacco (1.5%):
103,291	Philip Morris International, Inc.	5,387,658

Wireless Telecommunication Services (0.7%):
57,974	American Tower Corp., Class A*	2,470,272

Total Common Stocks (Cost $313,407,006)		352,679,770

Investment Companies (0.8%):
2,732,556	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,732,556

Total Investment Companies (Cost $2,732,556)		2,732,556

Total Investments Securities (Cost $316,139,562)(b)—100.0%		355,412,326

Net other assets (liabilities) — 0.0%		170,020

Net Assets — 100.0%		$355,582,346

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $317,273,229. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,776,595
Unrealized depreciation	(2,637,498)

Net unrealized appreciation	$38,139,097

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Germany	1.8%
Guernsey	0.7%
Ireland	0.9%
Israel	1.3%
Netherlands	1.5%
Panama	0.8%
Republic of Korea	1.3%
Switzerland	2.7%
United Kingdom	2.5%
United States	86.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Aerospace & Defense (0.6%):
2,392	Alliant Techsystems, Inc.*	$194,470
7,401	BE Aerospace, Inc.*	225,360

		419,830

Airlines (0.3%):
9,770	AirTran Holdings, Inc.*	49,631
2,583	Alaska Air Group, Inc.*	106,497
15,015	JetBlue Airways Corp.*	83,784

		239,912

Auto Components (0.7%):
8,467	BorgWarner, Inc.*	323,270
10,063	Gentex Corp.	195,424

		518,694

Automobiles (0.1%):
2,569	Thor Industries, Inc.	77,609

Beverages (0.3%):
5,107	Hansen Natural Corp.*	221,542
0	PepsiCo, Inc.	26

		221,568

Biotechnology (1.4%):
4,223	OSI Pharmaceuticals, Inc.*	251,479
3,481	United Therapeutics Corp.*	192,604
14,524	Vertex Pharmaceuticals, Inc.*	593,596

		1,037,679

Building Products (0.2%):
3,548	Lennox International, Inc.	157,247

Capital Markets (2.2%):
3,068	Affiliated Managers Group, Inc.*	242,372
12,759	Apollo Investment Corp.	162,422
8,509	Eaton Vance Corp.	285,392
1,485	Greenhill & Co., Inc.	121,904
8,820	Jefferies Group, Inc.	208,769
7,182	Raymond James Financial, Inc.	192,047
9,346	SEI Investments Co.	205,332
6,181	Waddell & Reed Financial, Inc., Class A	222,763

		1,641,001

Chemicals (3.6%):
6,611	Albemarle Corp.	281,827
5,653	Ashland, Inc.	298,309
4,732	Cabot Corp.	143,853
3,533	Cytec Industries, Inc.	165,133
2,988	Intrepid Potash, Inc.*	90,626
4,953	Lubrizol Corp.	454,289
1,356	Minerals Technologies, Inc.	70,295
5,690	Olin Corp.	111,638
9,379	RPM International, Inc.	200,148
3,278	Scotts Miracle-Gro Co. (The), Class A	151,935
3,564	Sensient Technologies Corp.	103,570
7,228	Terra Industries, Inc.	330,753
7,205	Valspar Corp. (The)	212,403

		2,614,779

Commercial Banks (3.6%):
12,512	Associated Banc-Corp.	172,666
5,307	BancorpSouth, Inc.	111,235
3,478	Bank of Hawaii Corp.	156,336
5,689	Cathay General Bancorp	66,277
3,138	City National Corp.	169,358
5,285	Commerce Bancshares, Inc.	217,425
4,349	Cullen/Frost Bankers, Inc.	242,674
6,301	FirstMerit Corp.	135,913
12,776	Fulton Financial Corp.	130,187
3,748	International Bancshares Corp.	86,166
2,159	PacWest Bancorp	49,268
3,372	Prosperity Bancshares, Inc.	138,252
2,996	SVB Financial Group*	139,793
35,466	Synovus Financial Corp.	116,683
8,934	TCF Financial Corp.	142,408
4,104	Trustmark Corp.	100,261
11,093	Valley National Bancorp	170,499
4,826	Webster Financial Corp.	84,407
2,115	Westamerica Bancorp	121,930
6,395	Wilmington Trust Corp.	105,965

		2,657,703

Commercial Services & Supplies (1.5%):
3,469	Brink’s Co. (The)	97,930
1,653	Clean Harbors, Inc.*	91,841
4,874	Copart, Inc.*	173,514
8,400	Corrections Corp. of America*	166,824
3,710	Deluxe Corp.	72,048
4,050	Herman Miller, Inc.	73,143
3,265	HNI Corp.	86,947
2,188	Mine Safety Appliances Co.	61,177
3,169	Rollins, Inc.	68,704
5,698	Waste Connections, Inc.*	193,504

		1,085,632

Communications Equipment (1.9%):
28,404	3 Com Corp.*	218,427
7,031	ADC Telecommunications, Inc.*	51,397
4,052	ADTRAN, Inc.	106,770
6,703	Ciena Corp.*	102,154
6,828	CommScope, Inc.*	191,321
5,757	F5 Networks, Inc.*	354,113
12,148	Palm, Inc.*	45,676
3,494	Plantronics, Inc.	109,292
6,095	Polycom, Inc.*	186,385

		1,365,535

Computers & Peripherals (0.4%):
4,802	Diebold, Inc.	152,511
11,532	NCR Corp.*	159,142

		311,653

Construction & Engineering (1.5%):
8,254	Aecom Technology Corp.*	234,166
2,436	Granite Construction, Inc.	73,616
11,618	KBR, Inc.	257,455
6,054	Shaw Group, Inc.*	208,378
6,082	URS Corp.*	301,728

		1,075,343

Construction Materials (0.4%):
3,283	Martin Marietta Materials, Inc.	274,295

Consumer Finance (0.2%):
6,979	AmeriCredit Corp.*	165,821

Containers & Packaging (1.4%):
4,912	AptarGroup, Inc.	193,287
2,489	Greif, Inc., Class A	136,696
7,462	Packaging Corp. of America	183,640
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Containers & Packaging, continued
1,940	Silgan Holdings, Inc.	$116,846
7,259	Sonoco Products Co.	223,505
7,788	Temple-Inland, Inc.	159,109

		1,013,083

Distributors (0.3%):
10,238	LKQ Corp.*	207,831

Diversified Consumer Services (1.9%):
3,316	Brink’s Home Security Holdings, Inc.*	141,096
4,931	Career Education Corp.*	156,017
6,351	Corinthian Colleges, Inc.*	111,714
2,156	ITT Educational Services, Inc.*	242,507
2,198	Matthews International Corp., Class A	78,029
4,136	Regis Corp.	77,260
18,393	Service Corp. International	168,848
4,877	Sotheby’s	151,626
1,011	Strayer Education, Inc.	246,198

		1,373,295

Diversified Financial Services (0.4%):
7,604	MSCI, Inc., Class A*	274,504

Diversified Telecommunication Services (0.3%):
14,562	Cincinnati Bell, Inc.*	49,656
10,200	tw telecom, Inc.*	185,130

		234,786

Electric Utilities (1.7%):
4,381	Cleco Corp.	116,315
8,674	DPL, Inc.	235,846
9,805	Great Plains Energy, Inc.	182,079
6,666	Hawaiian Electric Industries, Inc.	149,652
3,472	IDACORP, Inc.	120,201
17,010	NV Energy, Inc.	209,733
6,281	PNM Resources, Inc.	78,701
7,897	Westar Energy, Inc.	176,103

		1,268,630

Electrical Equipment (1.3%):
7,813	AMETEK, Inc.	323,927
4,327	Hubbell, Inc., Class B	218,210
2,714	Regal-Beloit Corp.	161,239
3,812	Thomas & Betts Corp.*	149,583
4,111	Woodward Governor Co.	131,470

		984,429

Electronic Equipment, Instruments & Components (2.3%):
8,676	Arrow Electronics, Inc.*	261,408
10,986	Avnet, Inc.*	329,580
11,847	Ingram Micro, Inc., Class A*	207,915
2,910	Itron, Inc.*	211,179
4,141	National Instruments Corp.	138,102
3,686	Tech Data Corp.*	154,444
8,738	Trimble Navigation, Ltd.*	250,955
13,514	Vishay Intertechnology, Inc.*	138,248

		1,691,831

Energy Equipment & Services (2.1%):
4,105	Atwood Oceanics, Inc.*	142,156
4,529	Exterran Holdings, Inc.*	109,466
6,646	Helix Energy Solutions Group, Inc.*	86,597
3,978	Oceaneering International, Inc.*	252,563
11,119	Patterson-UTI Energy, Inc.	155,333
12,715	Pride International, Inc.*	382,849
5,686	Superior Energy Services, Inc.*	119,520
3,746	Tidewater, Inc.	177,073
2,929	Unit Corp.*	123,838

		1,549,395

Food & Staples Retailing (0.3%):
4,034	BJ’s Wholesale Club, Inc.*	149,218
2,967	Ruddick Corp.	93,876

		243,094

Food Products (1.6%):
5,437	Corn Products International, Inc.	188,446
5,581	Flowers Foods, Inc.	138,074
2,532	Green Mountain Coffee Roasters, Inc.*	245,148
1,409	Lancaster Colony Corp.	83,075
3,964	Ralcorp Holdings, Inc.*	268,680
10,239	Smithfield Foods, Inc.*	212,357
1,860	Tootsie Roll Industries, Inc.	50,281

		1,186,061

Gas Utilities (1.7%):
5,614	AGL Resources, Inc.	216,981
6,740	Atmos Energy Corp.	192,562
5,197	Energen Corp.	241,816
5,873	National Fuel Gas Co.	296,880
7,882	UGI Corp.	209,188
3,644	WGL Holdings, Inc.	126,265

		1,283,692

Health Care Equipment & Supplies (3.9%):
5,060	Beckman Coulter, Inc.	317,768
4,095	Edwards Lifesciences Corp.*	404,914
3,556	Gen-Probe, Inc.*	177,800
4,552	Hill-Rom Holdings, Inc.	123,860
18,713	Hologic, Inc.*	346,939
4,204	IDEXX Laboratories, Inc.*	241,940
5,062	Immucor, Inc.*	113,338
4,495	Kinetic Concepts, Inc.*	214,906
3,778	Masimo Corp.	100,306
5,441	ResMed, Inc.*	346,320
4,283	STERIS Corp.	144,166
2,879	Teleflex, Inc.	184,457
4,132	Thoratec Corp.*	138,215

		2,854,929

Health Care Providers & Services (3.3%):
6,742	Community Health Systems, Inc.*	248,982
18,091	Health Management Associates, Inc., Class A*	155,582
7,254	Health Net, Inc.*	180,407
6,567	Henry Schein, Inc.*	386,796
2,832	Kindred Healthcare, Inc.*	51,118
3,973	LifePoint Hospitals, Inc.*	146,127
4,758	Lincare Holdings, Inc.*	213,539
8,711	Omnicare, Inc.	246,434
3,040	Owens & Minor, Inc.	141,026
4,074	Psychiatric Solutions, Inc.*	121,405
7,024	Universal Health Services, Inc., Class B	246,472
6,189	VCA Antech, Inc.*	173,478
3,068	WellCare Health Plans, Inc.*	91,365

		2,402,731

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Technology (0.6%):
4,921	Cerner Corp.*	$418,580

Hotels, Restaurants & Leisure (2.2%):
4,000	Bally Technologies, Inc.*	162,160
2,207	Bob Evans Farms, Inc.	68,218
3,934	Boyd Gaming Corp.*	38,868
7,423	Brinker International, Inc.	143,115
6,663	Burger King Holdings, Inc.	141,655
4,375	Cheesecake Factory, Inc. (The)*	118,388
2,286	Chipotle Mexican Grill, Inc., Class A*	257,564
2,211	International Speedway Corp., Class A	56,978
3,001	Life Time Finess, Inc.*	84,328
2,305	Panera Bread Co., Class A*	176,309
4,703	Scientific Games Corp.*	66,218
25,065	Wendy’s/Arby’s Group, Inc.	125,325
3,808	WMS Industries, Inc.*	159,708

		1,598,834

Household Durables (1.8%):
2,862	American Greetings Corp., Class A	59,644
5,357	KB Home	89,730
2,728	M.D.C. Holdings, Inc.	94,416
4,065	Mohawk Industries, Inc.*	221,055
443	NVR, Inc.*	321,839
3,178	Ryland Group, Inc. (The)	71,314
10,165	Toll Brothers, Inc.*	211,432
4,568	Tupperware Brands Corp.	220,269

		1,289,699

Household Products (0.9%):
5,116	Church & Dwight Co., Inc.	342,516
5,056	Energizer Holdings, Inc.*	317,315

		659,831

Independent Power Producers & Energy Traders (0.1%):
36,526	Dynegy, Inc.*	46,023

Industrial Conglomerates (0.2%):
4,359	Carlisle Cos., Inc.	166,078

Insurance (4.5%):
5,521	American Financial Group, Inc.	157,072
7,420	Arthur J. Gallagher & Co.	182,161
8,541	Brown & Brown, Inc.	153,055
4,295	Everest Re Group, Ltd.	347,594
16,687	Fidelity National Financial, Inc., Class A	247,301
7,495	First American Corp.	253,631
3,623	Hanover Insurance Group, Inc. (The)	157,999
8,300	HCC Insurance Holdings, Inc.	229,080
2,844	Horace Mann Educators Corp.	42,831
2,578	Mercury General Corp.	112,710
17,427	Old Republic International Corp.	220,974
6,197	Protective Life Corp.	136,272
5,285	Reinsurance Group of America, Inc.	277,568
3,420	StanCorp Financial Group, Inc.	162,895
4,662	Transatlantic Holdings, Inc.	246,154
3,612	Unitrin, Inc.	101,317
9,294	W.R. Berkley Corp.	242,480

		3,271,094

Internet & Catalog Retail (0.3%):
3,062	Netflix, Inc.*	225,792

Internet Software & Services (0.6%):
2,801	Digital River, Inc.*	84,870

2,852	Equinix, Inc.*	277,614
6,048	ValueClick, Inc.*	61,327

		423,811

IT Services (2.6%):
5,731	Acxiom Corp.*	102,814
3,807	Alliance Data Systems Corp.*	243,610
9,758	Broadridge Financial Solutions, Inc.	208,626
8,924	Convergys Corp.*	109,408
2,796	DST Systems, Inc.	115,894
4,376	Gartner Group, Inc.*	97,322
5,903	Global Payments, Inc.	268,882
6,058	Hewitt Associates, Inc., Class A*	240,987
6,911	Lender Processing Services, Inc.	260,891
1,611	ManTech International Corp., Class A*	78,665
5,392	NeuStar, Inc., Class A*	135,879
3,123	SRA International, Inc., Class A*	64,927

		1,927,905

Life Sciences Tools & Services (1.9%):
5,143	Affymetrix, Inc.*	37,750
1,394	Bio-Rad Laboratories, Inc., Class A*	144,307
4,772	Charles River Laboratories International, Inc.*	187,587
4,649	Covance, Inc.*	285,402
2,446	Mettler-Toledo International, Inc.*	267,103
8,582	Pharmaceutical Product Development, Inc.	203,822
2,701	Techne Corp.	172,027
2,093	Varian, Inc.*	108,376

		1,406,374

Machinery (5.4%):
6,696	AGCO Corp.*	240,186
5,857	Bucyrus International, Inc., Class A	386,503
3,392	Crane Co.	120,416
5,594	Donaldson Co., Inc.	252,401
3,535	Federal Signal Corp.	31,850
4,350	Graco, Inc.	139,200
5,815	Harsco Corp.	185,731
5,865	IDEX Corp.	194,132
7,454	Joy Global, Inc.	421,896
5,904	Kennametal, Inc.	166,020
3,087	Lincoln Electric Holdings, Inc.	167,717
2,442	Nordson Corp.	165,861
6,482	Oshkosh Truck Corp.*	261,484
7,122	Pentair, Inc.	253,686
3,609	Spx Corp.	239,349
7,844	Terex Corp.*	178,137
5,753	Timken Co.	172,648
5,738	Trinity Industries, Inc.	114,530
1,448	Valmont Industries, Inc.	119,938
3,448	Wabtec Corp.	145,230

		3,956,915

Marine (0.3%):
2,972	Alexander & Baldwin, Inc.	98,225
3,896	Kirby Corp.*	148,632

		246,857

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media (1.0%):
7,713	AOL, Inc.*	$194,985
5,485	DreamWorks Animation SKG, Inc., Class A*	216,054
2,768	Harte-Hanks, Inc.	35,596
3,102	John Wiley & Sons, Inc.	134,255
3,864	Lamar Advertising Co.*	132,728
1,847	Scholastic Corp.	51,716

		765,334

Metals & Mining (1.1%):
3,186	Carpenter Technology Corp.	116,607
8,178	Commercial Metals Co.	123,161
4,651	Reliance Steel & Aluminum Co.	228,969
15,663	Steel Dynamics, Inc.	273,633
4,418	Worthington Industries, Inc.	76,387

		818,757

Multi-Utilities (1.8%):
8,012	Alliant Energy Corp.	266,479
2,814	Black Hills Corp.	85,405
13,605	MDU Resources Group, Inc.	293,596
7,735	NSTAR	273,974
7,029	OGE Energy Corp.	273,709
5,876	Vectren Corp.	145,255

		1,338,418

Multiline Retail (0.7%):
3,299	99 Cents Only Stores*	53,774
6,391	Dollar Tree, Inc.*	378,475
11,562	Saks, Inc.*	99,433

		531,682

Office Electronics (0.2%):
4,258	Zebra Technologies Corp., Class A*	126,037

Oil, Gas & Consumable Fuels (3.5%):
11,764	Arch Coal, Inc.	268,807
2,802	Bill Barrett Corp.*	86,049
6,070	Cimarex Energy Co.	360,437
3,413	Comstock Resources, Inc.*	108,533
8,140	Forest Oil Corp.*	210,175
7,585	Frontier Oil Corp.	102,398
7,369	Mariner Energy, Inc.*	110,314
9,620	Newfield Exploration Co.*	500,721
1,917	Overseas Shipholding Group, Inc.	75,204
5,464	Patriot Coal Corp.*	111,793
10,095	Plains Exploration & Production Co.*	302,749
8,572	Quicksilver Resources, Inc.*	120,608
9,008	Southern Union Co.	228,533

		2,586,321

Paper & Forest Products (0.1%):
9,186	Louisiana-Pacific Corp.*	83,133

Personal Products (0.5%):
6,200	Alberto-Culver Co.	162,130
4,579	NBTY, Inc.*	219,700

		381,830

Pharmaceuticals (1.2%):
8,495	Endo Pharmaceuticals Holdings, Inc.*	201,247
4,202	Medicis Pharmaceutical Corp., Class A	105,722
5,826	Perrigo Co.	342,103
4,689	Valeant Pharmaceuticals, Inc.*	201,205

		850,277

Professional Services (1.1%):
2,472	Corporate Executive Board Co.	65,730
3,365	FTI Consulting, Inc.*	132,312
3,318	Korn/Ferry International*	58,563
5,697	Manpower, Inc.	325,413
3,626	Navigant Consulting, Inc.*	43,983
3,090	Towers Watson & Co., Class A	146,775

		772,776

Real Estate Investment Trusts (REITs) (6.9%):
3,208	Alexandria Real Estate Equities, Inc.	216,861
10,805	AMB Property Corp.	294,328
3,998	BRE Properties, Inc.	142,929
4,647	Camden Property Trust	193,455
4,227	Corporate Office Properties Trust	169,630
7,312	Cousins Properties, Inc.	60,763
16,235	Duke Realty Corp.	201,314
2,383	Equity One, Inc.	45,015
2,110	Essex Property Trust, Inc.	189,795
4,437	Federal Realty Investment Trust	323,058
5,167	Highwoods Properties, Inc.	163,949
8,933	Hospitality Properties Trust	213,945
8,165	Liberty Property Trust	277,120
7,098	Macerich Co. (The)	271,924
5,736	Mack-Cali Realty Corp.	202,194
8,504	Nationwide Health Properties, Inc.	298,916
6,429	OMEGA Healthcare Investors, Inc.	125,301
2,884	Potlatch Corp.	101,055
5,787	Rayonier, Inc.	262,903
7,561	Realty Income Corp.	232,047
5,905	Regency Centers Corp.	221,260
9,226	Senior Housing Properties Trust	204,356
5,635	SL Green Realty Corp.	322,717
11,260	UDR, Inc.	198,626
7,565	Weingarten Realty Investors	163,101

		5,096,562

Real Estate Management & Development (0.3%):
3,037	Jones Lang LaSalle, Inc.	221,367

Road & Rail (1.1%):
3,584	Con-way, Inc.	125,870
6,361	J.B. Hunt Transport Services, Inc.	228,233
6,990	Kansas City Southern Industries, Inc.*	252,828
3,640	Landstar System, Inc.	152,807
3,185	Werner Enterprises, Inc.	73,797

		833,535

Semiconductors & Semiconductor Equipment (2.5%):
32,992	Atmel Corp.*	165,950
7,689	Cree, Inc.*	539,922
9,008	Fairchild Semiconductor International, Inc.*	95,935
12,013	Integrated Device Technology, Inc.*	73,640
5,146	International Rectifier Corp.*	117,843
8,911	Intersil Corp., Class A	131,526
9,264	Lam Research Corp.*	345,733
19,448	RF Micro Devices, Inc.*	96,851
4,468	Semtech Corp.*	77,877
3,327	Silicon Laboratories, Inc.*	158,598

		1,803,875

Software (3.6%):
2,466	ACI Worldwide, Inc.*	50,824
1,136	Advent Software, Inc.*	50,836
6,507	Ansys, Inc.*	280,712
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
19,460	Cadence Design Systems, Inc.*	$129,604
3,038	FactSet Research Systems, Inc.	222,898
3,366	Fair Isaac Corp.	85,295
6,557	Informatica Corp.*	176,121
6,118	Jack Henry & Associates, Inc.	147,199
7,521	Mentor Graphics Corp.*	60,318
5,768	Micros Systems, Inc.*	189,652
8,487	Parametric Technology Corp.*	153,190
4,536	Quest Software, Inc.*	80,696
7,546	Rovi Corp.*	280,183
5,059	Solera Holdings, Inc.	195,530
5,965	Sybase, Inc.*	278,088
10,613	Synopsys, Inc.*	237,413

		2,618,559

Specialty Retail (4.2%):
3,931	Aaron’s, Inc.	131,060
6,680	Advance Auto Parts	280,026
7,175	Aeropostale, Inc.*	206,855
15,044	American Eagle Outfitters, Inc.	278,615
4,255	Ann Taylor Stores Corp.*	88,078
2,868	Barnes & Noble, Inc.	62,006
16,139	CarMax, Inc.*	405,412
12,887	Chico’s FAS, Inc.	185,831
4,209	Coldwater Creek, Inc.*	29,210
4,645	Collective Brands, Inc.*	105,627
6,475	Dick’s Sporting Goods, Inc.*	169,062
11,337	Foot Locker, Inc.	170,508
4,214	Guess?, Inc.	197,974
4,053	J. Crew Group, Inc.*	186,033
8,949	PetSmart, Inc.	286,010
4,761	Rent-A-Center, Inc.*	112,598
7,690	Williams-Sonoma, Inc.	202,170

		3,097,075

Textiles, Apparel & Luxury Goods (1.2%):
3,491	Fossil, Inc.*	131,750
6,907	Hanesbrands, Inc.*	192,153
3,747	Phillips-Van Heusen Corp.	214,928
3,160	Timberland Co., Class A*	67,434
2,731	Under Armour, Inc.*	80,319
3,309	Warnaco Group, Inc. (The)*	157,872

		844,456

Thrifts & Mortgage Finance (1.4%):
5,954	Astoria Financial Corp.	86,333
13,654	First Niagara Financial Group, Inc.	194,160
31,371	New York Community Bancorp, Inc.	518,876
7,679	NewAlliance Bancshares, Inc.	96,909
8,145	Washington Federal, Inc.	165,507

		1,061,785

Tobacco (0.1%):
1,775	Universal Corp.	93,525

Trading Companies & Distributors (0.4%):
3,340	GATX Corp.	95,691
3,204	MSC Industrial Direct Co., Inc., Class A	162,315
4,356	United Rentals, Inc.*	40,859

		298,865

Water Utilities (0.2%):
9,871	Aqua America, Inc.	173,433

Wireless Telecommunication Services (0.4%):
5,024	Syniverse Holdings, Inc.*	97,817
6,670	Telephone and Data Systems, Inc.	225,780

		323,597

Total Common Stocks (Cost $55,419,045)		70,791,584

Investment Companies (3.4%):
2,475,931	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,475,931

Total Investment Companies (Cost $2,475,931)		2,475,931

Total Investment Securities (Cost $57,894,976)(b)—99.7%		73,267,515

Net other assets (liabilities) — 0.3%		219,670

Net Assets — 100.0%		$73,487,185

Percentages indicated are based on net assets as of March 31, 2010.

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $58,050,332. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,626,945
Unrealized depreciation	(409,762)

Net unrealized appreciation	$15,217,183

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	0.5%
United States	99.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)
Futures Contracts
Cash with a value of $202,000 has been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 400 Index E-Mini June Futures	Long	6/10	34	$2,651,986	$27,554
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (23.1%):
Capital Markets (1.2%):
$10,500,000	Deutsche Bank AG, NY, 0.19%, 4/8/10	$10,500,000

Commercial Banks (16.9%):
8,275,000	Abbey National Treasury Service plc, 0.50%, 7/20/10 (a)	8,275,000
10,000,000	Abbey National Treasury Service plc, 0.25%, 11/17/10 (a)	10,000,000
15,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.25%, 7/12/10 (a)	15,000,211
3,100,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.32%, 12/13/10 (a)	3,100,000
10,000,000	Barclays Bank plc, NY, 0.50%, 4/13/10	10,000,000
11,000,000	Barclays Bank plc, NY, 0.50%, 4/20/10	11,000,000
3,500,000	BNP Paribas, NY, 0.32%, 5/4/10	3,500,000
8,000,000	Royal Bank of Canada, NY, 0.52%, 5/18/10 (a)	8,000,000
9,885,000	Royal Bank of Canada, NY, 0.23%, 11/12/10 (a)	9,885,000
10,000,000	Royal Bank of Scotland plc, NY, 0.38%, 7/7/10	10,000,000
10,000,000	Royal Bank of Scotland plc, NY, 0.36%, 7/21/10	10,000,000
5,000,000	Societe Generale, NY, 0.26%, 7/12/10 (a)	5,000,000
6,000,000	Societe Generale, NY, 0.27%, 7/23/10 (a)	6,000,000
4,000,000	Sumitomo Mitsui Banking Corp., NY, 0.21%, 4/19/10	4,000,000
17,000,000	Sumitomo Mitsui Banking Corp., NY, 0.21%, 5/14/10	17,000,000
10,000,000	Sumitomo Mitsui Banking Corp., NY, 0.23%, 5/21/10	10,000,000
5,000,000	Toronto-Dominion Bank, 0.23%, 11/5/10 (a)	5,000,000
2,500,000	Toronto-Dominion Bank, 0.23%, 2/4/11 (a)	2,500,000

		148,260,211

Diversified Financial Services (5.0%):
9,000,000	Credit Industriel et Commercial, 0.41%, 6/23/10	9,000,104
15,000,000	Rabobank Nederland NV, 0.25%, 5/4/10 (a)	15,000,000
10,000,000	Rabobank Nederland NV, 0.28%, 6/25/10 (a)	10,000,000
4,500,000	Rabobank Nederland NV, NY, 0.23%, 1/10/11 (a)	4,500,000
$5,000,000	Rabobank Nederland NV, NY, 0.23%, 1/13/11 (a)	5,000,000

		43,500,104

Total Certificates of Deposit (Cost $202,260,315)		202,260,315

Commercial Paper (40.7%):
Commercial Banks (8.9%):
10,000,000	Banco Bilbao Vizcaya Argentaria SA, 0.35%, 4/30/10 (b)(c)	9,997,181
20,000,000	BPCE SA, 0.25%, 4/27/10 (b)(c)	19,996,461
8,000,000	KBC Financial Products International, Ltd., 0.28%, 4/26/10 (b)(c)	7,998,444
20,000,000	NRW Bank, 0.22%, 5/10/10 (b)(c)	19,995,233
10,000,000	UniCredit Delaware, Inc., 0.24%, 4/9/10 (b)(c)	9,999,467
10,000,000	UniCredito Italiano Bank (Ireland) plc, 0.25%, 4/30/10 (b)(c)	9,997,986

		77,984,772

Diversified Financial Services (29.5%):
10,000,000	Antalis U.S. Funding Corp., 0.22%, 4/12/10 (b)(c)	9,999,328
7,000,000	Antalis U.S. Funding Corp., 0.22%, 4/13/10 (b)(c)	6,999,487
8,000,000	Barton Capital Corp., 0.19%, 4/23/10 (b)(c)	7,999,071
7,000,000	BNZ International Funding, Ltd., 0.31%, 2/4/11 (a)(b)	7,000,599
20,000,000	Cancara Asset Securitisation LLC, 0.21%, 4/19/10 (b)(c)	19,997,900
15,000,000	CBA (Delaware) Finance, Inc., 0.30%, 4/28/10 (c)	14,996,681
18,741,000	Erasmus Capital Corp., 0.13%, 4/1/10 (b)(c)	18,741,000
6,174,000	Govco LLC, 0.21%, 4/8/10 (b)(c)	6,173,748
10,000,000	Grampian funding LLC, 0.26%, 6/1/10 (b)(c)	9,995,594
10,000,000	Grampian funding LLC, 0.27%, 6/15/10 (b)(c)	9,994,375
7,000,000	JPMorgan Chase & Co., 0.25%, 7/14/10 (c)	6,994,944
10,000,000	Nieuw Amsterdam Receivables Corp., 0.26%, 6/4/10 (b)(c)	9,995,378
5,000,000	Nieuw Amsterdam Receivables Corp., 0.29%, 6/29/10 (b)(c)	4,996,415
8,397,000	Regency Markets No. 1 LLC, 0.20%, 4/12/10 (b)(c)	8,396,487
6,833,000	Romulus Funding Corp., 0.22%, 4/1/10 (b)(c)	6,833,000
5,000,000	Romulus Funding Corp., 0.27%, 4/16/10 (b)(c)	4,999,438
8,000,000	Romulus Funding Corp., 0.29%, 5/4/10 (b)(c)	7,997,873
15,000,000	Romulus Funding Corp., 0.29%, 5/6/10 (b)(c)	14,995,771
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Diversified Financial Services, continued
$10,000,000	Salisbury Receivable Co. LLC, 0.20%, 5/6/10 (b)(c)	$9,998,056
5,000,000	Scaldis Capital LLC, 0.22%, 4/16/10 (b)(c)	4,999,542
5,000,000	Scaldis Capital LLC, 0.22%, 5/5/10 (b)(c)	4,998,961
10,000,000	Scaldis Capital LLC, 0.23%, 5/17/10 (b)(c)	9,997,061
15,000,000	Sheffield Receivables Corp., 0.20%, 5/10/10 (b)(c)	14,996,750
5,000,000	Solitaire Funding LLC, 0.24%, 5/10/10 (b)(c)	4,998,700
10,000,000	Solitaire Funding LLC, 0.24%, 5/14/10 (b)(c)	9,997,133
5,000,000	Straight-A Funding LLC, 0.18%, 5/3/10 (b)(c)	4,999,200
2,100,000	Sydney Capital Corp., 0.58%, 5/25/10 (b)(c)	2,098,173
4,000,000	Sydney Capital Corp., 0.53%, 6/16/10 (b)(c)	3,995,524
10,000,000	Tempo Finance Corp., 0.24%, 5/6/10 (b)(c)	9,997,667

		258,183,856

Insurance (2.3%):
20,000,000	Fortis Funding LLC, 0.22%, 5/5/10 (b)(c)	19,995,845

Total Commercial Paper (Cost $356,164,473)		356,164,473

Corporate Bonds (4.7%):
Commercial Banks (1.4%):
5,000,000	Commonwealth Bank of Australia, 0.27%, 11/22/10 (a)(b)	5,000,000
6,635,000	KBC Bank NV, 1.19%, 7/1/11 , MTN(a)	6,635,000

		11,635,000

Household Products (3.3%):
29,000,000	Procter & Gamble International Funding SCA, 0.26%, 5/7/10 (a)	29,000,000

Total Corporate Bonds (Cost $40,635,000)		40,635,000

Yankee Dollars (1.3%):
Commercial Banks (1.3%):
5,405,000	Westpac Banking Corp., NY, 0.29%, 10/19/10 (a)	5,405,000
6,160,000	Westpac Banking Corp., NY, 0.30%, 10/21/10 (a)	6,160,000

		11,565,000

Total Yankee Dollars (Cost $11,565,000)		11,565,000

Municipal Bonds (9.2%):
California (4.9%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.29%, 10/1/40, LOC: JPMorgan Chase Bank (a)	16,500,000
$26,385,000	California Housing Finance Agency Revenue, Series E, 0.30%, 2/1/32 , AMT(a)	26,385,000

		42,885,000

New York (1.7%):
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.25%, 3/15/36, LIQ FAC:
	Fannie Mae (a)	15,000,000

Pennsylvania (2.0%):
17,320,000	Pennsylvania Housing Finance Agency Revenue, Series 86B, 0.33%, 4/1/35, GO of Agency, LOC:
	Freddie Mac, Fannie Mae, AMT (a)	17,320,000

Texas (0.6%):
5,000,000	Houston Texas Utility System Revenue, Series D-1, 0.25%, 5/15/34, AGM (a)	5,000,000

Total Municipal Bonds (Cost $80,205,000)		80,205,000

U.S. Government Agency Mortgages (9.9%):
Federal Home Loan Bank (1.2%)
10,600,000	0.10%, 7/9/10 (a)	10,599,423
Federal Home Loan Mortgage Corporation (6.0%)
12,000,000	0.16%, 6/8/10(c)	11,996,373
6,000,000	0.15%, 7/14/10(a)	5,999,403
6,400,000	0.20%, 7/23/10(c)	6,395,982
5,030,000	0.23%, 8/24/10(a)	5,030,086
5,160,000	0.23%, 9/3/10(a)	5,159,561
18,000,000	0.13%, 5/5/11(a)	17,994,552

		52,575,957

Federal National Mortgage Association (2.7%)
10,000,000	0.21%, 8/4/10(c)	9,992,708
5,745,000	0.20%, 8/5/10(a)	5,744,278
8,000,000	0.13%, 5/13/11(a)	8,001,696

		23,738,682

Total U.S. Government Agency Mortgages (Cost $86,914,062)		86,914,062

U.S. Treasury Obligations (12.7%):
U.S. Treasury Bills (12.7%)
7,000,000	0.15%, 5/20/10(c)	6,998,547
5,000,000	0.23%, 6/10/10(c)	4,997,764
11,000,000	0.55%, 7/1/10(c)	10,984,846
20,500,000	0.39%, 7/15/10(c)	20,476,980
2,500,000	0.47%, 7/29/10(c)	2,496,116
10,000,000	0.16%, 8/5/10(c)	9,994,330
10,000,000	0.18%, 8/19/10(c)	9,993,117
16,800,000	0.25%, 8/26/10(c)	16,784,761
20,000,000	0.19%, 9/2/10(c)	19,984,172
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
$8,680,000	0.24%, 9/30/10(c)	$8,669,468

Total U.S. Treasury Obligations (Cost $111,380,101)		111,380,101

Investment Companies (0.0%):
590	Dreyfus Treasury Prime Cash Management, 0.00%(d)	590

Total Investment Companies (Cost $590)		590

Total Investment Securities (Cost $889,124,541)—101.6%		889,124,541

Net other assets (liabilities)(e) — (1.6)%		(13,755,322)

Net Assets — 100.0%		$875,369,219

Percentages indicated are based on net assets as of March 31, 2010.

AGM	Assured Guaranty Municipal Corporation

AMT	Subject to alternative minimum tax

GO	General Obligation

LIQ FAC	Liquidity Facility

LLC	Limited Liability Company

LOC	Line Letter of Credit

MTN	Medium Term Note

plc	Public Liability Company

(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2010. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at purchase.

(d)	The rate reflects the effective yield at March 31, 2010.

(e)	Represents cost for financial reporting and federal income tax purposes.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	0.6%
Canada	1.1%
United Kingdom	2.0%
United States	96.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Auto Components (0.8%):
708	Compagnie Generale des Establissements Michelin, Class B	$52,091

Automobiles (3.6%):
4,000	Honda Motor Co.	141,349
813	Hyundai Motor Co.	82,941

		224,290

Beverages (2.3%):
1,471	Anheuser-Busch InBev NV	74,150
1,395	Heineken NV	71,609

		145,759

Biotechnology (1.0%):
1,829	CSL, Ltd.	61,085

Capital Markets (3.2%):
1,874	Credit Suisse Group AG	96,382
13,800	Nomura Holdings, Inc.	101,241

		197,623

Chemicals (3.5%):
26,854	Incitec Pivot, Ltd.	85,205
233	Syngenta AG	64,782
1,934	Umicore	67,438

		217,425

Commercial Banks (10.3%):
3,946	Australia & New Zealand Banking Group, Ltd.	91,594
1,279	BNP Paribas, Inc.	98,108
45,500	BOC Hong Kong Holdings, Ltd.	108,354
23,300	CIMB Group Holdings Bhd	100,405
8,000	DBS Group Holdings, Ltd.	81,682
10,292	HSBC Holdings plc	104,329
11,400	Mitsubishi UFJ Financial Group, Inc.	59,501

		643,973

Computers & Peripherals (1.2%):
1,806	Gemalto NV*	78,205

Distributors (0.8%):
10,000	Li & Fung, Ltd.	49,048

Diversified Telecommunication Services (1.2%):
4,805	Koninklijke KPN NV	76,177

Electric Utilities (0.9%):
10,000	Hongkong Electric Holdings, Ltd.	59,318

Electrical Equipment (1.0%):
2,926	ABB, Ltd.	63,891

Electronic Equipment, Instruments & Components (1.4%):
800	Nidec Corp.	85,813

Energy Equipment & Services (3.7%):
3,717	Petrofac, Ltd.	67,853
3,255	Saipem SpA	126,118
400	Transocean, Ltd.*	34,552

		228,523

Food & Staples Retailing (0.7%):
7,071	Tesco plc	46,746

Food Products (4.7%):
1,434	Danone SA	86,438
3,133	Nestle SA	160,334
1,550	Unilever plc	45,458

		292,230

Health Care Equipment & Supplies (2.0%):
1,005	Essilor International SA Cie Generale d’Optique	$64,108
2,000	Olympus Co., Ltd.	64,229

		128,337

Health Care Providers & Services (2.9%):
2,199	Fresenius Medical Care AG & Co. KGaA	124,074
13,200	Sinopharm Group Co., Ltd., H Shares*	59,212

		183,286

Household Durables (2.7%):
54,000	Skyworth Digital Holdings, Ltd.	63,147
2,700	Sony Corp.	103,457

		166,604

Household Products (1.7%):
1,422	Reckitt Benckiser Group plc	78,240
300	Unicharm Corp.	28,988

		107,228

Industrial Conglomerates (2.6%):
2,694	Koninklijke Philips Electronics NV	86,481
746	Siemens AG	74,831

		161,312

Internet Software & Services (1.8%):
100	Baidu, Inc., ADR*	59,700
2,600	Tencent Holdings, Ltd.	52,044

		111,744

Machinery (4.2%):
900	Fanuc, Ltd.	95,568
3,500	Komatsu, Ltd.	73,439
4,000	NSK, Ltd.	31,605
296	Vallourec SA	59,760

		260,372

Media (1.1%):
1,973	Eutelsat Communications	70,078

Metals & Mining (8.6%):
1,700	Barrick Gold Corp.	65,244
1,250	BHP Billiton, Ltd.	50,139
1,200	JFE Holdings, Inc.	48,131
2,058	Rio Tinto, Ltd.	147,467
3,100	Usinas Siderurgicas de Minas Gerais SA	106,787
3,760	Vale SA, SP ADR	121,034

		538,802

Office Electronics (2.0%):
2,700	Canon, Inc.	124,845

Oil, Gas & Consumable Fuels (3.1%):
2,639	BG Group plc	45,583
1,340	Petroleo Brasileiro SA, ADR	59,617
1,557	Total SA	90,413

		195,613

Pharmaceuticals (4.6%):
1,175	Novo Nordisk A/S, B Shares	91,154
370	Roche Holding AG	60,060
2,806	Shire plc	61,932
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
1,200	Teva Pharmaceutical Industries, Ltd., ADR	$75,696

		288,842

Real Estate Management & Development (5.8%):
10,000	Cheung Kong Holdings, Ltd.	128,623
3,000	Mitsubishi Estate Co., Ltd.	49,123
7,000	Sun Hung Kai Properties, Ltd.	105,112
14,000	Wharf Holdings, Ltd. (The)	78,915

		361,773

Semiconductors & Semiconductor Equipment (6.3%):
1,789	Aixtron AG	64,085
28,018	ARM Holdings plc	100,592
2,831	ASML Holding NV	100,773
10,077	Infineon Technologies AG*	69,890
5,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	61,891

		397,231

Software (2.1%):
2,339	Autonomy Corp. plc*	64,746
2,223	Temenos Group AG*	65,401

		130,147

Specialty Retail (0.8%):
595	Fielmann AG	48,098

Tobacco (1.5%):
2,640	British American Tobacco plc	91,031

Trading Companies & Distributors (2.1%):
2,400	Mitsubishi Corp.	62,953
4,000	Mitsui & Co., Ltd.	67,174

		130,127

Wireless Telecommunication Services (1.1%):
30,130	Vodafone Group plc	69,705

Total Common Stocks (Cost $5,719,346)		6,087,372

Investment Companies (4.8%):
298,035	Dreyfus Treasury Prime Cash Management, 0.00%(a)	298,035

Total Investment Companies (Cost $298,035)		298,035

Total Investment Securities (Cost $6,017,381)(b)—102.1%		6,385,407
Net other assets (liabilities) — (2.1)%		(131,134)

Net Assets — 100.0%		$6,254,273

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $6,021,560. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$430,646
Unrealized depreciation	(66,799)

Net unrealized appreciation	$363,847

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	6.8%
Belgium	2.2%
Brazil	4.5%
Canada	1.0%
Cayman Islands	0.9%
Denmark	1.4%
France	9.4%
Germany	6.0%
Hong Kong	11.0%
Israel	1.2%
Italy	2.0%
Japan	17.8%
Malaysia	1.6%
Netherlands	5.2%
Republic of Korea	1.3%
Singapore	1.3%
Switzerland	8.5%
Taiwan	1.0%
United Kingdom	12.2%
United States	4.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Foreign Currency Contracts
     As of March 31, 2010 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 8,143 British Sterling Pound in exchange for U.S. Dollars	4/6/10	$12,262	$12,354	$92
Receive 151,008 Danish Kroner in exchange for U.S. Dollars	4/7/10	27,206	27,399	193
Receive 36,847 European Euro in exchange for U.S. Dollars	4/6/10	49,423	49,762	339
Receive 9,134 European Euro in exchange for U.S. Dollars	4/6/10	12,346	12,336	(10)
Receive 12,876 Swiss Franc in exchange for U.S. Dollars	4/6/10	12,073	12,216	143

				$757

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.0%):
Aerospace & Defense (1.9%):
70,700	BAE Systems plc, SP ADR	$1,586,508

Airlines (1.0%):
13,900	Copa Holdings SA, Class A	845,120

Beverages (5.0%):
40,600	Coca-Cola Femsa S.A.B. de C.V., ADR	2,697,870
22,300	Diageo plc, ADR	1,504,135

		4,202,005

Chemicals (2.1%):
24,800	Agrium, Inc.	1,751,624

Commercial Banks (8.5%):
77,500	Australia And New Zealand Banking Group, Ltd., ADR	1,793,350
116,900	Banco Bilbao Vaizcaya-Argentaria SA, ADR	1,600,361
42,600	Bancolombia SA, ADR	1,945,116
24,500	Toronto-Dominion Bank	1,827,210

		7,166,037

Communications Equipment (1.0%):
57,700	Nokia OYJ, ADR	896,658

Computers & Peripherals (0.9%):
23,100	Fujitsu, Ltd., ADR	753,753

Construction Materials (1.8%):
61,100	CRH plc, ADR	1,520,779

Containers & Packaging (2.1%):
77,200	Amcor, Ltd., SP ADR	1,806,480

Diversified Telecommunication Services (4.5%):
94,500	France Telecom SA, ADR	2,272,725
109,500	Telstra Corp., Ltd., ADR	1,505,625

		3,778,350

Electric Utilities (3.0%):
122,700	CIA Paranaense de Energia, ADR	2,512,896

Energy Equipment & Services (2.0%):
20,900	Technip SA, ADR	1,701,260

Food & Staples Retailing (2.7%):
28,400	Delhaize Group, ADR	2,285,916

Food Products (1.9%):
54,800	Unilever plc, ADR	1,604,544

Health Care Equipment & Supplies (1.9%):
32,300	Covidien plc	1,624,044

Hotels, Restaurants & Leisure (2.0%):
219,700	Compass Group plc, ADR	1,746,615

Independent Power Producers & Energy Traders (0.9%):
15,500	International Power plc, ADR	753,765

Industrial Conglomerates (1.8%):
15,200	Siemens AG, ADR	1,519,544

Insurance (9.6%):
108,500	Axa, ADR	2,391,340
54,200	Axis Capital Holdings, Ltd.	1,694,292
98,800	Prudential plc, ADR	1,638,104
42,100	RenaissanceRe Holdings, Ltd.	2,389,596

		8,113,332

IT Services (0.9%):
18,100	Accenture plc, Class A	759,295

Media (2.9%):
156,500	Pearson plc, ADR	2,455,485

Metals & Mining (3.7%):
13,800	POSCO, ADR	1,614,738
153,000	Yamana Gold, Inc.	1,507,050

		3,121,788

Multiline Retail (0.9%):
69,900	Marks & Spencer Group plc, ADR	782,880

Oil, Gas & Consumable Fuels (14.2%):
63,800	Nexen, Inc.	1,576,498
35,100	Petroleo Brasileiro SA, ADR	1,561,599
40,400	Royal Dutch Shell plc, ADR	2,337,544
61,600	Sasol, Ltd., ADR	2,542,232
104,800	Statoil ASA, ADR	2,444,984
42,700	TransCanada Corp.	1,569,652

		12,032,509

Pharmaceuticals (6.6%):
54,200	AstraZeneca plc, ADR	2,423,824
61,600	GlaxoSmithKline plc, ADR	2,372,832
12,100	Teva Pharmaceutical Industries, Ltd., ADR	763,268

		5,559,924

Semiconductors & Semiconductor Equipment (0.9%):
130,200	Siliconware Precision Industries Co., ADR	782,502

Software (1.0%):
17,000	SAP AG, ADR	818,890

Tobacco (1.8%):
21,900	British American Tobacco plc, ADR	1,508,910

Trading Companies & Distributors (1.9%):
4,900	Mitsui & Co., Ltd., ADR	1,644,979

Water Utilities (3.9%):
89,800	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	3,304,640

Wireless Telecommunication Services (2.7%):
89,000	SK Telecom Co., Ltd., ADR	1,536,140
52,500	Turkcell Iletisim Hizmetleri AS, ADR	790,650

		2,326,790

Total Common Stocks (Cost $64,510,123)		81,267,822

Investment Companies (4.5%):
3,776,928	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,776,928

Total Investment Companies (Cost $3,776,928)		3,776,928

Total Investment Securities (Cost $68,287,051)(b)—100.5%		85,044,750
Net other assets (liabilities) — (0.5)%		(439,135)

Net Assets — 100.0%		$84,605,615

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $68,287,051. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,414,676
Unrealized depreciation	(656,977)

Net unrealized appreciation	$16,757,699

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	6.0%
Belgium	2.7%
Bermuda	4.8%
Brazil	8.7%
Canada	9.7%
Colombia	2.3%
Finland	1.1%
France	7.5%
Germany	2.7%
Ireland	4.6%
Israel	0.9%
Japan	2.8%
Mexico	3.2%
Norway	2.9%
Panama	1.0%
Republic of Korea	3.7%
South Africa	3.0%
Spain	1.9%
Taiwan	0.9%
Turkey	0.9%
United Kingdom	24.3%
United States	4.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.9%):
Aerospace & Defense (4.3%):
1,140	Precision Castparts Corp.	$144,449
3,240	United Technologies Corp.	238,497

		382,946

Air Freight & Logistics (1.0%):
920	FedEx Corp.	85,928

Auto Components (1.0%):
1,090	Lear Corp.*	86,491

Beverages (1.9%):
2,600	PepsiCo, Inc.	172,016

Biotechnology (5.0%):
3,125	Celgene Corp.*	193,625
5,510	Gilead Sciences, Inc.*	250,595

		444,220

Capital Markets (1.7%):
3,375	Ameriprise Financial, Inc.	153,090

Chemicals (1.0%):
1,260	Monsanto Co.	89,989

Communications Equipment (3.7%):
5,555	QUALCOMM, Inc.	233,255
1,255	Research In Motion, Ltd.*	92,807

		326,062

Computers & Peripherals (8.9%):
1,740	Apple Computer, Inc.*	408,778
11,810	EMC Corp.*	213,053
3,240	Hewlett-Packard Co.	172,206

		794,037

Construction & Engineering (1.4%):
2,770	Fluor Corp.	128,833

Containers & Packaging (1.7%):
4,180	Owens-Illinois, Inc.*	148,557

Diversified Financial Services (3.7%):
12,040	Bank of America Corp.	214,914
2,570	JPMorgan Chase & Co.	115,007

		329,921

Energy Equipment & Services (1.0%):
1,940	Baker Hughes, Inc.	90,870

Food Products (4.3%):
1,140	General Mills, Inc.	80,701
6,960	Kraft Foods, Inc., Class A	210,470
1,785	Mead Johnson Nutrition Co., Class A	92,873

		384,044

Health Care Equipment & Supplies (1.8%):
3,895	St. Jude Medical, Inc.*	159,890

Health Care Providers & Services (4.6%):
5,425	CIGNA Corp.	198,447
2,090	Express Scripts, Inc.*	212,678

		411,125

Hotels, Restaurants & Leisure (1.7%):
2,215	McDonald’s Corp.	147,785

Insurance (3.1%):
5,020	Genworth Financial, Inc.*	92,067
3,010	Prudential Financial, Inc.	182,105

		274,172

Internet & Catalog Retail (0.9%):
565	Amazon.com, Inc.*	76,687

Internet Software & Services (3.6%):
560	Google, Inc., Class A*	317,526

IT Services (3.2%):
3,105	Visa, Inc., Class A	282,648

Machinery (0.9%):
1,490	Joy Global, Inc.	84,334

Media (1.6%):
4,180	Walt Disney Co. (The)	145,924

Metals & Mining (2.0%):
2,500	Cliffs Natural Resources, Inc.	177,375

Multiline Retail (0.9%):
1,415	Kohl’s Corp.*	77,514

Oil, Gas & Consumable Fuels (3.1%):
1,375	Exxon Mobil Corp.	92,098
4,705	Petrohawk Energy Corp.*	95,417
1,960	Ultra Petroleum Corp.*	91,395

		278,910

Personal Products (2.7%):
3,120	Avon Products, Inc.	105,674
2,072	Estee Lauder Co., Inc. (The), Class A	134,411

		240,085

Pharmaceuticals (6.3%):
3,765	Abbott Laboratories	198,340
5,190	Merck & Co., Inc.	193,847
2,630	Teva Pharmaceutical Industries, Ltd., ADR	165,900

		558,087

Road & Rail (1.9%):
2,334	Union Pacific Corp.	171,082

Semiconductors & Semiconductor Equipment (8.4%):
3,535	Broadcom Corp., Class A	117,291
15,180	Intel Corp.	337,907
2,670	Lam Research Corp.*	99,644
7,725	Texas Instruments, Inc.	189,031

		743,873

Software (4.1%):
9,500	Microsoft Corp.	278,065
3,560	Oracle Corp.	91,456

		369,521

Specialty Retail (4.3%):
7,170	Gap, Inc. (The)	165,698
3,520	Home Depot, Inc.	113,872
2,415	TJX Cos., Inc.	102,686

		382,256

Wireless Telecommunication Services (1.2%):
2,490	American Tower Corp., Class A*	106,099

Total Common Stocks (Cost $8,039,690)		8,621,897

Investment Companies (2.9%):
255,648	Dreyfus Treasury Prime Cash Management, 0.00%(a)	255,648

Total Investment Companies (Cost $255,648)		255,648

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Fair
Shares	Value
Total Investment Securities (Cost $8,295,338)(b)—99.8%	8,877,545
Net other assets (liabilities) — 0.2%	14,727

Net Assets — 100.0%	$8,892,272

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $8,319,678. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$616,644
Unrealized depreciation	(58,777)

Net unrealized appreciation	$557,867

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Canada	2.1%
Israel	1.9%
United States	96.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (3.8%):
369,631	AerCap Holdings NV*	$4,258,149
79,830	Aerovironment, Inc.*	2,084,361

		6,342,510

Air Freight & Logistics (1.5%):
46,043	Atlas Air Worldwide Holdings, Inc.*	2,442,581

Airlines (2.9%):
631,588	AirTran Holdings, Inc.*	3,208,467
26,286	Copa Holdings SA, Class A	1,598,189

		4,806,656

Auto Components (1.2%):
84,350	Tenneco, Inc.*	1,994,878

Biotechnology (4.7%):
116,704	AMAG Pharmaceuticals, Inc.*	4,074,137
106,471	BioMarin Pharmaceutical, Inc.*	2,488,227
58,092	Cubist Pharmaceuticals, Inc.*	1,309,394

		7,871,758

Capital Markets (2.2%):
26,246	Greenhill & Co., Inc.	2,154,534
191,025	MF Global Holdings, Ltd.*	1,541,572

		3,696,106

Chemicals (1.0%):
53,236	Intrepid Potash, Inc.*	1,614,648

Commercial Banks (0.8%):
226,000	CapitalSource, Inc.	1,263,340

Commercial Services & Supplies (2.2%):
56,838	EnerNOC, Inc.*	1,686,952
368,184	Innerworkings, Inc.*	1,914,557

		3,601,509

Computers & Peripherals (1.7%):
123,141	VanceInfo Technologies, Inc., ADR*	2,744,813

Consumer Finance (0.9%):
42,700	World Acceptance Corp.*	1,540,616

Diversified Consumer Services (2.6%):
92,621	American Public Education*	4,316,139

Energy Equipment & Services (0.8%):
102,600	Scorpio Tankers, Inc.*	1,288,656

Food Products (1.7%):
440,787	Smart Balance, Inc.*	2,856,300

Health Care Equipment & Supplies (4.9%):
60,179	Abaxis, Inc.*	1,636,267
79,725	Masimo Corp.	2,116,699
58,641	NuVasive, Inc.*	2,650,573
49,805	Thoratec Corp.*	1,665,977

		8,069,516

Health Care Providers & Services (4.0%):
38,175	Amedisys, Inc.*	2,108,023
28,850	HMS Holdings Corp.*	1,471,062
39,172	IPC The Hospitalist Co.*	1,375,329
55,216	WellCare Health Plans, Inc.*	1,644,332

		6,598,746

Health Care Technology (0.9%):
23,575	Quality Systems, Inc.	1,448,448

Hotels, Restaurants & Leisure (5.8%):
30,920	Buffalo Wild Wings, Inc.*	1,487,561
119,223	Life Time Finess, Inc.*	3,350,166
143,096	Orient-Express Hotel, Ltd., Class A*	2,029,101
281,144	Pinnacle Entertainment, Inc.*	2,738,343

		9,605,171

Household Durables (0.9%):
52,275	Tempur-Pedic International, Inc.*	1,576,614

Internet Software & Services (1.8%):
107,793	Archipelago Learning, Inc.*	1,571,622
26,159	VistaPrint NV*	1,497,603

		3,069,225

IT Services (4.0%):
223,914	Sapient Corp.	2,046,574
42,225	Syntel, Inc.	1,624,396
86,833	TeleTech Holdings, Inc.*	1,483,107
73,575	VeriFone Holdings, Inc.*	1,486,951

		6,641,028

Machinery (1.3%):
66,250	Energy Recovery, Inc.*	417,375
29,576	Middleby Corp. (The)*	1,703,282

		2,120,657

Oil, Gas & Consumable Fuels (11.0%):
87,496	Comstock Resources, Inc.*	2,782,373
137,923	GMX Resources, Inc.*	1,133,727
67,661	Goodrich Petroleum Corp.*	1,058,218
249,375	Petrohawk Energy Corp.*	5,057,325
288,546	PetroQuest Energy, Inc.*	1,451,386
140,012	Quicksilver Resources, Inc.*	1,969,969
608,687	SandRidge Energy, Inc.*	4,686,890

		18,139,888

Pharmaceuticals (5.2%):
407,953	Cardiome Pharma Corp.*	2,696,569
604,470	Durect Corp.*	1,819,455
66,525	Par Pharmaceutical Cos., Inc.*	1,649,820
258,400	POZEN, Inc.*	2,475,472

		8,641,316

Professional Services (2.4%):
98,179	Corporate Executive Board Co.	2,610,580
72,225	Resources Connection, Inc.*	1,384,553

		3,995,133

Road & Rail (2.7%):
98,597	Celadon Group, Inc.*	1,374,442
56,400	Old Dominion Freight Line, Inc.*	1,883,196
98,126	Vitran Corp., Inc.*	1,187,325

		4,444,963

Semiconductors & Semiconductor Equipment (10.3%):
250,508	Advanced Energy Industries, Inc.*	4,148,413
73,721	Atheros Communications*	2,853,740
107,666	Netlogic Microsystems, Inc.*	3,168,610
376,405	Teradyne, Inc.*	4,204,444
240,313	Verigy, Ltd.*	2,686,699

		17,061,906

Software (5.5%):
80,800	Commvault Systems, Inc.*	1,725,080
13,641	MicroStrategy, Inc., Class A*	1,160,440
158,375	NetSuite, Inc.*	2,302,772
98,255	Rosetta Stone, Inc.*	2,336,504
84,500	SuccessFactors, Inc.*	1,608,880

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
		9,133,676

Specialty Retail (1.0%):
71,715	Ulta Salon, Cosmetics & Fragrance, Inc.*	$1,622,193

Textiles, Apparel & Luxury Goods (3.7%):
176,250	Iconix Brand Group, Inc.*	2,707,200
46,161	Lululemon Athletica, Inc.*	1,915,681
52,675	Under Armour, Inc.*	1,549,172

		6,172,053

Thrifts & Mortgage Finance (3.0%):
454,867	MGIC Investment Corp.*	4,989,891

Trading Companies & Distributors (0.9%):
104,455	Titan Machinery, Inc.*	1,429,989

Transportation Infrastructure (1.9%):
108,748	Aegean Marine Petroleum Network, Inc.	3,086,268

Total Common Stocks (Cost $139,938,375)		164,227,191

Investment Companies (0.9%):
1,605,139	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,605,139

Total Investment Companies (Cost $1,605,139)		1,605,139

Total Investment Securities (Cost $141,543,514)(b)—100.1%		165,832,330
Net other assets (liabilities) — (0.1)%		(240,776)

Net Assets — 100.0%		$165,591,554

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $149,285,757. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,201,162
Unrealized depreciation	(13,654,589)

Net unrealized appreciation	$16,546,573

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	2.1%
Canada	3.5%
Cayman Islands	1.7%
Greece	1.9%
Netherlands	2.6%
Panama	1.0%
Singapore	1.6%
United States	84.8%
Marshall Islands	0.8%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (2.9%):
53,198	Boeing Co. (The)	$3,862,707
27,114	General Dynamics Corp.	2,093,201
8,794	Goodrich Corp.	620,153
53,739	Honeywell International, Inc.	2,432,764
12,850	ITT Industries, Inc.	688,888
8,132	L-3 Communications Holdings, Inc.	745,135
22,157	Lockheed Martin Corp.	1,843,906
21,272	Northrop Grumman Corp.	1,394,805
9,963	Precision Castparts Corp.	1,262,412
26,634	Raytheon Co.	1,521,334
11,063	Rockwell Collins, Inc.	692,433
65,805	United Technologies Corp.	4,843,906

		22,001,644

Air Freight & Logistics (1.0%):
11,703	C.H. Robinson Worldwide, Inc.	653,613
14,929	Expeditors International of Washington, Inc.	551,179
21,996	FedEx Corp.	2,054,426
69,772	United Parcel Service, Inc., Class B	4,494,014

		7,753,232

Airlines (0.1%):
52,296	Southwest Airlines Co.	691,353

Auto Components (0.2%):
17,090	Goodyear Tire & Rubber Co.*	216,017
47,225	Johnson Controls, Inc.	1,557,953

		1,773,970

Automobiles (0.5%):
236,717	Ford Motor Co.*	2,975,533
16,462	Harley-Davidson, Inc.	462,088

		3,437,621

Beverages (2.5%):
7,654	Brown-Forman Corp., Class B	455,030
161,953	Coca-Cola Co. (The)	8,907,415
22,488	Coca-Cola Enterprises, Inc.	622,018
14,094	Constellation Brands, Inc.*	231,705
17,880	Dr Pepper Snapple Group, Inc.	628,840
11,154	Molson Coors Brewing Co.	469,137
114,817	PepsiCo, Inc.	7,596,293

		18,910,438

Biotechnology (1.5%):
68,804	Amgen, Inc.*	4,111,727
18,942	Biogen, Inc.*	1,086,513
32,315	Celgene Corp.*	2,002,237
5,264	Cephalon, Inc.*	356,794
18,696	Genzyme Corp.*	969,014
63,491	Gilead Sciences, Inc.*	2,887,571

		11,413,856

Building Products (0.1%):
25,270	Masco Corp.	392,190

Capital Markets (2.7%):
17,973	Ameriprise Financial, Inc.	815,255
84,918	Bank of New York Mellon Corp.	2,622,268
68,738	Charles Schwab Corp.	1,284,713
111,846	E*TRADE Financial Corp.*	184,546
6,259	Federated Investors, Inc.	165,112
10,432	Franklin Resources, Inc.	1,156,909
36,979	Goldman Sachs Group, Inc.	6,309,727
30,125	Invesco, Ltd.	660,039
12,973	Janus Capital Group, Inc.	185,384
11,455	Legg Mason, Inc.	328,415
98,259	Morgan Stanley	2,878,006
16,980	Northern Trust Corp.	938,315
34,826	State Street Corp.	1,572,046
18,196	T. Rowe Price Group, Inc.	999,506

		20,100,241

Chemicals (1.8%):
14,905	Air Products & Chemicals, Inc.	1,102,225
5,828	Airgas, Inc.	370,777
3,424	CF Industries Holdings, Inc.	312,200
80,850	Dow Chemical Co. (The)	2,390,735
63,529	E.I. du Pont de Nemours & Co.	2,365,820
5,108	Eastman Chemical Co.	325,277
16,622	Ecolab, Inc.	730,537
5,112	FMC Corp.	309,481
5,576	International Flavor & Fragrances, Inc.	265,808
38,352	Monsanto Co.	2,739,100
11,668	PPG Industries, Inc.	763,087
21,534	Praxair, Inc.	1,787,322
8,574	Sigma Aldrich Corp.	460,081

		13,922,450

Commercial Banks (3.1%):
48,556	BB&T Corp.	1,572,729
12,253	Comerica, Inc.	466,104
55,860	Fifth Third Bancorp	759,137
15,895	First Horizon National Corp.*	223,321
50,332	Huntington Bancshares, Inc.	270,283
61,820	KeyCorp	479,105
5,849	M&T Bank Corp.	464,294
37,121	Marshall & Ilsley Corp.	298,824
36,321	PNC Financial Services Group, Inc.	2,168,364
83,793	Regions Financial Corp.	657,775
35,151	SunTrust Banks, Inc.	941,695
134,466	U.S. Bancorp	3,479,980
364,019	Wells Fargo & Co.	11,328,271
10,567	Zions Bancorp	230,572

		23,340,454

Commercial Services & Supplies (0.5%):
7,901	Avery Dennison Corp.	287,675
9,272	Cintas Corp.	260,450
12,769	Iron Mountain, Inc.	349,871
14,615	Pitney Bowes, Inc.	357,337
14,436	R.R. Donnelley & Sons Co.	308,209
22,786	Republic Services, Inc.	661,250
5,975	Stericycle, Inc.*	325,637
34,102	Waste Management, Inc.	1,174,132

		3,724,561

Communications Equipment (2.5%):
402,271	Cisco Systems, Inc.*	10,471,114
9,212	Harris Corp.	437,478
15,789	JDS Uniphase Corp.*	197,836
36,916	Juniper Networks, Inc.*	1,132,583
162,633	Motorola, Inc.*	1,141,684
118,101	QUALCOMM, Inc.	4,959,061
26,900	Tellabs, Inc.	203,633

		18,543,389

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Computers & Peripherals (5.6%):
63,714	Apple Computer, Inc.*	$14,968,330
121,041	Dell, Inc.*	1,816,825
144,273	EMC Corp.*	2,602,685
165,393	Hewlett-Packard Co.	8,790,638
91,265	International Business Machines Corp.	11,704,736
5,487	Lexmark International, Inc.*	197,971
24,244	NetApp, Inc.*	789,385
8,003	QLogic Corp.*	162,461
16,141	SanDisk Corp.*	558,963
11,747	Teradata Corp.*	339,371
16,064	Western Digital Corp.*	626,335

		42,557,700

Construction & Engineering (0.2%):
12,562	Fluor Corp.	584,259
8,775	Jacobs Engineering Group, Inc.*	396,542
14,808	Quanta Services, Inc.*	283,721

		1,264,522

Construction Materials (0.1%):
8,896	Vulcan Materials Co.	420,247

Consumer Finance (0.8%):
84,104	American Express Co.	3,470,131
32,012	Capital One Financial Corp.	1,325,617
38,257	Discover Financial Services	570,029
34,147	SLM Corp.*	427,521

		5,793,298

Containers & Packaging (0.2%):
6,629	Ball Corp.	353,856
7,692	Bemis Co., Inc.	220,914
11,874	Owens-Illinois, Inc.*	422,002
9,337	Pactiv Corp.*	235,106
11,212	Sealed Air Corp.	236,349

		1,468,227

Distributors (0.1%):
11,174	Genuine Parts Co.	472,102

Diversified Consumer Services (0.2%):
9,083	Apollo Group, Inc., Class A*	556,697
4,365	DeVry, Inc.	284,598
23,633	H&R Block, Inc.	420,667

		1,261,962

Diversified Financial Services (4.5%):
704,828	Bank of America Corp.+	12,581,180
1,380,744	Citigroup, Inc.*	5,592,013
4,686	CME Group, Inc.	1,481,291
5,171	Intercontinental Exchange, Inc.*	580,083
279,159	JPMorgan Chase & Co.	12,492,365
13,371	Leucadia National Corp.*	331,734
13,815	Moody’s Corp.	410,996
10,446	NASDAQ OMX Group, Inc. (The)*	220,620
18,370	NYSE Euronext	543,936

		34,234,218

Diversified Telecommunication Services (2.5%):
414,706	AT&T, Inc.	10,716,003
21,075	CenturyTel, Inc.	747,320
22,073	Frontier Communications Corp.	164,223
104,738	Qwest Communications International, Inc.	546,732
199,232	Verizon Communications, Inc.	6,180,177
32,189	Windstream Corp.	350,538

		18,704,993

Electric Utilities (1.8%):
11,955	Allegheny Energy, Inc.	274,965
33,587	American Electric Power Co., Inc.	1,148,004
91,990	Duke Energy Corp.	1,501,277
22,919	Edison International	783,142
13,349	Entergy Corp.	1,085,941
46,385	Exelon Corp.	2,032,127
21,442	FirstEnergy Corp.	838,168
29,065	FPL Group, Inc.	1,404,711
12,364	Northeast Utilities	341,741
15,679	Pepco Holdings, Inc.	268,895
7,127	Pinnacle West Capital Corp.	268,902
26,526	PPL Corp.	735,035
19,997	Progress Energy, Inc.	787,082
57,638	Southern Co.	1,911,276

		13,381,266

Electrical Equipment (0.5%):
52,886	Emerson Electric Co.	2,662,281
3,422	First Solar, Inc.*	419,709
10,048	Rockwell Automation, Inc.	566,305
6,599	Roper Industries, Inc.	381,686

		4,029,981

Electronic Equipment, Instruments & Components (0.6%):
24,538	Agilent Technologies, Inc.*	843,862
12,194	Amphenol Corp., Class A	514,465
109,576	Corning, Inc.	2,214,531
10,777	FLIR Systems, Inc.*	303,911
13,621	Jabil Circuit, Inc.	220,524
9,571	Molex, Inc.	199,651

		4,296,944

Energy Equipment & Services (1.8%):
21,933	Baker Hughes, Inc.	1,027,342
20,662	BJ Services Co.	442,167
17,198	Cameron International Corp.*	737,106
4,883	Diamond Offshore Drilling, Inc.	433,659
8,586	FMC Technologies, Inc.*	554,913
63,620	Halliburton Co.	1,916,871
7,500	Helmerich & Payne, Inc.	285,600
20,000	Nabors Industries, Ltd.*	392,600
29,422	National-Oilwell Varco, Inc.	1,193,945
7,998	Rowan Cos., Inc.*	232,822
84,070	Schlumberger, Ltd.	5,335,082
17,453	Smith International, Inc.	747,337

		13,299,444

Food & Staples Retailing (2.6%):
30,883	Costco Wholesale Corp.	1,844,024
97,695	CVS Caremark Corp.	3,571,729
45,599	Kroger Co. (The)	987,674
27,316	Safeway, Inc.	679,076
14,895	Supervalu, Inc.	248,449
41,631	SYSCO Corp.	1,228,115
149,927	Wal-Mart Stores, Inc.	8,335,941
69,280	Walgreen Co.	2,569,595
11,995	Whole Foods Market, Inc.*	433,619

		19,898,222

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products (1.8%):
45,181	Archer-Daniels Midland Co.	$1,305,731
13,279	Campbell Soup Co.	469,413
31,153	ConAgra Foods, Inc.	781,006
12,738	Dean Foods Co.*	199,859
23,167	General Mills, Inc.	1,639,992
22,239	H.J. Heinz Co.	1,014,321
11,713	Hershey Co.	501,433
4,906	Hormel Foods Corp.	206,101
8,379	J.M. Smucker Co. (The)	504,918
17,933	Kellogg Co.	958,160
122,011	Kraft Foods, Inc., Class A	3,689,613
9,309	McCormick & Co.	357,093
14,387	Mead Johnson Nutrition Co., Class A	748,556
49,063	Sara Lee Corp.	683,448
21,487	Tyson Foods, Inc., Class A	411,476

		13,471,120

Gas Utilities (0.2%):
10,104	EQT Corp.	414,264
3,200	NICOR, Inc.	134,144
7,600	ONEOK, Inc.	346,940
12,270	Questar Corp.	530,064

		1,425,412

Health Care Equipment & Supplies (1.9%):
6,721	Bard (C.R.), Inc.	582,173
42,360	Baxter International, Inc.	2,465,352
16,560	Becton Dickinson & Co.	1,303,769
106,186	Boston Scientific Corp.*	766,663
12,496	CareFusion Corp.*	330,269
10,368	DENTSPLY International, Inc.	361,325
11,530	Hospira, Inc.*	653,174
2,739	Intuitive Surgical, Inc.*	953,528
77,657	Medtronic, Inc.	3,496,895
22,864	St. Jude Medical, Inc.*	938,567
19,874	Stryker Corp.	1,137,190
8,726	Varian Medical Systems, Inc.*	482,810
14,981	Zimmer Holdings, Inc.*	886,875

		14,358,590

Health Care Providers & Services (2.1%):
30,373	Aetna, Inc.	1,066,396
19,840	AmerisourceBergen Corp.	573,773
25,395	Cardinal Health, Inc.	914,982
19,319	CIGNA Corp.	706,689
10,438	Coventry Health Care, Inc.*	258,027
7,267	DaVita, Inc.*	460,728
19,352	Express Scripts, Inc.*	1,969,260
11,960	Humana, Inc.*	559,369
7,356	Laboratory Corp. of America Holdings*	556,923
18,927	McKesson HBOC, Inc.	1,243,883
32,604	Medco Health Solutions, Inc.*	2,104,914
6,586	Patterson Companies, Inc.	204,495
10,577	Quest Diagnostics, Inc.	616,533
30,597	Tenet Healthcare Corp.*	175,015
81,326	UnitedHealth Group, Inc.	2,656,920
31,190	WellPoint, Inc.*	2,008,012

		16,075,919

Hotels, Restaurants & Leisure (1.5%):
30,520	Carnival Corp.	1,186,618
9,824	Darden Restaurants, Inc.	437,561
20,898	International Game Technology	385,568
17,884	Marriott International, Inc., Class A	563,704
75,595	McDonald’s Corp.	5,043,698
52,268	Starbucks Corp.*	1,268,544
13,125	Starwood Hotels & Resorts Worldwide, Inc.	612,150
12,604	Wyndham Worldwide Corp.	324,301
4,851	Wynn Resorts, Ltd.	367,851
32,970	Yum! Brands, Inc.	1,263,740

		11,453,735

Household Durables (0.4%):
19,434	D. R. Horton, Inc.	244,868
10,698	Fortune Brands, Inc.	518,960
4,902	Harman International Industries, Inc.*	229,315
10,476	Leggett & Platt, Inc.	226,701
11,432	Lennar Corp.	196,745
19,580	Newell Rubbermaid, Inc.	297,616
22,377	Pulte Group, Inc.*	251,741
11,077	Stanley Black & Decker, Inc.	635,931
5,256	Whirlpool Corp.	458,586

		3,060,463

Household Products (2.4%):
9,853	Clorox Co. (The)	631,972
34,690	Colgate-Palmolive Co.	2,957,669
29,265	Kimberly-Clark Corp.	1,840,183
204,071	Procter & Gamble Co. (The)	12,911,572

		18,341,396

Independent Power Producers & Energy Traders (0.2%):
47,049	AES Corp. (The)*	517,539
14,155	Constellation Energy Group, Inc.	496,982
9,036	NRG Energy, Inc.*	188,852

		1,203,373

Industrial Conglomerates (2.4%):
50,017	3M Co.	4,179,921
749,694	General Electric Co.	13,644,431
19,154	Textron, Inc.	406,639

		18,230,991

Insurance (3.8%):
32,979	AFLAC, Inc.	1,790,430
37,730	Allstate Corp. (The)	1,219,056
9,432	American International Group, Inc.*	322,008
18,772	Aon Corp.	801,752
8,250	Assurant, Inc.	283,635
116,282	Berkshire Hathaway, Inc., Class B*	9,450,238
23,085	Chubb Corp. (The)	1,196,957
11,481	Cincinnati Financial Corp.	331,801
34,361	Genworth Financial, Inc.*	630,181
31,171	Hartford Financial Services Group, Inc.	885,880
21,269	Lincoln National Corp.	652,958
24,957	Loews Corp.	930,397
37,430	Marsh & McLennan Cos., Inc.	914,041
57,572	MetLife, Inc.	2,495,171
22,480	Principal Financial Group, Inc.	656,641
47,237	Progressive Corp. (The)	901,754
32,687	Prudential Financial, Inc.	1,977,564
5,839	Torchmark Corp.	312,445
36,083	Travelers Cos., Inc. (The)	1,946,317
23,392	UnumProvident Corp.	579,420
24,086	XL Capital, Ltd., Class A	455,225

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
		28,733,871

Internet & Catalog Retail (0.6%):
24,057	Amazon.com, Inc.*	$3,265,256
14,856	Expedia, Inc.	370,806
3,207	Priceline.com, Inc.*	817,785

		4,453,847

Internet Software & Services (1.8%):
12,090	Akamai Technologies, Inc.*	379,747
79,437	eBay, Inc.*	2,140,827
16,981	Google, Inc., Class A*	9,628,397
12,889	VeriSign, Inc.*	335,243
83,678	Yahoo!, Inc.*	1,383,197

		13,867,411

IT Services (1.5%):
35,468	Automatic Data Processing, Inc.	1,577,262
20,926	Cognizant Technology Solutions Corp., Class A*	1,066,808
10,811	Computer Sciences Corp.*	589,091
23,222	Fidelity National Information Services, Inc.	544,324
10,721	Fiserv, Inc.*	544,198
6,785	MasterCard, Inc., Class A	1,723,390
22,629	Paychex, Inc.	694,710
21,469	SAIC, Inc.*	380,001
13,922	Total System Services, Inc.	218,019
31,378	Visa, Inc., Class A	2,856,339
48,373	Western Union Co.	820,406

		11,014,548

Leisure Equipment & Products (0.1%):
19,134	Eastman Kodak Co.*	110,786
8,623	Hasbro, Inc.	330,088
25,592	Mattel, Inc.	581,962

		1,022,836

Life Sciences Tools & Services (0.4%):
12,723	Life Technologies Corp.*	665,031
3,946	Millipore Corp.*	416,698
8,301	PerkinElmer, Inc.	198,394
28,768	Thermo Fisher Scientific, Inc.*	1,479,826
6,591	Waters Corp.*	445,156

		3,205,105

Machinery (1.6%):
43,909	Caterpillar, Inc.	2,759,681
14,147	Cummins, Inc.	876,407
18,409	Danaher Corp.	1,471,063
29,807	Deere & Co.	1,772,324
13,111	Dover Corp.	612,939
11,621	Eaton Corp.	880,523
3,934	Flowserve Corp.	433,802
27,180	Illinois Tool Works, Inc.	1,287,245
25,611	PACCAR, Inc.	1,109,981
8,271	Pall Corp.	334,893
11,297	Parker Hannifin Corp.	731,368
4,081	Snap-On, Inc.	176,870

		12,447,096

Media (3.0%):
47,568	CBS Corp.	663,098
199,362	Comcast Corp., Class A	3,751,993
65,701	DIRECTV Group, Inc. (The), Class A*	2,221,351
19,921	Discovery Communications, Inc., Class A*	673,131
16,676	Gannett Co., Inc.	275,488
34,251	Interpublic Group of Cos., Inc. (The)*	284,968
22,180	McGraw-Hill Cos., Inc. (The)	790,717
2,608	Meredith Corp.	89,741
8,174	New York Times Co., Class A*	90,977
158,388	News Corp.	2,282,371
21,811	Omnicom Group, Inc.	846,485
6,317	Scripps Networks Interactive, Class A	280,159
24,791	Time Warner Cable, Inc.	1,321,608
80,813	Time Warner, Inc.	2,527,022
42,702	Viacom, Inc., Class B*	1,468,095
136,295	Walt Disney Co. (The)	4,758,058
430	Washington Post Co. (The), Class B	190,997

		22,516,259

Metals & Mining (1.1%):
7,663	AK Steel Holding Corp.	175,176
71,750	Alcoa, Inc.	1,021,720
6,918	Allegheny Technologies, Inc.	373,503
9,516	Cliffs Natural Resources, Inc.	675,160
30,263	Freeport-McMoRan Copper & Gold, Inc., Class B	2,528,171
34,515	Newmont Mining Corp.	1,757,849
22,168	Nucor Corp.	1,005,984
5,999	Titanium Metals Corp.*	99,523
10,126	United States Steel Corp.	643,204

		8,280,290

Multi-Utilities (1.2%):
16,684	Ameren Corp.	435,119
27,659	Centerpoint Energy, Inc.	397,183
16,143	CMS Energy Corp.	249,571
19,790	Consolidated Edison, Inc.	881,447
42,187	Dominion Resources, Inc.	1,734,308
11,609	DTE Energy Co.	517,761
5,398	Integrys Energy Group, Inc.	255,757
19,447	NiSource, Inc.	307,263
26,112	PG&E Corp.	1,107,671
35,547	Public Service Enterprise Group, Inc.	1,049,347
7,833	SCANA Corp.	294,442
17,374	Sempra Energy	866,963
15,080	TECO Energy, Inc.	239,621
8,233	Wisconsin Energy Corp.	406,792
32,129	Xcel Energy, Inc.	681,135

		9,424,380

Multiline Retail (0.9%):
5,834	Big Lots, Inc.*	212,474
9,722	Family Dollar Stores, Inc.	355,923
16,688	J.C. Penney Co., Inc.	536,853
21,572	Kohl’s Corp.*	1,181,714
29,730	Macy’s, Inc.	647,222
11,613	Nordstrom, Inc.	474,391
3,420	Sears Holdings Corp.*	370,831
52,875	Target Corp.	2,781,225

		6,560,633

Office Electronics (0.1%):
95,083	Xerox Corp.	927,059

Oil, Gas & Consumable Fuels (8.9%):
34,620	Anadarko Petroleum Corp.	2,521,375
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
23,655	Apache Corp.	$2,400,983
7,306	Cabot Oil & Gas Corp.	268,861
45,838	Chesapeake Energy Corp.	1,083,610
141,116	Chevron Corp.	10,700,826
104,481	ConocoPhillips	5,346,293
12,728	Consol Energy, Inc.	542,976
27,844	Denbury Resources, Inc.*	469,728
31,406	Devon Energy Corp.	2,023,489
49,361	El Paso Corp.	535,073
17,756	EOG Resources, Inc.	1,650,243
331,707	Exxon Mobil Corp.	22,217,735
20,478	Hess Corp.	1,280,899
49,768	Marathon Oil Corp.	1,574,660
6,677	Massey Energy Co.	349,140
13,447	Murphy Oil Corp.	755,587
12,269	Noble Energy, Inc.	895,637
57,059	Occidental Petroleum Corp.	4,823,768
18,903	Peabody Energy Corp.	863,867
8,118	Pioneer Natural Resources Co.	457,206
11,181	Range Resources Corp.	524,053
24,338	Southwestern Energy Co.*	991,043
45,535	Spectra Energy Corp.	1,025,904
8,216	Sunoco, Inc.	244,097
9,876	Tesoro Corp.	137,276
39,784	Valero Energy Corp.	783,745
41,045	Williams Cos., Inc. (The)	948,140
40,985	XTO Energy, Inc.	1,933,672

		67,349,886

Paper & Forest Products (0.2%):
30,465	International Paper Co.	749,744
12,034	MeadWestvaco Corp.	307,469
14,872	Weyerhaeuser Co.	673,255

		1,730,468

Personal Products (0.2%):
30,035	Avon Products, Inc.	1,017,286
8,320	Estee Lauder Co., Inc. (The), Class A	539,718

		1,557,004

Pharmaceuticals (6.0%):
109,104	Abbott Laboratories	5,747,599
21,621	Allergan, Inc.	1,412,284
120,470	Bristol-Myers Squibb Co.	3,216,549
71,323	Eli Lilly & Co.	2,583,319
21,275	Forest Laboratories, Inc.*	667,184
193,345	Johnson & Johnson Co.	12,606,094
17,536	King Pharmaceuticals, Inc.*	206,223
218,902	Merck & Co., Inc.	8,175,990
21,547	Mylan, Inc.*	489,332
567,065	Pfizer, Inc.	9,725,165
7,512	Watson Pharmaceuticals, Inc.*	313,776

		45,143,515

Professional Services (0.1%):
3,600	Dun & Bradstreet Corp.	267,912
8,906	Equifax, Inc.	318,835
8,881	Monster Worldwide, Inc.*	147,514
10,473	Robert Half International, Inc.	318,693

		1,052,954

Real Estate Investment Trusts (REITs) (1.2%):
8,284	Apartment Investment & Management Co., Class A	152,508
5,729	Avalonbay Communities, Inc.	494,699
9,777	Boston Properties, Inc.	737,577
19,829	Equity Residential Property Trust	776,305
20,674	HCP, Inc.	682,242
8,690	Health Care REIT, Inc.	393,049
45,963	Host Hotels & Resorts, Inc.	673,358
28,554	Kimco Realty Corp.	446,585
11,439	Plum Creek Timber Co., Inc.	445,091
33,384	ProLogis Trust	440,669
9,532	Public Storage, Inc.	876,849
20,386	Simon Property Group, Inc.	1,710,385
11,031	Ventas, Inc.	523,752
11,090	Vornado Realty Trust	839,513

		9,192,582

Real Estate Management & Development (0.0%):
19,058	CB Richard Ellis Group, Inc.*	302,069

Road & Rail (0.7%):
27,504	CSX Corp.	1,399,954
25,971	Norfolk Southern Corp.	1,451,519
3,830	Ryder System, Inc.	148,451
35,514	Union Pacific Corp.	2,603,176

		5,603,100

Semiconductors & Semiconductor Equipment (2.5%):
39,768	Advanced Micro Devices, Inc.*	368,649
20,932	Altera Corp.	508,857
20,947	Analog Devices, Inc.	603,693
94,443	Applied Materials, Inc.	1,273,092
30,322	Broadcom Corp., Class A	1,006,084
388,149	Intel Corp.	8,640,197
12,144	KLA-Tencor Corp.	375,492
15,703	Linear Technology Corp.	444,081
46,282	LSI Logic Corp.*	283,246
16,042	MEMC Electronic Materials, Inc.*	245,924
12,978	Microchip Technology, Inc.	365,460
59,860	Micron Technology, Inc.*	621,945
16,708	National Semiconductor Corp.	241,431
6,736	Novellus Systems, Inc.*	168,400
39,156	NVIDIA Corp.*	680,531
12,542	Teradyne, Inc.*	140,094
87,292	Texas Instruments, Inc.	2,136,035
19,398	Xilinx, Inc.	494,649

		18,597,860

Software (4.0%):
36,851	Adobe Systems, Inc.*	1,303,420
16,173	Autodesk, Inc.*	475,810
12,855	BMC Software, Inc.*	488,490
27,809	CA, Inc.	652,677
12,936	Citrix Systems, Inc.*	614,072
16,175	Compuware Corp.*	135,870
22,949	Electronic Arts, Inc.*	428,228
22,055	Intuit, Inc.*	757,369
11,173	McAfee, Inc.*	448,372
536,089	Microsoft Corp.	15,691,325
24,640	Novell, Inc.*	147,593
274,659	Oracle Corp.	7,055,990
13,290	Red Hat, Inc.*	388,998
7,735	Salesforce.com, Inc.*	575,871
56,791	Symantec Corp.*	960,904

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
		30,124,989

Specialty Retail (2.0%):
6,182	Abercrombie & Fitch Co., Class A	$282,146
6,400	AutoNation, Inc.*	115,712
2,086	AutoZone, Inc.*	361,066
18,408	Bed Bath & Beyond, Inc.*	805,534
24,108	Best Buy Co., Inc.	1,025,554
11,576	GameStop Corp., Class A*	253,630
33,573	Gap, Inc. (The)	775,872
119,498	Home Depot, Inc.	3,865,760
18,834	Limited Brands, Inc.	463,693
103,461	Lowe’s Cos., Inc.	2,507,895
9,665	O’Reilly Automotive, Inc.*	403,127
19,423	Office Depot, Inc.*	154,996
8,799	RadioShack Corp.	199,121
8,722	Ross Stores, Inc.	466,365
6,466	Sherwin Williams Co.	437,619
51,259	Staples, Inc.	1,198,948
8,744	Tiffany & Co.	415,253
29,488	TJX Cos., Inc.	1,253,830
9,116	Urban Outfitters, Inc.*	346,682

		15,332,803

Textiles, Apparel & Luxury Goods (0.5%):
22,075	Coach, Inc.	872,404
27,412	Nike, Inc., Class B	2,014,782
4,032	Polo Ralph Lauren Corp.	342,881
6,229	V.F. Corp.	499,255

		3,729,322

Thrifts & Mortgage Finance (0.1%):
33,291	Hudson City Bancorp, Inc.	471,401
26,149	People’s United Financial, Inc.	408,970

		880,371

Tobacco (1.5%):
146,222	Altria Group, Inc.	3,000,475
10,877	Lorillard, Inc.	818,386
132,153	Philip Morris International, Inc.	6,893,101
11,895	Reynolds American, Inc.	642,092

		11,354,054

Trading Companies & Distributors (0.1%):
9,240	Fastenal Co.	443,428
4,325	W.W. Grainger, Inc.	467,619

		911,047

Wireless Telecommunication Services (0.3%):
28,313	American Tower Corp., Class A*	1,206,417
18,480	MetroPCS Communications, Inc.*	130,839
209,454	Sprint Nextel Corp.*	795,925

		2,133,181

Total Common Stocks (Cost $638,817,184)		742,158,064

Investment Companies (1.6%):
12,310,656	Dreyfus Treasury Prime Cash Management, 0.00%(a)	12,310,656

Total Investment Companies (Cost $12,310,656)		12,310,656

Total Investment Securities (Cost $651,127,840) (b)—99.8%		754,468,720
Net other assets (liabilities) — 0.2%		1,398,727

Net Assets — 100.0%		$755,867,447

Percentages indicated are based on net assets as of March 31, 2010.

REIT	Real Estate Investment Trust

*	Non-income producing security.

+	All or a portion of the security segregated as collateral for futures contracts. The fair value of the security is $1,936,725.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $679,356,638. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$111,204,526
Unrealized depreciation	(36,092,444)

Net unrealized appreciation	$75,112,082

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	0.1%
Cayman Islands	0.1%
Netherlands	0.7%
Panama	0.2%
United States	98.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Futures Contracts
Securities with an aggregate fair value of $1,936,725 have been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/10	223	$12,711,508	$280,472
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.3%):
Auto Components (0.4%):
463,034	TAV Havalimanlari Holding A/S*	$1,857,978

Automobiles (1.4%):
55,573	Hyundai Motor Co.	5,669,446

Beverages (0.6%):
127,371	Anadolu Efes Biracilik ve Malt Sanayii AS	1,341,995
11,800	Companhia de Bebidas das Americas, ADR, Preferred Shares	1,081,588

		2,423,583

Capital Markets (0.2%):
96,853	KGI Securities Co., Ltd. GDR, Registered Shares*	909,062

Chemicals (1.6%):
57,389	Israel Chemicals, Ltd.	774,556
13,369	LG Chem, Ltd.	2,839,411
19,074	Makhteshim-Agan Industries, Ltd.	86,269
45,000	Sociedad Quimica y Minera de Chile SA, ADR	1,682,550
58,050	Uralkali, SP*	1,221,167

		6,603,953

Commercial Banks (23.3%):
208,165	ABSA Group, Ltd.	4,073,970
154,393	Banco Bradesco SA, ADR	2,845,463
1,102,500	Bangkok Bank Public Co., Ltd.	4,694,220
427,794	Bank Hapoalim BM*	1,904,615
3,009,000	Bank of China, Ltd., Class H	1,600,755
11,524,600	China Construction Bank	9,420,671
1,234,000	CIMB Group Holdings Bhd	5,317,580
176,609	Commercial International Bank	2,087,964
171,810	Daegu Bank	2,299,648
100,720	Hana Financial Group, Inc.	3,122,333
74,914	HDFC Bank, Ltd.	3,223,011
4,270,000	Industrial & Commercial Bank of China	3,248,922
461,243	Itau Unibanco Banco Multiplo SA, ADR	10,142,734
2,056,400	Kasikornbank Public Co., Ltd.	6,145,534
8,663	Komercni Banka AS	1,760,348
230,492	OTP Bank Nyrt.*	8,083,270
4,852,500	PT Bank Mandiri Tbk	2,857,761
1,318,969	Sberbank	3,859,976
110,320	Shinhan Financial Group Co., Ltd.	4,364,150
276,670	Standard Bank Group, Ltd.	4,360,784
1,337,651	Turkiye Garanti Bankasi AG	6,271,150
429,247	Turkiye Halk Bankasi AS	3,116,514
639,224	Turkiye Is Bankasi, Class C	2,080,446
294,800	Turkiye Is Bankasi*	925,015

		97,806,834

Commercial Services & Supplies (0.3%):
1,421,900	PLUS Expressways Berhad	1,474,381

Computers & Peripherals (1.1%):
791,540	Acer, Inc.	2,336,778
1,152,000	Asustek Computer, Inc.	2,004,984
26,600	Asustek Computer, Inc., GDR, Registered Shares	231,420

		4,573,182

Construction & Engineering (2.5%):
500,163	Aveng, Ltd.	2,586,797
34,908	GS Engineering & Construction Corp.	3,004,756
42,900	Hyundai Engineering & Construction Co., Ltd.	2,352,437
1,250,800	IJM Corp. Berhad	1,871,058
267,171	Raubex Group, Ltd.	844,548

		10,659,596

Construction Materials (0.5%):
860,000	China Shanshui Cement Group, Ltd.	480,867
1,061,500	PT Indocement Tunggal Prakarsa Tbk	1,661,036

		2,141,903

Diversified Consumer Services (0.7%):
98,189	Estacio Participacoes SA	1,193,183
9,502	MegaStudy Co., Ltd.	1,566,966

		2,760,149

Diversified Financial Services (0.7%):
442,942	BM&FBOVESPA SA	2,975,374

Diversified Telecommunication Services (1.8%):
505,321	Bezeq The Israeli Telecommunication Corp., Ltd.	1,434,456
1,684,000	China Unicom, Ltd.	1,880,319
687,202	Magyar Telekom Telecommunications plc	2,809,681
84,285	Tele Norte Leste Participacoes SA, ADR	1,488,473

		7,612,929

Electric Utilities (1.4%):
13,125	Companhia Energetica de Minas Gerais SA, ADR	218,400
61,365	Companhia Energetica de Minas Gerais, Preferred Shares	1,015,327
79,208	EDP — Energias do Brasil SA	1,520,883
48,100	Intergeneration JSC*	0
90,150	Korea Electric Power Corp.*	2,911,009
13,200	Sibenergyholding JSC*	0

		5,665,619

Electrical Equipment (0.4%):
28,604	Bharat Heavy Electricals, Ltd.	1,523,723

Electronic Equipment, Instruments & Components (2.9%):
201,800	AU Optronics Corp., ADR	2,286,394
774,515	Hon Hai Precision Industry Co., Ltd.	3,351,817
432,801	Hon Hai Precision Industry Co., Ltd.	3,977,239
66,690	LG Display Co., Ltd.	2,356,146

		11,971,596

Food & Staples Retailing (1.9%):
695,500	Cencosud SA	2,731,611
41,400	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADR	2,783,322
5,416	Shinsegae Co., Ltd.	2,561,930

		8,076,863

Food Products (3.0%):
118,405	BRF-Brazil Foods SA	3,202,097
936,000	China Mengniu Dairy Co., Ltd.*	2,910,014
692,600	Kuala Lumpur Kepong Berhad	3,544,516
1,303,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,405,505
1,379,140	Uni-President Enterprises Corp.	1,569,475

		12,631,607

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Gas Utilities (0.6%):
5,541,000	PT Perusahaan Gas Negara	$2,585,581

Household Durables (1.0%):
40,065	LG Electronics, Inc.	4,075,241

Household Products (0.5%):
7,268	LG Household & Health Care, Ltd.	1,945,958

Independent Power Producers & Energy Traders (0.5%):
68,664	Akenerji Elektrik Uretim A/S	787,177
604,000	China Resources Power Holdings Co.	1,290,304

		2,077,481

Industrial Conglomerates (1.2%):
272,500	Beijing Enterprises Holdings, Ltd.	1,894,097
80,642	Bidvest Group, Ltd.	1,508,675
1,382,000	Far Eastern Textile, Ltd.	1,518,011

		4,920,783

Insurance (3.2%):
2,252,500	Cathay Financial Holding Co., Ltd.*	3,757,992
381,000	China Life Insurance Co., Ltd., Class H	1,830,385
621,800	China Pacific Insurance Group Co., Ltd., Class H*	2,748,789
589,500	Ping An Insurance Group Co. of China	5,067,624

		13,404,790

Internet Software & Services (0.4%):
87,200	Tencent Holdings, Ltd.	1,745,492

IT Services (0.6%):
41,893	Infosys Technologies, Ltd.	2,439,079

Machinery (0.5%):
1,065,500	PT United Tractors Tbk	2,146,651

Media (1.1%):
107,727	Naspers, Ltd.	4,682,628

Metals & Mining (11.2%):
49,992	African Rainbow Minerals, Ltd.	1,316,313
57,400	Bradespar SA, Preferred Shares	1,407,955
144,750	Cherepovets MK Severstal*	2,112,774
3,629,457	China Steel Corp.	3,742,076
28,117	Companhia Siderurgica Nacional SA, ADR	1,122,712
47,017	Gerdau SA, SP ADR	766,377
208,676	Gold Fields, Ltd.	2,638,624
2,331,000	Hidili Industry International Development, Ltd.*	2,531,213
173,791	Impala Platinum Holdings, Ltd.	5,108,126
39,003	Mechel, ADR	1,108,465
110,624	Mining & Metallurgical Co. Norilsk Nickel, ADR*	2,039,906
10,128	POSCO	4,738,223
76,200	Southern Copper Corp.	2,413,254
103,030	Tata Steel, Ltd.	1,451,073
98,010	Usinas Siderurgicas de Minas Gerais SA	3,376,176
279,300	Vale SA, ADR	7,753,368
96,700	Vale SA, SP ADR	3,112,773

		46,739,408

Multiline Retail (1.5%):
1,311,000	Golden Eagle Retail Group, Ltd.	2,629,263
22,997	Hyundai Dept. Store	2,102,760
989,000	Parkson Retail Group, Ltd.	1,707,341

		6,439,364

Oil, Gas & Consumable Fuels (16.4%):
967,000	China Shenhua Energy Co., Ltd.	4,166,938
4,533,000	CNOOC, Ltd.	7,482,230
2,900	CNOOC, Ltd., ADR	478,732
35,200	Empresa Nacional de Electricidad SA, ADR	1,654,048
95,100	LUKOIL, ADR	5,392,170
27,502	MOL Hungarian Oil & Gas Nyrt.*	2,810,684
12,750	Novatek Oao	929,573
516,191	OAO Gazprom, ADR	12,115,003
1,306,000	PetroChina Co., Ltd.	1,531,267
238,388	Petroleo Brasileiro SA, ADR, Class A	9,437,781
138,500	Petroleo Brasileiro SA, ADR	6,161,865
52,500	Petroleo Brasiliero SA — Petrobras	1,169,325
499,600	PTT PCL	4,054,586
131,472	Reliance Industries, Ltd.	3,147,704
429,150	Rosneft Oil Co.	3,410,361
16,670	SK Energy Co., Ltd.	1,788,415
126,179	Turkish Petroleum Refineries Corp.	2,872,941

		68,603,623

Pharmaceuticals (1.9%):
128,826	Teva Pharmaceutical Industries, Ltd., ADR	8,126,344

Real Estate Management & Development (2.3%):
115,400	BR Malls Participacoes SA*	1,363,376
608,000	China Overseas Land & Investment, Ltd.	1,370,465
7,440,420	Franshion Properties China, Ltd.	2,525,168
11,892,900	Land & Houses Public Co., Ltd. NVDR	2,228,863
826,000	Poly Hong Kong Investment, Ltd.	1,051,315
517,032	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	956,645

		9,495,832

Semiconductors & Semiconductor Equipment (5.4%):
24,446	Samsung Electronics Co., Ltd.	17,685,137
2,639,110	Taiwan Semiconductor Manufacturing Co., Ltd.	5,095,028

		22,780,165

Software (0.2%):
25,900	Perfect World Co., Ltd., ADR*	969,955

Specialty Retail (1.2%):
1,955,000	Belle International Holdings, Ltd.	2,625,263
419,957	JD Group, Ltd.	2,566,203

		5,191,466

Transportation Infrastructure (1.2%):
890,000	China Merchants Holdings International Co., Ltd.	3,269,938
1,664,000	Jiangsu Express Co., Ltd., Class H, Series H	1,571,378

		4,841,316

Wireless Telecommunication Services (2.7%):
407,500	China Mobile, Ltd.	3,913,223
13,100	China Mobile, Ltd., ADR	630,372
81,200	Mobile TeleSystems, ADR	4,506,600
90,400	Vivo Participacoes SA, ADR	2,450,744

		11,500,939

Total Common Stocks (Cost $304,378,911)		412,049,874

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Warrants (0.5%):
Diversified Financial Services (0.5%):
703,008	Sberbank*(a)	$2,031,693

Total Warrants (Cost $1,621,695)		2,031,693

Investment Companies (0.5%):
1,942,676	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,942,676

Total Investment Companies (Cost $1,942,676)		1,942,676

Total Investment Securities (Cost $307,943,282)(c)—99.3%		416,024,243
Net other assets (liabilities) — 0.7%		2,943,575

Net Assets — 100.0%		$418,967,818

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

GDR	Global Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at March 31, 2010.

(c)	Cost for federal income tax purposes is $319,288,034. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$109,926,882
Unrealized depreciation	(13,190,673)

Net unrealized appreciation	$96,736,209

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Brazil	16.0%
Cayman Islands	0.7%
Chile	1.5%
China	7.5%
Czech Republic	0.4%
Egypt	0.5%
Hong Kong	8.8%
Hungary	3.3%
India	2.8%
Indonesia	2.6%
Israel	3.0%
Malaysia	2.9%
Republic of Korea	15.7%
Russian Federation	8.8%
South Africa	7.1%
Switzerland	0.7%
Taiwan	7.4%
Thailand	4.1%
Turkey	4.3%
United Kingdom	0.5%
United States	1.1%
Tokelau	0.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.8%):
Aerospace & Defense (2.8%):
18,392	AAR Corp.*	$456,489
7,027	Aerovironment, Inc.*	183,475
4,253	American Science & Engineering, Inc.	318,635
6,284	Applied Signal Technology, Inc.	123,041
12,002	Ceradyne, Inc.*	272,325
7,324	Cubic Corp.	263,664
21,642	Curtiss-Wright Corp.	753,142
14,091	Esterline Technologies Corp.*	696,518
24,000	Gencorp, Inc.*	138,240
21,435	Moog, Inc., Class A*	759,228
26,915	Orbital Sciences Corp.*	511,654
7,600	Stanley, Inc.*	215,004
17,105	Teledyne Technologies, Inc.*	705,923
7,877	Triumph Group, Inc.	552,099

		5,949,437

Air Freight & Logistics (0.4%):
13,689	Forward Air Corp.	360,021
17,984	HUB Group, Inc., Class A*	503,192

		863,213

Airlines (0.4%):
7,134	Allegiant Travel Co.*	412,773
26,545	SkyWest, Inc.	379,063

		791,836

Auto Components (0.3%):
8,909	Drew Industries, Inc.*	196,176
15,600	Spartan Motors, Inc.	87,360
8,672	Standard Motor Products, Inc.	86,026
11,000	Superior Industries International, Inc.	176,880

		546,442

Automobiles (0.1%):
13,700	Winnebago Industries, Inc.*	200,157

Beverages (0.1%):
4,801	Boston Beer Co., Inc. (The), Class A*	250,900

Biotechnology (1.2%):
13,300	ArQule, Inc.*	76,608
27,396	Cubist Pharmaceuticals, Inc.*	617,506
7,827	Emergent Biosolutions, Inc.*	131,572
15,728	Martek Biosciences Corp.*	354,037
30,480	Regeneron Pharmaceuticals, Inc.*	807,415
31,640	Savient Pharmaceuticals, Inc.*	457,198

		2,444,336

Building Products (1.0%):
5,900	AAON, Inc.	133,458
13,227	Apogee Enterprises, Inc.	209,119
14,300	Gibraltar Industries, Inc.*	180,323
20,800	Griffon Corp.*	259,168
8,543	NCI Building Systems, Inc.*	94,315
17,882	Quanex Building Products Corp.	295,589
18,198	Simpson Manufacturing Co., Inc.	505,176
9,115	Universal Forest Products, Inc.	351,110

		2,028,258

Capital Markets (1.0%):
20,892	Investment Technology Group, Inc.*	348,687
20,213	Labranche & Co., Inc.*	106,320
20,083	OptionsXpress Holdings, Inc.*	327,152
7,485	Piper Jaffray Cos., Inc.*	301,646
14,594	Stifel Financial Corp.*	784,428
13,714	SWS Group, Inc.	158,122
15,700	Tradestation Group, Inc.*	110,057

		2,136,412

Chemicals (2.0%):
9,700	American Vanguard Corp.	79,055
11,856	Arch Chemicals, Inc.	407,728
13,253	Balchem Corp.	326,687
26,453	Calgon Carbon Corp.*	452,875
23,013	H.B. Fuller Co.	534,132
5,535	NewMarket Corp.	570,050
14,440	OM Group, Inc.*	489,227
5,300	Penford Corp.*	54,325
43,718	PolyOne Corp.*	447,672
5,200	Quaker Chemical Corp.	140,972
12,337	Schulman, Inc.	301,886
3,602	Stepan Co.	201,316
10,314	Zep, Inc.	225,670

		4,231,595

Commercial Banks (6.2%):
6,100	Bank of the Ozarks, Inc.	214,659
30,500	Boston Private Financial Holdings, Inc.	224,785
7,509	City Holding Co.	257,484
13,305	Columbia Banking System, Inc.	270,225
15,514	Community Bank System, Inc.	353,409
43,584	East West Bancorp, Inc.	759,233
36,100	First Bancorp	87,001
35,700	First Commonwealth Financial Corp.	239,547
23,176	First Financial Bancorp	412,301
9,845	First Financial Bankshares, Inc.	507,510
34,982	First Midwest Bancorp, Inc.	474,006
33,921	Glacier Bancorp, Inc.	516,617
13,409	Hancock Holding Co.	560,630
24,251	Hanmi Financial Corp.*	58,202
9,238	Home Bancshares, Inc.	244,253
9,887	Independent Bank Corp.	243,813
15,315	Nara Bancorp, Inc.*	134,159
59,509	National Penn Bancshares, Inc.	410,612
16,313	NBT Bancorp, Inc.	372,752
41,195	Old National Bancorp	492,280
15,800	Pinnacle Financial Partners, Inc.*	238,738
27,644	PrivateBancorp, Inc.	378,723
11,447	S & T Bancorp, Inc.	239,242
19,176	Signature Bank*	710,471
7,288	Simmons First National Corp., Class A	200,930
101,400	South Financial Group, Inc. (The)	70,098
12,614	Sterling Bancorp	126,771
46,889	Sterling Bancshares, Inc.	261,641
58,479	Susquehanna Bancshares, Inc.	573,679
3,630	Tompkins Financial Corp.	132,422
14,137	UMB Financial Corp.	573,962
54,060	Umpqua Holdings Corp.	716,836
18,083	United Bankshares, Inc.	474,136
39,053	United Community Banks, Inc.*	172,224
45,576	Whitney Holding Corp.	628,493
9,200	Wilshire Bancorp, Inc.	101,476
14,239	Wintrust Financial Corp.	529,833

		12,963,153

Commercial Services & Supplies (2.3%):
22,149	ABM Industries, Inc.	469,559
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
9,400	ATC Technology Corp.*	$161,304
18,955	Bowne & Co., Inc.	211,538
5,276	Consolidated Graphics, Inc.*	218,479
8,700	G & K Services, Inc., Class A	225,156
24,453	Geo Group, Inc. (The)*	484,658
20,541	Healthcare Services Group, Inc.	459,913
26,500	Interface, Inc.	306,870
17,140	Mobile Mini, Inc.*	265,499
6,000	Standard Register Co. (The)	32,100
19,041	Sykes Enterprises, Inc.*	434,896
29,138	Tetra Tech, Inc.*	671,340
11,341	United Stationers, Inc.*	667,418
9,708	Viad Corp.	199,499

		4,808,229

Communications Equipment (2.2%):
59,237	Arris Group, Inc.*	711,436
5,400	Bel Fuse, Inc., Class B	108,810
8,290	Black Box Corp.	255,000
19,663	Blue Coat Systems, Inc.*	610,340
13,355	Comtech Telecommunications Corp.*	427,226
11,695	Digi International, Inc.*	124,435
7,214	EMS Technologies, Inc.*	119,752
45,400	Harmonic, Inc.*	286,474
16,485	NETGEAR, Inc.*	430,259
14,000	Network Equipment Technologies, Inc.*	77,140
8,800	PC-Tel, Inc.*	54,384
20,500	Symmetricom, Inc.*	119,515
31,867	Tekelec*	578,705
6,000	Tollgrade Communications, Inc.*	37,740
17,950	ViaSat, Inc.*	621,250

		4,562,466

Computers & Peripherals (0.9%):
56,400	Adaptec, Inc.*	184,428
13,435	Avid Technology, Inc.*	185,134
10,781	Compellent Technologies, Inc.*	189,207
11,000	Hutchinson Technology, Inc.*	68,640
23,316	Intermec, Inc.*	330,621
10,400	Intevac, Inc.*	143,728
14,596	Novatel Wireless, Inc.*	98,231
9,567	Stratasys, Inc.*	233,243
15,837	Synaptics, Inc.*	437,260

		1,870,492

Construction & Engineering (0.8%):
17,912	Comfort Systems USA, Inc.	223,721
18,503	Dycom Industries, Inc.*	162,271
31,285	Emcor Group, Inc.*	770,550
18,492	Insituform Technologies, Inc.*	492,072

		1,648,614

Construction Materials (0.5%):
20,703	Eagle Materials, Inc.	549,458
28,584	Headwaters, Inc.*	131,200
13,112	Texas Industries, Inc.	448,037

		1,128,695

Consumer Finance (0.8%):
13,965	Cash America International, Inc.	551,338
23,029	EZCORP, Inc., Class A*	474,397
12,500	First Cash Financial Services, Inc.*	269,625
4,100	Rewards Network, Inc.	54,940
7,757	World Acceptance Corp.*	279,873

		1,630,173

Containers & Packaging (0.5%):
13,400	Myers Industries, Inc.	140,432
18,340	Rock-Tenn Co., Class A	835,754

		976,186

Distributors (0.4%):
8,700	Audiovox Corp., Class A*	67,686
15,277	Watsco, Inc.	868,956

		936,642

Diversified Consumer Services (1.2%):
8,650	American Public Education*	403,090
6,875	Capella Education Co.*	638,275
14,706	Coinstar, Inc.*	477,945
29,413	Hillenbrand, Inc.	646,792
3,179	Pre-paid Legal Services, Inc.	120,325
9,500	Universal Technical Institute, Inc.*	216,790

		2,503,217

Diversified Financial Services (0.2%):
7,925	Portfolio Recovery Associates, Inc.*	434,845

Diversified Telecommunication Services (0.4%):
12,705	Cbeyond, Inc.*	173,804
21,148	General Communication, Inc., Class A*	122,024
15,692	Iowa Telecommunications Services, Inc.	262,057
15,897	Neutral Tandem, Inc.*	254,034

		811,919

Electric Utilities (0.9%):
14,157	ALLETE, Inc.	473,976
5,500	Central Vermont Public Service Corp.	110,935
20,751	El Paso Electric Co.*	427,471
14,139	UIL Holdings Corp.	388,823
16,780	Unisource Energy Corp.	527,563

		1,928,768

Electrical Equipment (2.2%):
10,761	A.O. Smith Corp.	565,706
20,514	Acuity Brands, Inc.	865,896
5,800	AZZ, Inc.	196,330
19,821	Baldor Electric Co.	741,305
22,041	Belden CDT, Inc.	605,246
24,755	Brady Corp., Class A	770,375
8,900	Encore Wire Corp.	185,120
12,201	II-VI, Inc.*	412,882
14,500	Magnetek, Inc.*	23,925
4,117	Powell Industries, Inc.*	133,926
9,300	Vicor Corp.*	128,433

		4,629,144

Electronic Equipment, Instruments & Components (3.4%):
9,600	Agilysys, Inc.	107,232
13,641	Anixter International, Inc.*	639,081
30,085	Benchmark Electronics, Inc.*	623,963
33,165	Brightpoint, Inc.*	249,732
18,521	Checkpoint Systems, Inc.*	409,684
18,738	Cognex Corp.	346,466
16,100	CTS Corp.	151,662
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
16,200	Daktronics, Inc.	$123,444
8,266	DTS, Inc.*	281,375
12,900	Electro Scientific Industries, Inc.*	165,249
7,697	Faro Technologies, Inc.*	198,198
11,700	Gerber Scientific, Inc.*	72,657
21,678	Insight Enterprises, Inc.*	311,296
6,400	Keithley Instruments, Inc.	42,240
10,331	Littlelfuse, Inc.*	392,681
8,500	LoJack Corp.*	35,105
11,145	Mercury Computer Systems, Inc.*	152,909
17,589	Methode Electronics, Inc.	174,131
7,795	MTS Systems Corp.	226,289
17,200	Newport Corp.*	215,000
9,704	Park Electrochemical Corp.	278,893
18,789	Plexus Corp.*	676,968
11,100	RadiSys Corp.*	99,456
7,400	Rogers Corp.*	214,674
12,566	ScanSource, Inc.*	361,649
9,953	SYNNEX Corp.*	294,211
19,500	Technitrol, Inc.	102,960
20,400	TTM Technologies, Inc.*	181,152

		7,128,357

Energy Equipment & Services (3.0%):
10,800	Basic Energy Services, Inc.*	83,268
16,975	Bristow Group, Inc.*	640,467
9,044	CARBO Ceramics, Inc.	563,803
14,276	Dril-Quip, Inc.*	868,552
6,700	Gulf Island Fabrication, Inc.	145,725
10,800	Hornbeck Offshore Services, Inc.*	200,556
56,103	ION Geophysical Corp.*	276,027
7,051	Lufkin Industries, Inc.	558,087
12,400	Matrix Service Co.*	133,424
23,554	Oil States International, Inc.*	1,067,938
25,587	Pioneer Drilling Co.*	180,132
10,685	Seacor Holdings, Inc.*	861,852
5,500	Seahawk Drilling, Inc.*	103,675
8,713	Superior Well Services, Inc.*	116,580
35,698	TETRA Technologies, Inc.*	436,229

		6,236,315

Food & Staples Retailing (1.0%):
8,600	Andersons, Inc. (The)	287,928
24,052	Casey’s General Stores, Inc.	755,233
13,076	Great Atlantic & Pacific Tea Co., Inc.*	100,293
6,050	Nash Finch Co.	203,582
10,618	Spartan Stores, Inc.	153,112
20,357	United Natural Foods, Inc.*	572,642

		2,072,790

Food Products (1.5%):
5,900	Cal-Maine Foods, Inc.	199,951
5,500	Calavo Growers, Inc.	100,320
38,700	Darling International, Inc.*	346,752
9,986	Diamond Foods, Inc.	419,812
19,298	Hain Celestial Group, Inc.*	334,820
6,690	J & J Snack Foods Corp.	290,814
15,139	Lance, Inc.	350,165
8,282	Sanderson Farms, Inc.	443,998
16,232	TreeHouse Foods, Inc.*	712,098

		3,198,730

Gas Utilities (1.8%):
10,517	Laclede Group, Inc. (The)	354,633
19,566	New Jersey Resources Corp.	734,899
12,527	Northwest Natural Gas Co.	583,758
34,538	Piedmont Natural Gas Co., Inc.	952,558
14,088	South Jersey Industries, Inc.	591,555
21,366	Southwest Gas Corp.	639,271

		3,856,674

Health Care Equipment & Supplies (3.8%):
10,480	Abaxis, Inc.*	284,951
31,987	Align Technology, Inc.*	618,629
35,496	American Medical Systems Holdings, Inc.*	659,516
6,116	Analogic Corp.	261,337
6,000	Cantel Medical Corp.	119,100
13,700	CONMED Corp.*	326,197
21,459	Cooper Companies, Inc.	834,326
13,400	CryoLife, Inc.*	86,698
11,200	Cyberonics, Inc.*	214,592
10,900	Greatbatch, Inc.*	230,971
11,868	Haemonetics Corp.*	678,256
5,695	ICU Medical, Inc.*	196,193
9,700	Integra LifeSciences Holdings*	425,151
15,279	Invacare Corp.	405,505
5,166	Kensey Nash Corp.*	121,866
19,190	Meridian Bioscience, Inc.	390,900
13,434	Merit Medical Systems, Inc.*	204,868
13,300	Natus Medical, Inc.*	211,603
10,500	Neogen Corp.*	263,550
8,500	Osteotech, Inc.*	33,320
8,976	Palomar Medical Technologies, Inc.*	97,479
8,200	Surmodics, Inc.*	171,708
16,931	Symmetry Medical, Inc.*	169,987
15,800	Theragenics Corp.*	26,228
15,642	West Pharmaceutical Services, Inc.	656,182
10,094	ZOLL Medical Corp.*	266,078

		7,955,191

Health Care Providers & Services (5.8%):
5,100	Air Methods Corp.*	173,400
3,800	Almost Family, Inc.*	143,222
13,363	Amedisys, Inc.*	737,905
24,135	AMERIGROUP Corp.*	802,247
15,400	AMN Healthcare Services, Inc.*	135,520
14,627	AmSurg Corp.*	315,797
5,600	Bio-Reference Laboratories, Inc.*	246,232
18,227	Catalyst Health Solutions, Inc.*	754,233
23,137	Centene Corp.*	556,214
10,741	Chemed Corp.	584,096
3,369	CorVel Corp.*	120,442
14,600	Cross Country Healthcare, Inc.*	147,606
8,206	Genoptix, Inc.*	291,231
13,871	Gentiva Health Services, Inc.*	392,272
15,080	Hanger Orthopedic Group, Inc.*	274,154
23,242	Healthspring, Inc.*	409,059
15,900	Healthways, Inc.*	255,513
12,157	HMS Holdings Corp.*	619,886
16,102	Inventiv Health, Inc.*	361,651
6,448	IPC The Hospitalist Co.*	226,389
4,431	Landauer, Inc.	288,990
8,800	LCA-Vision, Inc.*	73,216
7,100	LHC Group, Inc.*	238,063
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
16,318	Magellan Health Services, Inc.*	$709,507
8,828	MedCath Corp.*	92,429
22,217	MEDNAX, Inc.*	1,292,807
6,283	Molina Healthcare, Inc.*	158,143
5,816	MWI Veterinary Supply, Inc.*	234,966
15,775	Odyssey Healthcare, Inc.*	285,685
14,400	PharMerica Corp.*	262,368
27,823	PSS World Medical, Inc.*	654,119
11,648	RehabCare Group, Inc.*	317,641
12,100	Res-Care, Inc.*	145,079

		12,300,082

Health Care Technology (0.8%):
4,618	Computer Programs & Systems, Inc.	180,472
27,023	Eclipsys Corp.*	537,217
15,334	Omnicell, Inc.*	215,136
20,400	Phase Forward, Inc.*	266,628
8,943	Quality Systems, Inc.	549,458

		1,748,911

Hotels, Restaurants & Leisure (3.1%):
9,999	BJ’s Restaurants, Inc.*	232,977
8,535	Buffalo Wild Wings, Inc.*	410,619
11,400	California Pizza Kitchen, Inc.*	191,406
10,485	CEC Entertainment, Inc.*	399,479
26,133	CKE Restaurants, Inc.	289,292
10,814	Cracker Barrel Old Country Store, Inc.	501,553
7,235	DineEquity, Inc.*	286,217
18,600	Interval Leisure Group, Inc.*	270,816
26,108	Jack in the Box, Inc.*	614,843
3,800	Landry’s Restaurants, Inc.*	68,096
9,800	Marcus Corp.	127,302
5,300	Monarch Casino & Resort, Inc.*	45,262
12,800	Multimedia Games, Inc.*	49,920
8,900	O’Charley’s, Inc.*	79,566
10,838	P.F. Chang’s China Bistro, Inc.*	478,281
10,013	Papa John’s International, Inc.*	257,434
6,139	Peet’s Coffee & Tea, Inc.*	243,411
28,384	Pinnacle Entertainment, Inc.*	276,460
7,377	Red Robin Gourmet Burgers*	180,294
30,467	Ruby Tuesday, Inc.*	322,036
13,506	Ruth’s Hospitality Group, Inc.*	71,582
25,329	Shuffle Master, Inc.*	207,445
28,858	Sonic Corp.*	318,881
575	Steak n Shake Co. (The)*	219,230
24,385	Texas Roadhouse, Inc.*	338,708

		6,481,110

Household Durables (1.1%):
2,822	Blyth, Inc.	88,187
12,294	Ethan Allen Interiors, Inc.	253,625
14,429	Helen of Troy, Ltd.*	376,020
8,000	Kid Brands, Inc.*	69,200
24,351	La-Z-Boy, Inc.*	305,362
8,800	M/I Homes, Inc.*	128,920
15,017	Meritage Corp.*	315,357
2,267	National Presto Industries, Inc.	269,569
3,200	Skyline Corp.	59,520
46,457	Standard-Pacific Corp.*	209,986
6,500	Universal Electronics, Inc.*	145,210

		2,220,956

Household Products (0.3%):
30,440	Central Garden & Pet Co., Class A*	278,830
7,850	WD-40 Co.	257,716

		536,546

Industrial Conglomerates (0.2%):
5,987	Standex International Corp.	154,285
10,185	Tredegar, Inc.	173,960

		328,245

Insurance (2.7%):
4,185	American Physicians Capital, Inc.	133,711
8,900	Amerisafe, Inc.*	145,693
22,492	Delphi Financial Group, Inc., Class A	565,899
11,172	eHealth, Inc.*	175,959
20,788	Employers Holdings, Inc.	308,702
6,426	Infinity Property & Casualty Corp.	291,997
19,560	National Financial Partners Corp.*	275,796
6,299	Navigators Group, Inc.*	247,740
9,800	Presidential Life Corp.	97,706
15,312	ProAssurance Corp.*	896,364
8,197	RLI Corp.	467,393
7,110	Safety Insurance Group, Inc.	267,834
25,120	Selective Insurance Group, Inc.	416,992
8,625	Stewart Information Services Corp.	119,025
21,253	Tower Group, Inc.	471,179
10,469	United Fire & Casualty Co.	188,337
17,899	Zenith National Insurance Corp.	685,890

		5,756,217

Internet & Catalog Retail (0.7%):
6,842	Blue Nile, Inc.*	376,447
18,858	HSN, Inc.*	555,179
14,628	Nutri/System, Inc.	260,525
10,805	PetMed Express, Inc.	239,547
5,600	Stamps.com, Inc.*	56,560

		1,488,258

Internet Software & Services (0.8%):
11,400	comScore, Inc.*	190,266
19,169	DealerTrack Holdings, Inc.*	327,407
16,700	InfoSpace, Inc.*	184,535
21,348	J2 Global Communications, Inc.*	499,543
14,100	Knot, Inc. (The)*	110,262
14,246	Perficient, Inc.*	160,552
40,159	United Online, Inc.	300,389

		1,772,954

IT Services (1.8%):
14,238	CACI International, Inc., Class A*	695,526
32,700	CIBER, Inc.*	122,298
16,848	CSG Systems International, Inc.*	353,134
33,341	CyberSource Corp.*	588,135
7,000	Forrester Research, Inc.*	210,490
17,727	Heartland Payment Systems, Inc.	329,722
8,217	Integral Systems, Inc.*	79,130
8,214	Maximus, Inc.	500,479
3,276	NCI, Inc., Class A*	99,034
5,600	StarTek, Inc.*	38,920
15,177	TeleTech Holdings, Inc.*	259,223
18,052	Wright Express Corp.*	543,726

		3,819,817

Leisure Equipment & Products (1.3%):
5,700	Arctic Cat, Inc.*	61,845
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Leisure Equipment & Products, continued
41,781	Brunswick Corp.	$667,243
30,437	Callaway Golf Co.	268,454
13,183	JAKKS Pacific, Inc.*	172,038
9,700	Nautilus Group, Inc. (The)*	29,294
15,532	Polaris Industries, Inc.	794,617
23,233	Pool Corp.	525,995
10,203	RC2 Corp.*	152,739
8,900	Sturm, Ruger & Co., Inc.	106,711

		2,778,936

Life Sciences Tools & Services (0.8%):
13,800	Cambrex Corp.*	55,890
8,352	Dionex Corp.*	624,562
15,800	Enzo Biochem, Inc.*	95,116
19,900	eResearch Technology, Inc.*	137,509
7,000	Kendle International, Inc.*	122,360
27,448	PAREXEL International Corp.*	639,813

		1,675,250

Machinery (4.0%):
32,066	Actuant Corp., Class A	626,890
12,967	Albany International Corp., Class A	279,180
9,376	Astec Industries, Inc.*	271,529
7,074	Badger Meter, Inc.	272,420
20,513	Barnes Group, Inc.	399,183
23,630	Briggs & Stratton Corp.	460,785
4,300	Cascade Corp.	138,503
8,000	CIRCOR International, Inc.	265,680
23,817	CLARCOR, Inc.	821,448
9,671	Enpro Industries, Inc.*	281,233
12,547	ESCO Technologies, Inc.	399,120
24,661	Gardner Denver, Inc.	1,086,070
13,368	John Bean Technologies Corp.	234,475
15,847	Kaydon Corp.	595,847
5,897	Lindsay Manufacturing Co.	244,195
8,000	Lydall, Inc.*	62,800
17,786	Mueller Industries, Inc.	476,487
15,550	Robbins & Myers, Inc.	370,401
15,885	Toro Co.	781,065
13,864	Watts Water Technologies, Inc., Class A	430,616

		8,497,927

Media (0.7%):
12,566	Arbitron, Inc.	335,010
13,600	E.W. Scripps Co. (The), Class A*	114,920
67,204	Live Nation, Inc.*	974,458

		1,424,388

Metals & Mining (0.7%):
7,900	A.M. Castle & Co.*	103,411
11,781	AMCOL International Corp.	320,443
9,500	Brush Engineered Materials, Inc.*	214,415
27,112	Century Aluminum Co.*	373,061
4,267	Olympic Steel, Inc.	139,318
14,205	RTI International Metals, Inc.*	430,838

		1,581,486

Multi-Utilities (0.4%):
25,878	Avista Corp.	535,933
7,521	CH Energy Group, Inc.	307,158

		843,091

Multiline Retail (0.1%):
18,740	Fred’s, Inc.	224,505
14,800	Tuesday Morning Corp.*	97,532

		322,037

Oil, Gas & Consumable Fuels (2.0%):
20,577	Holly Corp.	574,304
21,458	Penn Virginia Corp.	525,721
9,100	Petroleum Development Corp.*	210,847
24,800	PetroQuest Energy, Inc.*	124,744
29,661	St. Mary Land & Exploration Co.	1,032,499
19,927	Stone Energy Corp.*	353,704
17,727	Swift Energy Co.*	544,928
28,054	World Fuel Services Corp.	747,359

		4,114,106

Paper & Forest Products (0.7%):
18,313	Buckeye Technologies, Inc.*	239,534
5,369	Clearwater Paper Corp.*	264,423
5,060	Deltic Timber Corp.	222,893
6,900	Neenah Paper, Inc.	109,296
8,410	Schweitzer-Mauduit International, Inc.	399,980
23,100	Wausau Paper Corp.*	197,274

		1,433,400

Personal Products (0.0%):
7,300	Mannatech, Inc.	24,382

Pharmaceuticals (0.9%):
16,598	Par Pharmaceutical Cos., Inc.*	411,630
26,226	Salix Pharmaceuticals, Inc.*	976,919
36,614	ViroPharma, Inc.*	499,049

		1,887,598

Professional Services (0.9%):
10,400	Administaff, Inc.	221,936
6,100	CDI Corp.	89,426
6,457	Exponent, Inc.*	184,154
8,066	Heidrick & Struggles International, Inc.	226,090
12,560	Kelly Services, Inc., Class A*	209,249
17,200	On Assignment, Inc.*	122,636
7,500	School Specialty, Inc.*	170,325
24,300	SFN Group, Inc.*	194,643
20,700	Trueblue, Inc.*	320,850
5,700	Volt Information Sciences, Inc.*	58,197

		1,797,506

Real Estate Investment Trusts (REITs) (6.3%):
18,975	Acadia Realty Trust	338,893
46,937	BioMed Realty Trust, Inc.	776,338
25,661	Cedar Shopping Centers, Inc.	202,978
31,325	Colonial Properties Trust	403,466
58,690	DiamondRock Hospitality, Co.	593,356
12,674	EastGroup Properties, Inc.	478,317
20,214	Entertainment Properties Trust	831,402
40,981	Extra Space Storage, Inc.	519,639
31,995	Franklin Street Properties Corp.	461,688
29,008	Healthcare Realty Trust, Inc.	675,596
16,522	Home Properties, Inc.	773,230
33,917	Inland Real Estate Corp.	310,341
20,365	Kilroy Realty Corp.	628,057
29,700	Kite Realty Group Trust	140,481
32,596	LaSalle Hotel Properties	759,487
52,113	Lexington Corporate Properties Trust	339,256
11,085	LTC Properties, Inc.	299,960
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
38,145	Medical Properties Trust, Inc.	$399,760
13,748	Mid-America Apartment Communities, Inc.	712,009
39,178	National Retail Properties, Inc.	894,434
10,200	Parkway Properties, Inc.	191,556
18,767	Pennsylvania Real Estate Investment Trust	234,024
22,965	Post Properties, Inc.	505,689
8,525	PS Business Parks, Inc.	455,235
13,005	Sovran Self Storage, Inc.	453,354
19,107	Tanger Factory Outlet Centers, Inc.	824,658
10,100	Urstadt Biddle Properties, Inc., Class A	159,681

		13,362,885

Real Estate Management & Development (0.2%):
17,200	Forestar Group, Inc.*	324,736

Road & Rail (0.8%):
11,958	Arkansas Best Corp.	357,305
24,858	Heartland Express, Inc.	410,157
27,561	Knight Transportation, Inc.	581,261
13,215	Old Dominion Freight Line, Inc.*	441,249

		1,789,972

Semiconductors & Semiconductor Equipment (5.4%):
12,300	Actel Corp.*	170,355
15,600	Advanced Energy Industries, Inc.*	258,336
14,910	ATMI, Inc.*	287,912
30,494	Brooks Automation, Inc.*	268,957
11,137	Cabot Microelectronics Corp.*	421,313
11,000	Cohu, Inc.	151,470
14,189	Cymer, Inc.*	529,250
76,547	Cypress Semiconductor Corp.*	880,290
16,543	Diodes, Inc.*	370,563
10,800	DSP Group, Inc.*	89,964
20,600	Exar Corp.*	145,230
17,905	FEI Co.*	410,204
10,139	Hittite Microwave Corp.*	445,812
31,300	Kopin Corp.*	115,810
32,700	Kulicke & Soffa Industries, Inc.*	237,075
20,315	Micrel, Inc.	216,558
39,192	Microsemi Corp.*	679,589
23,394	MKS Instruments, Inc.*	458,288
12,000	Pericom Semiconductor Corp.*	128,520
14,600	Rudolph Technologies, Inc.*	125,122
12,500	Sigma Designs, Inc.*	146,625
83,038	Skyworks Solutions, Inc.*	1,295,393
10,558	Standard Microsystems Corp.*	245,790
6,188	Supertex, Inc.*	158,351
23,532	Tessera Technologies, Inc.*	477,229
72,503	TriQuint Semiconductor, Inc.*	507,521
11,100	Ultratech, Inc.*	150,960
35,124	Varian Semiconductor Equipment Associates, Inc.*	1,163,307
18,868	Veeco Instruments, Inc.*	820,758

		11,356,552

Software (3.0%):
21,053	Blackbaud, Inc.	530,325
20,111	Commvault Systems, Inc.*	429,370
20,302	Concur Technologies, Inc.*	832,585
14,286	Ebix, Inc.*	228,147
22,007	Epicor Software Corp.*	210,387
15,300	Epiq Systems, Inc.*	190,179
6,039	Interactive Intelligence, Inc.*	112,869
16,775	JDA Software Group, Inc.*	466,681
10,600	Manhattan Associates, Inc.*	270,088
16,349	NetScout Systems, Inc.*	241,802
16,500	Phoenix Technology, Ltd.*	53,130
19,501	Progress Software Corp.*	612,916
12,900	Radiant Systems, Inc.*	184,083
14,064	Smith Micro Software, Inc.*	124,326
14,424	Sonic Solutions*	135,153
39,314	Take-Two Interactive Software, Inc.*	387,243
18,186	Taleo Corp., Class A, Class A*	471,199
31,948	THQ, Inc.*	223,955
13,094	Tyler Technologies, Inc.*	245,643
20,444	Websense, Inc.*	465,510

		6,415,591

Specialty Retail (5.0%):
10,100	Big 5 Sporting Goods Corp.	153,722
20,253	Brown Shoe Co., Inc.	313,516
12,033	Buckle, Inc. (The)	442,333
19,094	Cabela’s, Inc., Class A*	333,954
13,900	Cato Corp.	298,016
12,945	Children’s Place Retail Stores, Inc.*	576,700
17,000	Christopher & Banks Corp.	136,000
28,205	Dress Barn, Inc.*	737,843
26,765	Finish Line, Inc. (The), Class A	436,805
11,229	Genesco, Inc.*	348,211
11,578	Group 1 Automotive, Inc.*	368,875
14,162	Gymboree Corp.*	731,184
8,800	Haverty Furniture Co., Inc.	143,616
13,541	Hibbett Sports, Inc.*	346,379
20,951	HOT Topic, Inc.*	136,181
12,666	Jo-Ann Stores, Inc.*	531,719
8,646	Jos. A. Bank Clothiers, Inc.*	472,504
9,700	Lithia Motors, Inc., Class A*	62,080
7,353	Lumber Liquidators Holdings, Inc.*	196,104
10,554	MarineMax, Inc.*	113,561
24,697	Men’s Wearhouse, Inc. (The)	591,246
6,700	Midas, Inc.*	75,576
9,376	Monro Muffler Brake, Inc.	335,286
39,993	OfficeMax, Inc.*	656,685
22,000	Pep Boys — Manny, Moe & Jack	220,440
18,733	Sonic Automotive, Inc.*	206,063
17,982	Stage Store, Inc.	276,743
12,300	Stein Mart, Inc.*	111,069
17,053	Tractor Supply Co.	989,927
11,200	Zale Corp.*	30,688
9,800	Zumiez, Inc.*	200,802

		10,573,828

Textiles, Apparel & Luxury Goods (2.8%):
27,820	Carter’s, Inc.*	839,051
40,491	Crocs, Inc.*	355,106
6,084	Deckers Outdoor Corp.*	839,592
33,736	Iconix Brand Group, Inc.*	518,185
12,700	K-Swiss, Inc., Class A*	132,842
44,816	Liz Claiborne, Inc.*	332,983
10,172	Maidenform Brands, Inc.*	222,258
8,400	Movado Group, Inc.*	94,752
6,600	Oxford Industries, Inc.	134,178
4,816	Perry Ellis International, Inc.*	109,083
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
60,600	Quiksilver Resources, Inc.*	$286,638
15,857	Skechers U.S.A., Inc., Class A*	575,926
11,980	True Religion Apparel, Inc.*	363,713
6,776	UniFirst Corp.	348,964
7,830	Volcom, Inc.*	152,842
23,527	Wolverine World Wide, Inc.	686,047

		5,992,160

Thrifts & Mortgage Finance (0.4%):
21,483	Bank Mutual Corp.	139,640
27,800	Brookline Bancorp, Inc.	295,792
12,000	Dime Community Bancshares	151,560
36,100	TrustCo Bank Corp.	222,737

		809,729

Tobacco (0.1%):
42,100	Alliance One International, Inc.*	214,289

Trading Companies & Distributors (0.4%):
17,703	Applied Industrial Technologies, Inc.	439,920
12,100	Kaman Corp., Class A	302,621
1,900	Lawson Products, Inc.	29,393

		771,934

Water Utilities (0.1%):
8,700	American States Water Co.	301,890

Wireless Telecommunication Services (0.2%):
14,102	NTELOS Holdings Corp.	250,874
10,683	USA Mobility, Inc.	135,354

		386,228

Total Common Stocks (Cost $191,441,132)		205,856,183

Investment Companies (2.5%):
5,265,111	Dreyfus Treasury Prime Cash Management, 0.00%(a)	5,265,111

Total Investment Companies (Cost $5,265,111)		5,265,111

Total Investment Securities (Cost $196,706,243)(b)—100.3%		211,121,294
Net other assets (liabilities) — (0.3)%		(615,097)

Net Assets — 100.0%		$210,506,197

Percentages indicated are based on net assets as of March 31, 2010.

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $206,259,884. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,928,292
Unrealized depreciation	(24,066,882)

Net unrealized appreciation	$4,861,410

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Bermuda	0.2%
United States	99.8%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Futures Contracts
Cash with a value of $408,000 has been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
Russell 2000 Index Mini June Futures	Long	6/10	78	$5,266,847	$14,533
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (0.6%):
8,940	Cubic Corp.	$321,840

Air Freight & Logistics (1.1%):
11,220	Atlas Air Worldwide Holdings, Inc.*	595,221

Airlines (2.3%):
11,860	Alaska Air Group, Inc.*	488,988
40,720	JetBlue Airways Corp.*	227,218
16,550	SkyWest, Inc.	236,334
15,430	UAL Corp.*	301,656

		1,254,196

Auto Components (1.8%):
21,360	Modine Manufacturing Co.*	240,086
16,060	Superior Industries International, Inc.	258,245
20,560	Tenneco, Inc.*	486,244

		984,575

Automobiles (0.3%):
4,920	Thor Industries, Inc.	148,633

Biotechnology (5.9%):
36,480	Alkermes, Inc.*	473,146
16,580	Amylin Pharmaceuticals, Inc.*	372,884
29,120	Cepheid, Inc.*	509,018
15,510	Cubist Pharmaceuticals, Inc.*	349,596
9,860	Human Genome Sciences, Inc.*	297,772
18,530	Martek Biosciences Corp.*	417,110
8,750	Onyx Pharmaceuticals, Inc.*	264,950
53,040	PDL BioPharma, Inc.	329,378
26,030	Rigel Pharmaceuticals, Inc.*	207,459

		3,221,313

Building Products (0.4%):
3,470	Ameron International Corp.	218,228

Capital Markets (2.0%):
10,690	Cohen & Steers, Inc.	266,822
49,650	FBR Capital Markets Corp.*	225,908
6,520	Piper Jaffray Cos., Inc.*	262,756
6,330	Stifel Financial Corp.*	340,237

		1,095,723

Chemicals (1.6%):
11,240	Arch Chemicals, Inc.	386,543
5,350	Koppers Holdings, Inc.	151,512
10,560	OM Group, Inc.*	357,773

		895,828

Commercial Banks (2.6%):
20,030	East West Bancorp, Inc.	348,923
21,770	S & T Bancorp, Inc.	454,993
43,610	Susquehanna Bancshares, Inc.	427,814
15,810	Whitney Holding Corp.	218,020

		1,449,750

Commercial Services & Supplies (2.3%):
29,110	Cenveo, Inc.*	252,093
11,940	G & K Services, Inc., Class A	309,007
5,930	Mine Safety Appliances Co.	165,803
8,430	Tetra Tech, Inc.*	194,227
17,400	Viad Corp.	357,570

		1,278,700

Communications Equipment (3.8%):
12,690	ADTRAN, Inc.	334,382
28,320	Aruba Networks, Inc.*	386,851
52,610	Aviat Networks, Inc.*	348,804
26,450	Emulex Corp.*	351,256
13,470	InterDigital, Inc.*	375,274
10,880	NETGEAR, Inc.*	283,968

		2,080,535

Computers & Peripherals (0.8%):
32,610	Netezza Corp.*	417,082

Construction & Engineering (0.5%):
8,650	Shaw Group, Inc.*	297,733

Construction Materials (0.8%):
41,690	Celestica, Inc.*	455,672

Consumer Finance (0.6%):
13,480	Dollar Financial Corp.*	324,329

Containers & Packaging (0.5%):
5,460	Rock-Tenn Co., Class A	248,812

Diversified Consumer Services (1.2%):
8,400	Coinstar, Inc.*	273,000
22,530	Corinthian Colleges, Inc.*	396,303

		669,303

Diversified Telecommunication Services (0.7%):
26,310	Global Crossing, Ltd.*	398,596

Electrical Equipment (1.9%):
7,120	American Superconductor Corp.*	205,768
10,700	Baldor Electric Co.	400,180
24,680	Polypore International, Inc.*	430,913

		1,036,861

Electronic Equipment, Instruments & Components (2.8%):
19,080	AVX Corp.	270,936
11,140	Park Electrochemical Corp.	320,164
14,620	Rofin-Sinar Technologies, Inc.*	330,704
14,720	Sanmina-SCI Corp.*	242,880
11,800	SYNNEX Corp.*	348,808

		1,513,492

Energy Equipment & Services (0.6%):
30,430	RPC, Inc.	338,686

Food & Staples Retailing (0.6%):
11,400	United Natural Foods, Inc.*	320,682

Food Products (2.3%):
12,060	Cal-Maine Foods, Inc.	408,713
17,920	Chiquita Brands International, Inc.*	281,882
12,130	Del Monte Foods Co.	177,098
30,340	Zhongpin, Inc.*	385,318

		1,253,011

Health Care Equipment & Supplies (6.8%):
22,670	Align Technology, Inc.*	438,438
15,400	American Medical Systems Holdings, Inc.*	286,132
14,880	Conceptus, Inc.*	297,005
10,100	Cooper Companies, Inc.	392,688
16,220	Cyberonics, Inc.*	310,775
4,180	Haemonetics Corp.*	238,887
19,850	Immucor, Inc.*	444,441
10,780	Masimo Corp.	286,209
18,990	Meridian Bioscience, Inc.	386,826
11,630	Sirona Dental Systems, Inc.*	442,289
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,310	STERIS Corp.	$212,395

		3,736,085

Health Care Providers & Services (6.0%):
7,840	Amedisys, Inc.*	432,925
10,510	Catalyst Health Solutions, Inc.*	434,904
5,300	Chemed Corp.	288,214
9,740	HealthSouth Corp.*	182,138
13,220	Healthways, Inc.*	212,445
4,510	HMS Holdings Corp.*	229,965
6,980	IPC The Hospitalist Co.*	245,068
15,570	Kindred Healthcare, Inc.*	281,038
17,900	PharMerica Corp.*	326,138
16,430	PSS World Medical, Inc.*	386,269
9,070	RehabCare Group, Inc.*	247,339

		3,266,443

Health Care Technology (1.9%):
6,610	Athenahealth, Inc.*	241,662
8,920	MedAssets, Inc.*	187,320
18,850	Omnicell, Inc.*	264,465
5,460	Quality Systems, Inc.	335,462

		1,028,909

Hotels, Restaurants & Leisure (3.2%):
9,620	Bally Technologies, Inc.*	389,995
28,280	Boyd Gaming Corp.*	279,406
5,301	Panera Bread Co., Class A*	405,474
24,370	Texas Roadhouse, Inc.*	338,499
68,150	Wendy’s/Arby’s Group, Inc.	340,750

		1,754,124

Household Durables (0.5%):
5,400	Tupperware Brands Corp.	260,388

Internet & Catalog Retail (0.7%):
51,870	Orbitz Worldwide, Inc.*	368,796

Internet Software & Services (2.0%):
5,800	MercadoLibre, Inc.*	279,618
12,520	Rackspace Hosting, Inc.*	234,500
38,150	ValueClick, Inc.*	386,841
3,460	VistaPrint NV*	198,085

		1,099,044

IT Services (2.4%):
17,040	Acxiom Corp.*	305,698
28,210	Convergys Corp.*	345,855
11,380	NeuStar, Inc., Class A*	286,776
11,590	TeleTech Holdings, Inc.*	197,957
5,389	Unisys Corp.*	188,022

		1,324,308

Life Sciences Tools & Services (1.8%):
34,890	Affymetrix, Inc.*	256,092
14,660	Bruker Corp.*	214,769
21,780	PAREXEL International Corp.*	507,692

		978,553

Machinery (2.6%):
24,520	Actuant Corp., Class A	479,366
18,210	Colfax Corp.*	214,332
7,520	Lindsay Manufacturing Co.	311,403
17,200	Robbins & Myers, Inc.	409,704

		1,414,805

Media (0.3%):
9,530	Live Nation, Inc.*	138,185

Metals & Mining (1.9%):
16,630	Allied Nevada Gold Corp.*	275,559
6,460	AMCOL International Corp.	175,712
22,300	Gammon Gold, Inc.*	160,337
15,580	Novagold Resources, Inc.*	111,241
6,190	Schnitzer Steel Industries, Inc.	325,161

		1,048,010

Multi-Utilities (0.6%):
8,430	CH Energy Group, Inc.	344,281

Oil, Gas & Consumable Fuels (3.4%):
7,940	Alliance Resource Partners LP	332,765
21,400	Brigham Exploration Co.*	341,330
7,690	Overseas Shipholding Group, Inc.	301,679
12,340	Penn Virginia Corp.	302,330
12,770	Rosetta Resources, Inc.*	300,734
11,450	World Fuel Services Corp.	305,028

		1,883,866

Pharmaceuticals (2.1%):
29,490	Medicines Co. (The)*	231,202
18,830	Medicis Pharmaceutical Corp., Class A	473,763
32,740	ViroPharma, Inc.*	446,246

		1,151,211

Professional Services (1.6%):
5,550	Heidrick & Struggles International, Inc.	155,567
10,100	Huron Consulting Group, Inc.*	205,030
29,050	Korn/Ferry International*	512,732

		873,329

Real Estate Investment Trusts (REITs) (0.8%):
21,350	DuPont Fabros Technology, Inc.	460,946

Road & Rail (0.9%):
4,530	AMERCO*	245,934
7,200	Genesee & Wyoming, Inc., Class A*	245,664

		491,598

Semiconductors & Semiconductor Equipment (6.2%):
56,550	Amkor Technology, Inc.*	399,808
8,280	Atheros Communications*	320,519
37,590	Cirrus Logic, Inc.*	315,380
35,150	Fairchild Semiconductor International, Inc.*	374,348
6,170	FEI Co.*	141,355
15,860	Monolithic Power Systems, Inc.*	353,678
19,480	Semtech Corp.*	339,536
27,960	Skyworks Solutions, Inc.*	436,176
14,080	Standard Microsystems Corp.*	327,782
12,200	Varian Semiconductor Equipment Associates, Inc.*	404,064

		3,412,646

Software (5.7%):
8,000	Advent Software, Inc.*	358,000
10,670	AsiaInfo Holdings, Inc.*	282,542
14,810	Blackbaud, Inc.	373,064
3,690	Blackboard, Inc.*	153,725
10,770	Informatica Corp.*	289,282
8,390	Micros Systems, Inc.*	275,863
11,620	Net 1 UEPS Technologies, Inc.*	213,692
5,250	Solera Holdings, Inc.	202,912
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
11,640	SuccessFactors, Inc.*	$221,626
20,670	Synchronoss Technologies, Inc.*	400,378
31,820	TIBCO Software, Inc.*	343,338

		3,114,422

Specialty Retail (4.6%):
19,120	Ann Taylor Stores Corp.*	395,784
15,080	Barnes & Noble, Inc.	326,030
27,980	Foot Locker, Inc.	420,819
12,710	Jo-Ann Stores, Inc.*	533,566
5,570	Jos. A. Bank Clothiers, Inc.*	304,401
21,210	Pep Boys — Manny, Moe & Jack	212,524
6,130	Tractor Supply Co.	355,846

		2,548,970

Textiles, Apparel & Luxury Goods (2.3%):
3,870	Deckers Outdoor Corp.*	534,060
9,060	Jones Apparel Group, Inc.	172,321
5,280	Warnaco Group, Inc. (The)*	251,909
10,460	Wolverine World Wide, Inc.	305,014

		1,263,304

Thrifts & Mortgage Finance (0.6%):
22,080	Astoria Financial Corp.	320,160

Tobacco (0.5%):
18,812	Vector Group, Ltd.	290,269

Wireless Telecommunication Services (1.0%):
15,830	Leap Wireless International, Inc.*	258,979
16,270	Syniverse Holdings, Inc.*	316,777

		575,756

Total Common Stocks (Cost $40,643,818)		53,967,209

Investment Companies (1.5%):
830,307	Dreyfus Treasury Prime Cash Management, 0.00%(a)	830,307

Total Investment Companies (Cost $830,307)		830,307

Total Investment Securities (Cost $41,474,125)(b)—99.9%		54,797,516
Net other assets (liabilities) — 0.1%		35,484

Net Assets — 100.0%		$54,833,000

Percentages indicated are based on net assets as of March 31, 2010.

LP	Limited Partnership

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $41,566,662. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,820,433
Unrealized depreciation	(589,579)

Net unrealized appreciation	$13,230,854

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Argentina	0.5%
Bermuda	1.1%
Canada	1.3%
United States	97.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (63.1%):
Aerospace & Defense (0.4%):
12,300	General Dynamics Corp.	$949,560

Air Freight & Logistics (0.5%):
15,700	FedEx Corp.	1,466,380

Automobiles (0.7%):
79,400	Ford Motor Co.*	998,058
34,622	Harley-Davidson, Inc.	971,840

		1,969,898

Beverages (0.5%):
25,170	Coca-Cola Co. (The)	1,384,350

Biotechnology (0.3%):
15,100	Genzyme Corp.*	782,633

Capital Markets (1.3%):
130,006	Charles Schwab Corp.	2,429,812
26,800	State Street Corp.	1,209,752

		3,639,564

Chemicals (1.1%):
67,000	Dow Chemical Co. (The)	1,981,190
13,900	PPG Industries, Inc.	909,060

		2,890,250

Commercial Banks (3.5%):
52,800	BB&T Corp.	1,710,192
94,900	Fifth Third Bancorp	1,289,691
1,357	First Horizon National Corp.*	19,064
58,623	PNC Financial Services Group, Inc.	3,499,793
37,500	U.S. Bancorp	970,500
68,500	Wells Fargo & Co.	2,131,720

		9,620,960

Commercial Services & Supplies (0.8%):
29,800	Avery Dennison Corp.	1,085,018
36,400	Cintas Corp.	1,022,476

		2,107,494

Communications Equipment (1.0%):
102,810	Cisco Systems, Inc.*	2,676,144

Computers & Peripherals (1.8%):
101,656	Dell, Inc.*	1,525,857
65,306	Hewlett-Packard Co.	3,471,014

		4,996,871

Diversified Financial Services (5.5%):
256,900	Bank of America Corp.	4,585,665
378,100	Citigroup, Inc.*	1,531,305
197,403	JPMorgan Chase & Co.	8,833,784

		14,950,754

Diversified Telecommunication Services (0.6%):
53,396	Verizon Communications, Inc.	1,656,344

Electric Utilities (2.6%):
101,794	American Electric Power Co., Inc.	3,479,319
21,900	Edison International	748,323
17,011	Entergy Corp.	1,383,845
36,360	FirstEnergy Corp.	1,421,312

		7,032,799

Electronic Equipment, Instruments & Components (1.1%):
11,000	Agilent Technologies, Inc.*	378,290
67,740	Tyco International, Ltd.	2,591,055

		2,969,345

Energy Equipment & Services (1.1%):
33,490	Schlumberger, Ltd.	2,125,275
20,636	Smith International, Inc.	883,634

		3,008,909

Food & Staples Retailing (2.6%):
62,000	SYSCO Corp.	1,829,000
64,600	Wal-Mart Stores, Inc.	3,591,760
45,100	Walgreen Co.	1,672,759

		7,093,519

Food Products (1.8%):
121,000	Kraft Foods, Inc., Class A	3,659,040
40,360	Unilever NV, New York Shares	1,217,258

		4,876,298

Health Care Equipment & Supplies (0.9%):
49,370	Covidien plc	2,482,324

Health Care Providers & Services (1.3%):
31,910	Cardinal Health, Inc.	1,149,717
75,300	UnitedHealth Group, Inc.	2,460,051

		3,609,768

Household Durables (0.9%):
61,290	Sony Corp., ADR	2,348,020

Industrial Conglomerates (2.9%):
330,700	General Electric Co.	6,018,740
18,230	Siemens AG, ADR	1,822,453

		7,841,193

Insurance (3.3%):
37,962	Chubb Corp. (The)	1,968,330
219,555	Marsh & McLennan Cos., Inc.	5,361,533
1,400	Primerica, Inc.	21,000
18,600	Principal Financial Group, Inc.	543,306
19,329	Travelers Cos., Inc. (The)	1,042,606

		8,936,775

Internet Software & Services (2.0%):
150,900	eBay, Inc.*	4,066,755
82,900	Yahoo!, Inc.*	1,370,337

		5,437,092

IT Services (0.5%):
34,300	Amdocs, Ltd.*	1,032,773
15,905	Western Union Co.	269,749

		1,302,522

Machinery (1.3%):
49,600	Dover Corp.	2,318,800
35,975	Ingersoll-Rand plc	1,254,448

		3,573,248

Media (4.6%):
140,284	Comcast Corp., Class A	2,640,145
37,095	Time Warner Cable, Inc.	1,977,534
99,871	Time Warner, Inc.	3,122,966
141,428	Viacom, Inc., Class B*	4,862,295

		12,602,940

Metals & Mining (0.8%):
15,700	Freeport-McMoRan Copper & Gold, Inc., Class B	1,311,578
15,140	Newmont Mining Corp.	771,080

		2,082,658

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (7.4%):
56,700	Anadarko Petroleum Corp.	$4,129,461
30,530	BP plc, ADR	1,742,347
26,990	ConocoPhillips	1,381,078
24,150	Devon Energy Corp.	1,555,985
33,240	Exxon Mobil Corp.	2,226,415
27,430	Hess Corp.	1,715,746
47,770	Occidental Petroleum Corp.	4,038,476
54,380	Royal Dutch Shell plc, ADR	3,146,427

		19,935,935

Personal Products (0.3%):
14,130	Estee Lauder Co., Inc. (The), Class A	916,613

Pharmaceuticals (5.2%):
25,100	Abbott Laboratories	1,322,268
34,110	Bayer AG, ADR	2,307,541
119,310	Bristol-Myers Squibb Co.	3,185,577
74,180	Merck & Co., Inc.	2,770,623
153,000	Pfizer, Inc.	2,623,950
46,480	Roche Holding AG, ADR	1,883,370

		14,093,329

Professional Services (0.8%):
19,684	Manpower, Inc.	1,124,350
30,500	Robert Half International, Inc.	928,115

		2,052,465

Semiconductors & Semiconductor Equipment (1.2%):
92,351	Intel Corp.	2,055,733
28,490	Lam Research Corp.*	1,063,247

		3,118,980

Software (0.0%):
3,026	Symantec Corp.*	51,200

Specialty Retail (1.7%):
58,700	Gap, Inc. (The)	1,356,557
99,380	Home Depot, Inc.	3,214,943

		4,571,500

Wireless Telecommunication Services (0.8%):
97,700	Vodafone Group plc, ADR	2,275,433

Total Common Stocks (Cost $132,865,929)		171,304,067

Convertible Bonds (13.1%):
Auto Components (0.5%):
$633,000	BorgWarner, Inc., 3.50%, 4/15/12	827,647
350,000	Navistar International Corp., 3.00%, 10/15/14	390,250

		1,217,897

Biotechnology (0.5%):
559,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	498,209
746,000	Cephalon, Inc., 2.50%, 5/1/14	861,630

		1,359,839

Capital Markets (1.1%):
660,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38 , Callable 8/15/13 @ 100	651,750
1,200,000	Goldman Sachs Group, Inc., 1.00%, 3/15/17 , MTN	1,180,644
73,000	Janus Capital Group, Inc., 3.25%, 7/15/14	92,163
415,000	Jefferies Group, Inc., 3.88%, 11/1/29 , Callable 11/1/17 @ 100	412,406
564,000	NASDAQ OMX Group, Inc. (The), 2.50%, 8/15/13	542,850

		2,879,813

Commercial Services & Supplies (1.1%):
641,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23 , Callable 3/15/12 @ 100	667,441
2,201,000	Sandisk Corp., 1.00%, 5/15/13	1,901,114
512,000	Xilinx, Inc., 3.13%, 3/15/37	472,320

		3,040,875

Communications Equipment (0.5%):
479,000	Ciena Corp., 0.25%, 5/1/13	397,570
502,000	JDS Uniphase Corp., 1.00%, 5/15/26 , Callable 5/20/13 @ 100	453,682
406,000	SBA Communications Corp., 1.88%, 5/1/13	429,345

		1,280,597

Diversified Telecommunication Services (0.5%):
1,541,000	Lucent Technologies Corp., 2.88%, 6/15/25	1,334,891

Electric Utilities (0.0%):
38,000	PG&E Corp., 9.50%, 6/30/10	106,828

Electronic Equipment, Instruments & Components (0.3%):
400,000	JDS Uniphase, 1.00%, 5/15/26 (a)	361,500
460,000	Linear Technology Corp., 3.00%, 5/1/27 (a)	447,350

		808,850

Energy Equipment & Services (0.2%):
653,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 , Callable 12/20/12 @ 100	586,884

Health Care Equipment & Supplies (1.1%):
974,000	Allergan, Inc., 1.50%, 4/1/26	1,112,795
525,000	Invitrogen Corp., 1.50%, 2/15/24	615,563
349,000	Invitrogen Corp., 3.25%, 6/15/25	409,639
923,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	920,692

		3,058,689

Hotels, Restaurants & Leisure (0.6%):
397,000	Gaylord Entertainment Co., 3.75%, 10/1/14 (a)	495,258
1,055,000	International Game Technology, Inc., 3.25%, 5/1/14	1,254,131

		1,749,389

Industrial Conglomerates (0.9%):
1,393,000	Ford Motor Co., 4.25%, 11/15/16	2,084,276
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Industrial Conglomerates, continued
$166,000	Textron, Inc., Series TXT, 4.50%, 5/1/13	$288,010

		2,372,286

IT Services (1.1%):
1,235,000	3M Co., 0.46%, 11/21/32 , Callable 5/10/10 @ 85.48(b)	1,134,656
856,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	815,340
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	491,550
635,000	Symantec Corp., 0.75%, 6/15/11	659,606

		3,101,152

Media (0.9%):
568,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23 , Callable 3/15/13 @ 100	603,500
508,000	Liberty Global, Inc., 4.50%, 11/15/16	652,780
1,084,700	Liberty Media Corp., 3.13%, 3/30/23	1,151,138

		2,407,418

Metals & Mining (0.6%):
567,000	Allegheny Technologies, Inc., 4.25%, 6/1/14	829,946
900,000	Massey Energy Co., 3.25%, 8/1/15	873,000

		1,702,946

Pharmaceuticals (2.4%):
2,854,000	Amgen, Inc., 0.38%, 2/1/13	2,893,242
535,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	533,663
578,000	King Pharmaceuticals, Inc., 1.25%, 4/1/26, Callable 4/1/13 @ 100	531,038
1,126,000	Mylan, Inc., 1.25%, 3/15/12	1,249,860
1,441,000	Omnicare, Inc., 3.25%, 12/15/35	1,219,446

		6,427,249

Semiconductors & Semiconductor Equipment (0.6%):
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27 , Callable 5/1/14 @ 100	269,383
985,000	Micron Technology, Inc., 1.88%, 6/1/14	941,906
354,000	Xilinx, Inc., 3.13%, 3/15/37	326,565

		1,537,854

Software (0.2%):
613,000	Symantec Corp., 1.00%, 6/15/13	651,312

Total Convertible Bonds (Cost $33,205,775)		35,624,769

Corporate Bonds (5.6%):
Automobiles (0.0%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	59,889
10,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	12,209
35,000	Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (a)	35,088

		107,186

Beverages (0.0%):
65,000	Anheuser-Busch InBev NV Worldwide, 7.20%, 1/15/14 (a)	74,466
20,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14 (a)	21,662

		96,128

Biotechnology (0.0%):
55,000	Biogen Idec, Inc., 6.88%, 3/1/18	60,277

Capital Markets (0.2%):
35,000	Ameriprise Financial, Inc., 5.30%, 3/15/20	35,407
10,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	11,047
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	138,683
220,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	232,778
140,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	139,824
100,000	TD Ameritrade Holding Corp., 5.60%, 12/1/19	101,027

		658,766

Chemicals (0.0%):
95,000	Mosaic Co., 7.63%, 12/1/16 , Callable 12/1/11 @ 103.81(a)	104,209

Commercial Banks (1.2%):
295,000	Bank of America Corp., 5.75%, 12/1/17	302,456
55,000	Bank of America Corp., 5.65%, 5/1/18	55,642
55,000	BB&T Corp., 6.85%, 4/30/19 , MTN	62,529
1,000,000	Citibank NA, 1.75%, 12/28/12	1,002,843
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,067,042
85,000	Citigroup, Inc., 6.13%, 5/15/18	86,852
105,000	HBOS plc, 6.75%, 5/21/18 (a)	96,474
50,000	PNC Funding Corp., 6.70%, 6/10/19	55,871
130,000	PNC Funding Corp., 5.13%, 2/8/20	130,954
290,000	Wells Fargo & Co., 5.63%, 12/11/17	307,651

		3,168,314

Commercial Services & Supplies (0.1%):
55,000	Republic Services, Inc., 5.50%, 9/15/19 (a)	56,328
70,000	Waste Management, Inc., 6.13%, 11/30/39	69,471

		125,799

Communications Equipment (0.0%):
55,000	Cisco Systems, Inc., 4.95%, 2/15/19	57,196
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Communications Equipment, continued
$20,000	Cisco Systems, Inc., 5.90%, 2/15/39	$20,305

		77,501

Computers & Peripherals (0.0%):
110,000	IBM Corp., 5.60%, 11/30/39	110,947

Consumer Finance (0.2%):
205,000	American Express Co., 8.13%, 5/20/19	248,296
140,000	Capital One Financial Corp., 6.75%, 9/15/17	154,702

		402,998

Diversified Consumer Services (1.0%):
215,000	AIG SunAmerica Global Finance Vi, 6.30%, 5/10/11 (a)	221,427
100,000	Farmers Exchange Capital, 7.05%, 7/15/28 (a)	92,092
80,000	FBG Finance, Ltd., 5.13%, 6/15/15 (a)	84,330
10,000	FedEx Corp., 7.25%, 2/15/11	10,474
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12 , MTN	1,232,290
275,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19 , MTN	290,584
45,000	General Electric Capital Corp., 5.50%, 1/8/20 , MTN	45,912
60,000	Household Finance Corp., 8.00%, 7/15/10	61,188
165,000	Household Finance Corp., 6.38%, 10/15/11	175,557
35,000	HSBC Finance Corp., 6.75%, 5/15/11	36,789
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	53,737
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15 , MTN	82,341
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	36,713
105,000	Telefonica Europe BV, 8.25%, 9/15/30	128,806
115,000	Xlliac Global Funding, 4.80%, 8/10/10 (a)	116,146

		2,668,386

Diversified Financial Services (0.6%):
120,000	Bank of America Corp., 7.63%, 6/1/19	137,264
135,000	Citigroup, Inc., 6.13%, 11/21/17	138,870
220,000	Citigroup, Inc., 8.50%, 5/22/19	256,781
180,000	General Electric Capital Corp., 5.63%, 5/1/18	188,102
40,000	General Electric Capital Corp., 5.88%, 1/14/38 , MTN	38,030
200,000	GMAC, Inc., 2.20%, 12/19/12	203,005
105,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18 (a)	104,836
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	130,284
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	71,731
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	75,437
85,000	NASDAQ OMX Group, Inc. (The), 5.55%, 1/15/20	84,530
55,000	NiSource Finance Corp., 6.80%, 1/15/19	59,792
100,000	NiSource Finance Corp., 6.13%, 3/1/22	104,334
75,000	WEA Finance LLC, 6.75%, 9/2/19 (a)	80,031

		1,673,027

Diversified Telecommunication Services (0.2%):
25,000	AT&T Corp., 8.00%, 11/15/31	30,394
250,000	AT&T, Inc., 6.30%, 1/15/38	253,696
15,000	AT&T, Inc., 6.55%, 2/15/39	15,769
25,000	SBC Communications, Inc., 6.15%, 9/15/34	24,697
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	71,968
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	162,728

		559,252

Electric Utilities (0.2%):
10,000	Consumers Energy Corp., 4.00%, 5/15/10	10,036
125,000	FirstEnergy Solutions Corp., 6.05%, 8/15/21	125,162
125,000	Ohio Power Co., Series 1, 5.38%, 10/1/21	127,600
45,000	PPL Energy Supply LLC, 6.30%, 7/15/13	49,333
35,000	PPL Energy Supply LLC, 6.50%, 5/1/18	37,294
105,000	Progress Energy, Inc., 7.05%, 3/15/19	118,481

		467,906

Electronic Equipment, Instruments & Components (0.1%):
45,000	Agilent Technologies, Inc., 5.50%, 9/14/15	48,238
40,000	Amphenol Corp., 4.75%, 11/15/14	41,148
30,000	Corning, Inc., 6.63%, 5/15/19	33,275
160,000	General Electric Co., 5.25%, 12/6/17	167,816

		290,477

Food & Staples Retailing (0.2%):
10,000	ConAgra Foods, Inc., 7.00%, 10/1/28	10,908
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	73,580
70,000	Delhaize America, Inc., 9.00%, 4/15/31	89,048
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	86,390
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	148,174
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	21,926
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$60,000	Yum! Brands, Inc., 5.30%, 9/15/19	$61,430

		491,456

Food Products (0.0%):
30,000	Bunge Limited Finance Corp., 8.50%, 6/15/19	34,875
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	16,228

		51,103

Gas Utilities (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	50,365

Health Care Equipment & Supplies (0.1%):
321,000	Wright Medical Group, Inc., 2.63%, 12/1/14	283,684

Health Care Providers & Services (0.1%):
35,000	AmerisourceBergen Corp., 4.88%, 11/15/19	34,852
90,000	Quest Diagnostics, Inc., 4.75%, 1/30/20	88,047
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	64,062

		186,961

Insurance (0.2%):
50,000	Allstate Corp. (The), 7.45%, 5/16/19	58,673
20,000	MetLife, Inc., 7.72%, 2/15/19	23,353
75,000	Pacific Life Corp., 6.00%, 2/10/20 (a)	73,206
45,000	Principal Financial Group, Inc., 8.88%, 5/15/19	54,038
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	22,936
50,000	Reinsurance Group of America, Inc., 6.45%, 11/15/19	52,247
95,000	WellPoint, Inc., 7.00%, 2/15/19	107,729

		392,182

Machinery (0.0%):
55,000	Cooper Industries, Inc., 5.25%, 11/15/12	59,656

Media (0.3%):
135,000	Comcast Corp., 5.70%, 5/15/18	143,139
65,000	Comcast Corp., 5.15%, 3/1/20	65,584
60,000	Cox Communications, Inc., 8.38%, 3/1/39 (a)	75,042
5,000	DIRECTV Holdings, 7.63%, 5/15/16 , Callable 5/15/12 @ 103.81	5,600
80,000	DIRECTV Holdings, 5.88%, 10/1/19 (a)	83,255
90,000	News America, Inc., 7.85%, 3/1/39	106,811
35,000	Time Warner Cable, Inc., 6.75%, 7/1/18	39,108
60,000	Time Warner Cable, Inc., 8.75%, 2/14/19	74,411
35,000	Time Warner Cable, Inc., 8.25%, 4/1/19	42,353
40,000	Time Warner, Inc., 5.88%, 11/15/16	43,702
55,000	Time Warner, Inc., 7.70%, 5/1/32	63,479
60,000	Viacom, Inc., 6.88%, 4/30/36	63,611

		806,095

Metals & Mining (0.1%):
20,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17 , Callable 4/1/12 @ 104.19	22,250
105,000	Newmont Mining Corp., 5.13%, 10/1/19	105,626

		127,876

Multiline Retail (0.0%):
65,000	Kohl’s Corp., 6.88%, 12/15/37	72,437

Office Electronics (0.0%):
40,000	Xerox Corp., 6.35%, 5/15/18	43,331
15,000	Xerox Corp., 5.63%, 12/15/19	15,418

		58,749

Oil, Gas & Consumable Fuels (0.3%):
25,000	Centerpoint Energy, Inc., 7.88%, 4/1/13	28,626
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	29,173
75,000	Energy Transfer Partners LP, 8.50%, 4/15/14	87,250
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	35,318
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	82,879
50,000	Hess Corp., 6.00%, 1/15/40	49,375
135,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	144,794
50,000	Plains All American Pipeline, 8.75%, 5/1/19	60,998
60,000	Plains All American Pipeline, 6.70%, 5/15/36	61,646
65,000	Questar Market Resources, Inc., 6.80%, 4/1/18	71,147
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	51,025

		702,231

Pharmaceuticals (0.2%):
85,000	GlaxoSmithKline, 5.65%, 5/15/18	92,297
95,000	Medco Health Solutions, Inc., 7.13%, 3/15/18	108,311
95,000	Merck & Co., Inc., 5.00%, 6/30/19	99,336
230,000	Pfizer, Inc., 6.20%, 3/15/19	259,780

		559,724

Real Estate Investment Trusts (REITs) (0.1%):
55,000	Avalonbay Communities, Inc., 6.10%, 3/15/20 , MTN	58,463
70,000	Boston Properties LP, 5.88%, 10/15/19	72,667
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$65,000	Simon Property Group LP, 6.75%, 5/15/14 , Callable 2/15/14 @ 100	$71,114
60,000	Simon Property Group LP, 5.65%, 2/1/20 , Callable 11/1/19 @ 100	58,539

		260,783

Road & Rail (0.0%):
20,000	CSX Corp., 6.15%, 5/1/37	20,157
20,000	Union Pacific Corp., 6.13%, 2/15/20	21,668

		41,825

Semiconductors & Semiconductor Equipment (0.0%):
50,000	KLA Instruments Corp., 6.90%, 5/1/18	54,239

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	73,668

Specialty Retail (0.1%):
124,391	CVS Pass-Through Trust, 6.04%, 12/10/28	123,026
19,780	CVS Pass-Through Trust, 8.35%, 7/10/31	23,186
70,000	Home Depot, Inc., 5.88%, 12/16/36	67,930

		214,142

Tobacco (0.1%):
55,000	Altria Group, Inc., 9.25%, 8/6/19	66,832
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	118,434

		185,266

Total Corporate Bonds (Cost $14,686,556)		15,243,615

Preferred Stocks (1.8%):
Commercial Banks (0.4%):
10,908	KeyCorp, Series A	1,032,442

Commercial Services & Supplies (0.3%):
19,615	Avery Dennison	778,715

Food Products (0.3%):
17,650	Archer Daniels	721,355

Health Care Providers & Services (0.2%):
310	HealthSouth Corp.	267,763
8,000	Omnicare Capital Trust II	330,000

		597,763

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	624,099

Oil, Gas & Consumable Fuels (0.4%):
27,346	El Paso Energy Capital Trust I	1,015,084

Total Preferred Stocks (Cost $4,573,218)		4,769,458

U.S. Government Agency Mortgages (0.8%):
Federal Home Loan Mortgage Corporation (0.5%)
250,000	3.00%, 7/28/14	255,537
950,000	4.88%, 6/13/18	1,016,588

		1,272,125

Federal National Mortgage Association (0.3%)
540,000	4.38%, 10/15/15	576,172
185,000	6.63%, 11/15/30	221,088

		797,260

Total U.S. Government Agency Mortgages (Cost $2,081,992)		2,069,385

U.S. Treasury Obligations (8.1%):
U.S. Treasury Bills (1.3%)
2,000,000	0.14%, 5/20/10(b)	1,999,606
500,000	0.20%, 8/19/10(b)	499,631
1,000,000	0.21%, 9/2/10(b)	999,123

		3,498,360

U.S. Treasury Bonds (2.6%)
4,850,000	2.63%, 12/31/14	4,884,862
300,000	6.63%, 2/15/27	377,156
430,000	4.50%, 2/15/36	419,989
1,250,000	3.50%, 2/15/39	1,011,524
400,000	4.38%, 11/15/39	378,250

		7,071,781

U.S. Treasury Notes (4.2%)
2,850,000	0.75%, 11/30/11	2,846,104
550,000	0.88%, 2/29/12	548,861
570,000	1.75%, 8/15/12	576,992
250,000	4.38%, 8/15/12	268,633
180,000	4.13%, 8/31/12	192,375
500,000	1.38%, 1/15/13	498,399
500,000	1.38%, 2/15/13	497,656
1,680,000	2.75%, 10/31/13	1,728,693
1,350,000	1.75%, 3/31/14	1,329,750
200,000	2.63%, 6/30/14	202,953
800,000	2.38%, 10/31/14	798,938
1,180,000	2.50%, 3/31/15	1,176,684
750,000	3.25%, 3/31/17	749,062
20,000	6.88%, 8/15/25	25,559

		11,440,659

Total U.S. Treasury Obligations (Cost $22,004,725)		22,010,800

Asset Backed Securities (0.0%):
36,637	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	38,558
12,909	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	12,927
21,680	Harley-Davidson Motorcycle Trust, 4.41%, 6/15/12	21,879

Total Asset Backed Securities (Cost $71,223)		73,364

Yankee Dollars (1.3%):
Building Products (0.0%):
30,000	Holcim U.S. Finance SARL & CIE SCS, 6.00%, 12/30/19 (a)	31,155

Capital Markets (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	32,067
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued
Capital Markets, continued
$25,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	$24,389

		56,456

Chemicals (0.0%):
15,000	Potash Corp. of Saskatchewan, Inc., 5.88%, 12/1/36	14,717

Commercial Banks (0.4%):
100,000	Abbey National Treasury Service plc, 3.88%, 11/10/14 (a)	99,436
175,000	Barclays Bank plc, 6.75%, 5/22/19	193,601
95,000	Commonwealth Bank of Australia, 5.00%, 10/15/19 (a)	95,478
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20 (a)	97,569
125,000	National Australia Bank, 3.75%, 3/2/15 (a)	125,498
180,000	Rabobank Nederland NV, 4.75%, 1/15/20 (a)	178,875
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	99,975
100,000	Svenska Handelsbanken AB, 5.13%, 3/30/20 (a)	100,014
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	62,140
70,000	Westpac Banking Corp., 4.20%, 2/27/15	72,056

		1,124,642

Diversified Consumer Services (0.1%):
180,000	Nationwide Building Society, 6.25%, 2/25/20 (a)	183,533

Diversified Financial Services (0.2%):
155,000	Credit Suisse AG, 5.40%, 1/14/20	156,212
30,000	Credit Suisse NY, 6.00%, 2/15/18	31,763
100,000	Credit Suisse NY, 5.30%, 8/13/19	102,545
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14 (a)	100,566
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	128,343

		519,429

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	80,364
100,000	Telecom Italia Capital, 7.00%, 6/4/18	108,150
55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	59,378

		247,892

Electric Utilities (0.0%):
100,000	Enel Finance International SA, 5.13%, 10/7/19 (a)	98,831

Electronic Equipment Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	74,659

Energy Equipment & Services (0.1%):
150,000	Weatherford International, Ltd., 9.63%, 3/1/19	189,805

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	43,738

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	100,886

Media (0.1%):
45,000	Vivendi, 6.63%, 4/4/18 (a)	48,744
100,000	WPP Finance, 8.00%, 9/15/14	114,899

		163,643

Metals & Mining (0.2%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19 (a)	127,371
170,000	ArcelorMittal, 9.85%, 6/1/19	216,070
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	56,795

		400,236

Oil, Gas & Consumable Fuels (0.1%):
150,000	Petrobras International Finance Co., 5.75%, 1/20/20	153,674

Sovereign Bond (0.0%):
95,000	Republic of Italy, 6.88%, 9/27/23	108,951

Tobacco (0.0%):
40,000	BAT International Finance plc, 9.50%, 11/15/18 (a)	51,801

Total Yankee Dollars (Cost $3,420,358)		3,564,048

Investment Companies (6.0%):
16,204,270	Dreyfus Treasury Prime Cash Management, 0.00%(b)	16,204,270

Total Investment Companies (Cost $16,204,270)		16,204,270

Total Investment Securities (Cost $229,114,046)(c)—99.8%		270,863,776

Net other assets (liabilities) — 0.2%		476,667

Net Assets — 100.0%		$271,340,443

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

LLC	Limited Liability Company

LP	Limited Partnership

plc	Public Liability Company

*	Non-income producing security.
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at March 31, 2010.

(c)	Cost for federal income tax purposes is $232,520,469. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,564,399
Unrealized depreciation	(4,221,092)

Net unrealized appreciation	$38,343,307

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	0.1%
Germany	1.5%
Guernsey	0.4%
Ireland	1.4%
Japan	0.9%
Luxembourg	0.1%
Netherlands	1.4%
Switzerland	1.7%
United Kingdom	3.0%
United States	89.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.4%):
Diversified Real Estate Activities (23.7%):
1,019	Allreal Holding AG, Registered Shares	$125,558
493,334	Beni Stabili SPA	477,519
875,000	Capitaland, Ltd.	2,478,456
89,000	City Developments, Ltd.	673,469
596,000	Hang Lung Properties, Ltd.	2,395,135
303,300	Henderson Land Development Co., Ltd.	2,131,834
530,803	Kerry Properties, Ltd.	2,842,332
361,000	Mitsubishi Estate Co., Ltd.	5,911,148
301,000	Mitsui Fudosan Co., Ltd.	5,113,213
239,000	Poly Hong Kong Investment, Ltd.	304,194
170,000	Sumitomo Realty & Development Co.	3,237,467
662,800	Sun Hung Kai Properties, Ltd.	9,952,629
334,000	Wharf Holdings, Ltd. (The)	1,882,684

		37,525,638

Diversified REIT’s (9.9%):
202,637	British Land Co. plc	1,478,536
73,874	Cousins Properties, Inc.	613,893
92,259	Dexus Property Group	68,512
3,713	Fonciere des Regions	409,192
2,222	Gecina SA	245,737
2,328,532	GPT Group	1,226,522
10,604	ICADE	1,182,041
165,330	Land Securities Group plc	1,698,756
25,525	Liberty Property Trust	866,318
50,737	Mirvac Group	68,515
5,922	PS Business Parks, Inc.	316,235
46,890	Retail Opportunity Investments Corp.*	474,527
51,870	Shaftesbury plc	302,534
716,977	Stockland Trust Group	2,619,889
51,121	Vornado Realty Trust	3,869,860
2,397	Wereldhave NV	229,634

		15,670,701

Health Care Providers & Services (0.4%):
17,824	Assisted Living Concepts, Inc., Class A*	585,340
19,005	Capital Senior Living Corp.*	99,966

		685,306

Hotels, Resorts & Cruise Lines (2.1%):
35,958	Morgans Hotel Group*	230,491
65,887	Starwood Hotels & Resorts Worldwide, Inc.	3,072,969

		3,303,460

Industrial REIT’s (1.4%):
30,978	AMB Property Corp.	843,841
64,750	DCT Industrial Trust, Inc.	338,642
224,303	SERGO plc	1,087,092

		2,269,575

Mortgage REIT’s (0.4%):
11,390	Colony Financial, Inc.	227,800
10,860	CreXus Investment Corp.	145,198
17,400	Starwood Property Trust, Inc.	335,820

		708,818

Office REIT’s (5.9%):
22,668	Alstria Office AG	259,708
1,959	Befimmo SCA Sicafi	164,523
35,439	Boston Properties, Inc.	2,673,518
541,000	CapitaCommercial Trust	417,841
177	Cofinimmo SA	24,934
552,731	Commonwealth Property Office Fund	458,327
25,582	Derwent Valley Holdings plc	529,965
4,650	Digital Realty Trust, Inc.	252,030
1,930	Douglas Emmett, Inc.	29,664
23,830	Duke Realty Corp.	295,492
63,235	Great Portland Estates plc	301,936
11,540	HRPT Properties Trust	89,781
112	Japan Real Estate Investment Corp.	954,677
10,600	Kilroy Realty Corp.	326,904
27,134	Mack-Cali Realty Corp.	956,474
134	Nippon Building Fund, Inc.	1,152,765
420	Parkway Properties, Inc.	7,888
825	Societe de la Tour Eiffel	69,065
3,236	Societe Immobiliere de Locationpour l’Industrie et le Commerce	408,335

		9,373,827

Real Estate Investment Trusts (REITs) (0.3%):
870	Lexington Corporate Properties Trust	5,664
188,501	LXB Retail Properties plc*	248,829
100,100	Metric Property Investments plc*	155,678

		410,171

Real Estate Management & Development (6.3%):
202,000	Agile Property Holdings, Ltd.	275,101
3,000	Allgreen Properties, Ltd.	2,557
55,000	Beijing Capital Land, Ltd., Class H	21,551
2,485,087	BGP Holdings plc*(a)	0
43,900	BR Properties SA*	317,611
1,541,120	China Overseas Land & Investment, Ltd.	3,473,769
879,000	China Resources Land, Ltd.	1,906,679
21,638	Conwert Immobilien Invest AG*	268,267
605,300	Guangzhou R&F Properties Co., Ltd.	989,187
422,000	Keppel Land, Ltd.	1,105,398
284,500	KWG Property Holding, Ltd.	206,035
302,500	Shimao Property Holdings, Ltd.	554,699
101,984	Sino Land Co., Ltd.	199,470
109,124	ST Modwen Properties plc*	320,070
217,000	Wing Tai Holdings, Ltd.	280,321

		9,920,715

Real Estate Operating Companies (9.6%):
40,100	BR Malls Participacoes SA*	473,755
165,161	Brookfield Properties Corp.	2,536,873
476,643	Capital & Regional plc*	254,953
18,238	Castellum AB	183,945
2,073	Citycon Oyj	8,265
10,162	Deutsche Euroshop AG	335,130
35,479	Development Securities plc	146,956
95,450	Forest City Enterprises, Inc., Class A*	1,375,434
248,913	Grainger Trust plc	510,451
913,500	Hongkong Land Holdings, Ltd.	4,624,072
78,247	Hufvudstaden AB	669,785
272,242	Hysan Development Co., Ltd.	785,934
112,611	Minerva plc*	162,719
125	NTT Urban Development Corp.	105,294
24,542	Prologis European Properties*	172,644
17,134	PSP Swiss Property AG*	1,099,901
448,858	Quintain Estates & Development plc*	387,034
220,245	Safestore Holdings, Ltd.	482,009
33,096	Sponda Oyj	137,974
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Operating Companies, continued
1,296	Swiss Prime Site AG*	$81,113
152,725	Unite Group plc*	598,411

		15,132,652

Residential REIT’s (7.8%):
11,180	Apartment Investment & Management Co., Class A	205,824
34,058	AvalonBay Communities, Inc.	2,940,908
6,710	Boardwalk REIT	265,981
26,715	Camden Property Trust	1,112,146
24,148	Equity Lifestyle Properties, Inc.	1,301,094
147,031	Equity Residential Properties Trust	5,756,264
880	Essex Property Trust, Inc.	79,156
28,315	Post Properties, Inc.	623,496

		12,284,869

Retail REIT’s (19.2%):
28,046	Acadia Realty Trust	500,901
401,000	CapitaMall Trust	506,198
542,971	CFS Retail Property Trust	932,715
13,737	Corio NV	917,887
14,847	Eurocommercial Properties NV	596,148
18,280	Federal Realty Investment Trust	1,330,967
220,584	Hammerson plc	1,315,924
13,730	Kite Realty Group Trust	64,943
20,643	Klepierre	809,927
94,395	Liberty International plc	720,852
4,131	Macerich Co. (The)	158,256
7,452	Mercialys SA	267,650
62,511	Regency Centers Corp.	2,342,287
72,190	RioCan	1,313,838
74,294	Simon Property Group, Inc.	6,233,267
320,000	Suntec REIT	306,672
7,465	Taubman Centers, Inc.	298,003
20,539	Unibail	4,158,026
931	Vastned Retail NV	62,152
685,267	Westfield Group	7,570,173

		30,406,786

Specialized REIT’s (8.4%):
103,539	Big Yellow Group plc*	533,418
317	DiamondRock Hospitality Co.	3,205
14,400	Extendicare REIT	148,481
62,852	HCP, Inc.	2,074,116
49,196	Healthcare Realty Trust, Inc.	1,145,775
162,875	Host Hotels & Resorts, Inc.	2,386,119
3,960	LTC Properties, Inc.	107,158
6,650	Nationwide Health Properties, Inc.	233,748
9,040	Pebblebrook Hotel Trust*	190,111
35,538	Public Storage, Inc.	3,269,141
74,414	Senior Housing Properties Trust	1,648,270
8,597	Sovran Self Storage, Inc.	299,691
25,626	Ventas, Inc.	1,216,722

		13,255,955

Total Common Stocks (Cost $126,989,521)		150,948,473

Warrants (0.0%):
Diversified REIT’s (0.0%):
3,713	Fonciere des Regions*	4,162

Total Warrants (Cost $—)		4,162

Investment Companies (3.7%):
5,876,937	Dreyfus Treasury Prime Cash Management, 0.00%(b)	5,876,937

Total Investment Companies (Cost $5,876,937)		5,876,937

Total Investment Securities (Cost $132,866,458)(c)—99.1%		156,829,572

Net other assets (liabilities) — 0.9%		1,358,394

Net Assets — 100.0%		$158,187,966

Percentages indicated are based on net assets as of March 31, 2010.

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	Security was fair valued as of March 31, 2010. Represents 0.0% of the net assets of the Fund.

(b)	The rate represents the effective yield at March 31, 2010.

(c)	Cost for federal income tax purposes is $151,227,719. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$27,142,390
Unrealized depreciation	(21,540,537)

Net unrealized appreciation	$5,601,853

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	8.3%
Austria	0.2%
Belgium	0.1%
Belize	0.2%
Bermuda	2.9%
Brazil	0.3%
Canada	2.7%
China	0.4%
Finland	0.1%
France	4.8%
Germany	0.4%
Hong Kong	17.4%
Italy	0.3%
Japan	10.5%
Luxembourg	0.1%
Netherlands	1.2%
Singapore	3.7%
Sweden	0.5%
Switzerland	0.8%
United Kingdom	7.2%
United States	37.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Foreign Currency Contracts
As of March 31, 2010 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
				Appreciation/
Long Contracts	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Receive 62,649 Australian Dollar in exchange for U.S. Dollars	4/6/10	$57,405	$57,437	$32
Receive 5,925 British Sterling Pound in exchange for U.S. Dollars	4/6/10	6,666	8,990	2,324

				$2,356

				Unrealized
				Appreciation/
Short Contracts	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Deliver 26,431 Singapore Dollars in exchange for U.S. Dollars	4/5/10	$18,852	$18,897	$(45)

				$(45)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Aerospace & Defense (0.5%):
13,500	General Dynamics Corp.	$1,042,200

Air Freight & Logistics (0.8%):
16,700	FedEx Corp.	1,559,780

Automobiles (1.1%):
86,200	Ford Motor Co.*	1,083,534
38,190	Harley-Davidson, Inc.	1,071,993

		2,155,527

Beverages (0.8%):
26,660	Coca-Cola Co. (The)	1,466,300

Biotechnology (0.4%):
16,000	Genzyme Corp.*	829,280

Capital Markets (2.0%):
143,060	Charles Schwab Corp.	2,673,791
28,500	State Street Corp.	1,286,490

		3,960,281

Chemicals (1.6%):
73,700	Dow Chemical Co. (The)	2,179,309
14,600	PPG Industries, Inc.	954,840

		3,134,149

Commercial Banks (5.3%):
56,300	BB&T Corp.	1,823,557
101,200	Fifth Third Bancorp	1,375,308
1,403	First Horizon National Corp.*	19,709
64,470	PNC Financial Services Group, Inc.	3,848,859
40,000	U.S. Bancorp	1,035,200
73,000	Wells Fargo & Co.	2,271,760

		10,374,393

Commercial Services & Supplies (1.1%):
30,900	Avery Dennison Corp.	1,125,069
38,300	Cintas Corp.	1,075,847

		2,200,916

Communications Equipment (1.5%):
110,800	Cisco Systems, Inc.*	2,884,124

Computers & Peripherals (2.8%):
106,807	Dell, Inc.*	1,603,173
71,690	Hewlett-Packard Co.	3,810,324

		5,413,497

Diversified Financial Services (8.3%):
271,400	Bank of America Corp.	4,844,490
403,600	Citigroup, Inc.*	1,634,580
217,096	JPMorgan Chase & Co.	9,715,046

		16,194,116

Diversified Telecommunication Services (0.9%):
58,760	Verizon Communications, Inc.	1,822,735

Electric Utilities (4.0%):
111,874	American Electric Power Co., Inc.	3,823,853
24,000	Edison International	820,080
18,619	Entergy Corp.	1,514,656
39,950	FirstEnergy Corp.	1,561,646

		7,720,235

Electronic Equipment, Instruments & Components (1.6%):
11,600	Agilent Technologies, Inc.*	398,924
71,565	Tyco International, Ltd.	2,737,361

		3,136,285

Energy Equipment & Services (1.7%):
36,820	Schlumberger, Ltd.	2,336,597
21,800	Smith International, Inc.	933,476

		3,270,073

Food & Staples Retailing (4.0%):
68,200	SYSCO Corp.	2,011,900
69,200	Wal-Mart Stores, Inc.	3,847,520
49,600	Walgreen Co.	1,839,664

		7,699,084

Food Products (2.8%):
133,000	Kraft Foods, Inc., Class A	4,021,920
44,480	Unilever NV, New York Shares	1,341,517

		5,363,437

Health Care Equipment & Supplies (1.4%):
54,355	Covidien plc	2,732,969

Health Care Providers & Services (2.0%):
35,010	Cardinal Health, Inc.	1,261,410
79,900	UnitedHealth Group, Inc.	2,610,333

		3,871,743

Household Durables (1.3%):
64,970	Sony Corp., ADR	2,489,001

Industrial Conglomerates (4.2%):
343,800	General Electric Co.	6,257,160
20,000	Siemens AG, ADR	1,999,400

		8,256,560

Insurance (5.0%):
40,450	Chubb Corp. (The)	2,097,333
241,340	Marsh & McLennan Cos., Inc.	5,893,523
1,400	Primerica, Inc.	21,000
19,800	Principal Financial Group, Inc.	578,358
20,528	Travelers Cos., Inc. (The)	1,107,280

		9,697,494

Internet Software & Services (3.0%):
166,030	eBay, Inc.*	4,474,509
87,900	Yahoo!, Inc.*	1,452,987

		5,927,496

IT Services (0.7%):
36,600	Amdocs, Ltd.*	1,102,026
16,842	Western Union Co.	285,640

		1,387,666

Machinery (1.9%):
51,900	Dover Corp.	2,426,325
38,440	Ingersoll-Rand plc	1,340,403

		3,766,728

Media (7.1%):
154,270	Comcast Corp., Class A	2,903,361
40,811	Time Warner Cable, Inc.	2,175,635
109,730	Time Warner, Inc.	3,431,257
155,490	Viacom, Inc., Class B*	5,345,746

		13,855,999

Metals & Mining (1.2%):
17,300	Freeport-McMoRan Copper & Gold, Inc., Class B	1,445,242
16,110	Newmont Mining Corp.	820,482

		2,265,724

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels 11.2%:
62,270	Anadarko Petroleum Corp.	$4,535,124
33,630	BP plc, ADR	1,919,264
29,668	ConocoPhillips	1,518,112
27,070	Devon Energy Corp.	1,744,120
36,582	Exxon Mobil Corp.	2,450,262
28,973	Hess Corp.	1,812,261
52,520	Occidental Petroleum Corp.	4,440,041
59,780	Royal Dutch Shell plc, ADR	3,458,871

		21,878,055

Personal Products (0.5%):
15,000	Estee Lauder Co., Inc. (The), Class A	973,050

Pharmaceuticals (7.8%):
27,540	Abbott Laboratories	1,450,807
37,520	Bayer AG, ADR	2,538,228
128,810	Bristol-Myers Squibb Co.	3,439,227
79,323	Merck & Co., Inc.	2,962,714
163,400	Pfizer, Inc.	2,802,310
51,060	Roche Holding AG, ADR	2,068,951

		15,262,237

Professional Services (1.2%):
21,701	Manpower, Inc.	1,239,561
33,500	Robert Half International, Inc.	1,019,405

		2,258,966

Semiconductors & Semiconductor Equipment (1.7%):
101,590	Intel Corp.	2,261,393
30,262	Lam Research Corp.*	1,129,378

		3,390,771

Software (0.0%):
3,329	Symantec Corp.*	56,327

Specialty Retail (2.6%):
64,600	Gap, Inc. (The)	1,492,906
109,210	Home Depot, Inc.	3,532,944

		5,025,850

Wireless Telecommunication Services (1.2%):
103,400	Vodafone Group plc, ADR	2,408,186

Total Common Stocks (Cost $149,562,254)		185,731,234

Investment Companies (4.7%):
9,174,857	Dreyfus Treasury Prime Cash Management, 0.00%(a)	9,174,857

Total Investment Companies (Cost $9,174,857)		9,174,857

Total Investment Securities (Cost $158,737,111)(b)—99.9%		194,906,091

Net other assets (liabilities) — 0.1%		117,837

Net Assets — 100.0%		$195,023,928

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $160,145,939. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$37,832,001
Unrealized depreciation	(3,071,849)

Net unrealized appreciation	$34,760,152

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Germany	2.3%
Guernsey	0.6%
Ireland	2.1%
Japan	1.3%
Netherlands	1.9%
Switzerland	2.5%
United Kingdom	4.0%
United States	85.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen International Equity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.8%):
Auto Components (1.4%):
363,000	NGK SPARK PLUG Co., Ltd.	$4,934,869

Automobiles (0.5%):
47,800	Toyota Motor Corp.	1,922,330

Beverages (2.2%):
155,693	Diageo plc	2,617,547
144,994	Dr Pepper Snapple Group, Inc.	5,099,439

		7,716,986

Chemicals (3.3%):
55,688	Akzo Nobel NV	3,177,134
129,100	JSR Corp.	2,698,946
46,300	NITTO DENKO Corp.	1,789,970
23,938	Orica, Ltd.	587,174
341,000	SUMITOMO CHEMICALl Co., Ltd.	1,668,045
161,800	TAIYO NIPPON SANSO Corp.	1,582,944

		11,504,213

Commercial Banks (8.4%):
326,312	Banco Santander SA	4,329,675
1,003,758	Barclays plc	5,464,714
584,000	Chiba Bank, Ltd. (The)	3,483,667
656,683	HSBC Holdings plc	6,656,725
929,452	Lloyds Banking Group plc*	885,946
124,472	Sumitomo Mitsui Financial Group, Inc.	4,095,522
823,000	Sumitomo Trust & Banking Co., Ltd. (The)	4,811,127

		29,727,376

Construction Materials (2.7%):
236,584	CRH plc	5,902,251
49,061	Holcim, Ltd., Registered Shares*	3,652,278

		9,554,529

Diversified Telecommunication Services (2.1%):
116,527	France Telecom SA	2,790,409
114,968	Telefonica SA	2,720,322
130,107	Telekom Austria AG	1,819,494

		7,330,225

Electric Utilities (4.4%):
142,942	E.ON AG	5,279,274
101,303	Electricite de France	5,531,513
282,487	Scottish & Southern Energy plc	4,715,295

		15,526,082

Electrical Equipment (2.5%):
151,563	Legrand SA	4,782,270
460,000	Mitsubishi Electric Corp.	4,229,376

		9,011,646

Electronic Equipment, Instruments & Components (3.5%):
120,600	HOYA Corp.	3,304,015
28,600	Keyence Corp.	6,812,589
33,200	TDK Corp.	2,210,762

		12,327,366

Food & Staples Retailing (0.9%):
727,550	William Morrison Supermarkets plc	3,241,319

Food Products (6.3%):
239,104	Nestle SA	12,236,344
335,503	Unilever NV	10,157,689

		22,394,033

Household Durables (1.2%):
408,100	Sekisui House, Ltd.	4,064,209

Household Products (4.6%):
208,400	Kao Corp.	5,273,106
202,559	Reckitt Benckiser Group plc	11,144,947

		16,418,053

Industrial Conglomerates (1.7%):
349,773	Smiths Group plc	6,034,576

Insurance (6.6%):
101,703	Admiral Group plc	2,035,918
872,384	AMP, Ltd.	5,003,413
218,800	Mitsui Sumitomo Insurance Group Holdings, Inc.	6,055,076
638,919	Prudential plc	5,301,281
208,100	T&D Holdings, Inc.	4,910,224

		23,305,912

Leisure Equipment & Products (0.2%):
70,800	Sega Sammy Holdings, Inc.	857,681

Machinery (2.1%):
36,619	Vallourec SA	7,393,106

Marine (0.8%):
369,723	Mitsui O.S.K. Lines, Ltd.	2,642,657

Media (2.1%):
55,100	Asatsu-DK, Inc.	1,167,484
801,389	Reed Elsevier plc	6,410,706

		7,578,190

Metals & Mining (2.7%):
64,363	ArcelorMittal	2,828,397
109,233	BHP Billiton plc	3,742,111
2,816,329	OZ Minerals, Ltd.*	2,949,270

		9,519,778

Multi-Utilities (1.5%):
257,944	National Grid plc	2,512,156
30,229	RWE AG	2,686,060

		5,198,216

Oil, Gas & Consumable Fuels (7.9%):
242,018	BG Group plc	4,180,302
520,522	BP plc	4,928,664
61,602	Cenovus Energy, Inc.	1,609,515
61,602	EnCana Corp.	1,917,100
181,270	Eni SpA	4,256,485
248	INPEX Corp.	1,820,948
35,500	OAO Gazprom, ADR	833,185
383,755	Santos, Ltd.	5,150,853
55,542	Total SA	3,225,268

		27,922,320

Pharmaceuticals (8.4%):
148,700	Astellas Pharma, Inc.	5,386,631
118,774	Bayer AG	8,023,658
157,081	Novartis AG, Registered Shares	8,492,017
48,252	Roche Holding AG	7,832,455

		29,734,761

Professional Services (1.3%):
2,756,891	Hays plc	4,542,433

Real Estate Management & Development (1.4%):
303,000	Mitsubishi Estate Co., Ltd.	4,961,435

Semiconductors & Semiconductor Equipment (0.9%):
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen International Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
44,300	ROHM Co., Ltd.	$3,309,261

Specialty Retail (0.6%):
286,095	Esprit Holdings, Ltd.	2,250,255

Tobacco (7.4%):
394,404	British American Tobacco plc	13,599,587
412,482	Imperial Tobacco Group plc	12,605,013

		26,204,600

Trading Companies & Distributors (3.8%):
320,937	Bunzl plc	3,507,549
206,100	Mitsubishi Corp.	5,406,072
90,364	Travis Perkins plc*	1,120,405
143,923	Wolseley plc*	3,480,233

		13,514,259

Wireless Telecommunication Services (3.4%):
2,386	NTT DoCoMo, Inc.	3,629,426
3,705,611	Vodafone Group plc	8,572,892

		12,202,318

Total Common Stocks (Cost $325,591,513)		342,844,994

Investment Companies (2.9%):
10,259,318	Dreyfus Treasury Prime Cash Management, 0.00%(a)	10,259,318

Total Investment Companies (Cost $10,259,318)		10,259,318

Total Investment Securities (Cost $335,850,831)(b)—99.7%		353,104,312

Net other assets (liabilities) — 0.3%		1,012,450

Net Assets — 100.0%		$354,116,762

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $340,239,332. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$27,387,368
Unrealized depreciation	(14,522,388)

Net unrealized appreciation	$12,864,980

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Australia	3.9%
Austria	0.5%
Canada	1.0%
France	6.7%
Germany	4.5%
Hong Kong	0.6%
Ireland	1.7%
Italy	1.2%
Japan	26.4%
Netherlands	4.6%
Russian Federation	0.2%
Spain	2.0%
Switzerland	9.1%
United Kingdom	33.3%
United States	4.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen International Equity Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)
Foreign Currency Contracts
     As of March 31, 2010 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 53,097 Australian Dollar in exchange for U.S. Dollars	4/6/10	48,658	48,679	$21
Receive 70,087 British Sterling Pound in exchange for U.S. Dollars	4/6/10	106,155	106,340	185

				$206

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 1,635,000,000 Japanese Yen in exchange for U.S. Dollars	4/12/10	18,120,761	17,493,501	$627,260
Deliver 113,388 Japanese Yen in exchange for U.S. Dollars	4/5/10	1,214	1,213	1

				$627,261

     As of March 31, 2010 the Fund’s open forward cross currency contracts were as follows:

					Contract		Net Unrealized
	Amount		Amount		Value	Fair	Appreciation/
Purchase/Sale	Purchased		Sold		(U.S. Dollars)	Value	(Depreciation)
Australian Dollar/British Sterling Pound	AUD	15,117,954	GBP	9,180,000	$13,778,657	$13,677,921	$(100,736)
Euro/British Sterling Pound	EUR	11,479,875	GBP	10,325,000	15,537,281	15,377,927	(159,354)
Euro/British Sterling Pound	EUR	11,505,204	GBP	10,325,000	15,571,561	15,446,414	(125,147)

							$(385,237)

AUD — Australian Dollar
EUR — Euro
GBP — British Sterling Pound
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks (95.7%):
Air Freight & Logistics (3.5%):
102,130	C.H. Robinson Worldwide, Inc.	$5,703,960
211,878	Expeditors International of Washington, Inc.	7,822,536

		13,526,496

Capital Markets (3.9%):
199,604	Calamos Asset Management, Inc., Class A	2,862,321
84,036	Greenhill & Co., Inc.	6,898,515
96,531	T. Rowe Price Group, Inc.	5,302,448

		15,063,284

Chemicals (4.0%):
149,991	Intrepid Potash, Inc.*	4,549,227
249,597	Nalco Holding Co.	6,072,695
176,840	Rockwood Holdings, Inc.*	4,707,481

		15,329,403

Commercial Services & Supplies (0.8%):
172,006	Covanta Holding Corp.*	2,865,620

Communications Equipment (0.4%):
401,709	Palm, Inc.*	1,510,426

Computers & Peripherals (2.5%):
333,211	Teradata Corp.*	9,626,466

Construction Materials (2.1%):
76,534	Martin Marietta Materials, Inc.	6,394,416
51,312	Texas Industries, Inc.	1,753,331

		8,147,747

Distributors (3.6%):
2,766,121	Li & Fung, Ltd.	13,567,334

Diversified Consumer Services (3.1%):
69,199	New Oriental Education & Technology Group, Inc., ADR*	5,917,207
23,864	Strayer Education, Inc.	5,811,361

		11,728,568

Diversified Financial Services (8.2%):
104,925	CIT Group, Inc.*	4,087,878
48,590	Intercontinental Exchange, Inc.*	5,450,826
302,233	Leucadia National Corp.*	7,498,401
84,672	Moody’s Corp.	2,518,992
320,791	MSCI, Inc., Class A*	11,580,555

		31,136,652

Food Products (1.7%):
124,568	Mead Johnson Nutrition Co., Class A	6,481,273

Health Care Equipment & Supplies (3.9%):
150,303	Gen-Probe, Inc.*	7,515,150
15,805	Intuitive Surgical, Inc.*	5,502,194
161,766	Ironwood Pharmaceuticals, Inc.*(b)	2,019,278

		15,036,622

Hotels, Restaurants & Leisure (8.0%):
355,294	Ctrip.com International, Ltd., ADR*	13,927,525
261,818	Las Vegas Sands Corp.*	5,537,451
147,452	Wynn Resorts, Ltd.	11,181,285

		30,646,261

Household Durables (2.4%):
289,494	Gafisa SA, ADR	3,977,648
7,365	NVR, Inc.*	5,350,672

		9,328,320

Internet & Catalog Retail (4.0%):
56,777	Netflix, Inc.*	4,186,736
44,113	Priceline.com, Inc.*	11,248,815

		15,435,551

Internet Software & Services (9.3%):
246,703	Akamai Technologies, Inc.*	7,748,941
2,733,000	Alibaba.com, Ltd.	5,484,771
30,676	Baidu, Inc., ADR*	18,313,572
39,717	Equinix, Inc.*	3,866,053

		35,413,337

IT Services (2.1%):
435,327	Redecard SA	8,057,529

Life Sciences Tools & Services (4.3%):
255,187	Illumina, Inc.*	9,926,774
101,627	Techne Corp.	6,472,624

		16,399,398

Media (3.8%):
128,687	Discovery Communications, Inc., Class C*	3,784,685
385,954	Groupe Aeroplan, Inc.	4,048,070
140,835	Morningstar, Inc.*	6,772,755

		14,605,510

Multiline Retail (1.1%):
38,430	Sears Holdings Corp.*	4,166,965

Oil, Gas & Consumable Fuels (5.9%):
107,055	Petrohawk Energy Corp.*	2,171,075
180,853	Range Resources Corp.	8,476,580
256,098	Ultra Petroleum Corp.*	11,941,850

		22,589,505

Pharmaceuticals (1.2%):
67,767	Allergan, Inc.	4,426,540

Professional Services (7.5%):
108,576	Corporate Executive Board Co.	2,887,036
88,377	IHS, Inc., Class A*	4,725,518
372,533	Intertek Group plc	8,246,059
163,888	Monster Worldwide, Inc.*	2,722,180
352,317	Verisk Analytics, Inc., Class A*	9,935,339

		28,516,132

Semiconductors & Semiconductor Equipment (0.4%):
97,572	NVIDIA Corp.*	1,695,801

Software (5.3%):
176,033	Autodesk, Inc.*	5,178,891
99,732	Rovi Corp.*	3,703,049
153,989	Salesforce.com, Inc.*	11,464,481

		20,346,421

Trading Companies & Distributors (1.6%):
127,526	Fastenal Co.	6,119,973

Wireless Telecommunication Services (1.1%):
45,506	Millicom International Cellular SA	4,056,860

Total Common Stocks (Cost $315,328,776)		365,823,994

Preferred Stocks (0.5%):
Health Care Equipment & Supplies (0.5%):
162,545	Ironwood Pharmaceuticals, Inc.(a)(b)	2,029,002

Preferred Stocks, continued
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Total Preferred Stocks (Cost $1,950,540)		2,029,002

Private Placement (0.5%):
Transportation Infrastructure (0.5%):
$682,027	Better Place LLC(a)(b)	$2,046,081

Total Private Placement (Cost $2,046,081)		2,046,081

Investment Companies (3.9%):
14,682,897	Dreyfus Treasury Prime Cash Management, 0.00%(c)	14,682,897

Total Investment Companies (Cost $14,682,897)		14,682,897

Total Investment Securities (Cost $334,008,294)(d)—100.6%		384,581,974

Net other assets (liabilities) — (0.6)%		(2,339,136)

Net Assets — 100.0%		$382,242,838

Percentages indicated are based on net assets as of March 31, 2010.

ADR	American Depository Receipt

LLC	Limited Liability Company

plc	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2010, these securities represent 1.1% of the net assets of the Fund.

(b)	Security was fair valued as of March 31, 2010. Represents 1.6% of the net assets of the Fund.

(c)	The rate represents the effective yield at March 31, 2010.

(d)	Cost for federal income tax purposes is $337,505,593. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$83,480,404
Unrealized depreciation	(36,404,023))

Net unrealized appreciation	$47,076,381

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2010:

Country	Percentage
Brazil	3.1%
Canada	4.2%
Cayman Islands	9.9%
China	1.4%
Hong Kong	3.5%
Luxembourg	1.1%
United Kingdom	2.1%
United States	74.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2010 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 28 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:
•	AZL AIM International Equity Fund

•	AZL BlackRock Capital Appreciation Fund

•	AZL Columbia Mid Cap Value Fund

•	AZL Columbia Small Cap Value Fund

•	AZL Davis NY Venture Fund

•	AZL Dreyfus Equity Growth Fund

•	AZL Eaton Vance Large Cap Value Fund

•	AZL Enhanced Bond Index Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL International Index Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MFS Investors Trust Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL NACM International Growth Fund

•	AZL NFJ International Value Fund

•	AZL OCC Growth Fund

•	AZL OCC Opportunity Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL Turner Quantitative Small Cap Growth Fund

•	AZL Van Kampen Equity and Income Fund

•	AZL Van Kampen Global Real Estate Fund

•	AZL Van Kampen Growth and Income Fund

•	AZL Van Kampen International Equity Fund

•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust, except the AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL Van Kampen Global Real Estate Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds except the AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund offer a single class of shares of the Funds’. The AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund each offer Class 1 and Class 2 shares of the Funds’.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.
Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Mortgage Dollar Roll Transactions

The AZL Van Kampen Equity and Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Funds will not be entitled to receive any interest or principal paid on the securities sold. The Funds are compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Funds may also be compensated by receipt of a commitment fee.
Short Sales
The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short)for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.
Securities Lending
To generate additional income, each Fund may lend up to of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. During the quarter ended March 31, 2010, the Fund had no amounts outstanding related to securities lending.
Derivative Instruments
All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.
Foreign Currency Exchange Contracts
The Funds enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.
Futures Contracts
The Funds (except for the AZL Money Market Fund and AZL Turner Quantitative Small Cap Growth Fund) may enter into futures contracts. The Funds use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid.
At March 31, 2010, the AZL Franklin Founding Strategy Plus Fund held restricted illiquid securities representing 0.1% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2010 are identified below:

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value
Canary Wharf Group plc	2/28/10	$63,209	13,131	$62,183

At March 31, 2010, the AZL AIM International Equity Fund held restricted illiquid securities representing 0.0% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2010 are identified below:

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value
Marshall Edwards, Inc., Private Equity	8/3/07	$0	10,000	$15,608
Marshall Edwards, Inc., Private Equity	8/3/07	0	48,545	0
At March 31, 2010, the AZL Davis NY Venture Fund held restricted illiquid securities representing 0.8% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2010 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Harley-Davidson, Inc., 15.00%, 2/1/14	2/2/09	$3,000,000	3,000,000	$3,812,541
Sino-Forest Corp., 5.00%, 8/1/13	7/17/09	$688,000	688,000	830,760
At March 31, 2010, the AZL Van Kampen Mid Cap Growth Fund held restricted illiquid securities representing 1.1% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2010 are identified below:

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value
Better Place LLC	1/25/10	$2,046,081	682,027	$2,046,081
Ironwoods Pharmaceuticals	9/11/08	1,950,540	162,545	2,029,002
4. Investment Valuation Summary
The valuation techniques employed by the funds, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
* Level 1—quoted prices in active markets for identical assets
* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
* Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the valuation inputs used as of March 31, 2010 in valuing the Funds’ investments based upon three levels defined above:

AZL AIM International Equity Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$3,624,511	$9,066,681	$12,691,192
Biotechnology	154,595	3,839,489	3,994,084
Commercial Banks	2,743,637	22,225,572	24,969,209
Insurance	3,074,683	6,346,241	9,420,924
Media	4,065,899	12,113,150	16,179,049
Oil, Gas & Consumable Fuels	19,486,494	14,676,995	34,163,489
Pharmaceuticals	11,711,370	33,307,352	45,018,722
Road & Rail	3,126,133	—	3,126,133
Semiconductors & Semiconductor Equipment	4,855,370	2,879,058	7,734,428
Wireless Telecommunication Services	7,148,028	11,351,639	18,499,667
All Other Common Stocks+	—	208,217,452	208,217,452
Warrants	—	16,694	16,694
Investment Companies	21,006,602	—	21,006,602

Total Investment Securities	$80,997,322	$324,040,323	$405,037,645

AZL BlackRock Capital Appreciation Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$503,322,885	$—	$503,322,885
Investment Companies	10,849,750	—	10,849,750

Total Investment Securities	$514,172,635	$—	$514,172,635

AZL Columbia Mid Cap Value Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$106,861,601	$—	$106,861,601
Convertible Preferred Stocks	643,464	—	643,464
Investment Companies	5,346,385	—	5,346,385

Total Investment Securities	$112,851,450	$—	$112,851,450

AZL Columbia Small Cap Value Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$101,836,342	$—	$101,836,342
Investment Companies	806,771	—	806,771

Total Investment Securities	$102,643,113	$—	$102,643,113

AZL Davis NY Venture Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Beverages	$14,413,435	$7,338,528	$21,751,963
Capital Markets	28,459,803	7,649,971	36,109,774
Food Products	6,088,750	2,901,669	8,990,419
Household Durables	—	1,022,368	1,022,368
Marine	—	5,065,924	5,065,924
Metals & Mining	—	5,779,394	5,779,394
Oil, Gas & Consumable Fuels	73,398,291	3,976,268	77,374,559
Real Estate Management & Development	1,906,500	3,610,677	5,517,177
Transportation Infrastructure	341,131	6,887,459	7,228,590
All Other Common Stocks+	398,380,580	—	398,380,580
Convertible Bonds	—	830,760	830,760
Corporate Bonds	—	3,812,541	3,812,541
Investment Companies	29,711,119	—	29,711,119

Total Investment Securities	$552,699,609	$48,875,559	$601,575,168

AZL Dreyfus Equity Growth Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$160,262,829	$—	$160,262,829
Investment Companies	590,087	—	590,087

Total Investment Securities	$160,852,916	$—	$160,852,916

AZL Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Food Products	$3,357,862	$7,947,707	$11,305,569
All Other Common Stocks+	416,860,124	—	416,860,124
Investment Companies	7,169,766	—	7,169,766

Total Investment Securities	$427,387,752	$7,947,707	$435,335,459

AZL Enhanced Bond Index Fund

	Level 1	Level 2	Total
Investment Securities:
Asset Backed Securities	$—	$7,700,813	$7,700,813
Collateralized Mortgage Obligations	—	4,159,682	4,159,682
Corporate Bonds	—	33,147,129	33,147,129
Municipal Bonds	—	2,447,429	2,447,429
U.S. Government Agency	—	128,554	128,554
U.S. Government Agency Mortgages	—	68,145,052	68,145,052
U.S. Treasury Obligations	—	19,326,351	19,326,351
Yankee Dollar	—	8,643,379	8,643,379
Securities Sold Short	—	(7,003,516)	(7,003,516)
Investment Companies	25,344,143	—	25,344,143

Total Investment Securities	25,344,143	136,694,873	162,039,016

Other Financial Instruments:*
Futures Contracts	(15,989)	—	(15,989)
Currency Contracts	—	684	684

Total Investments	$25,328,154	$136,695,557	$162,023,711

AZL Franklin Small Cap Value Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$207,090,030	$—	$207,090,030
Investment Companies	11,346,401	—	11,346,401

Total Investment Securities	$218,436,431	$—	$218,436,431

AZL Franklin Templeton Founding Strategy Plus Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$54,337	$73,943	$—	$128,280
Air Freight & Logistics	347,209	191,267	—	538,476
Auto Components	—	70,631	—	70,631
Automobiles	—	474,466	—	474,466
Beverages	603,013	378,007	—	981,020

	Level 1	Level 2	Level 3	Total
Capital Markets	247,425	158,613	—	406,038
Chemicals	—	99,666	—	99,666
Commercial Banks	595,730	892,148	—	1,487,878
Commercial Services & Supplies	—	92,286	—	92,286
Communications Equipment	378,836	104,528	—	483,364
Construction Materials	—	108,024	—	108,024
Diversified Financial Services	781,260	300,971	16,000	1,098,231
Diversified Telecommunication Services	525,367	881,721	—	1,407,088
Electric Utilities	1,049,373	329,627	—	1,379,000
Electrical Equipment	—	126,355	—	126,355
Electronic Equipment, Instruments & Components	622,595	62,043	—	684,638
Energy Equipment & Services	319,834	264,668	—	584,502
Food & Staples Retailing	908,685	163,988	—	1,072,673
Food Products	463,755	498,726	—	962,481
Health Care Equipment & Supplies	410,857	54,123	—	464,980
Hotels, Restaurants & Leisure	—	203,783	—	203,783
Industrial Conglomerates	155,064	841,627	—	996,691
Insurance	911,895	406,299	—	1,318,194
Life Sciences Tools & Services	—	78,379	—	78,379
Marine	—	167,420	—	167,420
Media	1,641,025	373,102	—	2,014,127
Metals & Mining	395,378	156,380	—	551,758
Office Electronics	306,852	99,263	—	406,115
Oil, Gas & Consumable Fuels	1,306,294	1,272,956	—	2,579,250
Pharmaceuticals	1,177,702	1,220,631	—	2,398,333
Professional Services	—	181,229	—	181,229
Real Estate Investment Trusts (REITs)	112,473	66,867	—	179,340
Real Estate Management & Development	73,359	162,413	—	235,772
Semiconductors & Semiconductor Equipment	467,867	371,958	—	839,825
Software	1,230,780	273,282	—	1,504,062
Specialty Retail	96,403	220,939	—	317,342
Tobacco	591,780	805,378	—	1,397,158
Trading Companies & Distributors	—	79,314	—	79,314
Wireless Telecommunication Services	146,775	616,445	—	763,220
All Other Common Stocks+	4,322,106	—	—	4,322,106
Convertible Bonds	—	349,923	—	349,923
Convertible Preferred Stocks	377,820	—	—	377,820

	Level 1	Level 2	Level 3	Total
Corporate Bonds	—	9,451,992	—	9,451,992
Foreign Bonds:	—	11,196,645	—	11,196,645
Government Bonds	—	3,945,000	—	3,945,000
Municipal Bonds	—	360,423	—	360,423
Preferred Stocks	113,332	—	—	113,332
Yankee Dollar	—	3,512,409	—	3,512,409
Investment Companies	1,584,507	—	—	1,584,507

Total Investment Securities	22,319,688	41,739,858	16,000	64,075,546

Other Financial Instruments:*				—
Currency Contracts	—	625,595	—	625,595

Total Investments	$22,319,688	$42,365,453	$16,000	$64,701,141

AZL International Index Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$—	$168,106,443	$168,106,443
Rights	—	1,482	1,482
Investment Companies	4,660,587	—	4,660,587

Total Investment Securities	4,660,587	168,107,925	172,768,512

Other Financial Instruments:*
Futures Contracts	116,008	—	116,008

Total Investments	$4,776,595	$168,107,925	$172,884,520

AZL JPMorgan U.S. Equity Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$315,670,386	$—	$315,670,386
U.S. Treasury Obligations	865,745	—	865,745
Investment Companies	3,615,173	—	3,615,173

Total Investment Securities	320,151,304	—	320,151,304

Other Financial Instruments:*
Futures Contracts	(600)	—	(600)

Total Investments	$320,150,704	$—	$320,150,704

AZL MFS Investors Trust Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$1,917,835	$1,917,835
Beverages	4,617,042	7,433,503	12,050,545
Chemicals	5,323,607	4,366,213	9,689,820
Food Products	2,216,293	4,228,044	6,444,337
Hotels, Restaurants & Leisure	6,318,925	912,425	7,231,350
Household Products	11,600,663	3,982,622	15,583,285
Pharmaceuticals	20,176,996	2,676,397	22,853,393
Semiconductors & Semiconductor Equipment	9,398,001	4,573,465	13,971,466
All Other Common Stocks+	262,937,739	—	262,937,739
Investment Companies	2,732,556	—	2,732,556

Total Investment Securities	$325,321,822	$30,090,504	$355,412,326

AZL Mid Cap Index Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$70,791,584	$—	$70,791,584
Investment Companies	2,475,931	—	2,475,931

Total Investment Securities	73,267,515	—	73,267,515

Other Financial Instruments:*
Futures Contracts	27,554	—	27,554

Total Investments	$73,295,069	$—	$73,295,069

AZL Money Market Fund

	Level 1	Level 2	Total
Investment Securities:
Certificates of Deposit	$—	$202,260,315	$202,260,315
Commercial Paper	—	356,164,473	356,164,473
Corporate Bonds	—	40,635,000	40,635,000
Municipal Bonds	—	80,205,000	80,205,000
U.S. Government Agency Mortgages	—	86,914,062	86,914,062
U.S. Treasury Obligations	—	111,380,101	111,380,101
Yankee Dollars	—	11,565,000	11,565,000
Investment Companies	590	—	590

Total Investment Securities	$590	$889,123,951	$889,124,541

AZL NACM International Growth Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Energy Equipment & Services	$34,552	$193,971	$228,523
Internet Software & Services	59,700	52,044	111,744
Metals & Mining	293,065	245,737	538,802
Oil, Gas & Consumable Fuels	59,617	135,996	195,613
Pharmaceuticals	75,696	213,146	288,842
Semiconductors & Semiconductor Equipment	61,891	335,340	397,231
All Other Common Stocks+	—	4,326,617	4,326,617
Investment Companies	298,035	—	298,035

Total Investment Securities	882,556	5,502,851	6,385,407

Other Financial Instruments:*
Currency Contracts	—	757	757

Total Investments	$882,556	$5,503,608	$6,386,164

AZL NFJ International Value Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$81,267,822	$—	$81,267,822
Investment Companies	3,776,928	—	3,776,928

Total Investment Securities	$85,044,750	$—	$85,044,750

AZL OCC Growth Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$8,621,897	$—	$8,621,897
Investment Companies	255,648	—	255,648

Total Investment Securities	$8,877,545	$—	$8,877,545

AZL OCC Opportunity Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$164,227,191	$—	$164,227,191
Investment Companies	1,605,139	—	1,605,139

Total Investment Securities	$165,832,330	$—	$165,832,330

AZL S&P 500 Index Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$742,158,064	$—	$742,158,064
Investment Companies	12,310,656	—	12,310,656

Total Investment Securities	754,468,720	—	754,468,720

Other Financial Instruments:*
Futures Contracts	280,472	—	280,472

Total Investments	$754,749,192	$—	$754,749,192

AZL Schroder Emerging Markets Equity Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Beverages	$1,081,588	$1,341,995	$2,423,583
Chemicals	2,903,717	3,700,236	6,603,953
Commercial Banks	12,988,197	84,818,637	97,806,834
Computers & Peripherals	231,420	4,341,762	4,573,182
Diversified Consumer Services	1,193,183	1,566,966	2,760,149
Diversified Financial Services	2,975,374	—	2,975,374
Diversified Telecommunication Services	1,488,473	6,124,456	7,612,929
Electric Utilities	2,754,610	2,911,009	5,665,619
Electronic Equipment, Instruments & Components	2,286,394	9,685,202	11,971,596
Food & Staples Retailing	5,514,933	2,561,930	8,076,863
Food Products	3,202,097	9,429,510	12,631,607
Metals & Mining	23,100,986	23,638,422	46,739,408
Oil, Gas & Consumable Fuels	36,859,764	31,743,859	68,603,623
Pharmaceuticals	8,126,344	—	8,126,344
Real Estate Management & Development	1,363,376	8,132,456	9,495,832
Software	969,955	—	969,955
Wireless Telecommunication Services	7,587,716	3,913,223	11,500,939
All Other Common Stocks+	—	103,512,084	103,512,084
Warrants	—	2,031,693	2,031,693
Investment Companies	1,942,676	—	1,942,676

Total Investment Securities	$116,570,803	$299,453,440	$416,024,243

AZL Small Cap Stock Index Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$205,856,183	$—	$205,856,183
Investment Companies	5,265,111	—	5,265,111

Total Investment Securities	211,121,294	—	211,121,294

Other Financial Instruments:*
Futures Contracts	14,533	—	14,533

Total Investments	$211,135,827	$—	$211,135,827

AZL Turner Quantitative Small Cap Growth Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$53,967,209	$—	$53,967,209
Investment Companies	830,307	—	830,307

Total Investment Securities	$54,797,516	$—	$54,797,516

AZL Van Kampen Equity and Income Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$171,304,067	$—	$171,304,067
Asset Backed Securities	—	73,364	73,364
Convertible Bonds	—	35,624,769	35,624,769
Corporate Bonds	—	15,243,615	15,243,615
Preferred Stocks:
Commercial Banks	1,032,442	—	1,032,442
Commercial Services & Supplies	778,715	—	778,715
Food Products	721,355	—	721,355
Health Care Providers & Services	—	597,763	597,763
Multi-Utilities	—	624,099	624,099
Oil, Gas & Consumable Fuels	1,015,084	—	1,015,084
U.S. Government Agency Mortgages	—	2,069,385	2,069,385
U.S. Treasury Obligations	—	22,010,800	22,010,800
Yankee Dollar	—	3,564,048	3,564,048
Investment Companies	16,204,270	—	16,204,270

Total Investment Securities	$191,055,933	$79,807,843	$270,863,776

AZL Van Kampen Global Real Estate Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Diversified REITs	$6,140,833	$9,529,868	$15,670,701
Health Care Providers & Services	685,306	—	685,306
Hotels, Resorts & Cruise Linds	3,303,460	—	3,303,460
Industrial REITs	1,182,483	1,087,092	2,269,575
Mortgage REITs	708,818	—	708,818
Office REITs	4,631,751	4,742,076	9,373,827
Real Estate Investment Trusts (REITs)	5,664	404,507	410,171
Real Estate Operating Companies	9,010,134	6,122,518	15,132,652
Residential REITs	12,284,869	—	12,284,869
Retail REITs	12,242,462	18,164,324	30,406,786
Specialized REITs	12,722,537	533,418	13,255,955
All Other Common Stocks+	—	47,446,353	47,446,353
Warrants	—	4,162	4,162
Investment Company	5,876,937	—	5,876,937

Total Investment Securities	68,795,254	88,034,318	156,829,572

Other Financial Instruments:*
Currency Contracts	—	2,311	2,311

Total Investments	$68,795,254	$88,036,629	$156,831,883

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
AZL Van Kampen Growth and Income Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks+	$185,731,234	$—	$185,731,234
Investment Companies	9,174,857	—	9,174,857

Total Investment Securities	$194,906,091	$—	$194,906,091

AZL Van Kampen International Equity Fund

	Level 1	Level 2	Total
Investment Securities:
Common Stocks:
Beverages	$5,099,439	$2,617,547	$7,716,986
Oil, Gas & Consumable Fuels	4,359,799	23,562,521	27,922,320
All Other Common Stocks+	—	307,205,688	307,205,688
Investment Companies	10,259,318	—	10,259,318
Total Investment Securities	19,718,556	333,385,756	353,104,312

Other Financial Instruments:*
Currency Contracts	—	242,230	242,230

Total Investments	$19,718,556	$333,627,986	$353,346,542

AZL Van Kampen Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Distributors	$—	$13,567,334	$—	$13,567,334
Health Care Equipment & Supplies	13,017,344	2,019,278	—	15,036,622
Internet Software & Services	29,928,566	5,484,771	—	35,413,337
Professional Services	20,270,073	8,246,059	—	28,516,132
All Other Common Stocks+	273,290,569	—	—	273,290,569
Preferred Stocks	—	—	2,029,002	2,029,002
Private Placements	—	—	2,046,081	2,046,081
Investment Company	14,682,897	—	—	14,682,897

Total Investment Securities	$351,189,449	$29,317,442	$4,075,083	$384,581,974

As of March 31, 2010, the AZL Franklin Founding Strategy Plus Fund held a security that was fair valued and represented 0.1% of the net assets of the Fund. The inputs used to fair value the Canary Wharf Group plc common stock included a discount applied to the closing price of a similar security that held the majority of the Company’s shares.

As of March 31, 2010, the AZL Van Kampen Global Real Estate Fund held a security that was fair valued and represented 0.0% of the net assets of the Fund. The BGP Holdings plc common stock was fair valued at $0.

As of March 31, 2010, the AZL Van Kampen Mid Cap Growth Fund held securities that were fair valued and represented 1.6% of the net assets of the Fund. The inputs used to fair value the Ironwood Pharmaceuticals, Inc. preferred stock included a discount applied to the closing price. The inputs used to fair value the Better Place LLC private placement included the negotiated arms length price set by the lead investor.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other
	Securities	Financial
AZL Franklin Foundinq Strategy Plus Fund	(Rights) **	Instruments *
Balance as of December 31, 2009	$—	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(1,026)	—
Net purchases/(sales)	63,209	—
Transfers in (out) of Level 3	—	—

Balance as of March 31, 2010	$62,183	$—

Net change in unrealized appreciation/(depreciation) attributable to level 3 investments still held at December 31, 2009	$(1,026)	$—

	Investment	Other
	Securities	Financial
AZL International Index Fund	(Rights) **	Instruments *
Balance as of December 31, 2009	$2,995	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	(2,995)	—
Transfers in (out) of Level 3	—	—

Balance as of March 31, 2010	$—	$—

Net change in unrealized appreciation/(depreciation) attributable to level 3 investments still held at December 31, 2009	$—	$—

	Investment	Other
	Securities	Financial
AZL Van Kampen Mid Cap Growth Fund	(Rights) **	Instruments *
Balance as of December 31, 2009	$3,575,990	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(1,546,988)	—
Net purchases/(sales)	2,046,081	—
Transfers in (out) of Level 3	—	—

Balance as of March 31, 2010	$4,075,083	$—

Net change in unrealized appreciation/(depreciation) attributable to level 3 investments still held at December 31, 2009	$(1,546,988)	$—

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

*	Other financial instruments include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
The Trust recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010 from the valuation input levels used on December 31, 2009.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date May 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date May 20, 2010

By (Signature and Title)*	/s/ Ty Edwards Ty Edwards, Treasurer
Date May 20, 2010

*	Print the name and title of each signing officer under his or her signature.